UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

File No. 333-164886

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 330	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐  immediately upon filing pursuant to paragraph (b)
☑   on November 1, 2010 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Destination SM EV
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is November 1, 2010.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated November 1, 2010), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 46.
To obtain free copies of the Statement of Additional Information and other information about the Variable Account that has been filed with the SEC, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts and the associated optional benefit riders involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.

The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Huntington Asset Advisors, Inc.
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the Sub-Accounts of the Nationwide Variable Account-II (the "Variable Account") may be allocated to the Fixed Account.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.

Contract Anniversary- Each recurring one-year anniversary of the date the contract was issued.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Extra Value Credit ("Credit")- The amount Nationwide applies to the Contract Value that is equal to 5% of each purchase payment made during the first Contract Year.

FDIC- Federal Deposit Insurance Corporation.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate that varies depending on the type of allocation (e.g., new purchase payment, transfer, Dollar Cost Averaging allocation, Enhanced Dollar Cost Averaging allocation, etc.).

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for surrender under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Monthly Contract Anniversary- Each recurring one-month anniversary of the date the contract was issued.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund investment option at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base- For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Surrenders
Minimum Initial and Subsequent Purchase Payments
Extra Value Credits
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Death Benefit
Ten Day Free Look
Condensed Financial Information	11
Financial Statements	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	15
Mortality and Expense Risk Charge
Administrative Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	17
Death Benefit Options
Beneficiary Protector II Option
10% and 7% Lifetime Income Option
10% and 7% Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	26
Ownership and Interests in the Contract	26
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	27
Extra Value Credits
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests

Table of Contents (continued)	Page
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	31
Surrender (Redemption) Prior to Annuitization	31
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	32
Assignment	32
Contract Owner Services	32
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	35
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	39
Annuitizing the Contract	40
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	41
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Annuitization of Amounts Greater than $5,000,000
Statements and Reports	42
Legal Proceedings	42
Table of Contents of Statement of Additional Information	46
Appendix A: Underlying Mutual Funds	47
Appendix B: Condensed Financial Information	56
Appendix C: Contract Types and Tax Information	57
Appendix D: State Variations	66

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1

Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Maximum Mortality and Expense Risk Charge Administrative Charge	1.65%4 0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 2.05%
One-Month Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.35% 2.20%
Combination Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.45% 2.30%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets) Total Variable Account Charges (including this option only)	0.35%5 2.20%
Lifetime Income Options (assessed annually as a percentage of the Current Income Benefit Base6) (eligible applicants may purchase one)
7% Lifetime Income Option Charge (only available in NY)	1.00%7
10% Lifetime Income Option Charge	1.20%8
Spousal Continuation Benefits (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

7% Spousal Continuation Benefit Charge (only available in NY)	0.30%9
10% Spousal Continuation Benefit Charge (not available in NY)	0.30%10

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.65%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
10% Lifetime Income Option Charge	1.20%11
10% Spousal Continuation Benefit Charge	0.30%11
Maximum Possible Total Variable Account Charges	4.15%12

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	1.94%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.
____________________________

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

2 The transaction amount is the amount of the transfer determined to be engaged in short-term trading.  See "Short-Term Trading Fees" later in this prospectus.

3 On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary.  This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.

4 Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

5 In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

6 For information about how the Current Income Benefit Base is calculated, please see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

7 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

8 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

9 Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

10 Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the Current Income Benefit Base.

11 This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

12 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated (without application of the Credit);
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%).1

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.94%)	$1,391	$2,609	$3,692	$6,216	*	$1,979	$3,242	$6,216	$671	$1,979	$3,242	$6,216
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$1,235	$2,171	$3,015	$5,112	*	$1,541	$2,565	$5,112	$515	$1,541	$2,565	$5,112

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contracts

The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries.  The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Simple IRAs.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

For Non-Qualified Contracts, the minimum initial purchase payment is $10,000.  For all other contract types, the minimum initial purchase payment is $3,000.  A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to required minimum over the course of the first Contract Year.

The minimum subsequent purchase payment for all contracts is $1,000.  However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.  Subsequent purchase payments may not be permitted in all states.

Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.

If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  See "Pricing" later in this prospectus.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.

Extra Value Credits

For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract.  The Credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts and the Fixed Account at the same time and in the same proportion that the purchase payment is allocated to the contract.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.  See the "Annuity Payment Options" section for additional information.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.  See the "Death Benefit Calculations" section for additional information.

Optional riders.  If the Contract Owner elects either the10% Lifetime Income Option or the 7% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets of the Variable Account from the date of contract issuance through the end of the 8th Contract Year.  Beginning in the 9th Contract Year, the amount of the Mortality and Expense Risk Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  A portion of the Mortality and Expense Charge may be used to compensate Nationwide for providing the Credits.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.  If, on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  A portion of the CDSC may be used to compensate Nationwide for providing the Credits.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

Death Benefit Options

The contract contains a standard death benefit at no additional charge.  In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit Option1	0.20%
One-Month Enhanced Death Benefit Option2	0.35%
Combination Enhanced Death Benefit Option2	0.45%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.

2The Combination Enhanced Death Benefit Option and the One-Month Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at the time of application.  If the Contract Owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.

10% Lifetime Income Option

The 10% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.   For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  See "Appendix D: State Variations" for more information.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application for contracts issued only in the State of New York.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% and 7% Spousal Continuation Benefit

The 10% or 7% Spousal Continuation Benefit is only available for election at the time of application if and when the 10% or 7% Lifetime Income Option is elected, respectively.   The 10% Spousal Continuation Benefit is not available in the State of New York.  The 7% Spousal Continuation Benefit is only available in the State of New York.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

The charge is deducted at the same time and in the same manner as the respective lifetime income option charge.

Charges for Optional Benefits

The charges associated with optional benefits are assessed prior to annuitization.

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expense applicable to the fund (see "The Variable Account and Underlying Mutual Funds" for information on how to obtain an underlying mutual fund prospectus).

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments

On the Annuitization Date, annuity payments begin.  Annuity payments will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be sent within 3 days after each annuity payment date and received by the Annuitant within 7 to 10 days thereafter.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Death Benefit

An applicant may elect the standard death benefit (at no additional cost) or may elect the One-Year Enhanced Death Benefit Option for an additional charge of 0.20% of the Daily Net Assets of the Variable Account, the One-Month Enhanced Death Benefit Option for an additional charge of 0.35% of the Daily Net Assets of the Variable Account, or the Combination Enhanced Death Benefit Option for an additional charge of 0.45% of the Daily Net Assets of the Variable Account.

For more information about the standard and optional death benefits, please see the "Death Benefits" section later in the prospectus.

Ten Day Free Look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Credits, applicable federal and state income tax withholding.  See "Right to Examine and Cancel" and "Extra Value Credits" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Since this annuity contract was not available as of December 31, 2009, there are no Accumulation Unit values available.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act”).  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds free of charge at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Variable Account

Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the

Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.  Rates will vary depending on the dollar cost averaging program elected (see "Contract Owner Services").

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, plus any applicable Extra Value Credit, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law.  No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.65% of the Daily Net Assets of the Variable Account for the first 8 Contract Years.  Beginning with the 9th Contract Year, the charge is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  A portion of the Mortality and Expense Risk Charge is used to compensate Nationwide for Credits applied to the contract.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each Contract Anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any Contract Anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8+	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  A portion of the CDSC may be used to compensate Nationwide for Credits applied to the contract.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

The maximum amount that can be withdrawn annually without a CDSC is the greater of:

(1)	10% of (purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were already subject to the CDSC); or

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of an increased Contract Value (under the Spousal Protection Feature) are subject to the CDSC provisions of the contract; or

(3)	from any values which have been held under a contract for at least eight years.

No CDSC applies to transfers among Sub-Accounts or between or among the various investment options in the contract.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third Contract Anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, the Contract Owner may elect one of the following death benefit options in lieu of the standard death benefit.

One-Year Enhanced Death Benefit Option

Applicants with Annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrenders.

Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefits" provision later in this prospectus.

The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Month Enhanced Death Benefit Option

Applicants with Annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Monthly Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrenders.

Note: For Contract Owners who that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefits" provision later in this prospectus.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

Applicants with Annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary; or

(4)	the 5% interest anniversary value (as described in the "Death Benefits" provision later in this prospectus).

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrenders.

Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefits" provision later in this prospectus.

The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds.  Nationwide makes no assurances that the benefit associated with this option will offset all taxes.  Consult a qualified tax adviser.

The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.

The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  In addition, allocations to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest Nationwide credits to amounts allocated to the Fixed Account.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death proportionally adjusted for any and all surrenders taken from the contract before the Annuitant's death.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a Co-Annuitant named to the contract.

If there is no Co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death.  If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit =

(a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the Annuitant's death), proportionally adjusted for any and all surrenders taken from the contract.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts and the Fixed Account in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

10% and 7% Lifetime Income Option

The 10% Lifetime Income Option and the 7% Lifetime Income Option (collectively, the "Lifetime Income Options") provide for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  For the 10% Lifetime Income Option, the age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application (except for contracts issued in the State of New York where the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  See "Appendix D: State Variations" for more information).   For the 7% Lifetime Income Option, the age of the determining life must be between 50 and 85 years old at the time of application.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

Although the tax treatment for surrenders under withdrawal benefits such as the Lifetime Income Options is not clear, Nationwide will treat a portion of each surrender as a taxable distribution, as follows:

First, we determine which is greater: (1) the Contract Value immediately before the surrender; or (2) the guaranteed benefit amount immediately before the surrender.  That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the surrender will be reported as a taxable distribution.

For any surrender taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the surrender as a tax-free return of investment until the entire investment in the contract has been received tax-free.  Once the entire investment in the contract has been received tax-free, surrenders will be reported as taxable distributions.  Please consult a qualified tax adviser

Availability

The 10% Lifetime Income Option is available under the contract at the time of application. The 7% Lifetime Income Option is available under the contract at the time of application for contracts issued only in the State of New York.  The Lifetime Income Options are not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

Lifetime Income Option Charge

In exchange for the 10% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  In exchange for the 7% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge associated with the respective Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.

The charge will be assessed on each Contract Anniversary (the "L.inc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.  (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Lifetime Income Option Investment Requirements

Election of either of the Lifetime Income Options requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. For the list of investment options available under each Lifetime Income Option, please see "Income Benefit Investment Options" later in this prospectus.  Allocation requests to investment options other than those listed in the "Income Benefit Investment Options" section will not be honored; they will be treated as though no allocation request was submitted.  The Contract Owner may elect Dollar Cost Averaging for Living Benefits described in the "Contract Owner Services" provision.  Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).

Transfers Among Permitted Investment Options

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the elected Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base.  The Current Income Benefit Base from the date of contract issuance until the first surrender will reflect any additional purchase payments and reset opportunities, as described below.

10% Lifetime Income Option.  Provided no surrenders are taken from the contract, the Current Income Benefit Base for the 10% Lifetime Income Option will equal the greater of:

(1)	the highest Contract Value on any L.inc Anniversary plus purchase payments submitted after that L.inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each L.inc Anniversary up to and including the 10th L.inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th L.inc Anniversary, increased by simple interest at an annual rate of 10% each year through the 10th L.inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th L.inc Anniversary.

7% Lifetime Income Option.  Provided no surrenders are taken from the contract, the Current Income Benefit Base for the 7% Lifetime Income Option will equal the greater of:

(1)	the highest Contract Value on any L.inc Anniversary plus purchase payments submitted after that L.inc Anniversary; or

(2)	the sum of the following calculations:

(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each L.inc Anniversary up to and including the 10th L.inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th L.inc Anniversary, increased by simple interest at an annual rate of 7% each year through the 10th L.inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th L.inc Anniversary.

Regardless of which Lifetime Income Option is elected, when a purchase payment is made on a date other than a L.inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next L.inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent L.inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner and which Lifetime Income Option was chosen (10% or 7%) as indicated in the following tables:

10% Lifetime Income Option

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

7% Lifetime Income Option

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

A Contract Owner will receive the 6.25% Lifetime Withdrawal Percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum Lifetime Withdrawal Percentage available to that contract is 5.25%.  Contract Owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a Lifetime Withdrawal Percentage greater than 5.25%.  Consult a qualified tax adviser.

At the time of the first surrender and on each L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next L.inc Anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

The Contract Owner can elect to set up systematic surrenders or can request each surrender separately.  All lifetime income surrender requests must be made on a Nationwide form available by contacting Nationwide's home office at the phone number and address shown on page 1 of this prospectus.

Each year's benefit amount is non-cumulative.  A Contract Owner cannot take a previous year's benefit amount in a subsequent year without causing an excess surrender (see below) that will reduce the Current Income Benefit Base.  Although surrenders up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, the Contract Owner can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Withdrawal Percentage Limit

The Contract Owner is permitted to surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess surrender	X	Current Income Benefit Base prior to the surrender
Contract Value (reduced by the amount of the benefit amount surrendered)

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to surrender Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)
submit a completed administrative form in advance of the withdrawal to Nationwide's home office which can be obtained by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the Lifetime Income Option change.

In the event one or more terms and conditions of the Lifetime Income Option change, the reset opportunities still exist, but are not longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the respective Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the respective Lifetime Income Option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the ability to continue annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options above each result in a different amount ultimately received under the respective Lifetime Income Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial adviser to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within the 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.  If the Contract Owner had requested systematic surrenders of the annual benefit amount prior to the notice, those systematic surrenders will continue.  If the Contract Owner had not requested systematic surrenders prior to the notice, the Contract Owner may request systematic surrenders by contacting Nationwide at the phone number and address shown on page 1.  It is the Contract Owner's responsibility to establish systematic withdrawals or otherwise request the annual benefit amount.  Benefit amounts not withdrawn in a given year are forfeited.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization

If the Contract Owner elects to annuitize the contract, the Lifetime Income Option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the elected Lifetime Income Option which had been received by the deceased spouse, for the remainder of the survivor's lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

10% and 7% Spousal Continuation Benefit

At the time the 10% Lifetime Income Option or the 7% Lifetime Income Option is elected (at time of application), the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the respective Lifetime Income Option, provided that the following conditions are satisfied:

(1)
For contracts the elect the 10% Spousal Continuation Benefit, both spouses must be between 45 and 85 years old at the time of application.  For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be between 50 and 85 years old at the time of application.

(2)
For contracts that elect the 10% Spousal Continuation Benefit both spouses must be at least age 45 before either spouse is eligible to begin withdrawals.  For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be age 50 before either spouse is eligible to begin withdrawals.  Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(5)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and

Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as Co-Annuitants.

(7)	No person other than the spouse may be named as Contract Owner, Annuitant or beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits. The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the elected Lifetime Income Option.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract. Nationwide will remove the benefit and the associated charge upon the Contract Owner's written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Benefit

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (as indicated at the time of application) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option and comply with all of the terms and conditions associated with the respective Lifetime Income Option, including the investment option requirements, until annuitization.

Note: Some states have different requirements relating to spousal benefits.  Please see "Appendix D: State Variations."

Income Benefit Investment Options

The following investment options are the only investment options available for contracts that have elected a Lifetime Income Option:

Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services" later in this prospectus)
•	Balanced
•	Capital Appreciation
•	Conservative
•	Moderate
•	Moderately Conservative

Fidelity Variable Insurance Products Fund
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Balanced Fund: Class II
•	NVIT Investor Destinations Capital Appreciation Fund: Class II
•	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Investor Destinations Moderate Fund: Class II
•	NVIT Investor Destinations Moderately Conservative Fund: Class II

Static Asset Allocation Model (see below)
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund and 34% NVIT - American Funds NVIT Growth-Income Fund)

Note: Some of the investment options listed above are funds of funds.  Please refer to "Appendix A: Underlying Mutual Funds" for more information.

Static Asset Allocation Model

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit/Annuity Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

The Static Asset Allocation Model is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.  The entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like an underlying mutual fund and is subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise the Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Removal of Variable Account Charges

The Mortality and Expense Risk Charge and the Administrative Charge apply for the life of the contract.  The charge for each optional benefit is assessed until annuitization, except for the Beneficiary Protector II Option Charge, which is removed after the benefit associated with that feature is paid.  To remove the charge, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract in its third Contract Year where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.20%.  Once the benefit is paid, the charge associated with the Beneficiary Protector II option will be removed.  From that point on (until the end of the 8th Contract Year), the Variable Account value will be calculated using the unit values with Variable Account charges at 1.85%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 2.20% will have a lower unit value than Sub-Account X with charges of 1.85% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A Co-Annuitant, if named, must be the Annuitant's spouse.  The Co-Annuitant must be at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the "Spousal Protection Feature" provision are met.

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.  The joint annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	Co-Annuitant (must be the Annuitant's spouse);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract

Extra Value Credits

For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract.  The Credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.

Recapture of Credits

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all Credits applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.

After the expiration of the free-look period, the Credits will be fully vested and no longer subject to recapture.

Pricing

Generally, Nationwide prices Accumulation Unit values of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments wills be priced at the Accumulation Unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at Nationwide's home office before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days of receipt at Nationwide's home office, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

In some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Subsequent Purchase Payments

Any subsequent purchase payment received at Nationwide's home office (along with all necessary information) before the close of the New York Stock Exchange will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account (including any Credits applied to the contract); and

(2)	amounts allocated to the Fixed Account (including any Credits applied to the contract).

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.85% to 2.65% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation.  It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units (e.g., the Lifetime Income Options).

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, plus any Credits applied, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these process and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively trade may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account.  Nationwide reserves the right to limit or refuse transfers to the Fixed Account.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any applicable federal and state income tax withholding.  Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any applicable federal and state income tax withholding.  Nationwide will recapture all of the Credits applied to the contract.  The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Allocation of Purchase Payments during Free Look Period

Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, Contract Owners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days (See "Pricing").  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the Fixed Account and any interest credited; and

•	Extra Value Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, and Simple IRAs may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the

Fixed Account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Contract Owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the:

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class 2
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Money Market Fund: Class I

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account into the Sub-Accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than other assets allocated to the Fixed Account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the Fixed Account as part of the program according to future investment allocation instructions.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including transfers as part of an Enhanced Fixed Account Dollar Cost Averaging program, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.  Additionally, only those Sub-Accounts available for the elected Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits -- transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the respective Lifetime Income Option.  Please refer to "Income Benefit Investment Options" earlier in this prospectus for the investment options available for each Lifetime Income Option.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Lifetime Income Option elected.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%

The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

In any given Contract Year, any amount surrendered in excess of the greatest of (1), (2), or (3) above will be subject to the CDSC provisions (see "Contingent Deferred Sales Charge" earlier in this prospectus).

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

For Contract Owners that have elected a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.

Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.

Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner's model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to Nationwide's home office.  While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected.  At that time, Contract Owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account Contract Value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations within their elected model, percentages within their elected model and/or may change models and create a new "Custom Portfolio" within that new model.  To implement one of these changes, Contract Owners must submit new allocation instructions to Nationwide's home office in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide's home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Lifetime Income Option.  Termination is effective on the date the termination request is received at Nationwide's home office in good order.

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent annuitant becomes the Annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the "Annuity Payment Options" section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds.  At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be allocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies before the Annuitization Date, the standard death benefit will be the greater of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Monthly Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Monthly Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

For example, assume Joe purchases a contract in 2008 for $100,000.  In the year 2021, his contract stands as follows:

Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$125,000
5% interest anniversary value:	$197,933

If Joe dies in 2021, his death benefit would be $197,933.

However if he dies the next year, his death benefit would be $200,000 instead of $207,829 (calculation: 105% X $197,933) since the 5% interest anniversary value is limited to 200% of his initial purchase payment of $100,000.

Following is an example of how a surrender would impact the death benefit calculation.  In the year 2015, his contract stands as follows:

Total purchase payments:	$100,000
Contract Value:	$120,000
Highest anniversary Contract Value:	$120,000
5% interest anniversary value:	$155,133

In 2016, Joe takes a partial surrender of $60,000.  After his surrender, the highest Contract Anniversary value is $60,000 (calculation: $120,000 -– $60,000) and the 5% interest anniversary value is $77,566 (calculation: ($60,000/$120,000) x $155,133).  After the date of the withdrawal, the 5% interest anniversary value is limited to $80,000 (calculation: 200% ($100,000 - $60,000).

If, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that Contract Anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 that for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;

(3)	(a) Both spouses must be age 85 or younger at the time the contract is issued for the standard death benefit;

(b) Both spouses must be age 80 or younger at the time the contract is issued for the One-Year Enhanced Death Benefit Option;

(c) Both spouses must be age 75 or younger at the time the contract is issued for the Combination Enhanced Death Benefit Option or the One-Month Enhanced Death Benefit Option;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.  The new Co-Annuitant must meet the age requirement of the respective death benefit option on the date the Co-Annuitant is added.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Note: Some states have different requirements relating to spousal benefits.  Please see "Appendix D: State Variations."

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Option

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the

Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences.  See "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in "Appendix C: Contract Types and Tax Information," and the "10% Lifetime Income Option" and the "7% Lifetime Income Option" provisions in this prospectus.  Consult a qualified tax adviser.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above see "Required Distributions" in "Appendix C: Contract Types and Tax Information."

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underlying Mutual Funds."  The Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be sent within 3 days after each annuity payment date and received by the Annuitant within 7 to 10 days thereafter.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment.  The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant.  After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to:

www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company's litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company's consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On May 23, 2008, the Court granted the defendants' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court's dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC's counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler's motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-164886

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	High total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation:	FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation:	FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation:	FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation:	STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation:	STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation:	FF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation:	STTF

Huntington VA Funds - Huntington VA International Equity Fund
Investment Adviser:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets

Huntington VA Funds - Huntington VA Situs Fund
Investment Adviser:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation:	STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation:	STTF

MFS® Variable Insurance Trust - MFS® Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation:	STTF

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation:	STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation:	STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation:	FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation:	STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Designation:	STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation:	FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation:	FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation:	STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation:	STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation:	STTF

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation:	STTF

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

Because the contracts described in this prospectus have not been previously made available for sale, there are no Accumulation Unit values for the year ending December 31, 2009.  The Statement of Additional Information is available FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035
writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:             www.nationwide.com

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Simple IRA.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans and Individual Retirement Accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.    Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Surrenders Under the 10% Lifetime Income Option or the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Lifetime Income Options is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the Contract Owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the Contract Value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your Contract Value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  Under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal

Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(1)	an individual who is two or more generations younger than the Contract Owner; or

(2)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

If you purchase a Lifetime Income Option, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the Contract Owner's entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of an IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar  year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Appendix D: State Variations

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up-to-date information regarding state variations.

All states other than the State of New York :  The 7% Lifetime Income Option and 7% Spousal Continuation Benefit is not available effective November 1, 2010.

California – Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.

Hawaii – Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Indiana – Purchase payments, if any, after the initial purchase payment must be at least $500 and may only be made until the later of the Contract Owner reaching 63 years of age or the sixth Contract Anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Massachusetts – The Long-Term Care/Nursing Home Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the sixth Contract Anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For purposes of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 7% Lifetime Income Option" earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available. See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.
Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Spousal Continuation Benefits are referred to as Secondary Lifetime Continuation Benefits.  The Secondary Lifetime Continuation Benefit must be elected at the time of application and is not available to be elected after contract issuance.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 7% Spousal Continuation Benefit" earlier in this prospectus.

The Spousal Protection Feature is referred to as the Secondary Life Protection Feature.  See "Death Benefits" subsection "Death Benefit Calculations" subsection and "Death Benefits" subsection "Spousal Protection Feature" earlier in this prospectus.

A Contract Owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefits" subsection "Death Benefit Calculations" subsections "One-Year Enhanced Death Benefit Option," "One-Month Enhanced Death Benefit Option" and "Combination Enhanced Death Benefit Option" earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" subsection "Combination Enhanced Death Benefit Option" earlier in this prospectus for more information.

The 10% Spousal Continuation Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 7% Spousal Continuation Benefit" earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 7% Lifetime Income Option" earlier in this prospectus for more information.

The Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option are as follows:

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

See "Optional Contract Benefits, Charges and Deductions" subsection "10% and 7% Lifetime Income Option" earlier in this prospectus.

The Fixed Account may be restricted or eliminated.  See "Investing in the Contract" subsection "The Fixed Account" earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the sixth Contract Anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See "Operation of the Contract" subsection "Transfers Prior to Annuitization" subsection "Transfers from the Fixed Account" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account.  See "Contract Owner Services" earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the contract.  See "Synopsis of the Contracts" subsection "Taxation" earlier in this prospectus for more information.

Texas - CDSC will not apply if the Contract Owner (or Annuitant if the contract has a non-natural owner) is confined to a long-term care facility or hospital for a continuous 90 day period after the first Contract Anniversary.  Written proof of confinement is a bill or a statement from the physician or from the long-term care facility or hospital, as defined in the contract that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or surrender occurring after the first Contract Anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

CDSC will not be charged if the Contract Owner (or a joint owner) is diagnosed by a physician (who is not a party to the contract or an immediate family member of a party to the contract) to have a terminal illness at any time after the contract has been issued.  Written notice requesting a terminal illness waiver of CDSC and proof of terminal illness must be provided by the physician to Nationwide and recorded at Nationwide prior to the waiver of surrender charges.  See "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington - The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 63 years of age or the sixth Contract Anniversary.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" subsection "Combination Enhanced Death Benefit Option" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.

sai.htm

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2010

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated November 1, 2010.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.  Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215 .

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The contracts were not available for sale as of December 31, 2009.  Therefore, no Condensed Financial Information is available.

2

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Balanced Portfolio - Class S Shares (ALBS)
18,750 shares (cost $257,488)	$220,312
MidCap Growth Portfolio - Class S Shares (ALMCS)
41,685 shares (cost $716,887)	432,686
Growth Fund - Class 1 (AFGF)
221,525 shares (cost $11,216,429)	10,289,853
High-Income Bond Fund - Class 1 (AFHY)
165,430 shares (cost $1,490,490)	1,735,362
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
111,300 shares (cost $1,327,375)	1,355,630
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,100,135 shares (cost $27,129,538)	28,183,805
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
290,301 shares (cost $1,682,840)	1,701,165
U.S. Equity Flex I Portfolio (WSCP)
2,804,064 shares (cost $33,402,398)	34,966,676
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,090,415 shares (cost $4,688,398)	6,073,614
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
486,875 shares (cost $13,265,296)	13,598,431
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,282,808 shares (cost $110,347,659)	108,890,727
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,110,655 shares (cost $4,595,569)	5,164,545
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
521,155 shares (cost $1,835,292)	2,371,257
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
4,289,451 shares (cost $217,190,330)	194,440,807
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
211,498 shares (cost $6,546,648)	9,534,336
Investors Growth Stock Series - Service Class (MIGSC)
1,395,786 shares (cost $12,951,004)	13,427,458
Value Series - Service Class (MVFSC)
29,059,375 shares (cost $292,393,976)	339,413,504
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Plus Fixed Income Portfolio - Class I (MSVFI)
208,416 shares (cost $2,152,015)	$2,069,567
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,487,981 shares (cost $24,162,524)	24,506,612
Emerging Markets Debt Portfolio - Class I (MSEM)
571,711 shares (cost $4,565,498)	4,430,760
Emerging Markets Debt Portfolio - Class II (MSEMB)
174,502 shares (cost $1,377,777)	1,345,407
U.S. Real Estate Portfolio - Class I (MSVRE)
3,487 shares (cost $28,722)	35,397
U.S. Real Estate Portfolio - Class II (MSVREB)
1,103 shares (cost $9,053)	11,147
Managed Allocation Fund - Moderate Growth II (VFMG2)
525,290 shares (cost $5,201,975)	4,554,269
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
159,732 shares (cost $1,794,560)	1,760,252
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
5,471 shares (cost $69,371)	69,695
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
340,737 shares (cost $4,120,416)	4,337,579
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
80,707,248 shares (cost $1,309,411,535)	1,265,489,654
American Funds NVIT Bond Fund - Class II (GVABD2)
48,931,670 shares (cost $519,209,664)	521,122,282
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
4,477,237 shares (cost $97,564,252)	88,514,982
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,094,684 shares (cost $179,199,580)	142,386,405
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,672,005 shares (cost $476,156,677)	491,952,336
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,536,028 shares (cost $11,609,958)	10,137,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)
10,751,736 shares (cost $61,955,075)	70,853,938
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
52,743 shares (cost $694,430)	599,158
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
192,534 shares (cost $2,469,543)	2,166,006
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,588,356 shares (cost $54,540,723)	$40,691,957
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,834,268 shares (cost $67,035,748)	54,772,254
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
43,239 shares (cost $490,016)	350,666
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
433,751 shares (cost $4,471,145)	3,517,719
Gartmore NVIT International Equity Fund - Class I (GIG)
7,930 shares (cost $59,126)	63,519
Gartmore NVIT International Equity Fund - Class III (GIG3)
4,354,350 shares (cost $37,491,379)	34,921,884
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,055,564 shares (cost $14,224,717)	16,444,515
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
248,041 shares (cost $3,617,821)	2,534,983
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
53,474 shares (cost $512,405)	547,037
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,080,794 shares (cost $91,945,735)	102,082,706
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
1,359,734 shares (cost $9,432,520)	11,435,366
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,918 shares (cost $1,668,995)	1,609,442
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
33,408,430 shares (cost $305,377,308)	281,298,979
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
1,266,940 shares (cost $9,361,520)	10,654,966
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
43,828,786 shares (cost $385,230,246)	418,126,617
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
59,439,295 shares (cost $494,446,021)	540,303,195
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
19,331,182 shares (cost $184,006,269)	194,471,692
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
53,441,922 shares (cost $456,343,709)	498,078,711
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
20,743,851 shares (cost $162,057,920)	183,375,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
18,081,371 shares (cost $164,616,354)	$176,474,177
NVIT Core Bond Fund - Class I (NVCBD1)
289,152 shares (cost $2,970,838)	2,952,245
NVIT Core Bond Fund - Class II (NVCBD2)
19,987,654 shares (cost $203,970,866)	203,674,193
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,266,177 shares (cost $13,362,416)	13,649,385
NVIT Fund - Class I (TRF)
18,220,212 shares (cost $189,118,967)	147,765,917
NVIT Fund - Class II (TRF2)
35,148,631 shares (cost $380,494,090)	283,649,456
NVIT Global Financial Services Fund - Class II (GVGF2)
93,291 shares (cost $1,121,920)	694,086
NVIT Global Financial Services Fund - Class III (GVGFS)
298,209 shares (cost $2,052,810)	2,227,624
NVIT Government Bond Fund - Class I (GBF)
51,393,817 shares (cost $596,078,112)	603,363,409
NVIT Growth Fund - Class I (CAF)
3,029,304 shares (cost $26,682,875)	35,624,615
NVIT Health Sciences Fund - Class II (GVGH2)
133,607 shares (cost $1,391,392)	1,265,261
NVIT Health Sciences Fund - Class III (GVGHS)
444,995 shares (cost $4,379,579)	4,280,850
NVIT Health Sciences Fund - Class VI (GVGH6)
1,478,771 shares (cost $14,358,160)	14,122,259
NVIT International Index Fund - Class VIII (GVIX8)
1,469,456 shares (cost $12,899,243)	11,902,590
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
45,325,551 shares (cost $500,947,887)	373,029,282
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
4,870,326 shares (cost $56,875,109)	58,590,026
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
8,907,348 shares (cost $110,139,304)	114,993,867
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,750,098 shares (cost $284,189,390)	283,763,469
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
221,528,884 shares (cost $2,469,380,467)	2,151,045,467
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
153,662,280 shares (cost $1,771,841,869)	$1,442,888,810
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
61,006,861 shares (cost $647,703,776)	598,477,310
NVIT Leaders Fund - Class III (GVUSL)
327,500 shares (cost $4,004,541)	2,816,497
NVIT Mid Cap Index Fund - Class I (MCIF)
6,004,918 shares (cost $103,678,309)	88,992,886
NVIT Money Market Fund - Class I (SAM)
612,166,355 shares (cost $612,166,355)	612,166,355
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,513,468 shares (cost $41,969,174)	47,636,363
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,439,414 shares (cost $285,746,208)	271,007,752
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
105,437 shares (cost $1,484,884)	1,032,224
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
875,718 shares (cost $12,826,303)	8,573,283
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
4,465,802 shares (cost $43,305,403)	43,541,569
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
405,042 shares (cost $3,074,589)	3,519,819
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
19,037,007 shares (cost $132,499,808)	165,241,222
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,655,699 shares (cost $34,657,469)	38,828,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
23,651,832 shares (cost $175,537,924)	198,438,874
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
20,199,770 shares (cost $170,179,107)	168,668,082
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
36,681,534 shares (cost $319,982,415)	334,902,403
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
471,349 shares (cost $7,377,501)	5,797,590
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,105 shares (cost $14,207,190)	11,455,697
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,454,286 shares (cost $51,008,871)	36,970,572
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
3,212,127 shares (cost $30,381,666)	$26,275,198
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,938,943 shares (cost $122,709,113)	85,817,724
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
3,038,979 shares (cost $52,708,368)	42,940,779
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,079,853 shares (cost $79,969,318)	75,090,382
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,449,317 shares (cost $75,739,918)	76,355,495
NVIT Technology & Communications Fund - Class I (GGTC)
51,115 shares (cost $167,660)	173,791
NVIT Technology & Communications Fund - Class II (GGTC2)
221,816 shares (cost $823,783)	743,085
NVIT Technology & Communications Fund - Class III (GGTC3)
1,611,773 shares (cost $4,394,058)	5,528,383
NVIT Technology & Communications Fund - Class VI (GGTC6)
4,414,808 shares (cost $13,286,109)	14,877,903
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
1,975,256 shares (cost $17,634,761)	14,597,140
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
323,121 shares (cost $3,113,627)	2,442,799
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
42,482 shares (cost $578,702)	598,143
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
116,286 shares (cost $1,529,845)	1,636,146
Templeton NVIT International Value Fund - Class III (NVTIV3)
22,877,272 shares (cost $260,061,069)	317,994,082
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
9,636,349 shares (cost $87,698,456)	85,185,326
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,392,452 shares (cost $52,488,288)	61,264,901
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,041,551 shares (cost $43,863,485)	51,262,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
23,404,536 shares (cost $291,762,200)	262,598,891
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
662,807 shares (cost $7,311,519)	7,052,264
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Low Duration Portfolio - Advisor Class (PMVLAD)
15,137,792 shares (cost $155,334,733)	$153,043,079
V.I. Basic Value Fund - Series II (AVBV2)
1,836 shares (cost $10,085)	10,923
V.I. Capital Appreciation Fund - Series II (AVCA2)
387,722 shares (cost $9,964,782)	7,754,437
V.I. Capital Development Fund - Series II (AVCD2)
1,768,965 shares (cost $25,119,712)	19,440,929
VPS Growth and Income Portfolio - Class B (ALVGIB)
604,486 shares (cost $13,234,456)	9,115,654
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
1,575,178 shares (cost $18,147,097)	21,044,375
Money Market Portfolio(TM) (CHSMM)
17,177,763 shares (cost $17,177,763)	17,177,763
VP Balanced Fund - Class I (ACVB)
7,037,718 shares (cost $44,560,447)	40,466,877
VP Capital Appreciation Fund - Class I (ACVCA)
9,908 shares (cost $92,142)	106,706
VP Income & Growth Fund - Class I (ACVIG)
2,934,083 shares (cost $19,768,456)	15,785,365
VP Income & Growth Fund - Class II (ACVIG2)
1,178,424 shares (cost $8,253,611)	6,339,919
VP Inflation Protection Fund - Class II (ACVIP2)
14,151,471 shares (cost $147,722,729)	151,845,289
VP International Fund - Class I (ACVI)
4,599 shares (cost $31,246)	35,554
VP International Fund - Class III (ACVI3)
47 shares (cost $315)	363
VP Mid Cap Value Fund - Class I (ACVMV1)
451,522 shares (cost $4,909,167)	5,472,448
VP Mid Cap Value Fund - Class II (ACVMV2)
3,007,959 shares (cost $33,083,354)	36,486,543
VP Ultra(R) Fund - Class II (ACVU2)
1,654 shares (cost $11,262)	13,296
VP Value Fund - Class I (ACVV)
11,322,525 shares (cost $80,383,041)	59,782,930
VP Value Fund - Class II (ACVV2)
14,429,475 shares (cost $96,139,089)	76,331,922
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VP Vista(SM) Fund - Class I (ACVVS1)
730 shares (cost $8,369)	$9,632
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,277,477 shares (cost $51,571,635)	41,705,403
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,593,832 shares (cost $243,219,019)	252,413,713
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,511,153 shares (cost $103,634,652)	92,483,773
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,718,129 shares (cost $39,688,247)	45,118,066
Appreciation Portfolio - Initial Shares (DCAP)
823,104 shares (cost $27,822,436)	25,845,478
Appreciation Portfolio - Service Shares (DCAPS)
750,654 shares (cost $24,547,459)	23,427,916
Developing Leaders Portfolio - Service Shares (DVDLS)
59,525 shares (cost $1,964,299)	1,383,371
Growth and Income Portfolio - Initial Shares (DGI)
883,766 shares (cost $16,828,670)	14,900,291
Capital Appreciation Fund II - Service Shares (FCA2S)
298,262 shares (cost $1,724,272)	1,703,078
Clover Value Fund II - Service Shares (FALFS)
102,373 shares (cost $1,319,445)	924,428
Market Opportunity Fund II - Service Shares (FVMOS)
736,109 shares (cost $7,510,446)	7,250,671
Quality Bond Fund II - Primary Shares (FQB)
1,156,252 shares (cost $12,381,400)	12,950,022
Quality Bond Fund II - Service Shares (FQBS)
4,824,488 shares (cost $52,526,412)	53,793,039
Contrafund Portfolio - Service Class 2 (FC2)
11,410,061 shares (cost $331,888,463)	231,510,138
Equity-Income Portfolio - Initial Class (FEIP)
23,389,583 shares (cost $525,449,207)	393,178,893
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,624,068 shares (cost $16,928,544)	12,619,012
High Income Portfolio - Initial Class (FHIP)
12,280,322 shares (cost $72,206,293)	64,962,901
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
13,501,694 shares (cost $189,749,681)	175,522,016
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Contrafund Portfolio - Initial Class (FCP)
18,187,651 shares (cost $443,717,837)	$375,029,364
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,658,989 shares (cost $101,680,618)	78,224,434
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,109,014 shares (cost $161,914,795)	117,796,364
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
537,620 shares (cost $5,528,649)	5,252,552
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,268,608 shares (cost $66,747,508)	61,056,238
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
775,114 shares (cost $7,791,921)	7,363,586
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,040,819 shares (cost $126,410,327)	114,146,961
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
600,498 shares (cost $6,094,528)	5,416,493
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,096,691 shares (cost $22,475,344)	18,870,218
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
990,518 shares (cost $14,695,054)	14,372,417
VIP Fund - Growth Portfolio - Initial Class (FGP)
11,795,491 shares (cost $390,412,200)	354,336,543
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,506,795 shares (cost $56,170,003)	44,827,166
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,772,804 shares (cost $20,592,889)	25,152,678
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,328,721 shares (cost $28,258,736)	28,852,853
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
41,918,245 shares (cost $511,198,364)	513,917,689
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
874,699 shares (cost $24,153,946)	22,226,105
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
7,488,473 shares (cost $221,987,210)	187,960,666
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,860,741 shares (cost $79,114,401)	73,154,150
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,343,451 shares (cost $45,112,486)	35,198,637
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
261,634 shares (cost $4,613,285)	$3,903,581
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,582,226 shares (cost $67,247,449)	53,016,951
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
907,832 shares (cost $7,864,223)	6,999,387
Franklin Income Securities Fund - Class 2 (FTVIS2)
7,956,643 shares (cost $130,197,418)	112,347,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
4,348,673 shares (cost $76,807,751)	68,969,952
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
14,281,260 shares (cost $153,279,139)	182,371,691
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,790,535 shares (cost $42,700,234)	36,881,905
Templeton Foreign Securities Fund - Class 2 (TIF2)
418,430 shares (cost $5,647,615)	5,627,886
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,867,226 shares (cost $76,744,010)	91,814,811
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
4,505,917 shares (cost $75,549,691)	78,087,536
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,647,042 shares (cost $10,810,684)	11,759,877
Growth Portfolio - I Class Shares (AMTG)
6,638 shares (cost $80,590)	94,063
International Portfolio - S Class Shares (AMINS)
9 shares (cost $87)	88
Partners Portfolio- I Class Shares (AMTP)
4,512 shares (cost $43,701)	44,265
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
398,668 shares (cost $4,852,033)	4,086,352
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,233,426 shares (cost $33,893,176)	27,024,450
Balanced Fund/VA - Non-Service Shares (OVMS)
4,949,891 shares (cost $74,640,095)	50,983,879
Capital Appreciation Fund/VA - Service Class (OVCAFS)
1,095,756 shares (cost $40,690,174)	40,148,494
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,284,035 shares (cost $45,295,441)	47,432,267
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Bond Fund/VA - Non-Service Shares (OVB)
6,026,762 shares (cost $65,156,459)	$42,609,207
Global Securities Fund/VA - Class 3 (OVGS3)
2,477,242 shares (cost $71,590,777)	66,068,044
Global Securities Fund/VA - Class 4 (OVGS4)
2,548,732 shares (cost $79,509,061)	67,082,613
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,086,630 shares (cost $113,264,402)	134,795,700
Global Securities Fund/VA - Service Class (OVGSS)
427,166 shares (cost $11,474,300)	11,225,928
High Income Fund/VA - Class 3 (OVHI3)
192,691 shares (cost $319,040)	383,456
High Income Fund/VA - Class 4 (OVHI4)
3,533,105 shares (cost $5,759,571)	7,101,541
High Income Fund/VA - Non-Service Shares (OVHI)
22,504 shares (cost $176,840)	44,558
High Income Fund/VA - Service Class (OVHIS)
1,833,831 shares (cost $14,704,984)	3,649,324
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
763,761 shares (cost $15,613,026)	13,885,181
Main Street Fund(R)/VA - Service Class (OVGIS)
17,035,163 shares (cost $374,789,446)	307,314,341
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,423 shares (cost $3,897,713)	4,484,492
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,499,549 shares (cost $24,443,642)	35,693,559
MidCap Fund/VA - Non-Service Shares (OVAG)
231,893 shares (cost $10,915,864)	8,468,727
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
258,302 shares (cost $5,556,556)	3,719,545
Putnam VT International Equity Fund - IB Shares (PVTIGB)
61,491 shares (cost $898,993)	681,323
Putnam VT Voyager Fund - IB Shares (PVTVB)
88,758 shares (cost $2,468,143)	2,875,757
Diversified Stock Fund Class A Shares (VYDS)
60,643 shares (cost $572,141)	531,839
Blue Chip Growth Portfolio - II (TRBCG2)
3,961,986 shares (cost $35,780,597)	37,638,866
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Portfolio - II (TREI2)
4,246,808 shares (cost $89,420,601)	$74,786,298
Limited-Term Bond Portfolio - II (TRLT2)
3 shares (cost $13)	13
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
566,727 shares (cost $6,567,464)	6,659,045
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,136,094 shares (cost $13,388,609)	13,349,100
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,779,721 shares (cost $19,937,328)	19,950,677
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,950,943 shares (cost $29,576,537)	21,889,582
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,063,856 shares (cost $34,295,882)	31,128,427
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,124,544 shares (cost $26,121,883)	32,904,166
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
3,821,692 shares (cost $33,619,879)	35,256,258
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2,731 shares (cost $36,871)	42,881
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
11,566 shares (cost $100,955)	103,748
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
156,780 shares (cost $156,780)	156,780
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
17,297 shares (cost $223,126)	259,630
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,584,147 shares (cost $9,066,530)	10,059,335
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,232 shares (cost $11,066)	9,643
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
25,104 shares (cost $259,655)	$259,575

Total Investments	21,471,659,903
Accounts Receivable U.S. Real Estate Portfolio - Class I (MSVRE)	5,875
Accounts Receivable U.S. Real Estate Portfolio - Class II (MSVREB)	2,508
Accounts Receivable V.I. Basic Value Fund - Series II (AVBV2)	1,828
Accounts Receivable VP Ultra(R) Fund - Class II (ACVU2)	433
Accounts Receivable Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	21,323

Total Assets	$21,471,691,870
Accounts Payable Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	56,722
Accounts Payable VP International Fund - Class I (ACVI)	747
Accounts Payable VP International Fund - Class III (ACVI3)	7
Accounts Payable Growth Portfolio - I Class Shares (AMTG)	74,249
Accounts Payable International Portfolio - S Class Shares (AMINS)	88
Accounts Payable Partners Portfolio- I Class Shares (AMTP)	23,015
Accounts Payable Limited-Term Bond Portfolio - II (TRLT2)	2
Accounts Payable Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,617
Other Accounts Payable	253,123

$21,471,280,300

Contract Owners’ Equity:
Accumulation units	21,462,886,103
Contracts in payout (annuitization) period	8,394,197

Total Contract Owners’ Equity (note 5)	$21,471,280,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

Reinvested dividends	$345,105,437	5,728	-	80,075	113,973	37,970	345,479	-
Mortality and expense risk charges (note 2)	(295,502,556)	(2,028)	(3,645)	(123,183)	(18,720)	(19,040)	(119,334)	(1,233)

Net investment income (loss)	49,602,881	3,700	(3,645)	(43,108)	95,253	18,930	226,145	(1,233)

Realized gain (loss) on investments	(1,638,769,490)	(12,724)	(45,009)	(359,600)	1,167	1,011	19,518	52
Change in unrealized gain (loss) on investments	5,024,146,648	57,489	187,323	3,503,727	393,367	(10,779)	1,054,267	18,325

Net gain (loss) on investments	3,385,377,158	44,765	142,314	3,144,127	394,534	(9,768)	1,073,785	18,377

Reinvested capital gains	266,022,593	-	-	-	-	12,897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,701,002,632	48,465	138,669	3,101,019	489,787	22,059	1,299,930	17,144

Investment Activity:	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

Reinvested dividends	$368,018	-	332,903	11,477	-	-	18,666	630,618
Mortality and expense risk charges (note 2)	(424,427)	(52,350)	(171,097)	(1,333,930)	(51,931)	(26,821)	(33,475)	(2,356,317)

Net investment income (loss)	(56,409)	(52,350)	161,806	(1,322,453)	(51,931)	(26,821)	(14,809)	(1,725,699)

Realized gain (loss) on investments	335,321	120,458	98,845	1,346,294	77,619	3,692	(1,782,822)	(13,207,264)
Change in unrealized gain (loss) on investments	6,359,410	1,385,216	1,901,259	30,329,801	1,695,971	901,951	2,118,307	94,042,772

Net gain (loss) on investments	6,694,731	1,505,674	2,000,104	31,676,095	1,773,590	905,643	335,485	80,835,508

Reinvested capital gains	-	-	444,011	-	-	-	-	4,306,852

Net increase (decrease) in contract owners’ equity resulting from operations	$6,638,322	1,453,324	2,605,921	30,353,642	1,721,659	878,822	320,676	83,416,661

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

Reinvested dividends	$33,225	54,128	3,090,429	234,876	12,896,456	347,645	101,811	1,640,097
Mortality and expense risk charges (note 2)	(111,662)	(196,947)	(4,713,440)	(32,532)	(1,725,831)	(58,061)	(18,917)	(388,143)

Net investment income (loss)	(78,437)	(142,819)	(1,623,011)	202,344	11,170,625	289,584	82,894	1,251,954

Realized gain (loss) on investments	520,950	(264,896)	(6,438,115)	(321,844)	(36,883,147)	(117,690)	(89,704)	(66,930,523)
Change in unrealized gain (loss) on investments	3,836,579	4,149,861	77,682,129	310,295	32,378,594	914,507	320,524	68,126,489

Net gain (loss) on investments	4,357,529	3,884,965	71,244,014	(11,549)	(4,504,553)	796,817	230,820	1,195,966

Reinvested capital gains	235,876	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,514,968	3,742,146	69,621,003	190,795	6,666,072	1,086,401	313,714	2,447,920

Investment Activity:	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

Reinvested dividends	$1,053,693	518	57,673	345	24,746	748,122	1,397,673	-
Mortality and expense risk charges (note 2)	(316,464)	(64,890)	(7,905)	(161)	(21,055)	(15,120,785)	(7,345,653)	(1,012,227)

Net investment income (loss)	737,229	(64,372)	49,768	184	3,691	(14,372,663)	(5,947,980)	(1,012,227)

Realized gain (loss) on investments	(57,817,100)	(880,284)	12,227	394	10,546	(967,861)	(5,520,833)	(2,346,433)
Change in unrealized gain (loss) on investments	58,458,616	1,768,219	(34,308)	324	217,163	183,848,906	48,539,026	20,478,116

Net gain (loss) on investments	641,516	887,935	(22,081)	718	227,709	182,881,045	43,018,193	18,131,683

Reinvested capital gains	-	25,226	7,662	2,329	157,670	23,952,905	133,572	5,145,844

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,745	848,789	35,349	3,231	389,070	192,461,287	37,203,785	22,265,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

Reinvested dividends	$-	-	883,942	4,951,434	6,462	21,967	433,826	458,660
Mortality and expense risk charges (note 2)	(1,734,567)	(6,898,859)	(140,715)	(760,867)	(6,768)	(29,136)	(446,762)	(640,134)

Net investment income (loss)	(1,734,567)	(6,898,859)	743,227	4,190,567	(306)	(7,169)	(12,936)	(181,474)

Realized gain (loss) on investments	(14,738,005)	(12,387,580)	(868,839)	(6,795,418)	(13,506)	(151,694)	(5,122,632)	(14,512,801)
Change in unrealized gain (loss) on investments	37,729,828	111,016,457	3,419,998	20,803,406	249,347	1,060,048	21,233,938	33,590,395

Net gain (loss) on investments	22,991,823	98,628,877	2,551,159	14,007,988	235,841	908,354	16,111,306	19,077,594
Reinvested capital gains	13,208,018	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,465,274	101,632,878	3,294,386	18,198,555	235,535	901,185	16,098,370	18,896,120

Investment Activity:	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

Reinvested dividends	$12,887	141,691	717	144,686	50,100	23,937	2,224	69,882
Mortality and expense risk charges (note 2)	(5,296)	(50,296)	(796)	(280,518)	(132,952)	(30,947)	(2,373)	(512,001)

Net investment income (loss)	7,591	91,395	(79)	(135,832)	(82,852)	(7,010)	(149)	(442,119)
Realized gain (loss) on investments	(23,217)	(1,835,008)	2,830	(3,448,615)	(1,111,808)	(915,157)	8,059	588,120
Change in unrealized gain (loss) on investments	33,458	1,849,941	13,373	8,852,276	3,598,820	1,375,926	34,632	10,150,274

Net gain (loss) on investments	10,241	14,933	16,203	5,403,661	2,487,012	460,769	42,691	10,738,394

Reinvested capital gains	-	-	-	-	-	-	-	221,132

Net increase (decrease) in contract owners’ equity resulting from operations	$17,832	106,328	16,124	5,267,829	2,404,160	453,759	42,542	10,517,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

Reinvested dividends	$-	8,002	1,129,647	72,295	6,254,610	5,665,665	3,799,581	6,135,803
Mortality and expense risk charges (note 2)	(91,964)	(21,557)	(4,996,722)	(116,195)	(5,376,582)	(4,758,415)	(1,979,842)	(4,251,068)

Net investment income (loss)	(91,964)	(13,555)	(3,867,075)	(43,900)	878,028	907,250	1,819,739	1,884,735

Realized gain (loss) on investments	(66,350)	(343,055)	(36,769,848)	(415,017)	-	(1,407,350)	353,906	(652,099)
Change in unrealized gain (loss) on investments	2,292,034	758,225	109,745,964	2,541,584	48,916,872	68,998,819	12,131,843	58,689,713

Net gain (loss) on investments	2,225,684	415,170	72,976,116	2,126,567	48,916,872	67,591,469	12,485,749	58,037,614

Reinvested capital gains	23,974	-	-	2,352	-	-	350,618	23,073

Net increase (decrease) in contract owners’ equity resulting from operations	$2,157,694	401,615	69,109,041	2,085,019	49,794,900	68,498,719	14,656,106	59,945,422

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

Reinvested dividends	$2,201,747	2,754,748	55,724	3,263,100	335,468	1,819,595	3,263,545	5,557
Mortality and expense risk charges (note 2)	(2,416,026)	(1,619,467)	(19,641)	(1,764,895)	(105,931)	(1,797,359)	(5,141,628)	(9,030)

Net investment income (loss)	(214,279)	1,135,281	36,083	1,498,205	229,537	22,236	(1,878,083)	(3,473)

Realized gain (loss) on investments	(3,971,723)	(305,054)	41,990	355,131	75,296	(17,933,556)	(90,782,560)	(90,836)
Change in unrealized gain (loss) on investments	44,166,282	15,150,108	(22,864)	(290,103)	270,795	47,498,047	149,784,333	267,529

Net gain (loss) on investments	40,194,559	14,845,054	19,126	65,028	346,091	29,564,491	59,001,773	176,693

Reinvested capital gains	67,529	101,727	12,928	968,892	240,567	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,047,809	16,082,062	68,137	2,532,125	816,195	29,586,727	57,123,690	173,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

Reinvested dividends	$23,131	21,195,980	177,346	1,759	11,975	19,202	236,422	3,689,921
Mortality and expense risk charges (note 2)	(27,441)	(10,329,512)	(425,965)	(18,599)	(54,365)	(199,065)	(126,875)	(6,671,745)

Net investment income (loss)	(4,310)	10,866,468	(248,619)	(16,840)	(42,390)	(179,863)	109,547	(2,981,824)

Realized gain (loss) on investments	(1,002,849)	1,805,355	(448,767)	(69,342)	(760,771)	(3,364,043)	(1,419,623)	(23,868,768)
Change in unrealized gain (loss) on investments	1,661,926	(15,554,220)	9,649,201	278,625	1,386,647	5,119,108	3,407,422	85,687,122

Net gain (loss) on investments	659,077	(13,748,865)	9,200,434	209,283	625,876	1,755,065	1,987,799	61,818,354

Reinvested capital gains	-	8,836,233	-	-	-	-	-	19,329,241

Net increase (decrease) in contract owners’ equity resulting from operations	$654,767	5,953,836	8,951,815	192,443	583,486	1,575,202	2,097,346	78,165,771

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

Reinvested dividends	$476,596	971,779	4,443,777	28,951,102	17,035,538	9,089,435	22,348	715,622
Mortality and expense risk charges (note 2)	(237,914)	(456,313)	(3,840,258)	(34,136,389)	(22,502,799)	(9,487,314)	(34,692)	(1,060,285)

Net investment income (loss)	238,682	515,466	603,519	(5,185,287)	(5,467,261)	(397,879)	(12,344)	(344,663)

Realized gain (loss) on investments	34,592	14,184	(2,135,252)	(8,238,065)	(24,234,809)	(4,659,856)	(1,095,850)	(4,294,187)
Change in unrealized gain (loss) on investments	1,714,917	4,854,563	18,290,179	278,674,054	247,531,738	60,421,548	1,815,308	24,206,416

Net gain (loss) on investments	1,749,509	4,868,747	16,154,927	270,435,989	223,296,929	55,761,692	719,458	19,912,229

Reinvested capital gains	385,931	576,469	1,321,137	43,913,323	55,805,571	8,567,242	-	2,214,895

Net increase (decrease) in contract owners’ equity resulting from operations	$2,374,122	5,960,682	18,079,583	309,164,025	273,635,239	63,931,055	707,114	21,782,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

Reinvested dividends	$329,543	160,611	2,401,910	17,307	175,573	1,313,669	11,024	352,824
Mortality and expense risk charges (note 2)	(10,367,431)	(250,379)	(4,185,495)	(14,548)	(112,779)	(1,088,184)	(18,032)	(1,332,116)

Net investment income (loss)	(10,037,888)	(89,768)	(1,783,585)	2,759	62,794	225,485	(7,008)	(979,292)

Realized gain (loss) on investments	-	(135,374)	(11,054,510)	(216,109)	(3,666,379)	(124,261,973)	52,549	1,452,779
Change in unrealized gain (loss) on investments	-	6,322,921	84,231,085	427,220	5,548,736	129,977,230	447,033	32,814,686

Net gain (loss) on investments	-	6,187,547	73,176,575	211,111	1,882,357	5,715,257	499,582	34,267,465

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,037,888)	6,097,779	71,392,990	213,870	1,945,151	5,940,742	492,574	33,288,173

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

Reinvested dividends	$190,789	-	-	2,150,292	-	-	197,934	97,712
Mortality and expense risk charges (note 2)	(283,993)	(998,275)	(2,422,724)	(3,253,535)	(65,258)	(147,566)	(453,184)	(324,119)

Net investment income (loss)	(93,204)	(998,275)	(2,422,724)	(1,103,243)	(65,258)	(147,566)	(255,250)	(226,407)

Realized gain (loss) on investments	20,789	1,169,167	(8,125,079)	(28,914,331)	(513,450)	(1,457,954)	(6,879,061)	(2,835,775)
Change in unrealized gain (loss) on investments	4,641,851	23,108,328	44,098,043	83,167,865	1,748,706	3,868,968	14,575,750	8,514,583

Net gain (loss) on investments	4,662,640	24,277,495	35,972,964	54,253,534	1,235,256	2,411,014	7,696,689	5,678,808

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,569,436	23,279,220	33,550,240	53,150,291	1,169,998	2,263,448	7,441,439	5,452,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6
Reinvested dividends	$206,888	57,827	6,059,975	1,015,346	-	-	-	-
Mortality and expense risk charges (note 2)	(1,017,550)	(565,565)	(939,721)	(733,624)	(1,932)	(9,307)	(50,639)	(141,378)

Net investment income (loss)	(810,662)	(507,738)	5,120,254	281,722	(1,932)	(9,307)	(50,639)	(141,378)

Realized gain (loss) on investments	(10,059,363)	(42,981,547)	(3,174,720)	205,956	(7,364)	(70,350)	(1,141,728)	(2,422,623)
Change in unrealized gain (loss) on investments	32,766,156	52,465,466	9,790,510	767,682	71,933	342,305	2,800,319	6,279,749

Net gain (loss) on investments	22,706,793	9,483,919	6,615,790	973,638	64,569	271,955	1,658,591	3,857,126

Reinvested capital gains	-	-	-	230,664	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,896,131	8,976,181	11,736,044	1,486,024	62,637	262,648	1,607,952	3,715,748

Investment Activity:	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$-	-	654	57	994,965	944,417	493,504	382,083
Mortality and expense risk charges (note 2)	(218,450)	(32,612)	(1,304)	(5,308)	(2,643,638)	(1,514,432)	(294,119)	(292,408)

Net investment income (loss)	(218,450)	(32,612)	(650)	(5,251)	(1,648,673)	(570,015)	199,385	89,675

Realized gain (loss) on investments	(2,984,177)	(970,740)	5,718	1,627	3,445,315	(40,893,495)	(69,898)	(154,468)
Change in unrealized gain (loss) on investments	6,234,180	1,488,522	19,440	106,301	57,933,012	60,015,533	9,105,111	8,274,525

Net gain (loss) on investments	3,250,003	517,782	25,158	107,928	61,378,327	19,122,038	9,035,213	8,120,057

Reinvested capital gains	-	-	9,860	25,634	530,532	-	195,773	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031,553	485,170	34,368	128,311	60,260,186	18,552,023	9,430,371	8,374,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

Reinvested dividends	$20,423,127	39,327	1,614,513	111	19,683	-	304,489	109,709
Mortality and expense risk charges (note 2)	(5,054,743)	(34,270)	(1,092,095)	(234,538)	(120,598)	(264,531)	(134,264)	(227,257)

Net investment income (loss)	15,368,384	5,057	522,418	(234,427)	(100,915)	(264,531)	170,225	(117,548)

Realized gain (loss) on investments	(25,869,568)	267,920	67,791	(20,552,126)	(645,614)	(2,615,542)	(1,426,904)	(3,399,584)
Change in unrealized gain (loss) on investments	41,225,297	(259,254)	(2,291,654)	27,703,473	1,982,553	8,246,231	2,686,885	8,029,882

Net gain (loss) on investments	15,355,729	8,666	(2,223,863)	7,151,347	1,336,939	5,630,689	1,259,981	4,630,298

Reinvested capital gains	-	96,384	6,691,974	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	$30,724,113	110,107	4,990,529	6,916,920	1,236,024	5,366,158	1,430,206	5,091,437

Investment Activity:	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

Reinvested dividends	$24,862	2,152,041	618,872	742,670	263,885	2,480,859	554,562	30,954
Mortality and expense risk charges (note 2)	(216,104)	(535,537)	(568,450)	(203,310)	(87,857)	(2,195,736)	(204,166)	(13,172)

Net investment income (loss)	(191,242)	1,616,504	50,422	539,360	176,028	285,123	350,396	17,782

Realized gain (loss) on investments	-	(2,212,965)	4,551,873	(1,165,437)	(572,077)	(202,624)	(9,145)	(106,214)
Change in unrealized gain (loss) on investments	-	5,655,141	8,972,785	2,933,568	1,228,206	11,207,481	3,849,929	318,636

Net gain (loss) on investments	-	3,442,176	13,524,658	1,768,131	656,129	11,004,857	3,840,784	212,422

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(191,242)	5,058,680	13,575,080	2,307,491	832,157	11,289,980	4,191,180	230,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

Reinvested dividends	$320,367	179,033	170,761	1,025,722	5,940	14,365	3,341,831	3,725,944
Mortality and expense risk charges (note 2)	(116,379)	(81,382)	(57,865)	(510,984)	(15,643)	(80,554)	(755,494)	(1,093,941)

Net investment income (loss)	203,988	97,651	112,896	514,738	(9,703)	(66,189)	2,586,337	2,632,003

Realized gain (loss) on investments	(2,231,080)	(5,595,137)	(943,068)	(3,319,997)	(945,133)	(4,034,923)	(11,135,716)	(10,840,268)
Change in unrealized gain (loss) on investments	4,460,584	6,920,566	1,832,781	10,421,729	1,249,487	5,190,116	17,564,038	19,372,709

Net gain (loss) on investments	2,229,504	1,325,429	889,713	7,101,732	304,354	1,155,193	6,428,322	8,532,441

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,433,492	1,423,080	1,002,609	7,616,470	294,651	1,089,004	9,014,659	11,164,444

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

Reinvested dividends	$-	-	884,480	4,787,313	1,441,052	391,401	647,162	404,971
Mortality and expense risk charges (note 2)	(27,942)	(122,171)	(527,689)	(3,086,817)	(1,193,696)	(530,778)	(319,399)	(305,874)

Net investment income (loss)	(27,942)	(122,171)	356,791	1,700,496	247,356	(139,377)	327,763	99,097

Realized gain (loss) on investments	(2,967,805)	(9,420,126)	(6,783,770)	(2,732,992)	(2,976,952)	(3,369,538)	(701,338)	(1,271,428)
Change in unrealized gain (loss) on investments	3,303,758	10,407,868	8,152,379	37,276,545	15,639,657	14,809,941	3,053,834	3,564,180

Net gain (loss) on investments	335,953	987,742	1,368,609	34,543,553	12,662,705	11,440,403	2,352,496	2,292,752

Reinvested capital gains	-	-	5,995,719	14,946,956	4,719,219	-	1,888,385	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	$308,011	865,571	7,721,119	51,191,005	17,629,280	11,301,026	4,568,644	3,725,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

Reinvested dividends	$15,510	179,951	12,757	19,490	139,416	814,316	3,146,760	2,354,634
Mortality and expense risk charges (note 2)	(17,185)	(181,876)	(25,540)	(13,844)	(141,670)	(165,224)	(808,662)	(3,252,943)

Net investment income (loss)	(1,675)	(1,925)	(12,783)	5,646	(2,254)	649,092	2,338,098	(898,309)

Realized gain (loss) on investments	(312,921)	(505,313)	(83,452)	(342,280)	(266,274)	(230,073)	(1,124,820)	(25,070,556)
Change in unrealized gain (loss) on investments	585,449	3,764,193	257,704	455,714	2,896	1,713,072	7,035,508	85,069,691

Net gain (loss) on investments	272,528	3,258,880	174,252	113,434	(263,378)	1,482,999	5,910,688	59,999,135

Reinvested capital gains	-	-	-	-	141,524	-	-	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	$270,853	3,256,955	161,469	119,080	(124,108)	2,132,091	8,248,786	59,157,616

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

Reinvested dividends	$7,905,057	37,690	4,664,584	3,799,811	4,560,332	152,603	2,123,067	185,517
Mortality and expense risk charges (note 2)	(4,730,952)	(166,459)	(818,222)	(2,166,271)	(4,476,721)	(1,020,117)	(1,577,662)	(64,985)

Net investment income (loss)	3,174,105	(128,769)	3,846,362	1,633,540	83,611	(867,514)	545,405	120,532

Realized gain (loss) on investments	(50,571,509)	(2,813,966)	(5,007,873)	(12,329,833)	(22,120,802)	(7,593,646)	(9,021,837)	(569,649)
Change in unrealized gain (loss) on investments	136,199,989	7,500,826	22,366,884	50,035,162	120,739,144	32,669,819	33,325,206	1,402,363

Net gain (loss) on investments	85,628,480	4,686,860	17,359,011	37,705,329	98,618,342	25,076,173	24,303,369	832,714

Reinvested capital gains	-	-	-	265,459	90,297	-	-	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	$88,802,585	4,558,091	21,205,373	39,604,328	98,792,250	24,208,659	24,848,774	992,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

Reinvested dividends	$2,097,794	213,209	3,196,965	101,752	337,464	58,429	1,399,018	78,532
Mortality and expense risk charges (note 2)	(898,512)	(79,819)	(1,334,934)	(55,777)	(283,852)	(166,939)	(4,255,566)	(619,287)

Net investment income (loss)	1,199,282	133,390	1,862,031	45,975	53,612	(108,510)	(2,856,548)	(540,755)

Realized gain (loss) on investments	(911,806)	(870,487)	(646,486)	(333,035)	(701,172)	(52,792)	(34,977,296)	(3,073,061)
Change in unrealized gain (loss) on investments	9,253,943	2,145,104	17,608,358	1,423,051	4,641,420	4,766,496	114,061,560	12,898,364

Net gain (loss) on investments	8,342,137	1,274,617	16,961,872	1,090,016	3,940,248	4,713,704	79,084,264	9,825,303

Reinvested capital gains	364,305	75,482	1,023,590	54,824	203,381	-	276,561	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	$9,905,724	1,483,489	19,847,493	1,190,815	4,197,241	4,605,194	76,504,277	9,319,351

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

Reinvested dividends	$1,802,261	2,005,607	35,896,043	110,622	734,006	1,389,325	673,539	66,373
Mortality and expense risk charges (note 2)	(283,407)	(325,827)	(7,538,405)	(228,776)	(2,528,817)	(876,549)	(429,252)	(54,124)

Net investment income (loss)	1,518,854	1,679,780	28,357,638	(118,154)	(1,794,811)	512,776	244,287	12,249

Realized gain (loss) on investments	(2,269,294)	(137,050)	(2,273,040)	(2,099,856)	(9,843,428)	(1,424,829)	(2,206,520)	(249,330)
Change in unrealized gain (loss) on investments	7,925,431	1,554,955	24,991,543	7,712,842	61,150,148	15,401,818	8,971,600	1,052,564

Net gain (loss) on investments	5,656,137	1,417,905	22,718,503	5,612,986	51,306,720	13,976,989	6,765,080	803,234

Reinvested capital gains	-	99,280	1,820,102	99,218	853,680	213,223	104,674	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	$7,174,991	3,196,965	52,896,243	5,594,050	50,365,589	14,702,988	7,114,041	827,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

Reinvested dividends	$892,533	30,594	7,316,293	935,527	837,893	1,121,683	174,078	9,723,407
Mortality and expense risk charges (note 2)	(673,045)	(77,830)	(1,403,543)	(1,057,386)	(1,866,710)	(425,320)	(76,022)	(3,016,268)

Net investment income (loss)	219,488	(47,236)	5,912,750	(121,859)	(1,028,817)	696,363	98,056	6,707,139

Realized gain (loss) on investments	(3,191,714)	(3,081,921)	(4,985,586)	(2,416,337)	(16,701,595)	(5,727,648)	(177,966)	(162,481,939)
Change in unrealized gain (loss) on investments	13,102,396	5,693,877	25,793,817	11,464,029	59,711,793	19,304,931	1,398,505	177,706,175

Net gain (loss) on investments	9,910,682	2,611,956	20,808,231	9,047,692	43,010,198	13,577,283	1,220,539	15,224,236

Reinvested capital gains	136,178	-	-	-	2,307,442	105,137	214,753	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	$10,266,348	2,564,720	26,720,981	8,925,833	44,288,823	14,378,783	1,533,348	33,684,783

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

Reinvested dividends	$10,131,528	252,019	-	-	3	-	959	-
Mortality and expense risk charges (note 2)	(1,070,856)	(94,358)	(521,354)	(64,397)	(72,568)	(41,169)	(619,027)	(82,223)

Net investment income (loss)	9,060,672	157,661	(521,354)	(64,397)	(72,565)	(41,169)	(618,068)	(82,223)

Realized gain (loss) on investments	1,282,583	(366,788)	15,857,466	(1,070,340)	(4,434,330)	(1,421,498)	(39,029,244)	(5,457,396)
Change in unrealized gain (loss) on investments	517,648	1,969,640	(7,397,692)	2,228,008	5,866,895	1,979,893	64,756,294	7,341,128

Net gain (loss) on investments	1,800,231	1,602,852	8,459,774	1,157,668	1,432,565	558,395	25,727,050	1,883,732

Reinvested capital gains	-	-	-	-	-	-	4,259	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,860,903	1,760,513	7,938,420	1,093,271	1,360,000	517,226	25,113,241	1,801,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

Reinvested dividends	$-	525,760	-	2,472	139,218	-	1,313,431	1,080,534
Mortality and expense risk charges (note 2)	(58,760)	(371,087)	(662,696)	(575,445)	(558,521)	(573,349)	(771,010)	(841,060)

Net investment income (loss)	(58,760)	154,673	(662,696)	(572,973)	(419,303)	(573,349)	542,421	239,474

Realized gain (loss) on investments	(795,653)	(3,148,859)	(9,090,699)	(1,313,445)	(1,103,830)	(7,488,091)	(1,860,430)	(3,022,142)
Change in unrealized gain (loss) on investments	1,557,483	9,269,298	18,670,311	14,525,185	16,507,254	11,077,767	18,953,659	19,828,717

Net gain (loss) on investments	761,830	6,120,439	9,579,612	13,211,740	15,403,424	3,589,676	17,093,229	16,806,575

Reinvested capital gains	-	-	-	-	-	-	1,254,910	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	$703,070	6,275,112	8,916,916	12,638,767	14,984,121	3,016,327	18,890,560	18,276,482

Investment Activity:	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

Reinvested dividends	$2,791,288	196,214	-	-	-	-	246,861	3,739,367
Mortality and expense risk charges (note 2)	(1,612,334)	(144,061)	(4,231)	(101,425)	(629)	(52,789)	(167,672)	(4,507,201)

Net investment income (loss)	1,178,954	52,153	(4,231)	(101,425)	(629)	(52,789)	79,189	(767,834)

Realized gain (loss) on investments	3,579,671	(361,081)	(396,093)	(7,209,790)	(63,621)	(3,280,723)	(625,644)	(44,657,022)
Change in unrealized gain (loss) on investments	31,457,106	3,214,090	458,920	8,369,274	74,958	4,048,215	3,511,423	106,998,606

Net gain (loss) on investments	35,036,777	2,853,009	62,827	1,159,484	11,337	767,492	2,885,779	62,341,584

Reinvested capital gains	2,661,461	217,587	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,877,192	3,122,749	58,596	1,058,059	10,708	714,703	2,964,968	61,573,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

Reinvested dividends	$29,537	1,111,874	-	90,470	-	11,770	3,890	-
Mortality and expense risk charges (note 2)	(45,019)	(1,668,375)	(96,213)	(53,975)	(9,572)	(29,806)	(6,862)	(1,560,777)

Net investment income (loss)	(15,482)	(556,501)	(96,213)	36,495	(9,572)	(18,036)	(2,972)	(1,560,777)

Realized gain (loss) on investments	(1,394,041)	(63,027,490)	(484,379)	(764,407)	(85,763)	(17,492)	(208,750)	(68,892,479)
Change in unrealized gain (loss) on investments	2,392,360	84,946,606	2,598,202	1,539,993	218,372	862,924	314,884	92,320,448

Net gain (loss) on investments	998,319	21,919,116	2,113,823	775,586	132,609	845,432	106,134	23,427,969

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$982,837	21,362,615	2,017,610	812,081	123,037	827,396	103,162	21,867,192

Investment Activity:	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$1,131,260	850,062	281,265	536,946	19,269	28,455	66,671	76,300
Mortality and expense risk charges (note 2)	(1,042,613)	(416,790)	(95,923)	(186,139)	(179,337)	(225,594)	(343,131)	(381,066)

Net investment income (loss)	88,647	433,272	185,342	350,807	(160,068)	(197,139)	(276,460)	(304,766)

Realized gain (loss) on investments	(7,374,597)	640,243	(33,812)	(343,676)	(7,094,950)	(2,002,801)	(2,020,117)	1,937,785
Change in unrealized gain (loss) on investments	21,418,095	984,066	140,956	563,603	15,689,932	13,234,015	13,200,812	10,727,210

Net gain (loss) on investments	14,043,498	1,624,309	107,144	219,927	8,594,982	11,231,214	11,180,695	12,664,995

Reinvested capital gains	-	-	-	-	779,004	1,150,378	132,212	151,307

Net increase (decrease) in contract owners’ equity resulting from operations	$14,132,145	2,057,581	292,486	570,734	9,213,918	12,184,453	11,036,447	12,511,536

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

Reinvested dividends	$6,509	-	332	212	-	-	102	3,575
Mortality and expense risk charges (note 2)	(154,352)	(260,026)	(1,839)	(1,102)	(1,222,661)	(45,813)	(88)	(1,040)

Net investment income (loss)	(147,843)	(260,026)	(1,507)	(890)	(1,222,661)	(45,813)	14	2,535

Realized gain (loss) on investments	115,041	5,880,079	(1,012)	-	(73,824,875)	70,675	(782)	54
Change in unrealized gain (loss) on investments	1,636,378	520,989	32,776	-	114,309,554	992,805	4,712	148

Net gain (loss) on investments	1,751,419	6,401,068	31,764	-	40,484,679	1,063,480	3,930	202

Reinvested capital gains	175,910	-	-	-	-	-	-	106

Net increase (decrease) in contract owners’ equity resulting from operations	$1,779,486	6,141,042	30,257	(890)	39,262,018	1,017,667	3,944	2,843

Investment Activity:	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

Reinvested dividends	$6,923	36,565	16,719	-	3,006	-	408	-
Mortality and expense risk charges (note 2)	(139,254)	(18,163)	(8,682)	(2,676)	(3,637)	(610)	(902)	(19,446)

Net investment income (loss)	(132,331)	18,402	8,037	(2,676)	(631)	(610)	(494)	(19,446)

Realized gain (loss) on investments	2,885,809	(24,024)	(1,104,294)	(306,922)	(618,233)	(166,434)	(60,514)	(3,260,173)
Change in unrealized gain (loss) on investments	(674,791)	375,927	1,050,764	304,960	544,112	139,766	44,039	3,428,292

Net gain (loss) on investments	2,211,018	351,903	(53,530)	(1,962)	(74,121)	(26,668)	(16,475)	168,119

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,078,687	370,305	(45,493)	(4,638)	(74,752)	(27,278)	(16,969)	148,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SGRF2	JPMCVP	PISVP1

Reinvested dividends	$-	132,828	5,704
Mortality and expense risk charges (note 2)	(91,071)	(21,949)	(1,646)

Net investment income (loss)	(91,071)	110,879	4,058

Realized gain (loss) on investments	(10,460,572)	(3,380,741)	(861,598)
Change in unrealized gain (loss) on investments	11,179,144	3,002,269	807,528

Net gain (loss) on investments	718,572	(378,472)	(54,070)

Reinvested capital gains	-	12,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$627,501	(255,569)	(50,012)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		ALBS		ALMCS		AFGF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$49,602,881	126,228,065	3,700	(2,305)	(3,645)	(6,746)	(43,108)	(33,996)
Realized gain (loss) on investments	(1,638,769,490)	(310,427,981)	(12,724)	(4,584)	(45,009)	(149,290)	(359,600)	(203,295)
Change in unrealized gain (loss) on investments	5,024,146,648	(8,653,538,654)	57,489	(108,519)	187,323	(555,854)	3,503,727	(8,557,306)
Reinvested capital gains	266,022,593	1,250,139,523	-	25,679	-	214,876	-	1,504,481

Net increase (decrease) in contract owners’ equity resulting from operations	3,701,002,632	(7,587,599,047)	48,465	(89,729)	138,669	(497,014)	3,101,019	(7,290,116)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,692,844,513	3,842,471,180	-	-	-	6,553	25,996	61,398
Transfers between funds	-	-	7,072	(54,028)	31,665	(60,412)	(166,604)	(185,975)
Redemptions (note 3)	(1,877,272,449)	(2,376,357,188)	(8,320)	(384)	(5,564)	(139,531)	(1,525,292)	(1,301,749)
Annuity benefits	(1,682,121)	(2,149,504)	-	-	-	-	(472)	(667)
Contract maintenance charges (note 2)	(34,430,609)	(23,305,962)	(8)	(5)	(39)	(12)	(4,634)	(5,075)
Contingent deferred sales charges (note 2)	(17,198,031)	(21,839,980)	-	-	-	-	(2,515)	(1,883)
Adjustments to maintain reserves	1,535,292	627	(7)	(20)	(10)	(3)	268	229

Net equity transactions	1,763,796,595	1,418,819,173	(1,263)	(54,437)	26,052	(193,405)	(1,673,253)	(1,433,722)

Net change in contract owners’ equity	5,464,799,227	(6,168,779,874)	47,202	(144,166)	164,721	(690,419)	1,427,766	(8,723,838)
Contract owners’ equity beginning of period	16,006,481,073	22,175,260,947	173,104	317,270	267,952	958,371	8,862,395	17,586,233

Contract owners’ equity end of period	$21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

CHANGES IN UNITS:
Beginning units	1,454,565,115	1,216,943,704	18,716	23,143	35,463	52,160	185,887	204,499
Units purchased	888,311,585	851,755,113	2,396	6,639	5,759	6,910	496	1,406
Units redeemed	(574,564,175)	(614,133,702)	(2,401)	(11,066)	(2,901)	(23,607)	(29,901)	(20,018)

Ending units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AFHY		AFGC		MLVGA3		CSIEF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$95,253	40,903	18,930	23,930	226,145	-	(1,233)	-
Realized gain (loss) on investments	1,167	(112,801)	1,011	(9,493)	19,518	-	52	-
Change in unrealized gain (loss) on investments	393,367	(66,558)	(10,779)	79,800	1,054,267	-	18,325	-
Reinvested capital gains	-	-	12,897	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	489,787	(138,456)	22,059	94,237	1,299,930	-	17,144	-

Equity transactions:
Purchase payments received from contract owners (note 3)	5,459	2,469	52,886	43,875	14,104,617	-	1	-
Transfers between funds	652	87,135	(38,207)	202,246	13,167,385	-	1,677,185	-
Redemptions (note 3)	(61,209)	(102,509)	(199,930)	(272,926)	(386,948)	-	(11,760)	-
Annuity benefits	(1,070)	(2,852)	(237)	(1,585)	-	-	-	-
Contract maintenance charges (note 2)	(694)	(561)	(1,052)	(946)	(643)	-	(49)	-
Contingent deferred sales charges (note 2)	-	(445)	-	(188)	(537)	-	(3)	-
Adjustments to maintain reserves	636	373	74	147	(143)	-	(38,075)	-

Net equity transactions	(56,226)	(16,390)	(186,466)	(29,377)	26,883,731	-	1,627,299	-

Net change in contract owners’ equity	433,561	(154,846)	(164,407)	64,860	28,183,661	-	1,644,443	-
Contract owners’ equity beginning of period	1,302,258	1,457,104	1,520,105	1,455,245	-	-	-	-

Contract owners’ equity end of period	$1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

CHANGES IN UNITS:
Beginning units	42,363	35,586	48,345	49,215	-	-	-	-
Units purchased	50,187	65,926	2,683	11,737	2,409,651	-	162,407	-
Units redeemed	(51,517)	(59,149)	(8,529)	(12,607)	(70,883)	-	(1,177)	-

Ending units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WSCP		JPMMV1		JABS		JACAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,409)	(620,002)	(52,350)	-	161,806	125,934	(1,322,453)	(1,202,245)
Realized gain (loss) on investments	335,321	3,205,001	120,458	-	98,845	308,033	1,346,294	5,447,413
Change in unrealized gain (loss) on investments	6,359,410	(22,557,519)	1,385,216	-	1,901,259	(3,702,766)	30,329,801	(52,133,402)
Reinvested capital gains	-	-	-	-	444,011	878,177	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,638,322	(19,972,520)	1,453,324	-	2,605,921	(2,390,622)	30,353,642	(47,888,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	654,609	1,694,645	16,373	-	90,629	92,722	17,346,363	20,346,851
Transfers between funds	(1,219,878)	(3,587,750)	5,141,431	-	1,268,903	524,745	6,936,783	29,860,354
Redemptions (note 3)	(4,438,788)	(7,660,323)	(534,065)	-	(979,595)	(1,356,200)	(8,372,768)	(10,166,360)
Annuity benefits	(2,226)	(3,488)	-	-	-	-	(686)	(700)
Contract maintenance charges (note 2)	(25,375)	(29,426)	(1,921)	-	(1,332)	(1,174)	(76,618)	(34,096)
Contingent deferred sales charges (note 2)	(14,104)	(17,023)	(1,610)	-	(15,404)	(24,357)	(74,858)	(71,277)
Adjustments to maintain reserves	(1,326)	(784)	682	-	(309)	(252)	(2,861)	1,719

Net equity transactions	(5,047,088)	(9,604,149)	4,620,890	-	362,892	(764,516)	15,755,355	39,936,491

Net change in contract owners’ equity	1,591,234	(29,576,669)	6,074,214	-	2,968,813	(3,155,138)	46,108,997	(7,951,743)
Contract owners’ equity beginning of period	33,374,110	62,950,779	-	-	10,629,343	13,784,481	62,781,105	70,732,848

Contract owners’ equity end of period	$34,965,344	33,374,110	6,074,214	-	13,598,156	10,629,343	108,890,102	62,781,105

CHANGES IN UNITS:
Beginning units	2,973,366	3,619,869	-	-	848,549	908,896	6,759,021	4,763,489
Units purchased	85,441	159,549	607,494	-	158,019	156,392	4,021,501	5,477,446
Units redeemed	(526,294)	(806,052)	(91,892)	-	(130,200)	(216,739)	(2,822,147)	(3,481,914)

Ending units	2,532,513	2,973,366	515,602	-	876,368	848,549	7,958,375	6,759,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAGTS2		JAGTS		JARLCS		JAIGS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(51,931)	(52,967)	(26,821)	(33,407)	(14,809)	(44,748)	(1,725,699)	2,413,896
Realized gain (loss) on investments	77,619	128,343	3,692	38,484	(1,782,822)	(306,315)	(13,207,264)	888,368
Change in unrealized gain (loss) on investments	1,695,971	(2,559,215)	901,951	(1,494,358)	2,118,307	(2,186,695)	94,042,772	(164,883,295)
Reinvested capital gains	-	-	-	-	-	315,293	4,306,852	29,018,198

Net increase (decrease) in contract owners’ equity resulting from operations	1,721,659	(2,483,839)	878,822	(1,489,281)	320,676	(2,222,465)	83,416,661	(132,562,833)

Equity transactions:
Purchase payments received from contract owners (note 3)	102,217	365,224	-	27	47,451	599,323	8,676,868	26,061,804
Transfers between funds	1,196,390	(135,789)	(50,583)	(102,694)	(3,655,957)	67,925	3,456,988	25,621,230
Redemptions (note 3)	(583,035)	(688,250)	(159,089)	(298,831)	(305,303)	(352,383)	(14,062,429)	(18,399,288)
Annuity benefits	-	-	(318)	(2,111)	-	-	(7,349)	(9,306)
Contract maintenance charges (note 2)	(2,286)	(2,457)	(2,065)	(2,238)	(4,832)	(3,940)	(310,406)	(248,258)
Contingent deferred sales charges (note 2)	(2,637)	(7,011)	(286)	(993)	(6,798)	(4,733)	(136,077)	(158,807)
Adjustments to maintain reserves	(78)	(61)	(148)	(42)	(38)	(335)	76,341	(1,829)

Net equity transactions	710,571	(468,344)	(212,489)	(406,882)	(3,925,477)	305,857	(2,306,064)	32,865,546

Net change in contract owners’ equity	2,432,230	(2,952,183)	666,333	(1,896,163)	(3,604,801)	(1,916,608)	81,110,597	(99,697,287)
Contract owners’ equity beginning of period	2,732,234	5,684,417	1,704,844	3,601,007	3,604,801	5,521,409	113,326,651	213,023,938

Contract owners’ equity end of period	$5,164,464	2,732,234	2,371,177	1,704,844	-	3,604,801	194,437,248	113,326,651

CHANGES IN UNITS:
Beginning units	342,194	394,297	628,439	733,774	333,684	321,741	8,802,005	7,719,861
Units purchased	218,356	89,588	-	11	42,163	116,016	3,164,155	4,890,572
Units redeemed	(142,884)	(141,691)	(62,368)	(105,346)	(375,847)	(104,073)	(3,318,730)	(3,808,428)

Ending units	417,666	342,194	566,071	628,439	-	333,684	8,647,430	8,802,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS		MIGSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(78,437)	158,819	(142,819)	(239,834)	(1,623,011)	(489,019)	202,344	108,965
Realized gain (loss) on investments	520,950	1,200,673	(264,896)	296,205	(6,438,115)	(859,714)	(321,844)	(119,033)
Change in unrealized gain (loss) on investments	3,836,579	(11,032,905)	4,149,861	(8,713,387)	77,682,129	(36,555,708)	310,295	(437,219)
Reinvested capital gains	235,876	1,749,821	-	884,134	-	3,527,887	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,514,968	(7,923,592)	3,742,146	(7,772,882)	69,621,003	(34,376,554)	190,795	(447,287)

Equity transactions:
Purchase payments received from contract owners (note 3)	1	16	188,142	235,657	20,597,621	17,889,714	126,119	244,265
Transfers between funds	(565,795)	(569,698)	(718,949)	(1,661,844)	193,679,815	7,683,235	(815,884)	312,810
Redemptions (note 3)	(809,687)	(1,825,649)	(1,387,814)	(1,760,534)	(16,296,041)	(7,284,229)	(430,071)	(663,809)
Annuity benefits	-	-	-	-	(1,807)	(1,856)	-	-
Contract maintenance charges (note 2)	(4,857)	(5,719)	(1,353)	(1,548)	(872,738)	(39,200)	(850)	(1,420)
Contingent deferred sales charges (note 2)	(2,332)	(5,216)	(17,783)	(26,310)	(246,961)	(71,790)	(1,024)	(2,703)
Adjustments to maintain reserves	(431)	(159)	(35)	(358)	1,246,895	(612)	808	(105)

Net equity transactions	(1,383,101)	(2,406,425)	(1,937,792)	(3,214,937)	198,106,784	18,175,262	(1,120,902)	(110,962)

Net change in contract owners’ equity	3,131,867	(10,330,017)	1,804,354	(10,987,819)	267,727,787	(16,201,292)	(930,107)	(558,249)
Contract owners’ equity beginning of period	6,402,172	16,732,189	11,622,597	22,610,416	71,681,902	87,883,194	2,999,638	3,557,887

Contract owners’ equity end of period	$9,534,039	6,402,172	13,426,951	11,622,597	339,409,689	71,681,902	2,069,531	2,999,638

CHANGES IN UNITS:
Beginning units	711,183	879,729	1,184,843	1,427,758	5,622,918	4,556,477	312,617	328,510
Units purchased	4,011	2	79,443	45,321	19,970,632	2,760,441	88,322	209,243
Units redeemed	(112,406)	(168,548)	(268,031)	(288,236)	(3,320,653)	(1,694,000)	(201,565)	(225,136)

Ending units	602,788	711,183	996,255	1,184,843	22,272,897	5,622,918	199,374	312,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSEMB		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,170,625	6,402,303	289,584	335,121	82,894	95,545	1,251,954	2,027,730
Realized gain (loss) on investments	(36,883,147)	(5,301,604)	(117,690)	(302,007)	(89,704)	(89,035)	(66,930,523)	2,376,340
Change in unrealized gain (loss) on investments	32,378,594	(36,033,941)	914,507	(1,228,571)	320,524	(357,750)	68,126,489	(81,704,272)
Reinvested capital gains	-	-	-	238,029	-	70,024	-	36,706,467

Net increase (decrease) in contract owners’ equity resulting from operations	6,666,072	(34,933,242)	1,086,401	(957,428)	313,714	(281,216)	2,447,920	(40,593,735)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,620,763	32,437,863	-	(253)	-	-	745,024	3,320,519
Transfers between funds	(192,753,077)	(53,307,697)	(304,590)	(670,164)	(69,763)	(135,747)	(56,957,139)	(8,237,395)
Redemptions (note 3)	(6,736,700)	(14,800,091)	(627,664)	(1,064,832)	(211,428)	(227,330)	(5,271,515)	(16,854,491)
Annuity benefits	(484)	(157)	-	-	-	-	(7,927)	(10,608)
Contract maintenance charges (note 2)	(256,029)	(536,688)	(3,207)	(3,433)	(306)	(266)	(21,019)	(45,151)
Contingent deferred sales charges (note 2)	(90,086)	(254,674)	(1,009)	(3,772)	(4,280)	(3,208)	(14,348)	(52,621)
Adjustments to maintain reserves	178,618	(862)	(32)	(16)	(115)	(112)	3,444	1,594

Net equity transactions	(197,036,995)	(36,462,306)	(936,502)	(1,742,470)	(285,892)	(366,663)	(61,523,480)	(21,878,153)

Net change in contract owners’ equity	(190,370,923)	(71,395,548)	149,899	(2,699,898)	27,822	(647,879)	(59,075,560)	(62,471,888)
Contract owners’ equity beginning of period	214,876,940	286,272,488	4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720

Contract owners’ equity end of period	$24,506,017	214,876,940	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832

CHANGES IN UNITS:
Beginning units	22,132,369	25,887,057	256,891	351,451	91,031	113,859	2,056,027	2,592,043
Units purchased	873,668	6,060,614	3	-	-	-	113,849	342,609
Units redeemed	(20,686,902)	(9,815,302)	(49,984)	(94,560)	(18,494)	(22,828)	(2,169,876)	(878,625)

Ending units	2,319,135	22,132,369	206,910	256,891	72,537	91,031	-	2,056,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVREB		VFMG2		NVAGF3		NVAMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$737,229	890,316	(64,372)	(11,264)	49,768	-	184	-
Realized gain (loss) on investments	(57,817,100)	(10,999,719)	(880,284)	(146,529)	12,227	-	394	-
Change in unrealized gain (loss) on investments	58,458,616	(48,143,342)	1,768,219	(2,529,186)	(34,308)	-	324	-
Reinvested capital gains	-	27,428,028	25,226	375,196	7,662	-	2,329	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,378,745	(30,824,717)	848,789	(2,311,783)	35,349	-	3,231	-

Equity transactions:
Purchase payments received from contract owners (note 3)	588,205	3,411,631	9,543	34,646	737,506	-	797	-
Transfers between funds	(41,945,950)	(3,947,039)	(961,621)	(263,545)	1,002,127	-	65,674	-
Redemptions (note 3)	(2,760,743)	(7,599,851)	(432,753)	(735,098)	(14,581)	-	-	-
Annuity benefits	(5,442)	(10,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,594)	(10,148)	(1,699)	(2,056)	(27)	-	(7)	-
Contingent deferred sales charges (note 2)	(46,447)	(132,793)	(6,666)	(4,877)	(123)	-	-	-
Adjustments to maintain reserves	(4,040)	(717)	(2,743)	(109)	(57)	-	4	-

Net equity transactions	(44,179,011)	(8,289,105)	(1,395,939)	(971,039)	1,724,845	-	66,468	-

Net change in contract owners’ equity	(42,800,266)	(39,113,822)	(547,150)	(3,282,822)	1,760,194	-	69,699	-
Contract owners’ equity beginning of period	42,813,921	81,927,743	5,101,299	8,384,121	-	-	-	-

Contract owners’ equity end of period	$13,655	42,813,921	4,554,149	5,101,299	1,760,194	-	69,699	-

CHANGES IN UNITS:
Beginning units	3,061,013	3,568,905	567,913	651,956	-	-	-	-
Units purchased	313,220	1,176,390	10,470	12,294	171,252	-	5,917	-
Units redeemed	(3,374,206)	(1,684,282)	(170,423)	(96,337)	(15,553)	-	(322)	-

Ending units	27	3,061,013	407,960	567,913	155,699	-	5,595	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAMV2		GVAAA2		GVABD2		GVAGG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,691	-	(14,372,663)	8,527,925	(5,947,980)	12,623,639	(1,012,227)	873,431
Realized gain (loss) on investments	10,546	-	(967,861)	(8,426)	(5,520,833)	(1,107,239)	(2,346,433)	(541,185)
Change in unrealized gain (loss) on investments	217,163	-	183,848,906	(230,496,031)	48,539,026	(42,404,672)	20,478,116	(34,038,519)
Reinvested capital gains	157,670	-	23,952,905	7,726,101	133,572	198,457	5,145,844	2,196,350

Net increase (decrease) in contract owners’ equity resulting from operations	389,070	-	192,461,287	(214,250,431)	37,203,785	(30,689,815)	22,265,300	(31,509,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,179,594	-	492,950,710	248,396,163	173,717,962	90,238,362	15,317,189	15,712,870
Transfers between funds	791,681	-	9,346,514	145,373,791	20,338,341	130,224,709	5,452,070	9,682,475
Redemptions (note 3)	(21,260)	-	(34,651,835)	(28,276,708)	(16,049,975)	(13,369,608)	(5,262,339)	(7,761,292)
Annuity benefits	-	-	(2,334)	(2,955)	(210)	-	(1,174)	-
Contract maintenance charges (note 2)	(1,127)	-	(3,734,141)	(2,105,668)	(754,523)	(227,954)	(82,671)	(37,970)
Contingent deferred sales charges (note 2)	(379)	-	(515,423)	(323,689)	(282,812)	(186,091)	(49,079)	(63,605)
Adjustments to maintain reserves	(52)	-	27,605	(262)	21,238	(808)	6,556	2,971

Net equity transactions	3,948,457	-	463,421,096	363,060,672	176,990,021	206,678,610	15,380,552	17,535,449

Net change in contract owners’ equity	4,337,527	-	655,882,383	148,810,241	214,193,806	175,988,795	37,645,852	(13,974,474)
Contract owners’ equity beginning of period	-	-	609,597,149	460,786,908	306,925,600	130,936,805	50,870,236	64,844,710

Contract owners’ equity end of period	$4,337,527	-	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236

CHANGES IN UNITS:
Beginning units	-	-	81,161,084	42,263,897	33,032,987	12,421,457	6,969,825	5,365,947
Units purchased	369,575	-	67,596,456	46,307,079	25,075,596	26,107,114	3,855,621	3,688,385
Units redeemed	(20,385)	-	(10,255,334)	(7,409,892)	(7,313,781)	(5,495,584)	(2,131,691)	(2,084,507)

Ending units	349,190	-	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGR2		GVAGI2		HIBF		HIBF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,734,567)	749,332	(6,898,859)	2,488,825	743,227	931,082	4,190,567	2,715,104
Realized gain (loss) on investments	(14,738,005)	(463,206)	(12,387,580)	-	(868,839)	(830,001)	(6,795,418)	(3,097,300)
Change in unrealized gain (loss) on investments	37,729,828	(80,329,880)	111,016,457	(92,277,536)	3,419,998	(3,973,615)	20,803,406	(10,412,486)
Reinvested capital gains	13,208,018	7,748,903	9,902,860	65,984	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,465,274	(72,294,851)	101,632,878	(89,722,727)	3,294,386	(3,872,534)	18,198,555	(10,794,682)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,497,378	36,392,316	170,711,985	88,885,170	48	80	4,738,785	3,843,612
Transfers between funds	(8,236,059)	18,006,009	7,220,754	154,504,897	(704,785)	(1,683,295)	23,732,554	1,215,930
Redemptions (note 3)	(8,889,548)	(10,219,568)	(12,195,578)	(7,859,811)	(956,679)	(1,755,261)	(5,978,036)	(4,842,559)
Annuity benefits	(187)	-	(1,682)	(883)	(260)	(178)	(7,798)	(6,990)
Contract maintenance charges (note 2)	(136,267)	(149,137)	(695,470)	(150,540)	(1,435)	(1,536)	(5,007)	(3,836)
Contingent deferred sales charges (note 2)	(101,955)	(117,815)	(261,313)	(117,963)	(19,299)	(26,780)	(73,686)	(50,361)
Adjustments to maintain reserves	(100,589)	1,661	135,912	(9,261)	(463)	(260)	2,122	(434)

Net equity transactions	9,032,773	43,913,466	164,914,608	235,251,609	(1,682,873)	(3,467,230)	22,408,934	155,362

Net change in contract owners’ equity	43,498,047	(28,381,385)	266,547,486	145,528,882	1,611,513	(7,339,764)	40,607,489	(10,639,320)
Contract owners’ equity beginning of period	98,887,216	127,268,601	225,400,858	79,871,976	8,525,920	15,865,684	30,245,809	40,885,129

Contract owners’ equity end of period	$142,385,263	98,887,216	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809

CHANGES IN UNITS:
Beginning units	15,955,035	11,269,769	38,038,535	8,176,408	833,712	1,099,805	3,688,239	3,534,655
Units purchased	6,604,527	7,670,142	35,144,378	32,655,573	1,892	-	5,264,322	2,594,510
Units redeemed	(5,755,341)	(2,984,876)	(8,620,657)	(2,793,446)	(146,112)	(266,093)	(2,937,797)	(2,440,926)

Ending units	16,804,221	15,955,035	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM		GEM2		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(306)	(1,798)	(7,169)	(28,909)	(12,936)	(137,206)	(181,474)	(424,820)
Realized gain (loss) on investments	(13,506)	88,957	(151,694)	214,525	(5,122,632)	3,931,627	(14,512,801)	(721,388)
Change in unrealized gain (loss) on investments	249,347	(1,048,078)	1,060,048	(4,449,186)	21,233,938	(63,187,446)	33,590,395	(70,764,600)
Reinvested capital gains	-	205,161	-	894,114	-	12,320,324	-	14,918,890

Net increase (decrease) in contract owners’ equity resulting from operations	235,535	(755,758)	901,185	(3,369,456)	16,098,370	(47,072,701)	18,896,120	(56,991,918)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,018	2	54	1,246,746	2,806,420	5,582,825	9,510,638
Transfers between funds	(39,904)	(55,727)	(182,671)	(1,063,063)	465,710	(14,653,649)	3,202,579	(21,822,485)
Redemptions (note 3)	(82,113)	(104,842)	(348,089)	(408,302)	(5,221,848)	(9,031,132)	(5,221,001)	(7,803,509)
Annuity benefits	(922)	(5,717)	-	-	(4,681)	(4,511)	(6,463)	(9,080)
Contract maintenance charges (note 2)	(259)	(451)	(517)	(764)	(20,129)	(26,943)	(7,044)	(8,056)
Contingent deferred sales charges (note 2)	(255)	(189)	(4,021)	(9,133)	(15,853)	(28,596)	(71,105)	(129,210)
Adjustments to maintain reserves	411	1,703	(139)	(292)	(319)	(20,234)	(1,641)	(12,871)

Net equity transactions	(123,042)	(163,205)	(535,435)	(1,481,500)	(3,550,374)	(20,958,645)	3,478,150	(20,274,573)

Net change in contract owners’ equity	112,493	(918,963)	365,750	(4,850,956)	12,547,996	(68,031,346)	22,374,270	(77,266,491)
Contract owners’ equity beginning of period	487,145	1,406,108	1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693

Contract owners’ equity end of period	$599,638	487,145	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202

CHANGES IN UNITS:
Beginning units	33,579	40,673	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821
Units purchased	-	71	260	-	400,550	600,333	1,544,209	1,328,948
Units redeemed	(7,713)	(7,165)	(22,315)	(46,573)	(590,479)	(1,372,251)	(1,366,963)	(2,397,324)

Ending units	25,866	33,579	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU2		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,591	7,613	91,395	130,651	(79)	88	(135,832)	(18,605)
Realized gain (loss) on investments	(23,217)	11,283	(1,835,008)	(1,145,758)	2,830	3,733	(3,448,615)	621,425
Change in unrealized gain (loss) on investments	33,458	(305,200)	1,849,941	(2,502,951)	13,373	(73,028)	8,852,276	(20,554,644)
Reinvested capital gains	-	7,334	-	93,739	-	14,111	-	4,015,655

Net increase (decrease) in contract owners’ equity resulting from operations	17,832	(278,970)	106,328	(3,424,319)	16,124	(55,096)	5,267,829	(15,936,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	106,055	234,481	-	-	488,133	960,920
Transfers between funds	(12,351)	(130,877)	(1,203,978)	(2,473,042)	-	-	18,024,650	(4,070,673)
Redemptions (note 3)	(58,442)	(137,571)	(652,910)	(1,786,383)	(13,941)	(6,410)	(3,649,230)	(3,965,983)
Annuity benefits	-	-	-	(577)	-	-	(2,966)	(7,650)
Contract maintenance charges (note 2)	(62)	(71)	(1,999)	(2,993)	(67)	(68)	(10,253)	(9,177)
Contingent deferred sales charges (note 2)	(668)	(432)	(1,368)	(6,173)	-	(26)	(7,452)	(10,881)
Adjustments to maintain reserves	(32)	(115)	(924)	(2,813)	(9)	(47)	14,142	191

Net equity transactions	(71,555)	(269,066)	(1,755,124)	(4,037,500)	(14,017)	(6,551)	14,857,024	(7,103,253)

Net change in contract owners’ equity	(53,723)	(548,036)	(1,648,796)	(7,461,819)	2,107	(61,647)	20,124,853	(23,039,422)
Contract owners’ equity beginning of period	404,326	952,362	5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142

Contract owners’ equity end of period	$350,603	404,326	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720

CHANGES IN UNITS:
Beginning units	23,118	35,923	340,376	549,810	7,437	7,935	1,123,906	1,528,618
Units purchased	-	-	35,047	155,805	-	-	1,451,530	261,187
Units redeemed	(4,209)	(12,805)	(158,011)	(365,239)	(1,430)	(498)	(503,421)	(665,899)

Ending units	18,909	23,118	217,412	340,376	6,007	7,437	2,072,015	1,123,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF3		NVGWL6		NVNMO1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(82,852)	12,967	(7,010)	(31,043)	(149)	-	(442,119)	(313)
Realized gain (loss) on investments	(1,111,808)	(674,758)	(915,157)	(182,098)	8,059	-	588,120	(12,474)
Change in unrealized gain (loss) on investments	3,598,820	(1,379,023)	1,375,926	(3,463,851)	34,632	-	10,150,274	(13,303)
Reinvested capital gains	-	555,554	-	899,110	-	-	221,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,404,160	(1,485,260)	453,759	(2,777,882)	42,542	-	10,517,407	(26,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,363,567	1,048,409	53,758	190,960	357,931	-	842,403	920
Transfers between funds	9,684,968	3,757,297	(294,808)	(1,191,214)	148,158	-	96,754,857	94,850
Redemptions (note 3)	(772,853)	(535,352)	(424,347)	(1,016,808)	(1,061)	-	(5,977,965)	(4,353)
Annuity benefits	-	-	-	-	-	-	(8,793)	-
Contract maintenance charges (note 2)	(8,538)	(476)	(1,383)	(1,832)	(533)	-	(20,848)	(10)
Contingent deferred sales charges (note 2)	(8,002)	(3,296)	(869)	(4,490)	-	-	(16,852)	-
Adjustments to maintain reserves	(1,088)	(58)	(35)	(77)	(53)	-	(53,427)	(8)

Net equity transactions	11,258,054	4,266,524	(667,684)	(2,023,461)	504,442	-	91,519,375	91,399

Net change in contract owners’ equity	13,662,214	2,781,264	(213,925)	(4,801,343)	546,984	-	102,036,782	65,309
Contract owners’ equity beginning of period	2,781,264	-	2,748,870	7,550,213	-	-	65,309	-

Contract owners’ equity end of period	$16,443,478	2,781,264	2,534,945	2,748,870	546,984	-	102,102,091	65,309

CHANGES IN UNITS:
Beginning units	510,631	-	249,753	376,901	-	-	12,714	-
Units purchased	2,236,631	804,829	17,275	55,737	46,750	-	14,478,505	16,482
Units redeemed	(377,858)	(294,198)	(80,328)	(182,885)	(5,538)	-	(1,333,101)	(3,768)

Ending units	2,369,404	510,631	186,700	249,753	41,212	-	13,158,118	12,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO2		NVNSR1		NVNSR2		NVCRA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,964)	(6,195)	(13,555)	(4,633)	(3,867,075)	(1,387,743)	(43,900)	21,171
Realized gain (loss) on investments	(66,350)	(137,486)	(343,055)	(72,125)	(36,769,848)	(3,913,076)	(415,017)	(184,138)
Change in unrealized gain (loss) on investments	2,292,034	(289,189)	758,225	(817,778)	109,745,964	(133,824,294)	2,541,584	(1,248,138)
Reinvested capital gains	23,974	-	-	-	-	-	2,352	85,124

Net increase (decrease) in contract owners’ equity resulting from operations	2,157,694	(432,870)	401,615	(894,536)	69,109,041	(139,125,113)	2,085,019	(1,325,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,249,490	714,662	130,480	75,494	6,399,492	3,630,688	3,053,438	3,246,074
Transfers between funds	5,477,366	566,947	(179,894)	2,547,964	(31,644,463)	397,446,743	1,377,295	2,643,727
Redemptions (note 3)	(291,262)	(5,382)	(309,192)	(159,988)	(15,107,123)	(7,704,356)	(224,408)	(196,801)
Annuity benefits	-	-	-	-	(1,044)	(194)	-	-
Contract maintenance charges (note 2)	(2,994)	(3)	(1,283)	(553)	(1,121,891)	(491,316)	(1,555)	(215)
Contingent deferred sales charges (note 2)	(5,726)	(66)	(1,097)	(889)	(284,591)	(146,603)	(1,413)	(251)
Adjustments to maintain reserves	8,351	34	1,297	(39)	328,074	10,849	(114)	(36)

Net equity transactions	8,435,225	1,276,192	(359,689)	2,461,989	(41,431,546)	392,745,811	4,203,243	5,692,498

Net change in contract owners’ equity	10,592,919	843,322	41,926	1,567,453	27,677,495	253,620,698	6,288,262	4,366,517
Contract owners’ equity beginning of period	843,322	-	1,567,453	-	253,620,698	-	4,366,517	-

Contract owners’ equity end of period	$11,436,241	843,322	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517

CHANGES IN UNITS:
Beginning units	165,613	-	255,949	-	41,560,970	-	688,094	-
Units purchased	1,632,425	227,026	74,631	295,913	7,904,924	43,850,216	827,711	760,717
Units redeemed	(306,852)	(61,413)	(128,130)	(39,964)	(13,713,050)	(2,289,246)	(195,443)	(72,623)

Ending units	1,491,186	165,613	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCRB2		NVCCA2		NVCCN2		NVCMD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$878,028	547,993	907,250	487,875	1,819,739	293,229	1,884,735	507,024
Realized gain (loss) on investments	-	-	(1,407,350)	(88,603)	353,906	(289,119)	(652,099)	-
Change in unrealized gain (loss) on investments	48,916,872	(16,020,501)	68,998,819	(23,141,646)	12,131,843	(1,666,421)	58,689,713	(16,954,710)
Reinvested capital gains	-	661,128	-	1,022,826	350,618	78,376	23,073	670,143

Net increase (decrease) in contract owners’ equity resulting from operations	49,794,900	(14,811,380)	68,498,719	(21,719,548)	14,656,106	(1,583,935)	59,945,422	(15,777,543)

Equity transactions:
Purchase payments received from contract owners (note 3)	204,557,114	43,186,562	332,501,041	59,959,588	110,675,186	21,912,130	331,730,585	85,686,807
Transfers between funds	28,466,804	113,901,917	36,126,460	72,716,703	28,440,708	28,618,092	11,596,049	36,370,815
Redemptions (note 3)	(5,762,697)	(791,634)	(6,311,280)	(771,468)	(6,094,387)	(1,590,700)	(9,206,693)	(1,439,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(293,515)	(7,564)	(544,441)	(23,260)	(436,529)	(22,818)	(674,224)	(11,237)
Contingent deferred sales charges (note 2)	(110,682)	(7,000)	(123,533)	(7,518)	(32,353)	(68,260)	(139,380)	(6,617)
Adjustments to maintain reserves	2,583	(158)	(1,557)	(122)	(2,481)	(13)	2,017	(162)

Net equity transactions	226,859,607	156,282,123	361,646,690	131,873,923	132,550,144	48,848,431	333,308,354	120,599,851

Net change in contract owners’ equity	276,654,507	141,470,743	430,145,409	110,154,375	147,206,250	47,264,496	393,253,776	104,822,308
Contract owners’ equity beginning of period	141,470,743	-	110,154,375	-	47,264,496	-	104,822,308	-

Contract owners’ equity end of period	$418,125,250	141,470,743	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308

CHANGES IN UNITS:
Beginning units	17,964,614	-	15,353,953	-	5,226,256	-	13,903,119	-
Units purchased	28,898,910	18,770,628	50,114,144	15,894,579	19,227,749	6,246,078	46,074,924	14,697,180
Units redeemed	(1,808,775)	(806,014)	(3,905,889)	(540,626)	(5,141,438)	(1,019,822)	(5,009,258)	(794,061)

Ending units	45,054,749	17,964,614	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMA2		NVCMC2		NVCBD1		NVCBD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(214,279)	462,115	1,135,281	208,427	36,083	6,138	1,498,205	34,746
Realized gain (loss) on investments	(3,971,723)	(562,543)	(305,054)	(291,914)	41,990	(6,692)	355,131	(4,359)
Change in unrealized gain (loss) on investments	44,166,282	(22,848,558)	15,150,108	(3,292,285)	(22,864)	4,272	(290,103)	(6,570)
Reinvested capital gains	67,529	1,049,798	101,727	114,676	12,928	-	968,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,047,809	(21,899,188)	16,082,062	(3,261,096)	68,137	3,718	2,532,125	23,817

Equity transactions:
Purchase payments received from contract owners (note 3)	54,401,673	100,023,474	106,100,414	28,008,430	59,176	7,945	5,594,869	792,318
Transfers between funds	(1,406,821)	19,845,537	18,871,580	16,824,730	2,741,095	466,944	199,148,499	2,035,592
Redemptions (note 3)	(4,461,643)	(2,281,490)	(3,882,006)	(2,030,164)	(337,571)	(54,751)	(5,975,921)	(103,187)
Annuity benefits	-	-	-	-	-	-	(592)	-
Contract maintenance charges (note 2)	(775,245)	(19,445)	(199,127)	(4,212)	(722)	(47)	(287,863)	(559)
Contingent deferred sales charges (note 2)	(98,419)	(7,934)	(23,180)	(13,163)	(1,658)	-	(110,299)	(75)
Adjustments to maintain reserves	6,552	(161)	(557)	(92)	(78)	6	23,221	(59)

Net equity transactions	47,666,097	117,559,981	120,867,124	42,785,529	2,460,242	420,097	198,391,914	2,724,030

Net change in contract owners’ equity	87,713,906	95,660,793	136,949,186	39,524,433	2,528,379	423,815	200,924,039	2,747,847
Contract owners’ equity beginning of period	95,660,793	-	39,524,433	-	423,815	-	2,747,847	-

Contract owners’ equity end of period	$183,374,699	95,660,793	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847

CHANGES IN UNITS:
Beginning units	14,026,096	-	4,777,489	-	42,991	-	279,918	-
Units purchased	9,962,217	15,187,849	15,166,146	5,484,014	334,006	68,502	20,310,321	314,418
Units redeemed	(2,410,113)	(1,161,753)	(1,544,272)	(706,525)	(97,974)	(25,511)	(1,099,908)	(34,500)

Ending units	21,578,200	14,026,096	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVLCP2		TRF		TRF2		GVGF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$229,537	20,373	22,236	141,218	(1,878,083)	(2,154,051)	(3,473)	2,170
Realized gain (loss) on investments	75,296	(9,090)	(17,933,556)	(5,868,022)	(90,782,560)	(6,988,911)	(90,836)	(82,202)
Change in unrealized gain (loss) on investments	270,795	16,174	47,498,047	(142,301,333)	149,784,333	(259,873,044)	267,529	(528,767)
Reinvested capital gains	240,567	-	-	35,459,862	-	65,856,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	816,195	27,457	29,586,727	(112,568,275)	57,123,690	(203,159,660)	173,220	(608,799)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,018,629	577,870	2,337,834	4,918,810	5,221,864	44,578,887	-	-
Transfers between funds	7,567,657	1,628,979	(3,177,912)	(8,741,990)	(42,424,041)	55,656,769	(6,359)	(88,300)
Redemptions (note 3)	(937,444)	(34,044)	(20,852,738)	(36,610,286)	(15,783,210)	(19,908,808)	(94,642)	(67,375)
Annuity benefits	-	-	(62,558)	(113,249)	(815)	(188)	-	-
Contract maintenance charges (note 2)	(5,092)	(179)	(131,797)	(160,726)	(1,149,440)	(1,044,804)	(101)	(128)
Contingent deferred sales charges (note 2)	(9,800)	(883)	(27,635)	(66,796)	(296,831)	(411,934)	(1,069)	(1,480)
Adjustments to maintain reserves	(195)	17	36,326	(14,164)	286,017	(879)	(71)	(18)

Net equity transactions	10,633,755	2,171,760	(21,878,480)	(40,788,401)	(54,146,456)	78,869,043	(102,242)	(157,301)

Net change in contract owners’ equity	11,449,950	2,199,217	7,708,247	(153,356,676)	2,977,234	(124,290,617)	70,978	(766,100)
Contract owners’ equity beginning of period	2,199,217	-	140,087,415	293,444,091	280,668,416	404,959,033	623,060	1,389,160

Contract owners’ equity end of period	$13,649,167	2,199,217	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060

CHANGES IN UNITS:
Beginning units	224,113	-	3,836,090	4,753,992	28,046,162	23,169,599	55,720	65,660
Units purchased	1,297,466	264,266	111,311	117,311	5,164,544	7,811,740	-	-
Units redeemed	(307,950)	(40,153)	(697,253)	(1,035,213)	(10,120,504)	(2,935,177)	(7,816)	(9,940)

Ending units	1,213,629	224,113	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGFS		GBF		CAF		GVGH2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,310)	22,436	10,866,468	17,419,780	(248,619)	(484,811)	(16,840)	(23,817)
Realized gain (loss) on investments	(1,002,849)	(1,027,206)	1,805,355	(5,766,811)	(448,767)	1,530,565	(69,342)	(18,289)
Change in unrealized gain (loss) on investments	1,661,926	(809,971)	(15,554,220)	27,289,008	9,649,201	(23,224,436)	278,625	(622,134)
Reinvested capital gains	-	-	8,836,233	-	-	-	-	132,482

Net increase (decrease) in contract owners’ equity resulting from operations	654,767	(1,814,741)	5,953,836	38,941,977	8,951,815	(22,178,682)	192,443	(531,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,318	102,633	32,982,531	62,701,970	804,025	1,708,798	156	-
Transfers between funds	(321,859)	1,071,229	(76,356,141)	104,224,844	(614,686)	(2,681,188)	(107,751)	(157,411)
Redemptions (note 3)	(195,594)	(368,193)	(67,569,894)	(73,321,377)	(4,549,491)	(7,534,551)	(158,789)	(145,569)
Annuity benefits	-	-	(30,879)	(28,423)	(10,385)	(19,292)	-	-
Contract maintenance charges (note 2)	(693)	(963)	(1,531,608)	(1,215,104)	(39,938)	(44,511)	(241)	(259)
Contingent deferred sales charges (note 2)	(102)	(634)	(603,001)	(692,113)	(12,398)	(24,109)	(1,743)	(1,966)
Adjustments to maintain reserves	(91)	(90)	146,610	9,817	(385)	3,401	(121)	(130)

Net equity transactions	(485,021)	803,982	(112,962,382)	91,679,614	(4,423,258)	(8,591,452)	(268,489)	(305,335)

Net change in contract owners’ equity	169,746	(1,010,759)	(107,008,546)	130,621,591	4,528,557	(30,770,134)	(76,046)	(837,093)
Contract owners’ equity beginning of period	2,057,788	3,068,547	710,367,559	579,745,968	31,095,923	61,866,057	1,341,247	2,178,340

Contract owners’ equity end of period	$2,227,534	2,057,788	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247

CHANGES IN UNITS:
Beginning units	212,769	168,520	51,150,296	42,800,012	2,568,010	3,094,521	104,433	124,698
Units purchased	107,256	169,198	13,108,786	24,461,705	120,945	161,267	219	-
Units redeemed	(143,098)	(124,949)	(20,940,312)	(16,111,421)	(454,392)	(687,778)	(20,344)	(20,265)

Ending units	176,927	212,769	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVGH6		GVIX8		GVIDA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,390)	(60,173)	(179,863)	(247,810)	109,547	26,204	(2,981,824)	527,177
Realized gain (loss) on investments	(760,771)	(449,322)	(3,364,043)	(1,313,775)	(1,419,623)	(472,078)	(23,868,768)	1,799,691
Change in unrealized gain (loss) on investments	1,386,647	(2,027,689)	5,119,108	(6,408,550)	3,407,422	(4,570,675)	85,687,122	(300,876,772)
Reinvested capital gains	-	509,267	-	1,634,517	-	12,607	19,329,241	81,756,834

Net increase (decrease) in contract owners’ equity resulting from operations	583,486	(2,027,917)	1,575,202	(6,335,618)	2,097,346	(5,003,942)	78,165,771	(216,793,070)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,360	265,986	1,234,322	1,792,888	2,413,222	2,071,638	8,850,569	11,265,451
Transfers between funds	(387,868)	342,680	(2,621,415)	6,210,066	2,080,517	(1,262,371)	(11,706,288)	(1,389,851)
Redemptions (note 3)	(567,066)	(916,430)	(1,260,467)	(1,603,825)	(1,190,985)	(893,035)	(42,313,980)	(47,108,261)
Annuity benefits	-	-	-	-	-	-	(10,154)	(5,864)
Contract maintenance charges (note 2)	(2,338)	(2,522)	(1,377)	(1,404)	(9,473)	(6,013)	(71,461)	(77,819)
Contingent deferred sales charges (note 2)	(2,496)	(4,497)	(21,253)	(24,512)	(3,321)	(4,589)	(541,548)	(646,844)
Adjustments to maintain reserves	(205)	(93)	106	(283)	(312)	(303)	(8,125)	(4,625)

Net equity transactions	(821,613)	(314,876)	(2,670,084)	6,372,930	3,289,648	(94,673)	(45,800,987)	(37,967,813)

Net change in contract owners’ equity	(238,127)	(2,342,793)	(1,094,882)	37,312	5,386,994	(5,098,615)	32,364,784	(254,760,883)
Contract owners’ equity beginning of period	4,518,907	6,861,700	15,216,848	15,179,536	6,515,309	11,613,924	340,661,882	595,422,765

Contract owners’ equity end of period	$4,280,780	4,518,907	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882

CHANGES IN UNITS:
Beginning units	425,425	476,539	1,764,395	1,289,936	996,023	994,418	28,976,150	31,376,425
Units purchased	160,519	258,162	755,606	1,611,370	873,931	516,219	3,113,268	2,166,636
Units redeemed	(243,080)	(309,276)	(1,119,954)	(1,136,911)	(432,416)	(514,614)	(6,698,991)	(4,566,911)

Ending units	342,864	425,425	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$238,682	-	515,466	-	603,519	3,227,836	(5,185,287)	20,354,527
Realized gain (loss) on investments	34,592	-	14,184	-	(2,135,252)	(809,758)	(8,238,065)	2,749,896
Change in unrealized gain (loss) on investments	1,714,917	-	4,854,563	-	18,290,179	(19,003,897)	278,674,054	(756,815,995)
Reinvested capital gains	385,931	-	576,469	-	1,321,137	3,249,361	43,913,323	176,276,488

Net increase (decrease) in contract owners’ equity resulting from operations	2,374,122	-	5,960,682	-	18,079,583	(13,336,458)	309,164,025	(557,435,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,132,605	-	94,850,043	-	78,335,251	35,256,794	290,612,645	181,168,496
Transfers between funds	12,346,092	-	14,399,883	-	18,880,778	49,392,147	(18,667,189)	70,769,721
Redemptions (note 3)	(256,859)	-	(192,464)	-	(24,793,832)	(31,747,845)	(151,113,671)	(176,289,322)
Annuity benefits	-	-	-	-	(19,655)	(9,017)	(42,091)	(16,430)
Contract maintenance charges (note 2)	(5,685)	-	(23,579)	-	(572,316)	(279,020)	(2,973,755)	(2,095,467)
Contingent deferred sales charges (note 2)	(249)	-	(696)	-	(335,351)	(437,246)	(1,963,677)	(3,179,421)
Adjustments to maintain reserves	(151)	-	(394)	-	(2,988)	(613)	(24,516)	(3,603)

Net equity transactions	56,215,753	-	109,032,793	-	71,491,887	52,175,200	115,827,746	70,353,974

Net change in contract owners’ equity	58,589,875	-	114,993,475	-	89,571,470	38,838,742	424,991,771	(487,081,110)
Contract owners’ equity beginning of period	-	-	-	-	194,190,309	155,351,567	1,726,038,400	2,213,119,510

Contract owners’ equity end of period	$58,589,875	-	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400

CHANGES IN UNITS:
Beginning units	-	-	-	-	17,322,335	12,824,884	149,844,350	145,018,915
Units purchased	5,296,533	-	9,688,321	-	12,053,707	10,611,071	31,163,181	27,292,458
Units redeemed	(210,348)	-	(172,002)	-	(5,831,200)	(6,113,620)	(21,906,270)	(22,467,023)

Ending units	5,086,185	-	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,467,261)	11,373,537	(397,879)	7,163,665	(12,344)	(27,951)	(344,663)	(196,383)
Realized gain (loss) on investments	(24,234,809)	5,248,200	(4,659,856)	(2,303,693)	(1,095,850)	(569,854)	(4,294,187)	1,187,109
Change in unrealized gain (loss) on investments	247,531,738	(757,715,705)	60,421,548	(123,547,592)	1,815,308	(2,627,709)	24,206,416	(51,644,636)
Reinvested capital gains	55,805,571	160,150,500	8,567,242	26,949,413	-	-	2,214,895	6,693,594

Net increase (decrease) in contract owners’ equity resulting from operations	273,635,239	(580,943,468)	63,931,055	(91,738,207)	707,114	(3,225,514)	21,782,461	(43,960,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,413,181	173,375,309	96,514,150	61,809,695	151,308	279,142	6,848,398	7,581,291
Transfers between funds	(37,110,674)	(2,417,980)	4,879,922	59,643,269	(401,176)	105,123	1,861,958	(3,937,868)
Redemptions (note 3)	(99,729,157)	(124,241,518)	(44,506,000)	(54,352,009)	(489,840)	(958,807)	(9,315,166)	(13,432,112)
Annuity benefits	(31,857)	(41,224)	(101,172)	(72,696)	(3,504)	(2,667)	(4,503)	(6,544)
Contract maintenance charges (note 2)	(3,500,933)	(2,658,313)	(792,290)	(492,590)	(1,246)	(1,831)	(44,335)	(38,051)
Contingent deferred sales charges (note 2)	(1,638,108)	(2,591,429)	(608,151)	(836,910)	(1,212)	(2,538)	(69,319)	(102,645)
Adjustments to maintain reserves	19,740	1,747	(19,731)	8,046	(112)	(101)	(2,447)	(8,130)

Net equity transactions	(45,577,808)	41,426,592	55,366,728	65,706,805	(745,782)	(581,679)	(725,414)	(9,944,059)

Net change in contract owners’ equity	228,057,431	(539,516,876)	119,297,783	(26,031,402)	(38,668)	(3,807,193)	21,057,047	(53,904,375)
Contract owners’ equity beginning of period	1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,855,066	6,662,259	67,933,508	121,837,883

Contract owners’ equity end of period	$1,442,881,924	1,214,824,493	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508

CHANGES IN UNITS:
Beginning units	102,697,193	100,235,949	42,212,488	37,093,457	344,880	397,523	5,965,468	6,776,727
Units purchased	11,939,661	16,868,580	12,733,726	13,641,421	41,072	107,066	1,510,389	1,871,331
Units redeemed	(15,022,159)	(14,407,336)	(8,175,872)	(8,522,390)	(128,441)	(159,709)	(1,768,602)	(2,682,590)

Ending units	99,614,695	102,697,193	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG3		NVMIG6		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(10,037,888)	3,396,402	(89,768)	(10,162)	(1,783,585)	(2,147,134)	2,759	990
Realized gain (loss) on investments	-	-	(135,374)	(93,110)	(11,054,510)	(3,263,169)	(216,109)	1,690
Change in unrealized gain (loss) on investments	-	-	6,322,921	(655,732)	84,231,085	(98,969,541)	427,220	(1,294,257)
Reinvested capital gains	-	-	-	-	-	-	-	252,332

Net increase (decrease) in contract owners’ equity resulting from operations	(10,037,888)	3,396,402	6,097,779	(759,004)	71,392,990	(104,379,844)	213,870	(1,039,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,399,948	1,430,358,609	445,197	79,857	5,250,614	3,075,087	102	-
Transfers between funds	(128,024,350)	(901,317,576)	42,413,850	2,295,639	4,576,132	312,984,584	(138,911)	(292,353)
Redemptions (note 3)	(355,206,069)	(369,678,377)	(2,746,691)	(172,747)	(12,856,665)	(7,259,908)	(105,450)	(86,340)
Annuity benefits	(130,883)	(117,752)	(473)	-	(667)	(109)	-	-
Contract maintenance charges (note 2)	(398,366)	(281,792)	(10,048)	(582)	(990,489)	(501,462)	(121)	(169)
Contingent deferred sales charges (note 2)	(1,867,886)	(2,116,021)	(6,102)	(771)	(243,462)	(137,315)	(1,332)	(1,487)
Adjustments to maintain reserves	(53,418)	29,626	(11,992)	(26)	106,912	(511)	(118)	(45)

Net equity transactions	(179,281,024)	156,876,717	40,083,741	2,201,370	(4,157,625)	308,160,366	(245,830)	(380,394)

Net change in contract owners’ equity	(189,318,912)	160,273,119	46,181,520	1,442,366	67,235,365	203,780,522	(31,960)	(1,419,639)
Contract owners’ equity beginning of period	801,487,966	641,214,847	1,442,366	-	203,780,522	-	1,064,102	2,483,741

Contract owners’ equity end of period	$612,169,054	801,487,966	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102

CHANGES IN UNITS:
Beginning units	58,886,454	46,091,872	236,983	-	33,672,563	-	93,231	114,548
Units purchased	71,458,840	213,942,367	6,153,712	284,810	7,247,503	35,617,350	104	-
Units redeemed	(83,047,205)	(201,147,785)	(578,861)	(47,827)	(7,427,706)	(1,944,787)	(22,542)	(21,317)

Ending units	47,298,089	58,886,454	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$62,794	68,195	225,485	(227,518)	(7,008)	(17)	(979,292)	(1,418)
Realized gain (loss) on investments	(3,666,379)	(1,013,137)	(124,261,973)	(3,524,196)	52,549	(3,419)	1,452,779	(25,339)
Change in unrealized gain (loss) on investments	5,548,736	(11,226,552)	129,977,230	(123,480,526)	447,033	(1,802)	32,814,686	(73,273)
Reinvested capital gains	-	2,344,677	-	25,226,921	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,945,151	(9,826,817)	5,940,742	(102,005,319)	492,574	(5,238)	33,288,173	(100,030)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,051	879,493	8,996,305	22,048,620	54,407	6,402	2,615,394	642,606
Transfers between funds	(1,570,156)	(4,327,626)	(86,753,689)	(62,323,275)	3,195,072	38,487	133,308,953	328,367
Redemptions (note 3)	(1,487,682)	(3,148,934)	(3,956,349)	(11,602,213)	(251,512)	(244)	(4,217,360)	(397,261)
Annuity benefits	-	-	(135)	(50)	-	-	(113)	-
Contract maintenance charges (note 2)	(4,576)	(6,726)	(199,600)	(378,836)	(964)	(5)	(311,406)	(34,781)
Contingent deferred sales charges (note 2)	(2,257)	(10,611)	(59,484)	(168,618)	(1,269)	(18)	(79,477)	(6,797)
Adjustments to maintain reserves	(1,567)	509	(207,465)	(1,122)	(51)	(7,896)	20,893	199,076

Net equity transactions	(2,822,187)	(6,613,895)	(82,180,417)	(52,425,494)	2,995,683	36,726	131,336,884	731,210

Net change in contract owners’ equity	(877,036)	(16,440,712)	(76,239,675)	(154,430,813)	3,488,257	31,488	164,625,057	631,180
Contract owners’ equity beginning of period	9,450,119	25,890,831	119,780,045	274,210,858	31,488	-	631,180	-

Contract owners’ equity end of period	$8,573,083	9,450,119	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180

CHANGES IN UNITS:
Beginning units	801,982	1,163,407	14,917,379	17,958,586	4,988	-	100,379	-
Units purchased	70,737	99,236	1,874,134	5,189,283	482,107	8,950	22,082,604	119,739
Units redeemed	(304,871)	(460,661)	(12,570,023)	(8,230,490)	(51,375)	(3,962)	(1,494,750)	(19,360)

Ending units	567,848	801,982	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(93,204)	970	(998,275)	(4,409)	(2,422,724)	(908,477)	(1,103,243)	(199,894)
Realized gain (loss) on investments	20,789	(15,992)	1,169,167	(109,822)	(8,125,079)	(1,317,448)	(28,914,331)	(2,224,745)
Change in unrealized gain (loss) on investments	4,641,851	(470,794)	23,108,328	(207,378)	44,098,043	(45,609,068)	83,167,865	(68,247,877)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,569,436	(485,816)	23,279,220	(321,609)	33,550,240	(47,834,993)	53,150,291	(70,672,516)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,069,434	2,614,895	1,128,561	21,417	5,399,640	1,767,510	4,840,550	2,741,504
Transfers between funds	28,279,924	1,304,010	184,258,383	877,821	54,869,670	132,040,874	125,492,177	243,858,343
Redemptions (note 3)	(1,440,211)	(51,743)	(10,636,171)	(56,205)	(7,741,011)	(2,660,483)	(16,416,866)	(6,184,704)
Annuity benefits	-	-	(6,273)	-	(550)	(54)	(264)	(98)
Contract maintenance charges (note 2)	(15,992)	(1,795)	(51,803)	(170)	(532,964)	(157,062)	(604,548)	(417,361)
Contingent deferred sales charges (note 2)	(13,482)	(113)	(15,464)	(162)	(142,911)	(51,527)	(145,719)	(116,420)
Adjustments to maintain reserves	(3,203)	(4)	42,971	(5,516)	106,925	(186,150)	(645,361)	(554)

Net equity transactions	30,876,470	3,865,250	174,720,204	837,185	51,958,799	130,753,108	112,519,969	239,880,710

Net change in contract owners’ equity	35,445,906	3,379,434	197,999,424	515,576	85,509,039	82,918,115	165,670,260	169,208,194
Contract owners’ equity beginning of period	3,379,434	-	515,576	-	82,918,115	-	169,208,194	-

Contract owners’ equity end of period	$38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

CHANGES IN UNITS:
Beginning units	538,618	-	82,831	-	13,384,980	-	25,339,928	-
Units purchased	5,081,868	560,274	27,408,665	121,649	12,612,549	14,178,502	25,673,168	27,273,886
Units redeemed	(688,148)	(21,656)	(2,084,991)	(38,818)	(4,173,956)	(793,522)	(12,043,393)	(1,933,958)

Ending units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(65,258)	(100,242)	(147,566)	(288,642)	(255,250)	(127,762)	(226,407)	(142,734)
Realized gain (loss) on investments	(513,450)	(273,768)	(1,457,954)	(3,277,649)	(6,879,061)	(4,646,271)	(2,835,775)	(3,340,844)
Change in unrealized gain (loss) on investments	1,748,706	(4,480,517)	3,868,968	(7,898,515)	14,575,750	(15,763,686)	8,514,583	(5,751,018)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,169,998	(4,854,527)	2,263,448	(11,464,806)	7,441,439	(20,537,719)	5,452,401	(9,234,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	226,326	617,494	1,327,561	2,099,517	1,060,529	2,222,401	1,582,546	1,907,884
Transfers between funds	94,852	(372,164)	(137,185)	(7,287,769)	(2,418,903)	(7,480,926)	4,199,882	(1,943,708)
Redemptions (note 3)	(683,620)	(1,243,052)	(983,942)	(1,315,039)	(5,766,650)	(9,590,975)	(1,986,353)	(2,723,480)
Annuity benefits	(1,453)	(1,951)	-	-	(7,105)	(12,634)	(202)	(168)
Contract maintenance charges (note 2)	(3,606)	(4,510)	(5,390)	(3,704)	(22,897)	(28,224)	(8,598)	(6,642)
Contingent deferred sales charges (note 2)	(4,233)	(8,750)	(15,120)	(18,475)	(16,753)	(40,587)	(35,358)	(52,541)
Adjustments to maintain reserves	(136)	(22)	(620)	(275)	563	8,369	(926)	(528)

Net equity transactions	(371,870)	(1,012,955)	185,304	(6,525,745)	(7,171,216)	(14,922,576)	3,750,991	(2,819,183)

Net change in contract owners’ equity	798,128	(5,867,482)	2,448,752	(17,990,551)	270,223	(35,460,295)	9,203,392	(12,053,779)
Contract owners’ equity beginning of period	4,999,327	10,866,809	9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890

Contract owners’ equity end of period	$5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

CHANGES IN UNITS:
Beginning units	1,159,659	1,333,156	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150
Units purchased	230,318	314,278	302,320	692,193	179,120	279,906	737,314	399,346
Units redeemed	(320,346)	(487,775)	(287,598)	(1,257,650)	(681,707)	(1,113,220)	(418,075)	(573,898)

Ending units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(810,662)	(628,394)	(507,738)	(875,646)	5,120,254	3,352,870	281,722	107,005
Realized gain (loss) on investments	(10,059,363)	2,600,156	(42,981,547)	(4,588,442)	(3,174,720)	(2,469,376)	205,956	(6,169)
Change in unrealized gain (loss) on investments	32,766,156	(80,834,655)	52,465,466	(54,288,868)	9,790,510	(14,608,639)	767,682	(152,105)
Reinvested capital gains	-	24,186,634	-	18,955,245	-	1,473,787	230,664	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,896,131	(54,676,259)	8,976,181	(40,797,711)	11,736,044	(12,251,358)	1,486,024	(51,269)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,753,715	4,043,063	3,610,529	12,024,898	10,666,411	6,997,174	15,679,382	4,983,930
Transfers between funds	(3,782,633)	(9,284,263)	(27,561,474)	(1,699,612)	8,885,948	(2,814,864)	48,375,379	11,559,450
Redemptions (note 3)	(11,056,796)	(19,098,257)	(3,529,629)	(7,154,280)	(6,373,222)	(7,184,441)	(4,995,336)	(509,049)
Annuity benefits	(13,824)	(20,131)	(5,230)	(5,436)	(4,591)	(4,544)	(13,213)	(5,464)
Contract maintenance charges (note 2)	(51,600)	(58,417)	(30,979)	(100,187)	(62,661)	(35,639)	(85,949)	(6,122)
Contingent deferred sales charges (note 2)	(24,926)	(49,015)	(50,035)	(113,785)	(47,012)	(58,954)	(44,702)	(17,594)
Adjustments to maintain reserves	998	1,309	(179,004)	(733)	(1,040)	(418)	(5,959)	24

Net equity transactions	(13,175,066)	(24,465,711)	(27,745,822)	2,950,865	13,063,833	(3,101,686)	58,909,602	16,005,175

Net change in contract owners’ equity	8,721,065	(79,141,970)	(18,769,641)	(37,846,846)	24,799,877	(15,353,044)	60,395,626	15,953,906
Contract owners’ equity beginning of period	77,098,560	156,240,530	61,709,335	99,556,181	50,289,643	65,642,687	15,953,906	-

Contract owners’ equity end of period	$85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

CHANGES IN UNITS:
Beginning units	3,418,854	4,226,617	4,915,642	4,806,056	4,888,835	5,127,598	1,618,282	-
Units purchased	160,135	245,726	662,365	1,339,837	3,037,805	2,260,043	7,625,908	1,837,099
Units redeemed	(716,437)	(1,053,489)	(3,012,582)	(1,230,251)	(1,927,821)	(2,498,806)	(1,880,879)	(218,817)

Ending units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC2		GGTC3		GGTC6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,932)	(2,897)	(9,307)	(14,563)	(50,639)	(54,115)	(141,378)	(147,037)
Realized gain (loss) on investments	(7,364)	4,755	(70,350)	(13,335)	(1,141,728)	(686,461)	(2,422,623)	(1,237,458)
Change in unrealized gain (loss) on investments	71,933	(184,347)	342,305	(774,070)	2,800,319	(2,582,469)	6,279,749	(6,238,541)
Reinvested capital gains	-	31,306	-	141,073	-	574,822	-	1,280,684

Net increase (decrease) in contract owners’ equity resulting from operations	62,637	(151,183)	262,648	(660,895)	1,607,952	(2,748,223)	3,715,748	(6,342,352)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(1)	809	235,413	247,281	1,369,305	1,056,718
Transfers between funds	(7,668)	(5,879)	(31,794)	(185,303)	1,717,498	(790,842)	5,910,132	(5,042,206)
Redemptions (note 3)	(16,379)	(52,997)	(79,254)	(95,808)	(430,584)	(490,237)	(776,148)	(945,279)
Annuity benefits	-	-	-	-	(957)	(1,304)	-	-
Contract maintenance charges (note 2)	(390)	(487)	(246)	(271)	(2,068)	(2,080)	(1,096)	(881)
Contingent deferred sales charges (note 2)	(1)	(46)	(1,479)	(1,001)	(3,115)	(4,445)	(9,397)	(19,629)
Adjustments to maintain reserves	(50)	(37)	(197)	(45)	(58)	343	(548)	(264)

Net equity transactions	(24,488)	(59,446)	(112,971)	(281,619)	1,516,129	(1,041,284)	6,492,248	(4,951,541)

Net change in contract owners’ equity	38,149	(210,629)	149,677	(942,514)	3,124,081	(3,789,507)	10,207,996	(11,293,893)
Contract owners’ equity beginning of period	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756	4,669,470	15,963,363

Contract owners’ equity end of period	$173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

CHANGES IN UNITS:
Beginning units	69,320	89,808	59,489	77,916	328,516	430,126	677,283	1,169,229
Units purchased	-	-	-	-	383,539	191,566	1,265,448	364,731
Units redeemed	(10,288)	(20,488)	(9,839)	(18,427)	(208,212)	(293,176)	(501,300)	(856,677)

Ending units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG2		GVUGL		NVOLG1		NVOLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(218,450)	(311,336)	(32,612)	(71,465)	(650)	-	(5,251)	-
Realized gain (loss) on investments	(2,984,177)	(1,122,555)	(970,740)	(737,233)	5,718	-	1,627	-
Change in unrealized gain (loss) on investments	6,234,180	(12,259,077)	1,488,522	(2,929,553)	19,440	-	106,301	-
Reinvested capital gains	-	3,863,225	-	1,066,610	9,860	-	25,634	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,031,553	(9,829,743)	485,170	(2,671,641)	34,368	-	128,311	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,410,916	1,499,037	117,302	243,721	1,721	-	1,036,588	-
Transfers between funds	(1,331,849)	(269,587)	(405,055)	462,688	576,193	-	486,223	-
Redemptions (note 3)	(1,304,545)	(1,765,627)	(559,750)	(1,121,741)	(14,126)	-	(13,989)	-
Annuity benefits	-	-	(453)	(628)	-	-	-	-
Contract maintenance charges (note 2)	(7,818)	(3,924)	(1,659)	(2,124)	(14)	-	(180)	-
Contingent deferred sales charges (note 2)	(21,038)	(41,705)	(3,158)	(2,681)	-	-	(806)	-
Adjustments to maintain reserves	(624)	(268)	(68)	77	-	-	(33)	-

Net equity transactions	(1,254,958)	(582,074)	(852,841)	(420,688)	563,774	-	1,507,803	-

Net change in contract owners’ equity	1,776,595	(10,411,817)	(367,671)	(3,092,329)	598,142	-	1,636,114	-
Contract owners’ equity beginning of period	12,820,073	23,231,890	2,810,413	5,902,742	-	-	-	-

Contract owners’ equity end of period	$14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

CHANGES IN UNITS:
Beginning units	1,047,552	1,094,930	270,231	329,074	-	-	-	-
Units purchased	304,431	328,528	31,885	178,685	49,010	-	129,675	-
Units redeemed	(387,644)	(375,906)	(113,119)	(237,528)	(2,799)	-	(2,960)	-

Ending units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVTIV3		EIF2		NVRE1		NVRE2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,648,673)	-	(570,015)	(127,895)	199,385	20,598	89,675	37,683
Realized gain (loss) on investments	3,445,315	-	(40,893,495)	(40,346,197)	(69,898)	(99,705)	(154,468)	(145,295)
Change in unrealized gain (loss) on investments	57,933,012	-	60,015,533	(38,696,150)	9,105,111	(328,498)	8,274,525	(875,516)
Reinvested capital gains	530,532	-	-	1,829,623	195,773	-	165,020	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,260,186	-	18,552,023	(77,340,619)	9,430,371	(407,605)	8,374,752	(983,128)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,108,600	-	9,172,596	25,035,928	884,803	27,355	2,257,172	1,749,887
Transfers between funds	252,916,536	-	(20,957,790)	(166,120,494)	53,822,228	1,295,747	40,568,817	1,066,015
Redemptions (note 3)	(7,524,221)	-	(7,213,997)	(10,822,473)	(3,673,530)	(95,501)	(1,694,404)	(52,248)
Annuity benefits	(342)	-	(4,138)	(6,504)	(523)	-	-	-
Contract maintenance charges (note 2)	(629,450)	-	(271,313)	(333,824)	(11,034)	(86)	(2,944)	(40)
Contingent deferred sales charges (note 2)	(151,389)	-	(95,496)	(207,660)	(7,478)	(136)	(21,447)	(641)
Adjustments to maintain reserves	10,444	-	32,377	(1,635)	(6,092)	(23)	(5,402)	(82)

Net equity transactions	257,730,178	-	(19,337,761)	(152,456,662)	51,008,374	1,227,356	41,101,792	2,762,891

Net change in contract owners’ equity	317,990,364	-	(785,738)	(229,797,281)	60,438,745	819,751	49,476,544	1,779,763
Contract owners’ equity beginning of period	-	-	85,969,004	315,766,285	819,751	-	1,779,763	-

Contract owners’ equity end of period	$317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

CHANGES IN UNITS:
Beginning units	-	-	8,010,536	18,188,564	146,484	-	319,169	-
Units purchased	26,923,342	-	3,531,170	3,161,290	9,503,135	229,503	7,699,110	406,534
Units redeemed	(2,238,195)	-	(5,267,533)	(13,339,318)	(1,173,345)	(83,019)	(868,989)	(87,365)

Ending units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTB		PMVFAD		PMVLAD		AVBV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$15,368,384	11,643,554	5,057	-	522,418	-	(234,427)	(428,899)
Realized gain (loss) on investments	(25,869,568)	(6,916,343)	267,920	-	67,791	-	(20,552,126)	(980,116)
Change in unrealized gain (loss) on investments	41,225,297	(69,873,829)	(259,254)	-	(2,291,654)	-	27,703,473	(30,516,067)
Reinvested capital gains	-	-	96,384	-	6,691,974	-	-	6,864,081

Net increase (decrease) in contract owners’ equity resulting from operations	30,724,113	(65,146,618)	110,107	-	4,990,529	-	6,916,920	(25,061,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,142,456	46,151,488	3,054,536	-	18,935,893	-	410,097	1,909,197
Transfers between funds	(107,449,358)	(16,349,739)	4,015,655	-	133,318,248	-	(26,975,706)	(2,612,477)
Redemptions (note 3)	(27,353,558)	(32,682,793)	(127,679)	-	(3,929,404)	-	(1,525,336)	(3,601,566)
Annuity benefits	(105,435)	(109,799)	-	-	(180)	-	(3,430)	(6,468)
Contract maintenance charges (note 2)	(792,369)	(820,871)	(251)	-	(223,873)	-	(7,026)	(10,992)
Contingent deferred sales charges (note 2)	(438,151)	(403,006)	(104)	-	(55,923)	-	(18,349)	(54,007)
Adjustments to maintain reserves	(58,456)	(501)	(855)	-	(7,352)	-	1,695	(926)

Net equity transactions	(124,054,871)	(4,215,221)	6,941,302	-	148,037,409	-	(28,118,055)	(4,377,239)

Net change in contract owners’ equity	(93,330,758)	(69,361,839)	7,051,409	-	153,027,938	-	(21,201,135)	(29,438,240)
Contract owners’ equity beginning of period	355,927,502	425,289,341	-	-	-	-	21,213,886	50,652,126

Contract owners’ equity end of period	$262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

CHANGES IN UNITS:
Beginning units	38,156,662	38,220,042	-	-	-	-	2,569,381	2,902,901
Units purchased	7,473,530	11,189,513	1,118,523	-	15,001,314	-	775,808	488,063
Units redeemed	(20,729,653)	(11,252,893)	(469,179)	-	(987,661)	-	(3,345,189)	(821,583)

Ending units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA2		AVCD2		ALVGIB		ALVSVB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(100,915)	(215,299)	(264,531)	(335,078)	170,225	35,630	(117,548)	(131,725)
Realized gain (loss) on investments	(645,614)	87,480	(2,615,542)	(849,393)	(1,426,904)	(777,482)	(3,399,584)	(1,592,136)
Change in unrealized gain (loss) on investments	1,982,553	(6,888,377)	8,246,231	(13,524,418)	2,686,885	(9,465,089)	8,029,882	(5,296,111)
Reinvested capital gains	-	-	-	2,534,704	-	2,653,838	578,687	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	1,236,024	(7,016,196)	5,366,158	(12,174,185)	1,430,206	(7,553,103)	5,091,437	(6,350,451)

Equity transactions:
Purchase payments received from contract owners (note 3)	228,424	747,816	3,026,379	2,308,849	242,776	181,053	6,100,315	2,587,624
Transfers between funds	(515,751)	(2,274,283)	(483,498)	(2,556,881)	(813,001)	(1,323,322)	(907,961)	9,031,174
Redemptions (note 3)	(836,042)	(1,418,392)	(1,242,572)	(1,721,565)	(1,099,031)	(1,651,289)	(1,060,791)	(1,221,058)
Annuity benefits	(1,054)	(1,368)	-	-	-	-	(1,053)	(1,307)
Contract maintenance charges (note 2)	(2,991)	(2,937)	(18,226)	(9,692)	(1,071)	(1,315)	(14,028)	(1,650)
Contingent deferred sales charges (note 2)	(10,639)	(17,143)	(20,477)	(35,193)	(11,520)	(15,630)	(9,085)	(15,711)
Adjustments to maintain reserves	(452)	(487)	(930)	(190)	(481)	(113)	(389)	(87)

Net equity transactions	(1,138,505)	(2,966,794)	1,260,676	(2,014,672)	(1,682,328)	(2,810,616)	4,107,008	10,378,985

Net change in contract owners’ equity	97,519	(9,982,990)	6,626,834	(14,188,857)	(252,122)	(10,363,719)	9,198,445	4,028,534
Contract owners’ equity beginning of period	7,656,524	17,639,514	12,813,434	27,002,291	9,367,499	19,731,218	11,845,334	7,816,800

Contract owners’ equity end of period	$7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

CHANGES IN UNITS:
Beginning units	804,764	1,044,738	1,176,724	1,288,902	891,778	1,095,470	934,857	394,975
Units purchased	111,391	156,250	436,569	370,858	55,438	57,087	983,740	979,830
Units redeemed	(228,649)	(396,224)	(334,525)	(483,036)	(213,797)	(260,779)	(745,986)	(439,948)

Ending units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CHSMM		ACVB		ACVCA		ACVIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(191,242)	253,898	1,616,504	768,191	50,422	(1,575,013)	539,360	190,085
Realized gain (loss) on investments	-	-	(2,212,965)	(1,104,791)	4,551,873	5,473,465	(1,165,437)	208,041
Change in unrealized gain (loss) on investments	-	-	5,655,141	(17,216,134)	8,972,785	(82,357,794)	2,933,568	(13,619,377)
Reinvested capital gains	-	-	-	4,415,765	-	9,948,547	-	3,083,841

Net increase (decrease) in contract owners’ equity resulting from operations	(191,242)	253,898	5,058,680	(13,136,969)	13,575,080	(68,510,795)	2,307,491	(10,137,410)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,385,177	9,962,432	687,329	1,334,843	671,313	2,200,741	425,211	1,249,253
Transfers between funds	(7,742,722)	(1,639,364)	(755,632)	(2,815,950)	(78,119,518)	(6,497,441)	(648,492)	(2,075,781)
Redemptions (note 3)	(5,069,072)	(4,945,856)	(7,896,741)	(10,653,581)	(6,489,214)	(16,686,951)	(2,747,404)	(4,593,071)
Annuity benefits	(30,144)	(31,171)	(19,393)	(14,148)	(17,449)	(30,100)	(4,914)	(9,324)
Contract maintenance charges (note 2)	(943)	(972)	(28,044)	(31,189)	(42,119)	(74,252)	(12,060)	(14,945)
Contingent deferred sales charges (note 2)	-	-	(15,661)	(19,145)	(8,626)	(20,604)	(8,056)	(20,251)
Adjustments to maintain reserves	(82)	243	10,348	(5,796)	(715)	(3,448)	(554)	3

Net equity transactions	(8,457,786)	3,345,312	(8,017,794)	(12,204,966)	(84,006,328)	(21,112,055)	(2,996,269)	(5,464,116)

Net change in contract owners’ equity	(8,649,028)	3,599,210	(2,959,114)	(25,341,935)	(70,431,248)	(89,622,850)	(688,778)	(15,601,526)
Contract owners’ equity beginning of period	25,826,679	22,227,469	43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167

Contract owners’ equity end of period	$17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

CHANGES IN UNITS:
Beginning units	2,367,841	2,030,093	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422
Units purchased	629,697	1,563,593	104,674	149,630	77,568	237,473	122,354	212,092
Units redeemed	(1,408,751)	(1,225,845)	(533,728)	(720,378)	(2,960,030)	(885,850)	(460,487)	(701,016)

Ending units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIG2		ACVIP2		ACVI		ACVI2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$176,028	29,802	285,123	3,487,871	350,396	(216,363)	17,782	(21,411)
Realized gain (loss) on investments	(572,077)	(137,133)	(202,624)	(850,110)	(9,145)	2,950,088	(106,214)	105,657
Change in unrealized gain (loss) on investments	1,228,206	(5,069,288)	11,207,481	(8,364,625)	3,849,929	(31,398,271)	318,636	(1,847,797)
Reinvested capital gains	-	1,184,600	-	-	-	4,385,457	-	268,891

Net increase (decrease) in contract owners’ equity resulting from operations	832,157	(3,992,019)	11,289,980	(5,726,864)	4,191,180	(24,279,089)	230,204	(1,494,660)

Equity transactions:
Purchase payments received from contract owners (note 3)	122,695	160,347	29,026,252	16,337,034	(1,394)	29,167	(1,643)	-
Transfers between funds	(439,864)	(1,023,013)	6,687,516	49,176,521	(28,438,546)	(1,873,224)	(1,679,249)	(115,871)
Redemptions (note 3)	(691,657)	(824,435)	(15,901,690)	(18,196,008)	(2,198,676)	(7,544,488)	(170,082)	(312,236)
Annuity benefits	-	-	(18,530)	(17,191)	(9,698)	(16,625)	-	-
Contract maintenance charges (note 2)	(1,238)	(1,313)	(99,207)	(43,400)	(11,256)	(21,043)	(172)	(382)
Contingent deferred sales charges (note 2)	(7,655)	(9,720)	(161,053)	(150,711)	(2,320)	(5,706)	(3,420)	(3,625)
Adjustments to maintain reserves	(415)	(324)	(21,716)	(1,513)	(159)	(1,988)	(40)	(63)

Net equity transactions	(1,018,134)	(1,698,458)	19,511,572	47,104,732	(30,662,049)	(9,433,907)	(1,854,606)	(432,177)

Net change in contract owners’ equity	(185,977)	(5,690,477)	30,801,552	41,377,868	(26,470,869)	(33,712,996)	(1,624,402)	(1,926,837)
Contract owners’ equity beginning of period	6,525,719	12,216,196	121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239

Contract owners’ equity end of period	$6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

CHANGES IN UNITS:
Beginning units	602,251	727,674	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551
Units purchased	39,610	35,352	6,663,755	9,379,817	1	25	1,880	-
Units redeemed	(138,213)	(160,775)	(4,990,625)	(5,491,222)	(1,852,746)	(440,067)	(130,399)	(24,032)

Ending units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI3		ACVI4		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$203,988	(124,113)	97,651	(133,561)	112,896	(66,524)	514,738	(829,196)
Realized gain (loss) on investments	(2,231,080)	1,841,427	(5,595,137)	751,428	(943,068)	(854,150)	(3,319,997)	(7,112,926)
Change in unrealized gain (loss) on investments	4,460,584	(18,705,807)	6,920,566	(10,985,764)	1,832,781	(803,204)	10,421,729	(5,479,215)
Reinvested capital gains	-	2,548,520	-	1,584,327	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,433,492	(14,439,973)	1,423,080	(8,783,570)	1,002,609	(1,723,878)	7,616,470	(13,421,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,575	2,021,786	112,832	1,485,832	182,296	297,075	7,893,643	10,824,397
Transfers between funds	(16,792,113)	(1,527,717)	(10,153,729)	(1,513,937)	364,378	1,098,432	(4,075,724)	6,157,103
Redemptions (note 3)	(1,497,357)	(4,723,752)	(503,635)	(1,335,186)	(584,248)	(968,838)	(2,578,139)	(3,575,869)
Annuity benefits	(389)	(3,739)	-	-	(475)	(583)	(64)	(76)
Contract maintenance charges (note 2)	(5,154)	(10,257)	(5,573)	(6,608)	(2,057)	(2,172)	(33,898)	(46,525)
Contingent deferred sales charges (note 2)	(9,555)	(26,291)	(6,329)	(18,299)	(1,684)	(2,395)	(33,262)	(70,081)
Adjustments to maintain reserves	(393)	(150)	(99)	(476)	(1,050)	(4)	(740)	(582)

Net equity transactions	(17,814,386)	(4,270,120)	(10,556,533)	(1,388,674)	(42,840)	421,515	1,171,816	13,288,367

Net change in contract owners’ equity	(15,380,894)	(18,710,093)	(9,133,453)	(10,172,244)	959,769	(1,302,363)	8,788,286	(132,970)
Contract owners’ equity beginning of period	15,381,250	34,091,343	9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529

Contract owners’ equity end of period	$356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

CHANGES IN UNITS:
Beginning units	1,568,771	1,893,113	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006
Units purchased	96,761	286,486	84,830	367,090	305,302	540,746	1,911,374	6,567,379
Units redeemed	(1,665,532)	(610,828)	(1,028,748)	(504,424)	(336,124)	(519,114)	(1,823,170)	(5,808,519)

Ending units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,703)	(39,139)	(66,189)	(213,195)	2,586,337	1,066,775	2,632,003	559,190
Realized gain (loss) on investments	(945,133)	(160,010)	(4,034,923)	(322,735)	(11,135,716)	(4,301,880)	(10,840,268)	(7,305,365)
Change in unrealized gain (loss) on investments	1,249,487	(1,877,650)	5,190,116	(8,385,285)	17,564,038	(35,779,967)	19,372,709	(31,535,146)
Reinvested capital gains	-	511,993	-	2,339,161	-	11,805,540	-	10,753,584

Net increase (decrease) in contract owners’ equity resulting from operations	294,651	(1,564,806)	1,089,004	(6,582,054)	9,014,659	(27,209,532)	11,164,444	(27,527,737)

Equity transactions:
Purchase payments received from contract owners (note 3)	58,184	206,585	87,731	263,514	1,544,112	3,710,303	6,366,984	7,568,576
Transfers between funds	(2,001,353)	(738,829)	(8,487,920)	(1,378,995)	(4,659,121)	(10,174,729)	(8,025,228)	(30,522)
Redemptions (note 3)	(195,066)	(631,416)	(543,515)	(1,445,503)	(9,430,977)	(15,459,272)	(5,348,599)	(7,506,778)
Annuity benefits	-	-	(3,825)	(6,086)	(25,963)	(31,982)	(5,180)	(6,538)
Contract maintenance charges (note 2)	(945)	(1,912)	(1,276)	(2,170)	(33,770)	(41,310)	(71,058)	(36,824)
Contingent deferred sales charges (note 2)	(2,471)	(3,698)	(9,569)	(22,156)	(27,418)	(47,861)	(65,413)	(126,133)
Adjustments to maintain reserves	(4)	(56)	302	(433)	(542)	3,193	(2,130)	(578)

Net equity transactions	(2,141,655)	(1,169,326)	(8,958,072)	(2,591,829)	(12,633,679)	(22,041,658)	(7,150,624)	(138,797)

Net change in contract owners’ equity	(1,847,004)	(2,734,132)	(7,869,068)	(9,173,883)	(3,619,020)	(49,251,190)	4,013,820	(27,666,534)
Contract owners’ equity beginning of period	1,847,004	4,581,136	7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420

Contract owners’ equity end of period	$-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

CHANGES IN UNITS:
Beginning units	259,464	371,822	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576
Units purchased	37,922	52,561	37,609	195,819	257,189	484,315	1,209,254	2,046,396
Units redeemed	(297,386)	(164,919)	(906,125)	(406,930)	(1,020,219)	(1,552,054)	(1,818,598)	(2,011,068)

Ending units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(27,942)	(102,981)	(122,171)	(412,904)	356,791	(297,850)	1,700,496	2,582,898
Realized gain (loss) on investments	(2,967,805)	(795,743)	(9,420,126)	(3,006,762)	(6,783,770)	(3,516,194)	(2,732,992)	5,656,285
Change in unrealized gain (loss) on investments	3,303,758	(4,296,789)	10,407,868	(13,687,213)	8,152,379	(21,355,555)	37,276,545	(168,144,260)
Reinvested capital gains	-	440,464	-	1,199,839	5,995,719	6,476,393	14,946,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	308,011	(4,755,049)	865,571	(15,907,040)	7,721,119	(18,693,206)	51,191,005	(159,905,077)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,084	462,143	121,082	2,968,968	5,162,353	5,287,868	5,273,315	12,316,477
Transfers between funds	(3,768,080)	(3,450,251)	(12,924,234)	(9,785,775)	(2,313,592)	4,561,416	(6,693,029)	(16,341,811)
Redemptions (note 3)	(366,044)	(1,028,529)	(567,821)	(2,609,875)	(3,636,181)	(5,585,685)	(36,443,730)	(61,431,940)
Annuity benefits	(1,743)	(359)	-	-	(4,012)	(5,203)	(99,738)	(151,569)
Contract maintenance charges (note 2)	(1,157)	(2,988)	(7,869)	(9,137)	(19,090)	(15,192)	(179,897)	(210,970)
Contingent deferred sales charges (note 2)	(1,331)	(1,609)	(7,916)	(71,144)	(36,421)	(66,343)	(86,795)	(156,662)
Adjustments to maintain reserves	81	1,042	(1,910)	(332)	(75)	11,543	(2,921)	40,218

Net equity transactions	(4,042,190)	(4,020,551)	(13,388,668)	(9,507,295)	(847,018)	4,188,404	(38,232,795)	(65,936,257)

Net change in contract owners’ equity	(3,734,179)	(8,775,600)	(12,523,097)	(25,414,335)	6,874,101	(14,504,802)	12,958,210	(225,841,334)
Contract owners’ equity beginning of period	3,743,896	12,519,496	12,523,097	37,937,432	34,830,629	49,335,431	239,456,508	465,297,842

Contract owners’ equity end of period	$9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

CHANGES IN UNITS:
Beginning units	560,487	951,361	1,499,857	2,291,468	2,849,922	2,789,752	11,829,308	14,260,866
Units purchased	71,109	485,752	225,386	1,475,763	1,074,035	1,571,725	638,747	901,740
Units redeemed	(631,596)	(876,626)	(1,725,243)	(2,267,374)	(1,182,026)	(1,511,555)	(2,462,568)	(3,333,298)

Ending units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIFS		DSRG		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$247,356	252,035	(139,377)	(311,002)	327,763	245,544	99,097	15,292
Realized gain (loss) on investments	(2,976,952)	1,002,340	(3,369,538)	(6,076,910)	(701,338)	1,553,867	(1,271,428)	132,170
Change in unrealized gain (loss) on investments	15,639,657	(47,525,903)	14,809,941	(16,689,844)	3,053,834	(16,138,718)	3,564,180	(8,439,529)
Reinvested capital gains	4,719,219	-	-	-	1,888,385	2,604,428	1,333,884	1,429,961

Net increase (decrease) in contract owners’ equity resulting from operations	17,629,280	(46,271,528)	11,301,026	(23,077,756)	4,568,644	(11,734,879)	3,725,733	(6,862,106)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,850	9,967,791	1,056,220	2,399,674	547,589	1,378,999	4,671,011	1,801,955
Transfers between funds	(234,526)	(4,029,597)	(699,154)	(2,989,401)	(854,347)	(1,566,848)	(1,592,282)	3,009,492
Redemptions (note 3)	(8,413,768)	(10,684,717)	(5,115,033)	(9,931,828)	(3,609,451)	(5,785,964)	(1,827,265)	(1,596,643)
Annuity benefits	(32,498)	(36,345)	(2,639)	(7,490)	(4,242)	(4,653)	(8,861)	(10,838)
Contract maintenance charges (note 2)	(33,888)	(22,521)	(46,365)	(52,268)	(16,853)	(19,321)	(14,120)	(5,305)
Contingent deferred sales charges (note 2)	(103,370)	(143,724)	(13,983)	(36,264)	(11,334)	(21,882)	(23,550)	(27,844)
Adjustments to maintain reserves	(2,195)	1,492	(287)	3,746	2,438	3,246	(1,375)	(476)

Net equity transactions	1,142,605	(4,947,621)	(4,821,241)	(10,613,831)	(3,946,200)	(6,016,423)	1,203,558	3,170,341

Net change in contract owners’ equity	18,771,885	(51,219,149)	6,479,785	(33,691,587)	622,444	(17,751,302)	4,929,291	(3,691,765)
Contract owners’ equity beginning of period	73,710,552	124,929,701	38,638,185	72,329,772	25,225,732	42,977,034	18,498,046	22,189,811

Contract owners’ equity end of period	$92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

CHANGES IN UNITS:
Beginning units	6,903,789	7,232,672	2,380,596	2,887,153	2,251,894	2,667,862	1,678,407	1,388,567
Units purchased	2,167,187	1,795,788	85,728	123,980	250,357	259,379	708,681	633,546
Units redeemed	(2,070,591)	(2,124,671)	(360,538)	(630,537)	(596,126)	(675,347)	(618,109)	(343,706)

Ending units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVDLS		DGI		FCA2S		FALFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,675)	(17,381)	(1,925)	(154,519)	(12,783)	(40,278)	5,646	(955)
Realized gain (loss) on investments	(312,921)	(471,383)	(505,313)	289,902	(83,452)	74,309	(342,280)	(319,001)
Change in unrealized gain (loss) on investments	585,449	(569,521)	3,764,193	(13,969,271)	257,704	(993,863)	455,714	(629,269)
Reinvested capital gains	-	109,712	-	2,875,266	-	57,519	-	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	270,853	(948,573)	3,256,955	(10,958,622)	161,469	(902,313)	119,080	(553,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,279	16,386	412,574	863,225	31,930	46,785	22,124	35,715
Transfers between funds	5,547	(204,289)	(437,048)	(1,070,537)	(166,484)	(142,954)	(17,407)	(126,176)
Redemptions (note 3)	(130,889)	(241,992)	(2,404,748)	(4,036,911)	(289,466)	(191,860)	(96,604)	(250,624)
Annuity benefits	(96)	(80)	(757)	(707)	-	-	-	-
Contract maintenance charges (note 2)	(366)	(453)	(12,311)	(14,857)	(360)	(368)	(230)	(327)
Contingent deferred sales charges (note 2)	(2,006)	(3,884)	(7,805)	(10,118)	(5,652)	(1,902)	(2,844)	(3,429)
Adjustments to maintain reserves	(107)	(127)	(174)	(316)	(172)	(198)	(82)	2,258

Net equity transactions	(119,638)	(434,439)	(2,450,269)	(4,270,221)	(430,204)	(290,497)	(95,043)	(342,583)

Net change in contract owners’ equity	151,215	(1,383,012)	806,686	(15,228,843)	(268,735)	(1,192,810)	24,037	(895,977)
Contract owners’ equity beginning of period	1,232,028	2,615,040	14,093,474	29,322,317	1,971,709	3,164,519	900,294	1,796,271

Contract owners’ equity end of period	$1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

CHANGES IN UNITS:
Beginning units	145,489	189,656	1,549,201	1,896,207	173,986	192,944	95,239	123,768
Units purchased	15,635	33,234	73,374	99,197	21,135	17,557	17,076	13,542
Units redeemed	(30,440)	(77,401)	(333,852)	(446,203)	(61,075)	(36,515)	(26,159)	(42,071)

Ending units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVMOS		FQB		FQBS		FC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,254)	(66,537)	649,092	626,415	2,338,098	1,821,339	(898,309)	(2,770,700)
Realized gain (loss) on investments	(266,274)	(782,026)	(230,073)	(415,572)	(1,124,820)	(886,850)	(25,070,556)	(12,810,315)
Change in unrealized gain (loss) on investments	2,896	(255,965)	1,713,072	(1,429,335)	7,035,508	(6,204,635)	85,069,691	(165,897,358)
Reinvested capital gains	141,524	-	-	-	-	-	56,790	9,589,329

Net increase (decrease) in contract owners’ equity resulting from operations	(124,108)	(1,104,528)	2,132,091	(1,218,492)	8,248,786	(5,270,146)	59,157,616	(171,889,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	339,875	392,337	236,706	682,154	785,805	4,553,687	4,233,973	24,540,391
Transfers between funds	(698,208)	8,099,609	1,174,874	(591,959)	2,266,645	(1,231,820)	(13,251,234)	(22,808,450)
Redemptions (note 3)	(1,207,853)	(1,362,130)	(2,281,306)	(3,190,091)	(5,676,163)	(6,367,770)	(20,224,818)	(31,452,400)
Annuity benefits	-	-	(618)	(628)	-	-	(13,242)	(17,617)
Contract maintenance charges (note 2)	(1,743)	(1,634)	(6,382)	(6,742)	(15,807)	(13,411)	(75,834)	(65,845)
Contingent deferred sales charges (note 2)	(8,812)	(16,249)	(7,576)	(11,311)	(74,155)	(77,276)	(263,909)	(455,251)
Adjustments to maintain reserves	252	(1,312)	(201)	2,976	(418)	1,091	(1,428)	(1,646)

Net equity transactions	(1,576,489)	7,110,621	(884,503)	(3,115,601)	(2,714,093)	(3,135,499)	(29,596,492)	(30,260,818)

Net change in contract owners’ equity	(1,700,597)	6,006,093	1,247,588	(4,334,093)	5,534,693	(8,405,645)	29,561,124	(202,149,862)
Contract owners’ equity beginning of period	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144	201,947,608	404,097,470

Contract owners’ equity end of period	$7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

CHANGES IN UNITS:
Beginning units	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222	16,338,369	18,440,700
Units purchased	888,808	2,376,509	358,525	431,388	1,006,715	1,451,987	1,352,059	3,715,233
Units redeemed	(1,060,818)	(1,753,712)	(431,422)	(700,470)	(1,285,122)	(1,775,828)	(3,636,588)	(5,817,564)

Ending units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FVSS2		FHIP		FAMP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,174,105	5,677,503	(128,769)	(178,921)	3,846,362	5,290,875	1,633,540	2,556,993
Realized gain (loss) on investments	(50,571,509)	(22,853,554)	(2,813,966)	(2,317,552)	(5,007,873)	(3,647,174)	(12,329,833)	(9,709,223)
Change in unrealized gain (loss) on investments	136,199,989	(291,661,312)	7,500,826	(11,614,273)	22,366,884	(23,167,718)	50,035,162	(90,964,532)
Reinvested capital gains	-	644,601	-	3,632,807	-	-	265,459	24,368,853

Net increase (decrease) in contract owners’ equity resulting from operations	88,802,585	(308,192,762)	4,558,091	(10,477,939)	21,205,373	(21,524,017)	39,604,328	(73,747,909)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,205,838	15,056,540	410,715	207,268	(2,165)	897	2,373,177	5,213,048
Transfers between funds	(12,821,287)	(30,606,125)	(131,406)	(2,333,561)	(3,080,145)	(7,375,107)	(3,384,618)	(5,935,338)
Redemptions (note 3)	(52,695,712)	(101,550,592)	(1,068,457)	(1,402,382)	(9,258,000)	(14,961,277)	(23,729,695)	(37,525,307)
Annuity benefits	(136,425)	(212,404)	-	-	(10,106)	(11,911)	(40,929)	(55,470)
Contract maintenance charges (note 2)	(244,126)	(298,088)	(1,935)	(2,429)	(40,517)	(43,012)	(119,993)	(132,736)
Contingent deferred sales charges (note 2)	(90,150)	(184,181)	(9,856)	(28,661)	(12,509)	(23,303)	(30,770)	(41,623)
Adjustments to maintain reserves	(650)	15,230	(882)	(389)	333	(4,812)	2,460	(5,658)

Net equity transactions	(59,782,512)	(117,779,620)	(801,821)	(3,560,154)	(12,403,109)	(22,418,525)	(24,930,368)	(38,483,084)

Net change in contract owners’ equity	29,020,073	(425,972,382)	3,756,270	(14,038,093)	8,802,264	(43,942,542)	14,673,960	(112,230,993)
Contract owners’ equity beginning of period	364,158,836	790,131,218	8,862,131	22,900,224	56,161,208	100,103,750	160,850,055	273,081,048

Contract owners’ equity end of period	$393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

CHANGES IN UNITS:
Beginning units	13,248,157	16,421,321	844,676	1,045,050	3,333,874	4,420,785	6,966,315	8,375,163
Units purchased	362,215	496,435	178,519	104,473	318	-	147,832	289,886
Units redeemed	(2,514,851)	(3,669,599)	(244,837)	(304,847)	(627,418)	(1,086,911)	(1,167,151)	(1,698,734)

Ending units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCP		FNRS2		FEI2		FF10S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$83,611	(2,198,685)	(867,514)	(1,737,258)	545,405	922,667	120,532	81,885
Realized gain (loss) on investments	(22,120,802)	(17,816,928)	(7,593,646)	(2,801,675)	(9,021,837)	(5,151,988)	(569,649)	(296,731)
Change in unrealized gain (loss) on investments	120,739,144	(275,843,406)	32,669,819	(73,540,004)	33,325,206	(72,236,312)	1,402,363	(1,585,913)
Reinvested capital gains	90,297	16,152,805	-	3,709,816	-	147,652	39,659	225,333

Net increase (decrease) in contract owners’ equity resulting from operations	98,792,250	(279,706,214)	24,208,659	(74,369,121)	24,848,774	(76,317,981)	992,905	(1,575,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,821,498	16,761,861	6,422,976	13,947,269	12,481,142	13,979,845	92,303	260,274
Transfers between funds	(12,398,175)	(27,428,407)	(413,486)	10,630,753	(2,674,115)	(6,409,760)	488,214	2,427,197
Redemptions (note 3)	(50,794,183)	(83,447,730)	(6,702,847)	(13,721,131)	(10,433,888)	(13,282,440)	(825,662)	(1,752,731)
Annuity benefits	(87,479)	(126,245)	(768)	(1,017)	(1,254)	(1,681)	(7,636)	(9,088)
Contract maintenance charges (note 2)	(207,672)	(245,299)	(15,951)	(18,714)	(82,234)	(46,832)	(2,329)	(2,045)
Contingent deferred sales charges (note 2)	(113,711)	(169,102)	(68,245)	(185,659)	(251,129)	(186,746)	(1,589)	(619)
Adjustments to maintain reserves	(10,335)	7,927	(1,918)	2,373	(1,855)	(927)	671	1,600

Net equity transactions	(56,790,057)	(94,646,995)	(780,239)	10,653,874	(963,333)	(5,948,541)	(256,028)	924,588

Net change in contract owners’ equity	42,002,193	(374,353,209)	23,428,420	(63,715,247)	23,885,441	(82,266,522)	736,877	(650,838)
Contract owners’ equity beginning of period	333,018,872	707,372,081	54,795,336	118,510,583	93,909,332	176,175,854	4,516,200	5,167,038

Contract owners’ equity end of period	$375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

CHANGES IN UNITS:
Beginning units	15,111,468	18,212,023	5,594,487	5,413,172	9,142,932	9,650,205	534,668	450,333
Units purchased	720,719	1,249,080	2,296,029	4,290,235	2,091,396	2,227,397	130,499	344,061
Units redeemed	(3,124,645)	(4,349,635)	(2,377,984)	(4,108,920)	(2,260,364)	(2,734,670)	(157,074)	(259,726)

Ending units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S2		FF20S		FF20S2		FF30S

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,199,282	458,338	133,390	91,404	1,862,031	662,201	45,975	48,944
Realized gain (loss) on investments	(911,806)	(138,352)	(870,487)	(274,304)	(646,486)	21,400	(333,035)	(109,513)
Change in unrealized gain (loss) on investments	9,253,943	(16,682,727)	2,145,104	(2,577,127)	17,608,358	(32,866,723)	1,423,051	(2,111,373)
Reinvested capital gains	364,305	2,023,856	75,482	333,979	1,023,590	3,851,746	54,824	293,628

Net increase (decrease) in contract owners’ equity resulting from operations	9,905,724	(14,338,885)	1,483,489	(2,426,048)	19,847,493	(28,331,376)	1,190,815	(1,878,314)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,346,968	9,245,526	480,799	719,159	38,725,970	22,776,707	703,602	578,100
Transfers between funds	(379,216)	4,366,667	1,127,121	2,450,958	317,281	(2,330,118)	675,431	1,649,955
Redemptions (note 3)	(3,310,622)	(3,195,339)	(1,157,533)	(1,265,296)	(4,458,010)	(2,832,453)	(551,964)	(501,886)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(84,731)	(39,167)	(3,846)	(3,543)	(236,602)	(93,340)	(3,668)	(3,146)
Contingent deferred sales charges (note 2)	(52,216)	(64,656)	(9,415)	(3,114)	(75,540)	(64,725)	(2,624)	(3,986)
Adjustments to maintain reserves	(404)	(264)	(79)	(41)	(514)	(362)	(48)	(52)

Net equity transactions	9,519,779	10,312,767	437,047	1,898,123	34,272,585	17,455,709	820,729	1,718,985

Net change in contract owners’ equity	19,425,503	(4,026,118)	1,920,536	(527,925)	54,120,078	(10,875,667)	2,011,544	(159,329)
Contract owners’ equity beginning of period	41,630,317	45,656,435	5,443,001	5,970,926	60,026,433	70,902,100	3,404,900	3,564,229

Contract owners’ equity end of period	$61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

CHANGES IN UNITS:
Beginning units	4,645,289	3,748,220	715,854	521,510	6,972,856	5,452,403	481,061	307,780
Units purchased	1,631,776	1,573,560	274,223	414,570	4,330,773	2,745,262	201,147	254,240
Units redeemed	(696,703)	(676,491)	(228,058)	(220,226)	(856,892)	(1,224,809)	(92,238)	(80,959)

Ending units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF30S2		FGOP		FGP		FG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$53,612	60,859	(108,510)	(210,662)	(2,856,548)	(3,096,547)	(540,755)	(707,628)
Realized gain (loss) on investments	(701,172)	(195,897)	(52,792)	1,772,452	(34,977,296)	(38,233,407)	(3,073,061)	6,074,074
Change in unrealized gain (loss) on investments	4,641,420	(9,367,301)	4,766,496	(17,621,870)	114,061,560	(284,292,945)	12,898,364	(42,230,125)
Reinvested capital gains	203,381	1,294,149	-	-	276,561	-	34,803	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,197,241	(8,208,190)	4,605,194	(16,060,080)	76,504,277	(325,622,899)	9,319,351	(36,863,679)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,763,108	2,613,199	393,498	827,653	6,322,299	15,928,324	5,668,639	11,554,495
Transfers between funds	846,790	725,979	(30,944)	(1,519,935)	(9,988,799)	(22,846,169)	(2,521,812)	(21,081,780)
Redemptions (note 3)	(1,296,683)	(605,084)	(1,980,402)	(3,782,398)	(44,789,037)	(86,975,995)	(4,010,606)	(6,360,602)
Annuity benefits	-	-	-	-	(124,189)	(249,627)	(865)	(1,241)
Contract maintenance charges (note 2)	(3,841)	(3,615)	(11,949)	(14,775)	(299,334)	(366,984)	(25,263)	(11,925)
Contingent deferred sales charges (note 2)	(18,558)	(29,498)	(7,364)	(11,890)	(100,844)	(190,856)	(46,451)	(129,239)
Adjustments to maintain reserves	(302)	(220)	(478)	(44)	(437)	(9,836)	(967)	(637)

Net equity transactions	1,290,514	2,700,761	(1,637,639)	(4,501,389)	(48,980,341)	(94,711,143)	(937,325)	(16,030,929)

Net change in contract owners’ equity	5,487,755	(5,507,429)	2,967,555	(20,561,469)	27,523,936	(420,334,042)	8,382,026	(52,894,608)
Contract owners’ equity beginning of period	13,382,199	18,889,628	11,404,425	31,965,894	326,812,342	747,146,384	36,444,309	89,338,917

Contract owners’ equity end of period	$18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

CHANGES IN UNITS:
Beginning units	1,631,753	1,398,391	1,893,306	2,355,583	10,315,116	12,473,199	3,750,535	4,763,730
Units purchased	350,148	465,516	155,429	255,235	263,397	479,120	1,160,938	2,037,068
Units redeemed	(198,719)	(232,154)	(391,109)	(717,512)	(1,792,485)	(2,637,203)	(1,258,686)	(3,050,263)

Ending units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIPR		FIGBS		FIGBP2		FMCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,518,854	960,686	1,679,780	573,111	28,357,638	9,553,189	(118,154)	(183,971)
Realized gain (loss) on investments	(2,269,294)	(1,763,206)	(137,050)	(193,446)	(2,273,040)	(4,179,131)	(2,099,856)	(1,347,315)
Change in unrealized gain (loss) on investments	7,925,431	(2,437,907)	1,554,955	(1,327,820)	24,991,543	(29,568,921)	7,712,842	(10,922,741)
Reinvested capital gains	-	-	99,280	16,585	1,820,102	351,270	99,218	2,951,026

Net increase (decrease) in contract owners’ equity resulting from operations	7,174,991	(3,240,427)	3,196,965	(931,570)	52,896,243	(23,843,593)	5,594,050	(9,503,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,391,891	2,490,054	701,306	1,162,018	33,194,622	54,687,190	1,000,536	1,242,554
Transfers between funds	6,050,206	4,981,696	10,837,872	2,734,818	52,988,373	(36,533,551)	4,985,955	3,881,020
Redemptions (note 3)	(3,699,310)	(2,179,479)	(4,537,863)	(4,592,430)	(28,789,262)	(27,861,079)	(2,968,787)	(3,115,704)
Annuity benefits	-	-	(4,333)	(4,346)	(8,897)	(7,410)	(1,224)	(1,648)
Contract maintenance charges (note 2)	(6,972)	(4,253)	(8,770)	(7,149)	(1,316,304)	(980,104)	(7,737)	(7,176)
Contingent deferred sales charges (note 2)	(7,703)	(7,054)	(17,973)	(13,406)	(457,895)	(505,009)	(7,974)	(11,593)
Adjustments to maintain reserves	8,803	16	20	(98)	33,581	(1,076)	(98)	397

Net equity transactions	3,736,915	5,280,980	6,970,259	(720,593)	55,644,218	(11,201,039)	3,000,671	1,987,850

Net change in contract owners’ equity	10,911,906	2,040,553	10,167,224	(1,652,163)	108,540,461	(35,044,632)	8,594,721	(7,515,151)
Contract owners’ equity beginning of period	14,240,462	12,199,909	18,685,488	20,337,651	405,374,787	440,419,419	13,631,379	21,146,530

Contract owners’ equity end of period	$25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

CHANGES IN UNITS:
Beginning units	1,960,090	1,244,598	1,760,865	1,827,483	38,795,425	39,988,032	2,030,889	1,880,661
Units purchased	2,390,042	2,792,494	1,510,402	790,286	14,598,605	11,211,521	1,262,057	974,883
Units redeemed	(1,910,299)	(2,077,002)	(887,877)	(856,904)	(10,061,677)	(12,404,128)	(895,729)	(824,655)

Ending units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMC2		FOP		FOPR		FO2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,794,811)	(2,673,061)	512,776	1,227,832	244,287	613,111	12,249	51,280
Realized gain (loss) on investments	(9,843,428)	(5,827,333)	(1,424,829)	6,254,700	(2,206,520)	2,224,031	(249,330)	87,804
Change in unrealized gain (loss) on investments	61,150,148	(116,415,162)	15,401,818	(82,518,425)	8,971,600	(41,003,814)	1,052,564	(4,593,216)
Reinvested capital gains	853,680	31,427,590	213,223	14,196,989	104,674	7,179,319	11,985	822,369

Net increase (decrease) in contract owners’ equity resulting from operations	50,365,589	(93,487,966)	14,702,988	(60,838,904)	7,114,041	(30,987,353)	827,468	(3,631,763)

Equity transactions:
Purchase payments received from contract owners (note 3)	22,745,137	31,139,795	927	(11,571)	1,698,782	4,566,925	113	(167)
Transfers between funds	(4,399,233)	(15,335,365)	(1,856,109)	(4,060,821)	(2,466,935)	(5,043,846)	(269,686)	(557,841)
Redemptions (note 3)	(13,174,342)	(17,969,094)	(8,431,504)	(16,807,021)	(5,668,926)	(9,493,858)	(677,127)	(473,569)
Annuity benefits	(9,512)	(12,539)	(15,745)	(25,661)	(1,643)	(2,336)	-	-
Contract maintenance charges (note 2)	(149,811)	(69,752)	(52,795)	(63,642)	(16,481)	(20,961)	(592)	(774)
Contingent deferred sales charges (note 2)	(165,128)	(273,436)	(5,128)	(10,816)	(16,455)	(32,545)	(6,179)	(7,550)
Adjustments to maintain reserves	(2,892)	(3,479)	748	2,591	110	(9,386)	(262)	(218)

Net equity transactions	4,844,219	(2,523,870)	(10,359,606)	(20,976,941)	(6,471,548)	(10,036,007)	(953,733)	(1,040,119)

Net change in contract owners’ equity	55,209,808	(96,011,836)	4,343,382	(81,815,845)	642,493	(41,023,360)	(126,265)	(4,671,882)
Contract owners’ equity beginning of period	132,748,225	228,760,061	68,811,576	150,627,421	34,555,458	75,578,818	4,029,619	8,701,501

Contract owners’ equity end of period	$187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

CHANGES IN UNITS:
Beginning units	8,779,121	8,968,155	3,742,007	4,559,645	3,203,770	3,885,215	286,835	341,789
Units purchased	2,808,022	3,298,099	-	-	286,249	515,738	-	-
Units redeemed	(2,505,076)	(3,487,133)	(557,952)	(817,638)	(878,485)	(1,197,183)	(61,954)	(54,954)

Ending units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FO2R		FVSS		FTVIS2		FTVRD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$219,488	403,086	(47,236)	(65,277)	5,912,750	4,364,117	(121,859)	159,462
Realized gain (loss) on investments	(3,191,714)	778,749	(3,081,921)	(1,887,361)	(4,985,586)	(2,934,344)	(2,416,337)	376,867
Change in unrealized gain (loss) on investments	13,102,396	(38,945,580)	5,693,877	(6,183,535)	25,793,817	(43,482,423)	11,464,029	(31,168,994)
Reinvested capital gains	136,178	7,101,800	-	2,098,363	-	2,533,976	-	738,658

Net increase (decrease) in contract owners’ equity resulting from operations	10,266,348	(30,661,945)	2,564,720	(6,037,810)	26,720,981	(39,518,674)	8,925,833	(29,894,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,869,227	9,704,743	227,963	621,435	9,424,692	20,534,987	1,190,922	841,265
Transfers between funds	4,039,139	(8,438,623)	403,046	(1,670,391)	1,426,480	(3,303,357)	(3,419,898)	(9,232,143)
Redemptions (note 3)	(3,619,830)	(6,502,983)	(1,009,455)	(1,338,013)	(8,993,697)	(14,126,080)	(6,864,871)	(7,905,203)
Annuity benefits	(5,308)	(7,195)	(1,108)	(1,652)	(14,388)	(20,210)	(4,094)	(6,273)
Contract maintenance charges (note 2)	(40,104)	(14,892)	(3,642)	(4,279)	(13,873)	(13,345)	(9,766)	(10,764)
Contingent deferred sales charges (note 2)	(42,068)	(60,537)	(8,783)	(10,903)	(66,084)	(66,637)	(74,913)	(147,926)
Adjustments to maintain reserves	(653)	(459)	(54)	(82)	23,745	(1,253)	(2,070)	(1,279)

Net equity transactions	7,200,403	(5,319,946)	(392,033)	(2,403,885)	1,786,875	3,004,105	(9,184,690)	(16,462,323)

Net change in contract owners’ equity	17,466,751	(35,981,891)	2,172,687	(8,441,695)	28,507,856	(36,514,569)	(258,857)	(46,356,330)
Contract owners’ equity beginning of period	35,549,509	71,531,400	4,826,544	13,268,239	83,863,571	120,378,140	69,227,295	115,583,625

Contract owners’ equity end of period	$53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

CHANGES IN UNITS:
Beginning units	3,739,265	4,158,503	634,932	841,048	10,666,736	10,613,089	6,005,955	7,191,142
Units purchased	1,849,285	1,663,221	372,235	126,574	2,516,184	3,826,878	349,332	317,559
Units redeemed	(1,076,666)	(2,082,459)	(414,175)	(332,690)	(2,476,486)	(3,773,231)	(1,173,063)	(1,502,746)

Ending units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSV2		FTVDM3		TIF2		TIF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,028,817)	(288,440)	696,363	470,357	98,056	72,550	6,707,139	2,424,086
Realized gain (loss) on investments	(16,701,595)	(3,081,708)	(5,727,648)	(3,006,698)	(177,966)	285,311	(162,481,939)	(462,609)
Change in unrealized gain (loss) on investments	59,711,793	(29,546,354)	19,304,931	(33,613,986)	1,398,505	(5,172,569)	177,706,175	(195,001,260)
Reinvested capital gains	2,307,442	4,959,744	105,137	8,020,747	214,753	791,782	11,753,408	30,093,721

Net increase (decrease) in contract owners’ equity resulting from operations	44,288,823	(27,956,758)	14,378,783	(28,129,580)	1,533,348	(4,022,926)	33,684,783	(162,946,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,292,513	6,614,969	900,004	4,579,194	9,873	240	12,467,713	45,352,141
Transfers between funds	87,122,390	10,769,000	4,014,508	(9,723,919)	(431,845)	(1,010,456)	(190,620,641)	105,133,869
Redemptions (note 3)	(7,938,017)	(6,034,552)	(2,900,889)	(4,096,581)	(447,109)	(921,631)	(10,563,420)	(17,474,546)
Annuity benefits	(5,201)	(7,064)	-	-	(350)	(263)	(318)	(112)
Contract maintenance charges (note 2)	(279,709)	(16,944)	(4,914)	(4,953)	(434)	(596)	(557,398)	(737,024)
Contingent deferred sales charges (note 2)	(111,460)	(65,128)	(28,606)	(40,311)	(5,677)	(8,216)	(144,859)	(295,887)
Adjustments to maintain reserves	(3,209)	(574)	(763)	(296)	(306)	(215)	183,889	(1,162)

Net equity transactions	86,077,307	11,259,707	1,979,340	(9,286,866)	(875,848)	(1,941,137)	(189,235,034)	131,977,279

Net change in contract owners’ equity	130,366,130	(16,697,051)	16,358,123	(37,416,446)	657,500	(5,964,063)	(155,550,251)	(30,968,783)
Contract owners’ equity beginning of period	52,002,721	68,699,772	20,523,237	57,939,683	4,970,188	10,934,251	247,363,644	278,332,427

Contract owners’ equity end of period	$182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

CHANGES IN UNITS:
Beginning units	3,847,456	3,336,527	2,181,313	2,877,413	358,613	462,809	25,106,259	16,511,364
Units purchased	9,591,118	2,181,594	928,612	898,785	-	-	3,952,853	11,702,008
Units redeemed	(2,761,979)	(1,670,665)	(802,445)	(1,594,885)	(58,026)	(104,196)	(22,199,347)	(3,107,113)

Ending units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVFA2		AMTG		AMGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$9,060,672	1,644,726	157,661	61,007	(521,354)	(1,396,437)	(64,397)	(95,648)
Realized gain (loss) on investments	1,282,583	1,664,983	(366,788)	(222,094)	15,857,466	8,772,847	(1,070,340)	926,217
Change in unrealized gain (loss) on investments	517,648	(1,226,528)	1,969,640	(1,020,448)	(7,397,692)	(65,611,990)	2,228,008	(6,509,053)
Reinvested capital gains	-	-	-	82,293	-	-	-	441,400

Net increase (decrease) in contract owners’ equity resulting from operations	10,860,903	2,083,181	1,760,513	(1,099,242)	7,938,420	(58,235,580)	1,093,271	(5,237,084)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,668,657	10,685,522	6,321,411	3,293,358	571,976	2,631,410	98,483	472,361
Transfers between funds	1,582,994	19,578,727	1,620,700	877,152	(69,785,469)	(5,390,896)	(8,566,303)	(650,151)
Redemptions (note 3)	(9,167,943)	(9,521,295)	(948,779)	(61,177)	(5,764,253)	(15,054,296)	(641,337)	(1,968,691)
Annuity benefits	(17,021)	(8,798)	-	-	(11,806)	(22,641)	(12)	(23)
Contract maintenance charges (note 2)	(11,751)	(8,568)	(603)	(64)	(38,813)	(67,876)	(4,096)	(7,321)
Contingent deferred sales charges (note 2)	(82,461)	(63,625)	(3,751)	(26)	(11,533)	(30,501)	(3,916)	(5,998)
Adjustments to maintain reserves	(24,041)	3,595	(42)	256	(48,091)	(1,321)	190	(94)

Net equity transactions	(5,051,566)	20,665,558	6,988,936	4,109,499	(75,087,989)	(17,936,121)	(9,116,991)	(2,159,917)

Net change in contract owners’ equity	5,809,337	22,748,739	8,749,449	3,010,257	(67,149,569)	(76,171,701)	(8,023,720)	(7,397,001)
Contract owners’ equity beginning of period	72,254,357	49,505,618	3,010,257	-	67,169,383	143,341,084	8,023,720	15,420,721

Contract owners’ equity end of period	$78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

CHANGES IN UNITS:
Beginning units	5,797,396	4,159,217	456,888	-	2,411,370	2,896,657	928,163	1,105,261
Units purchased	2,258,541	4,652,546	1,154,824	579,634	35,779	97,490	29,042	103,249
Units redeemed	(2,695,060)	(3,014,367)	(219,971)	(122,746)	(2,447,137)	(582,777)	(957,205)	(280,347)

Ending units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMMCGS		AMTP		AMRS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(72,565)	(2,789,841)	(41,169)	(119,115)	(618,068)	(1,160,892)	(82,223)	(82,849)
Realized gain (loss) on investments	(4,434,330)	(39,714,244)	(1,421,498)	823,706	(39,029,244)	430,341	(5,457,396)	(575,132)
Change in unrealized gain (loss) on investments	5,866,895	4,414,284	1,979,893	(4,987,095)	64,756,294	(108,474,235)	7,341,128	(6,852,966)
Reinvested capital gains	-	1,035	-	-	4,259	21,625,094	-	27,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,360,000	(38,088,766)	517,226	(4,282,504)	25,113,241	(87,579,692)	1,801,509	(7,483,615)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,481	30,883,696	50,329	86,080	997,299	3,747,736	140,028	1,045,318
Transfers between funds	(8,545,390)	(271,128,744)	(5,056,437)	(1,071,305)	(90,706,823)	(6,713,471)	(9,599,543)	(1,088,053)
Redemptions (note 3)	(563,846)	(7,125,192)	(323,000)	(862,499)	(6,887,642)	(19,892,990)	(605,109)	(917,406)
Annuity benefits	(137)	(567)	-	-	(11,737)	(27,970)	-	-
Contract maintenance charges (note 2)	(2,587)	(299,202)	(450)	(966)	(33,737)	(64,786)	(6,101)	(7,274)
Contingent deferred sales charges (note 2)	(10,980)	(147,591)	(5,711)	(9,573)	(12,819)	(36,006)	(5,878)	(10,738)
Adjustments to maintain reserves	(203)	(23,716)	(18)	(111)	49,686	(4,762)	(339)	(335)

Net equity transactions	(9,098,662)	(247,841,316)	(5,335,287)	(1,858,374)	(96,605,773)	(22,992,249)	(10,076,942)	(978,488)

Net change in contract owners’ equity	(7,738,662)	(285,930,082)	(4,818,061)	(6,140,878)	(71,492,532)	(110,571,941)	(8,275,433)	(8,462,103)
Contract owners’ equity beginning of period	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723	8,275,433	16,737,536

Contract owners’ equity end of period	$-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

CHANGES IN UNITS:
Beginning units	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251	1,216,019	1,309,013
Units purchased	71,444	4,427,649	23,346	44,307	220,012	296,845	407,193	448,561
Units redeemed	(1,096,736)	(23,965,733)	(423,565)	(151,272)	(4,251,058)	(1,087,050)	(1,623,212)	(541,555)

Ending units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMFAS		AMSRS		OVMS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(58,760)	(86,385)	154,673	(4,375,923)	(662,696)	1,526,556	(572,973)	(858,109)
Realized gain (loss) on investments	(795,653)	(211,104)	(3,148,859)	(950,599)	(9,090,699)	(5,275,870)	(1,313,445)	785,484
Change in unrealized gain (loss) on investments	1,557,483	(2,468,343)	9,269,298	(50,706,776)	18,670,311	(48,998,634)	14,525,185	(30,391,351)
Reinvested capital gains	-	187,423	-	2,713,949	-	6,658,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	703,070	(2,578,409)	6,275,112	(53,319,349)	8,916,916	(46,089,045)	12,638,767	(30,463,976)

Equity transactions:
Purchase payments received from contract owners (note 3)	105,248	397,168	410,334	46,225,071	1,114,483	2,224,523	1,547,335	3,218,037
Transfers between funds	(62,224)	335,102	(1,468,124)	(454,123,273)	(2,901,639)	(6,680,025)	(3,491,963)	(3,581,330)
Redemptions (note 3)	(361,534)	(474,467)	(2,398,598)	(14,201,621)	(8,471,447)	(16,122,495)	(3,783,354)	(5,118,259)
Annuity benefits	-	-	(2,385)	(3,746)	(12,249)	(14,739)	-	-
Contract maintenance charges (note 2)	(1,304)	(984)	(10,330)	(535,421)	(34,905)	(46,481)	(12,191)	(9,871)
Contingent deferred sales charges (note 2)	(3,770)	(3,758)	(33,633)	(277,421)	(13,922)	(30,360)	(59,317)	(97,866)
Adjustments to maintain reserves	(300)	(283)	(1,631)	(14,130)	(1,461)	(162)	(1,844)	(523)

Net equity transactions	(323,884)	252,778	(3,504,367)	(422,930,541)	(10,321,140)	(20,669,739)	(5,801,334)	(5,589,812)

Net change in contract owners’ equity	379,186	(2,325,631)	2,770,745	(476,249,890)	(1,404,224)	(66,758,784)	6,837,433	(36,053,788)
Contract owners’ equity beginning of period	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353	33,310,024	69,363,812

Contract owners’ equity end of period	$4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

CHANGES IN UNITS:
Beginning units	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326	3,576,621	3,981,882
Units purchased	113,019	183,533	161,426	5,126,351	84,968	105,577	475,266	593,773
Units redeemed	(147,946)	(170,101)	(495,458)	(32,417,442)	(652,399)	(926,743)	(1,016,224)	(999,034)

Ending units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVB		OVGS3		OVGS4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(419,303)	(789,330)	(573,349)	2,874,069	542,421	225,138	239,474	(176,251)
Realized gain (loss) on investments	(1,103,830)	2,599,937	(7,488,091)	(2,817,013)	(1,860,430)	3,119,139	(3,022,142)	(553,759)
Change in unrealized gain (loss) on investments	16,507,254	(38,741,679)	11,077,767	(34,742,735)	18,953,659	(52,083,596)	19,828,717	(45,533,159)
Reinvested capital gains	-	-	-	-	1,254,910	5,983,984	1,230,433	5,591,832

Net increase (decrease) in contract owners’ equity resulting from operations	14,984,121	(36,931,072)	3,016,327	(34,685,679)	18,890,560	(42,755,335)	18,276,482	(40,671,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,164,832	2,962,134	967,262	2,358,634	3,466,774	8,062,393	2,894,575	5,741,670
Transfers between funds	(1,831,921)	(4,256,541)	(1,291,294)	(6,919,838)	(2,115,944)	(7,797,458)	(3,744,690)	(8,941,891)
Redemptions (note 3)	(6,596,198)	(11,259,806)	(8,187,848)	(14,719,464)	(10,282,368)	(14,006,293)	(4,250,857)	(6,378,346)
Annuity benefits	(15,107)	(16,600)	(8,547)	(13,895)	(10,102)	(13,922)	-	-
Contract maintenance charges (note 2)	(36,661)	(43,748)	(26,715)	(37,593)	(30,897)	(35,584)	(9,317)	(10,104)
Contingent deferred sales charges (note 2)	(24,739)	(46,118)	(17,654)	(26,530)	(52,262)	(70,898)	(64,159)	(88,268)
Adjustments to maintain reserves	(361)	851	2,604	(16,532)	(1,300)	(6,525)	(2,023)	(507)

Net equity transactions	(7,340,155)	(12,659,828)	(8,562,192)	(19,375,218)	(9,026,099)	(13,868,287)	(5,176,471)	(9,677,446)

Net change in contract owners’ equity	7,643,966	(49,590,900)	(5,545,865)	(54,060,897)	9,864,461	(56,623,622)	13,100,011	(50,348,783)
Contract owners’ equity beginning of period	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784	53,981,607	104,330,390

Contract owners’ equity end of period	$47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

CHANGES IN UNITS:
Beginning units	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499	5,863,169	6,661,852
Units purchased	192,523	309,176	205,355	210,261	428,687	626,175	561,561	850,439
Units redeemed	(846,204)	(1,137,207)	(838,712)	(1,203,753)	(1,037,705)	(1,390,212)	(1,120,657)	(1,649,122)

Ending units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVGSS		OVHI3		OVHI4

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,178,954	523,675	52,153	(19,690)	(4,231)	21,362	(101,425)	444,606
Realized gain (loss) on investments	3,579,671	14,571,089	(361,081)	205,519	(396,093)	(304,175)	(7,209,790)	(3,271,125)
Change in unrealized gain (loss) on investments	31,457,106	(119,409,989)	3,214,090	(8,774,045)	458,920	(388,706)	8,369,274	(6,889,235)
Reinvested capital gains	2,661,461	13,114,068	217,587	1,073,516	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,877,192	(91,201,157)	3,122,749	(7,514,700)	58,596	(671,519)	1,058,059	(9,715,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,379	2,978	-	392	47,205	82,434	1,023,270	2,125,672
Transfers between funds	(4,921,085)	(12,042,430)	(579,629)	(2,102,702)	84,840	517,811	2,029,683	3,348,619
Redemptions (note 3)	(16,458,494)	(27,599,474)	(769,962)	(1,479,756)	(60,076)	(129,846)	(1,165,305)	(1,059,579)
Annuity benefits	(30,650)	(41,466)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(71,378)	(82,306)	(1,217)	(1,498)	(302)	(230)	(577)	(916)
Contingent deferred sales charges (note 2)	(15,211)	(36,774)	(13,353)	(19,408)	(794)	(209)	(2,640)	(9,956)
Adjustments to maintain reserves	1,684	33,911	(248)	(343)	42	(14,104)	(290)	(1,667)

Net equity transactions	(21,489,755)	(39,765,561)	(1,364,409)	(3,603,315)	70,915	455,856	1,884,141	4,402,173

Net change in contract owners’ equity	17,387,437	(130,966,718)	1,758,340	(11,118,015)	129,511	(215,663)	2,942,200	(5,313,581)
Contract owners’ equity beginning of period	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403	4,158,939	9,472,520

Contract owners’ equity end of period	$134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

CHANGES IN UNITS:
Beginning units	4,605,983	5,756,123	675,950	862,593	126,679	48,923	2,070,239	991,751
Units purchased	60	4	-	-	287,182	180,064	3,852,811	2,688,244
Units redeemed	(770,992)	(1,150,144)	(91,416)	(186,643)	(260,784)	(102,308)	(3,081,371)	(1,609,756)

Ending units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI		OVHIS		OVGI		OVGIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(629)	24,514	(52,789)	1,024,178	79,189	49,367	(767,834)	(2,055,223)
Realized gain (loss) on investments	(63,621)	(123,326)	(3,280,723)	(2,165,204)	(625,644)	439,049	(44,657,022)	(4,650,030)
Change in unrealized gain (loss) on investments	74,958	(193,406)	4,048,215	(14,303,261)	3,511,423	(11,241,564)	106,998,606	(195,684,358)
Reinvested capital gains	-	-	-	-	-	1,372,064	-	24,059,956

Net increase (decrease) in contract owners’ equity resulting from operations	10,708	(292,218)	714,703	(15,444,287)	2,964,968	(9,381,084)	61,573,750	(178,329,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(12)	(67)	4,546	527,853	1,404,950	9,191,540	44,131,538
Transfers between funds	(5,578)	(54,310)	(343,583)	(4,372,402)	(549,434)	(1,354,116)	(19,062,783)	26,238,707
Redemptions (note 3)	(11,677)	(112,505)	(395,145)	(2,181,812)	(1,996,915)	(3,920,948)	(15,485,711)	(20,776,884)
Annuity benefits	-	-	(773)	(2,944)	(8,737)	(8,536)	(673)	(149)
Contract maintenance charges (note 2)	(22)	(117)	(720)	(2,031)	(10,399)	(12,837)	(919,116)	(900,873)
Contingent deferred sales charges (note 2)	(206)	(3)	(4,684)	(21,980)	(13,587)	(19,254)	(263,893)	(393,034)
Adjustments to maintain reserves	(24)	(30)	(351)	(712)	(3,065)	242	(494,093)	(1,071)

Net equity transactions	(17,507)	(166,977)	(745,323)	(6,577,335)	(2,054,284)	(3,910,499)	(27,034,729)	48,298,234

Net change in contract owners’ equity	(6,799)	(459,195)	(30,620)	(22,021,622)	910,684	(13,291,583)	34,539,021	(130,031,421)
Contract owners’ equity beginning of period	51,336	510,531	3,679,597	25,701,219	12,974,505	26,266,088	272,773,273	402,804,694

Contract owners’ equity end of period	$44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

CHANGES IN UNITS:
Beginning units	23,524	49,246	1,274,342	1,877,575	2,022,607	2,487,109	27,005,578	24,014,369
Units purchased	-	-	370	7	231,562	279,986	5,769,332	7,491,233
Units redeemed	(7,022)	(25,722)	(255,583)	(603,240)	(544,073)	(744,488)	(8,524,853)	(4,500,024)

Ending units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		OVSCS		OVAG		PVGIB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(15,482)	(31,327)	(556,501)	(2,375,054)	(96,213)	(162,354)	36,495	30,478
Realized gain (loss) on investments	(1,394,041)	(357,562)	(63,027,490)	(6,421,937)	(484,379)	197,485	(764,407)	(610,222)
Change in unrealized gain (loss) on investments	2,392,360	(1,543,450)	84,946,606	(71,083,896)	2,598,202	(7,546,706)	1,539,993	(2,900,852)
Reinvested capital gains	-	221,525	-	9,799,136	-	-	-	973,768

Net increase (decrease) in contract owners’ equity resulting from operations	982,837	(1,710,814)	21,362,615	(70,081,751)	2,017,610	(7,511,575)	812,081	(2,506,828)

Equity transactions:
Purchase payments received from contract owners (note 3)	192,583	364,635	4,758,071	21,061,258	369,284	967,480	24,796	58,637
Transfers between funds	1,058,592	381,324	(90,017,951)	38,121,966	(110,211)	(928,902)	(172,997)	(311,802)
Redemptions (note 3)	(391,722)	(480,271)	(5,736,367)	(8,881,039)	(894,023)	(2,111,631)	(362,188)	(676,400)
Annuity benefits	(313)	(372)	(156)	(59)	-	-	-	-
Contract maintenance charges (note 2)	(1,552)	(1,617)	(296,486)	(379,953)	(8,434)	(10,809)	(699)	(977)
Contingent deferred sales charges (note 2)	(1,717)	(1,786)	(99,648)	(175,869)	(6,848)	(23,441)	(4,284)	(15,573)
Adjustments to maintain reserves	2,688	(46)	410,232	(1,041)	(100)	(97)	(420)	(142)

Net equity transactions	858,559	261,867	(90,982,305)	49,745,263	(650,332)	(2,107,400)	(515,792)	(946,257)

Net change in contract owners’ equity	1,841,396	(1,448,947)	(69,619,690)	(20,336,488)	1,367,278	(9,618,975)	296,289	(3,453,085)
Contract owners’ equity beginning of period	2,643,093	4,092,040	105,311,971	125,648,459	7,101,334	16,720,309	3,423,016	6,876,101

Contract owners’ equity end of period	$4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

CHANGES IN UNITS:
Beginning units	440,857	418,752	8,337,343	6,050,092	2,176,324	2,576,050	387,088	468,881
Units purchased	487,088	239,302	5,540,801	5,302,603	250,797	316,968	20,759	36,053
Units redeemed	(375,402)	(217,197)	(11,796,592)	(3,015,352)	(444,032)	(716,694)	(78,393)	(117,846)

Ending units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTIGB		PVTVB		VYDS		TRBCG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(9,572)	7,880	(18,036)	(29,047)	(2,972)	(5,483)	(1,560,777)	(3,075,467)
Realized gain (loss) on investments	(85,763)	12,316	(17,492)	(36,556)	(208,750)	14,968	(68,892,479)	(1,341,937)
Change in unrealized gain (loss) on investments	218,372	(833,657)	862,924	(756,377)	314,884	(507,003)	92,320,448	(101,401,814)
Reinvested capital gains	-	192,364	-	-	-	127,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,037	(621,097)	827,396	(821,980)	103,162	(369,589)	21,867,192	(105,819,218)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,592	34,791	209,407	44,635	4,478,977	25,390,342
Transfers between funds	(40,284)	(123,387)	987,079	(48,541)	400	(41,110)	(129,747,549)	105,779,333
Redemptions (note 3)	(122,128)	(55,007)	(141,675)	(243,758)	(341,734)	(131,922)	(5,708,687)	(11,097,363)
Annuity benefits	-	-	-	-	-	-	(2,374)	(1,113)
Contract maintenance charges (note 2)	(105)	(137)	(355)	(367)	(145)	(175)	(277,042)	(488,777)
Contingent deferred sales charges (note 2)	(3,832)	(613)	(2,546)	(3,785)	(4,127)	-	(83,512)	(185,760)
Adjustments to maintain reserves	(47)	(139)	(263)	(137)	(65)	-	(54,308)	(885)

Net equity transactions	(166,396)	(179,283)	860,832	(261,797)	(136,264)	(128,572)	(131,394,495)	119,395,777

Net change in contract owners’ equity	(43,359)	(800,380)	1,688,228	(1,083,777)	(33,102)	(498,161)	(109,527,303)	13,576,559
Contract owners’ equity beginning of period	724,632	1,525,012	1,187,340	2,271,117	564,917	1,063,078	147,165,140	133,588,581

Contract owners’ equity end of period	$681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

CHANGES IN UNITS:
Beginning units	61,180	71,037	142,184	168,443	57,375	66,078	19,673,406	10,055,319
Units purchased	-	-	121,467	10,344	22,285	3,099	2,970,721	12,281,690
Units redeemed	(14,394)	(9,857)	(50,497)	(36,603)	(36,595)	(11,802)	(19,038,484)	(2,663,603)

Ending units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRLT2		VWBFR		VWBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$88,647	470,585	433,272	884,495	185,342	614,508	350,807	1,343,185
Realized gain (loss) on investments	(7,374,597)	(1,046,707)	640,243	(28,663)	(33,812)	(42,948)	(343,676)	(371,189)
Change in unrealized gain (loss) on investments	21,418,095	(34,340,847)	984,066	(1,262,177)	140,956	(458,896)	563,603	(583,411)
Reinvested capital gains	-	2,107,353	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,132,145	(32,809,616)	2,057,581	(406,345)	292,486	112,664	570,734	388,585

Equity transactions:
Purchase payments received from contract owners (note 3)	7,269,697	16,738,483	612,105	5,361,860	159,514	448,071	21	-
Transfers between funds	(2,520,084)	7,299,559	(39,509,863)	13,383,565	(522,331)	708,740	(831,967)	(1,281,269)
Redemptions (note 3)	(4,224,319)	(7,204,544)	(8,929,203)	(3,734,295)	(1,288,898)	(2,150,571)	(1,774,252)	(2,817,333)
Annuity benefits	(2,476)	(3,457)	-	-	(2,006)	(1,516)	(2,422)	(2,538)
Contract maintenance charges (note 2)	(92,720)	(35,967)	(36,329)	(51,706)	(2,388)	(2,594)	(8,966)	(8,944)
Contingent deferred sales charges (note 2)	(42,850)	(85,680)	(204,363)	(84,785)	(2,658)	(3,862)	(1,260)	(1,750)
Adjustments to maintain reserves	(912)	5,242	(43,867)	417	605	3,575	759	(2,298)

Net equity transactions	386,336	16,713,636	(48,111,520)	14,875,056	(1,658,162)	(998,157)	(2,618,087)	(4,114,132)

Net change in contract owners’ equity	14,518,481	(16,095,980)	(46,053,939)	14,468,711	(1,365,676)	(885,493)	(2,047,353)	(3,725,547)
Contract owners’ equity beginning of period	60,267,747	76,363,727	46,053,950	31,585,239	8,025,025	8,910,518	15,396,685	19,122,232

Contract owners’ equity end of period	$74,786,228	60,267,747	11	46,053,950	6,659,349	8,025,025	13,349,332	15,396,685

CHANGES IN UNITS:
Beginning units	7,723,076	6,128,523	4,360,949	2,984,605	642,414	731,903	703,225	889,847
Units purchased	2,619,950	3,457,161	1,390,271	2,850,776	123,723	498,428	116	-
Units redeemed	(2,566,738)	(1,862,608)	(5,751,219)	(1,474,432)	(256,559)	(587,917)	(122,238)	(186,622)

Ending units	7,776,288	7,723,076	1	4,360,949	509,578	642,414	581,103	703,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160,068)	(276,248)	(197,139)	(380,161)	(276,460)	(416,429)	(304,766)	(500,253)
Realized gain (loss) on investments	(7,094,950)	(6,921,436)	(2,002,801)	(92,397)	(2,020,117)	287,404	1,937,785	5,962,740
Change in unrealized gain (loss) on investments	15,689,932	(22,684,555)	13,234,015	(40,435,269)	13,200,812	(27,898,131)	10,727,210	(37,368,416)
Reinvested capital gains	779,004	11,631,611	1,150,378	15,223,007	132,212	6,617,535	151,307	8,257,790

Net increase (decrease) in contract owners’ equity resulting from operations	9,213,918	(18,250,628)	12,184,453	(25,684,820)	11,036,447	(21,409,621)	12,511,536	(23,648,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	483,773	934,783	(63,047)	(109)	950,351	1,483,188	(3)	(348)
Transfers between funds	3,807,044	(7,027,224)	(712,494)	(2,457,480)	1,334,326	1,123,860	(1,027,034)	(3,564,995)
Redemptions (note 3)	(1,716,563)	(2,883,313)	(1,750,466)	(4,000,717)	(3,514,636)	(5,905,125)	(3,337,710)	(6,382,193)
Annuity benefits	(3,045)	(3,759)	(6,134)	(14,082)	(4,456)	(2,101)	(5,495)	(10,577)
Contract maintenance charges (note 2)	(5,498)	(6,659)	(11,660)	(13,922)	(10,616)	(12,808)	(15,467)	(18,850)
Contingent deferred sales charges (note 2)	(3,705)	(8,254)	(2,503)	(4,502)	(3,379)	(7,187)	(2,101)	(3,372)
Adjustments to maintain reserves	4,236	331	90,339	2,584	(55)	(161)	(5,467)	8,518

Net equity transactions	2,566,242	(8,994,095)	(2,455,965)	(6,488,228)	(1,248,465)	(3,320,334)	(4,393,277)	(9,971,817)

Net change in contract owners’ equity	11,780,160	(27,244,723)	9,728,488	(32,173,048)	9,787,982	(24,729,955)	8,118,259	(33,619,956)
Contract owners’ equity beginning of period	8,174,742	35,419,465	12,183,835	44,356,883	21,340,390	46,070,345	24,785,827	58,405,783

Contract owners’ equity end of period	$19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390	32,904,086	24,785,827

CHANGES IN UNITS:
Beginning units	763,916	1,152,258	1,264,058	1,599,935	1,219,284	1,400,348	892,365	1,118,247
Units purchased	464,471	278,549	-	59	448,815	753,375	-	-
Units redeemed	(342,252)	(666,891)	(182,242)	(335,936)	(525,045)	(934,439)	(131,077)	(225,882)

Ending units	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284	761,288	892,365

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		SVDF		WFVLCG		WFVMM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(147,843)	-	(260,026)	(713,564)	(1,507)	(1,977)	(890)	253
Realized gain (loss) on investments	115,041	-	5,880,079	3,564,253	(1,012)	609	-	-
Change in unrealized gain (loss) on investments	1,636,378	-	520,989	(31,921,510)	32,776	(51,732)	-	-
Reinvested capital gains	175,910	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,779,486	-	6,141,042	(29,070,821)	30,257	(53,100)	(890)	253

Equity transactions:
Purchase payments received from contract owners (note 3)	10,534,446	-	162,878	795,007	-	45	139,306	-
Transfers between funds	23,698,656	-	(35,453,430)	(1,750,799)	-	-	(195,649)	202,791
Redemptions (note 3)	(753,769)	-	(3,046,839)	(7,473,539)	(3,809)	(5,759)	(4,400)	(2,200)
Annuity benefits	-	-	(9,498)	(16,627)	-	-	-	-
Contract maintenance charges (note 2)	(970)	-	(15,802)	(27,318)	(29)	(35)	(30)	(30)
Contingent deferred sales charges (note 2)	(1,591)	-	(4,436)	(10,655)	-	(168)	-	-
Adjustments to maintain reserves	(168)	-	11,002	(6,920)	(20)	(17)	2	45

Net equity transactions	33,476,604	-	(38,356,125)	(8,490,851)	(3,858)	(5,934)	(60,771)	200,606

Net change in contract owners’ equity	35,256,090	-	(32,215,083)	(37,561,672)	26,399	(59,034)	(61,661)	200,859
Contract owners’ equity beginning of period	-	-	32,254,347	69,816,019	77,336	136,370	218,444	17,585

Contract owners’ equity end of period	$35,256,090	-	39,264	32,254,347	103,735	77,336	156,783	218,444

CHANGES IN UNITS:
Beginning units	-	-	1,508,012	1,793,964	11,776	12,402	20,154	1,632
Units purchased	3,367,695	-	23,949	107,174	2,141	-	26,587	18,728
Units redeemed	(389,676)	-	(1,531,961)	(393,126)	(2,716)	(626)	(31,994)	(206)

Ending units	2,978,019	-	-	1,508,012	11,201	11,776	14,747	20,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WFVSMV		WFVTRB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,222,661)	1,305,772	(45,813)	-	14	(87)	2,535	841
Realized gain (loss) on investments	(73,824,875)	(7,092,700)	70,675	-	(782)	(310)	54	(1)
Change in unrealized gain (loss) on investments	114,309,554	(152,729,190)	992,805	-	4,712	(6,144)	148	(559)
Reinvested capital gains	-	51,688,115	-	-	-	2,098	106	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,262,018	(106,828,003)	1,017,667	-	3,944	(4,443)	2,843	281

Equity transactions:
Purchase payments received from contract owners (note 3)	1,221,716	4,928,968	2,421,575	-	-	11,333	233,380	-
Transfers between funds	(171,342,569)	(11,139,737)	6,815,945	-	(830)	783	-	-
Redemptions (note 3)	(13,202,435)	(33,723,685)	(194,957)	-	-	(1,514)	-	-
Annuity benefits	(34,542)	(42,388)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67,767)	(117,994)	(756)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(23,398)	(69,229)	(140)	-	-	-	-	-
Adjustments to maintain reserves	19,703	14,276	(65)	-	1	(1)	29	(1)

Net equity transactions	(183,429,292)	(40,149,789)	9,041,602	-	(829)	10,601	233,409	(1)

Net change in contract owners’ equity	(144,167,274)	(146,977,792)	10,059,269	-	3,115	6,158	236,252	280
Contract owners’ equity beginning of period	144,448,227	291,426,019	-	-	6,526	368	23,352	23,072

Contract owners’ equity end of period	$280,953	144,448,227	10,059,269	-	9,641	6,526	259,604	23,352

CHANGES IN UNITS:
Beginning units	4,815,928	5,757,665	-	-	1,260	39	2,116	2,116
Units purchased	69,629	181,645	904,420	-	102	1,409	19,232	-
Units redeemed	(4,885,557)	(1,123,382)	(129,409)	-	(187)	(188)	-	-

Ending units	-	4,815,928	775,011	-	1,175	1,260	21,348	2,116

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WIEP		WVCP		BF		VFLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(132,331)	98,226	18,402	10,018	8,037	43,358	(2,676)	(9,189)
Realized gain (loss) on investments	2,885,809	1,819,938	(24,024)	62,433	(1,104,294)	(155,553)	(306,922)	(14,031)
Change in unrealized gain (loss) on investments	(674,791)	(16,519,318)	375,927	(1,453,797)	1,050,764	(1,136,182)	304,960	(415,411)
Reinvested capital gains	-	-	-	-	-	340,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,078,687	(14,601,154)	370,305	(1,381,346)	(45,493)	(908,217)	(4,638)	(438,631)

Equity transactions:
Purchase payments received from contract owners (note 3)	(4,631)	598	-	-	38,684	508,008	3,518	17,061
Transfers between funds	(19,424,482)	(1,133,926)	(1,651,216)	(99,463)	(2,038,455)	(191,551)	(633,983)	3,759
Redemptions (note 3)	(1,161,756)	(4,085,991)	(124,719)	(295,926)	(171,915)	(469,649)	(6,438)	(70,267)
Annuity benefits	(5,074)	(9,663)	(157)	(293)	-	-	-	-
Contract maintenance charges (note 2)	(7,185)	(13,018)	(1,452)	(1,817)	(751)	(2,549)	(34)	(158)
Contingent deferred sales charges (note 2)	(2,105)	(3,058)	(61)	(166)	(716)	(6,627)	(178)	(273)
Adjustments to maintain reserves	(2,027)	354	(131)	(242)	(20)	(28)	(13)	(66)

Net equity transactions	(20,607,260)	(5,244,704)	(1,777,736)	(397,907)	(2,173,173)	(162,396)	(637,128)	(49,944)

Net change in contract owners’ equity	(18,528,573)	(19,845,858)	(1,407,431)	(1,779,253)	(2,218,666)	(1,070,613)	(641,766)	(488,575)
Contract owners’ equity beginning of period	18,528,573	38,374,431	1,407,431	3,186,684	2,218,666	3,289,279	641,766	1,130,341

Contract owners’ equity end of period	$-	18,528,573	-	1,407,431	-	2,218,666	-	641,766

CHANGES IN UNITS:
Beginning units	1,761,884	2,123,568	184,626	219,613	243,504	265,247	85,778	90,603
Units purchased	-	-	-	-	27,484	100,214	1,648	7,443
Units redeemed	(1,761,884)	(361,684)	(184,626)	(34,987)	(270,988)	(121,957)	(87,426)	(12,268)

Ending units	-	1,761,884	-	184,626	-	243,504	-	85,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VFLV2		MBVAG2		MBVCG2		SGRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(631)	(2,425)	(610)	(3,103)	(494)	1,513	(19,446)	(123,059)
Realized gain (loss) on investments	(618,233)	(35,752)	(166,434)	(9,530)	(60,514)	(455)	(3,260,173)	(85,726)
Change in unrealized gain (loss) on investments	544,112	(612,992)	139,766	(153,303)	44,039	(45,297)	3,428,292	(5,035,578)
Reinvested capital gains	-	-	-	27,030	-	5,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74,752)	(651,169)	(27,278)	(138,906)	(16,969)	(38,506)	148,673	(5,244,363)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	35,992	150	600	(1,693)	-	80,187	612,424
Transfers between funds	(761,228)	30,223	(138,737)	(111,280)	(177,764)	145,955	(5,012,035)	(2,909,573)
Redemptions (note 3)	(80,405)	(114,095)	(548)	(13,080)	(2,494)	(507)	(273,144)	(1,243,542)
Annuity benefits	-	-	-	-	-	-	(557)	(2,902)
Contract maintenance charges (note 2)	(99)	(371)	(60)	(67)	-	(11)	(1,369)	(4,717)
Contingent deferred sales charges (note 2)	(142)	(1,047)	-	-	-	(3)	(2,330)	(9,344)
Adjustments to maintain reserves	(18)	66	12	(21)	(4)	(4)	(4,350)	285

Net equity transactions	(837,910)	(49,232)	(139,183)	(123,848)	(181,955)	145,430	(5,213,598)	(3,557,369)

Net change in contract owners’ equity	(912,662)	(700,401)	(166,461)	(262,754)	(198,924)	106,924	(5,064,925)	(8,801,732)
Contract owners’ equity beginning of period	912,662	1,613,063	166,461	429,215	198,924	92,000	5,064,925	13,866,657

Contract owners’ equity end of period	$-	912,662	-	166,461	-	198,924	-	5,064,925

CHANGES IN UNITS:
Beginning units	105,574	111,241	22,130	33,329	22,506	8,194	1,380,783	2,013,233
Units purchased	5,695	11,553	23	1,612	4,397	15,171	86,728	336,292
Units redeemed	(111,269)	(17,220)	(22,153)	(12,811)	(26,903)	(859)	(1,467,511)	(968,742)

Ending units	-	105,574	-	22,130	-	22,506	-	1,380,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF2		JPMCVP		PISVP1

	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(91,071)	(2,479,111)	110,879	(18,465)	4,058	(3,653)
Realized gain (loss) on investments	(10,460,572)	(18,926,375)	(3,380,741)	(282,010)	(861,598)	(92,857)
Change in unrealized gain (loss) on investments	11,179,144	(29,421,175)	3,002,269	(4,220,454)	807,528	(490,494)
Reinvested capital gains	-	-	12,024	757,541	-	153,345

Net increase (decrease) in contract owners’ equity resulting from operations	627,501	(50,826,661)	(255,569)	(3,763,388)	(50,012)	(433,659)

Equity transactions:
Purchase payments received from contract owners (note 3)	544,446	27,669,502	(17)	2,388	-	266
Transfers between funds	(18,955,609)	(238,033,667)	(5,708,844)	(1,897,401)	(586,886)	(67,029)
Redemptions (note 3)	(948,937)	(7,438,982)	(199,390)	(1,524,694)	(9,064)	(27,061)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,599)	(246,501)	(1,034)	(3,944)	(82)	(56)
Contingent deferred sales charges (note 2)	(12,302)	(157,220)	(13)	(3,168)	-	-
Adjustments to maintain reserves	1,218	(768)	(49)	(107)	2	(10)

Net equity transactions	(19,378,783)	(218,207,636)	(5,909,347)	(3,426,926)	(596,030)	(93,890)

Net change in contract owners’ equity	(18,751,282)	(269,034,297)	(6,164,916)	(7,190,314)	(646,042)	(527,549)
Contract owners’ equity beginning of period	18,751,282	287,785,579	6,164,916	13,355,230	646,042	1,173,591

Contract owners’ equity end of period	$-	18,751,282	-	6,164,916	-	646,042

CHANGES IN UNITS:
Beginning units	2,006,297	16,359,805	654,300	934,069	105,733	117,897
Units purchased	188,149	4,189,570	-	3	1,946	782
Units redeemed	(2,194,446)	(18,543,078)	(654,300)	(279,772)	(107,679)	(12,946)

Ending units	-	2,006,297	-	654,300	-	105,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

Mid Cap Growth VIF (BBCA)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class II (GVGF2)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class II (GVGH2)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT Health Sciences Fund - Class VI (GVGH6)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class II (GGTC2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT Technology & Communications Fund - Class VI (GGTC6)

NVIT U.S. Growth Leaders Fund - Class II (GVUG2)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)*

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)

Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1) *

Large Cap Growth Fund II (obsolete) (VFLG2)*

Large Cap Growth Fund II (obsolete) (VFLV2)*

Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)*

Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

*	At December 31, 2009, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15% (3)	-	-	-	-
One-Year Enhanced	0.10% (4)	-	0.20%	-	-
One-Month Enhanced II	0.35% (3)	0.20% (2)	-	0.20% (2)	0.20% (2)
One-Month Enhanced	0.30% (6)	0.20% (6)	0.35%	0.20% (6)	0.20% (6)
Combination Enhanced II	0.45% (3)	0.35% (2)	-	0.35% (2)	0.35% (2)
Combination Enhanced	0.40% (7)	0.30% (7)	0.45%	0.30% (7)	0.30% (7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20% (3)	-	-	-	-
Spousal Protection Annuity Option	0.10% (8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00% (17)	1.00%	1.00%
Capital Preservation Plus Option	0.50% (17)	0.50% (17)	-	0.50% (17)	0.50% (17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00% (13)	-	1.00% (13)	1.00% (13)	1.00% (13)
7% Lifetime Income Option (Non-New York)	1.00% (14)	-	-	1.00% (14)	1.00% (14)
10% Lifetime Income Option	1.20% (15)	-	1.20% (15)	1.20% (15)	1.20% (15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30% (16)	-	0.30% (16)	0.30% (16)	0.30% (16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05% (1)	3.00%	4.05% (1)	4.15% (1)	3.90% (1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.45%	$306	$-	$-	$-	$-	$-	$-	$-
0.65%	16,872	-	-	-	-	-	-	-
0.75%	66,225	-	-	-	-	-	301	-
0.8%	174,125	-	-	-	-	-	5	2
0.85%	154,732	-	-	-	-	-	8	-
0.9%	31	-	-	-	-	-	1	-
0.95%	324,714	735	868	-	-	-	43	-
1.05%	310,653	1,202	2,153	-	-	-	46	-
1.1%	3,369,420	-	-	-	-	-	1,535	-
1.15%	24,246,992	-	-	-	-	-	5,171	-
1.2%	252,502	-	-	-	-	-	26	-
1.25%	3,066,043	-	-	-	-	-	8,089	-
1.3%	40,850,827	-	-	123,183	18,720	19,040	12,401	851
1.35%	5,974,507	-	43	-	-	-	3,619	-
1.4%	17,718,649	-	-	-	-	-	4,756	380
1.45%	4,998,445	91	581	-	-	-	2,884	-
1.5%	4,129,236	-	-	-	-	-	13,968	-
1.55%	22,686,094	-	-	-	-	-	12,412	-
1.6%	1,286,647	-	-	-	-	-	3,163	-
1.65%	9,297,347	-	-	-	-	-	3,469	-
1.7%	2,935,539	-	-	-	-	-	2,248	-
1.75%	44,471,654	-	-	-	-	-	18,970	-
1.8%	7,158,080	-	-	-	-	-	6,530	-
1.85%	3,203,612	-	-	-	-	-	836	-
1.9%	2,735,559	-	-	-	-	-	80	-
1.95%	6,836,870	-	-	-	-	-	5,970	-
2%	14,740,395	-	-	-	-	-	3,375	-
2.05%	3,614,322	-	-	-	-	-	11	-
2.1%	3,985,498	-	-	-	-	-	2,054	-
2.15%	10,141,135	-	-	-	-	-	1,130	-
2.2%	4,084,814	-	-	-	-	-	581	-
2.25%	6,493,149	-	-	-	-	-	36	-
2.3%	2,237,938	-	-	-	-	-	1,085	-
2.35%	26,324,774	-	-	-	-	-	3,716	-
2.4%	3,118,875	-	-	-	-	-	578	-
2.45%	1,748,115	-	-	-	-	-	232	-
2.5%	6,768,505	-	-	-	-	-	-	-
2.55%	2,477,170	-	-	-	-	-	-	-
2.6%	1,235,218	-	-	-	-	-	-	-
2.65%	190,321	-	-	-	-	-	5	-
2.7%	980,761	-	-	-	-	-	-	-
2.75%	241,888	-	-	-	-	-	-	-
2.8%	281,248	-	-	-	-	-	-	-
2.85%	130,139	-	-	-	-	-	-	-
2.9%	192,417	-	-	-	-	-	-	-
2.95%	105,579	-	-	-	-	-	-	-
3%	54,147	-	-	-	-	-	-	-
3.05%	44,874	-	-	-	-	-	-	-
3.1%	30,890	-	-	-	-	-	-	-
3.15%	399	-	-	-	-	-	-	-
3.2%	2,530	-	-	-	-	-	-	-
3.25%	11,242	-	-	-	-	-	-	-
3.3%	532	-	-	-	-	-	-	-

Totals	$295,502,556	$2,028	$3,645	$123,183	$18,720	$19,040	$119,334	$1,233

	WSCP	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.45%	$-	$-	$-	$2	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	100
0.75%	-	-	-	48	-	-	-	1,303
0.8%	1,341	21	-	2,029	109	37	2	4,539
0.85%	-	-	-	2,440	-	-	-	4,593
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	9,899	7,693	-	-	1,133	17,533
1.05%	-	-	17,467	8,742	-	-	2,128	15,626
1.1%	-	-	417	5,649	-	-	380	18,322
1.15%	-	-	19,354	104,033	-	-	2,853	239,460
1.2%	-	-	188	92	-	-	55	1,052
1.25%	-	-	10,839	15,329	-	-	362	26,869
1.3%	287,901	37,590	209	267,893	41,677	16,857	624	461,522
1.35%	-	-	50	51,132	-	-	866	75,624
1.4%	135,185	14,739	1,685	82,993	10,145	9,927	95	115,154
1.45%	-	-	7,631	31,802	-	-	368	45,439
1.5%	-	-	8,398	15,688	-	-	1,896	31,570
1.55%	-	-	33,881	120,694	-	-	2,875	243,933
1.6%	-	-	4,360	7,352	-	-	53	14,541
1.65%	-	-	14,758	59,498	-	-	890	81,186
1.7%	-	-	5,479	11,238	-	-	1,257	30,545
1.75%	-	-	5,848	152,510	-	-	6,214	376,247
1.8%	-	-	11,086	25,422	-	-	1,270	77,836
1.85%	-	-	1,047	13,088	-	-	393	16,323
1.9%	-	-	216	14,431	-	-	132	14,278
1.95%	-	-	3,336	21,902	-	-	952	57,334
2%	-	-	1,014	58,005	-	-	483	75,806
2.05%	-	-	5,801	9,508	-	-	269	14,036
2.1%	-	-	988	30,135	-	-	214	39,192
2.15%	-	-	368	24,320	-	-	1,337	89,416
2.2%	-	-	-	68,764	-	-	275	24,085
2.25%	-	-	1,476	7,305	-	-	1,466	9,348
2.3%	-	-	2,197	21,916	-	-	77	8,604
2.35%	-	-	3	44,435	-	-	2,759	74,840
2.4%	-	-	-	9,566	-	-	339	19,722
2.45%	-	-	3,102	3,679	-	-	425	11,294
2.5%	-	-	-	21,862	-	-	-	431
2.55%	-	-	-	4,625	-	-	-	10,602
2.6%	-	-	-	5,179	-	-	987	1,897
2.65%	-	-	-	443	-	-	-	862
2.7%	-	-	-	1,155	-	-	-	2,212
2.75%	-	-	-	712	-	-	5	839
2.8%	-	-	-	488	-	-	41	650
2.85%	-	-	-	75	-	-	-	95
2.9%	-	-	-	-	-	-	-	770
2.95%	-	-	-	58	-	-	-	180
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	134
3.1%	-	-	-	-	-	-	-	342
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	27
3.25%	-	-	-	-	-	-	-	4
3.3%	-	-	-	-	-	-	-	-

	$424,427	$52,350	$171,097	$1,333,930	$51,931	$26,821	$33,475	$2,356,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAIGS	MIGSC	MVFSC	MSVFI	MSVF2	MSEM	MSEMB	MSVRE

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	589	-	187	-	-	-
0.75%	-	-	2,275	-	890	-	-	-
0.8%	331	-	190	-	-	22	-	1,935
0.85%	-	-	5,416	-	1,548	-	-	-
0.9%	-	-	1	-	-	-	-	-
0.95%	98	131	1,080	-	4,140	-	-	-
1.05%	258	-	378	-	1,145	-	-	-
1.1%	71	607	48,400	-	14,787	-	352	-
1.15%	6,625	16,113	416,743	-	133,062	-	3,340	-
1.2%	-	1,301	3,646	-	982	-	-	-
1.25%	4,744	11,248	39,393	-	17,010	-	1,504	-
1.3%	52,596	235	95,100	22,020	1,426	41,154	-	263,787
1.35%	-	2,064	102,671	-	31,528	-	-	-
1.4%	26,874	2,333	75,659	10,512	17,163	16,885	357	122,421
1.45%	849	5,174	85,054	-	31,035	-	1,750	-
1.5%	908	19,584	79,425	-	46,373	-	4,067	-
1.55%	4,667	25,584	398,794	-	130,723	-	2,476	-
1.6%	2,007	2,982	18,200	-	5,925	-	156	-
1.65%	1,245	12,274	126,813	-	47,402	-	352	-
1.7%	2,497	5,460	60,608	-	28,174	-	327	-
1.75%	586	17,115	989,261	-	291,494	-	710	-
1.8%	3,115	12,642	128,923	-	47,853	-	1,219	-
1.85%	589	10,949	51,727	-	20,277	-	237	-
1.9%	-	2,485	26,562	-	4,228	-	271	-
1.95%	785	3,855	139,634	-	39,139	-	161	-
2%	-	7,958	311,103	-	144,720	-	1	-
2.05%	1,793	10,704	50,072	-	17,061	-	484	-
2.1%	759	6,380	72,748	-	14,627	-	736	-
2.15%	265	4,519	235,363	-	63,513	-	417	-
2.2%	-	1,638	65,657	-	30,175	-	-	-
2.25%	-	4,214	106,569	-	61,015	-	-	-
2.3%	-	3,758	24,725	-	7,617	-	-	-
2.35%	-	2,648	700,664	-	368,285	-	-	-
2.4%	-	331	66,681	-	20,824	-	-	-
2.45%	-	1,647	37,259	-	16,831	-	-	-
2.5%	-	564	27,751	-	9,501	-	-	-
2.55%	-	107	53,736	-	23,961	-	-	-
2.6%	-	101	37,085	-	19,496	-	-	-
2.65%	-	8	1,223	-	621	-	-	-
2.7%	-	197	14,434	-	5,168	-	-	-
2.75%	-	15	3,830	-	2,577	-	-	-
2.8%	-	22	1,773	-	689	-	-	-
2.85%	-	-	551	-	174	-	-	-
2.9%	-	-	3,516	-	1,508	-	-	-
2.95%	-	-	550	-	170	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	791	-	638	-	-	-
3.1%	-	-	517	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	41	-	-	-	-	-
3.25%	-	-	259	-	169	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$111,662	$196,947	$4,713,440	$32,532	$1,725,831	$58,061	$18,917	$388,143

	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$-	$-	$-	$-	$2	$65	$35	$1
0.65%	-	-	-	-	-	380	10	-
0.75%	-	-	-	-	-	862	346	688
0.8%	-	-	-	-	-	514	405	620
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	1	-
0.95%	2,376	-	35	-	-	125	4,127	995
1.05%	591	-	46	-	-	5,400	4,494	2,095
1.1%	1,977	-	46	-	1,782	404,217	144,082	13,035
1.15%	61,388	26,165	876	-	2,787	1,754,717	528,542	121,286
1.2%	205	-	-	-	-	2,641	2,739	1,131
1.25%	11,392	22,255	587	-	94	140,490	43,683	17,595
1.3%	431	-	382	160	37	148,756	117,383	101,498
1.35%	16,381	2,588	52	-	495	358,596	103,957	49,995
1.4%	4,579	237	935	1	-	217,464	78,263	39,024
1.45%	16,407	108	410	-	687	271,039	122,207	31,300
1.5%	11,643	-	145	-	161	234,118	72,970	34,921
1.55%	62,270	210	1,263	-	3,314	1,683,272	545,277	121,009
1.6%	2,316	348	55	-	-	57,642	17,082	9,094
1.65%	15,528	2,323	367	-	4	383,109	131,953	35,215
1.7%	4,892	-	-	-	45	170,656	101,877	25,311
1.75%	29,272	7,111	776	-	5,925	3,407,830	1,038,339	193,317
1.8%	23,895	-	767	-	243	291,895	106,604	34,525
1.85%	6,485	935	270	-	22	144,688	71,301	10,649
1.9%	2,316	410	-	-	4	111,274	101,889	8,606
1.95%	5,643	1,456	386	-	747	451,345	123,046	21,354
2%	10,179	32	60	-	1,026	625,460	170,258	35,028
2.05%	3,628	-	-	-	620	126,005	120,685	7,610
2.1%	7,011	-	-	-	460	199,595	65,717	16,443
2.15%	2,735	-	426	-	37	291,054	214,240	10,870
2.2%	5,668	554	-	-	123	213,401	118,355	7,003
2.25%	1,054	-	-	-	-	485,611	477,861	6,308
2.3%	1,890	-	-	-	2,279	138,058	113,340	6,898
2.35%	287	109	-	-	142	1,156,330	1,074,134	19,791
2.4%	680	-	21	-	-	233,410	202,952	3,703
2.45%	1,394	-	-	-	12	85,032	59,156	1,071
2.5%	31	-	-	-	-	1,003,144	983,483	16,411
2.55%	332	-	-	-	-	110,500	93,483	1,562
2.6%	-	49	-	-	-	36,696	40,332	3,492
2.65%	46	-	-	-	-	16,307	15,193	653
2.7%	44	-	-	-	-	70,798	67,091	506
2.75%	-	-	-	-	7	14,691	13,889	162
2.8%	1,498	-	-	-	-	31,786	13,918	576
2.85%	-	-	-	-	-	18,796	19,175	-
2.9%	-	-	-	-	-	3,730	2,931	631
2.95%	-	-	-	-	-	12,923	12,621	101
3%	-	-	-	-	-	1,704	1,655	-
3.05%	-	-	-	-	-	4,073	3,952	106
3.1%	-	-	-	-	-	586	568	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	52	38

	$316,464	$64,890	$7,905	$161	$21,055	$15,120,785	$7,345,653	$1,012,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.45%	$3	$38	$-	$1	$-	$-	$-	$-
0.65%	-	11	-	-	-	-	-	-
0.75%	8	495	-	198	-	-	-	828
0.8%	1,552	295	-	322	41	-	2,026	-
0.85%	750	76	-	172	-	-	-	261
0.9%	-	-	-	-	-	-	-	-
0.95%	1,431	542	704	6,838	-	-	-	1,205
1.05%	1,595	662	69	3,582	-	-	-	2,279
1.1%	32,219	137,589	1,120	1,184	-	200	-	3,660
1.15%	198,978	442,968	18,351	143,319	-	5,945	-	122,285
1.2%	1,083	1,676	5,788	232	-	556	-	303
1.25%	21,244	34,098	10,378	15,659	-	1,504	-	13,233
1.3%	119,730	40,491	32	41,682	3,266	-	356,795	531
1.35%	72,674	95,185	5,621	30,799	-	-	-	29,154
1.4%	49,757	17,036	864	32,904	3,461	1,899	87,941	6,735
1.45%	40,484	83,219	5,664	38,313	-	888	-	28,923
1.5%	58,953	59,533	4,437	55,635	-	660	-	23,925
1.55%	235,496	489,409	24,748	110,962	-	4,935	-	111,909
1.6%	21,190	13,522	3,203	7,163	-	154	-	5,934
1.65%	59,188	95,502	13,641	44,643	-	1,233	-	29,789
1.7%	31,189	86,397	3,908	6,627	-	680	-	11,677
1.75%	351,328	950,445	7,690	71,988	-	799	-	71,876
1.8%	68,360	68,909	14,603	49,749	-	4,240	-	40,937
1.85%	22,041	56,439	9,407	16,142	-	1,920	-	11,775
1.9%	13,694	106,348	2,652	7,401	-	744	-	5,642
1.95%	45,810	113,146	341	7,212	-	805	-	18,899
2%	63,969	176,522	1,288	25,503	-	-	-	27,187
2.05%	7,656	113,590	1,016	4,763	-	132	-	2,459
2.1%	34,500	50,945	3,180	8,483	-	155	-	25,480
2.15%	31,456	211,982	1,343	2,591	-	851	-	9,553
2.2%	19,887	116,157	86	5,142	-	-	-	4,390
2.25%	16,967	492,582	-	4,487	-	448	-	3,236
2.3%	14,718	124,639	48	2,327	-	-	-	4,162
2.35%	47,594	1,110,162	533	3,582	-	-	-	2,432
2.4%	5,353	212,672	-	191	-	-	-	688
2.45%	3,814	58,540	-	8,508	-	388	-	11,701
2.5%	25,823	1,038,052	-	24	-	-	-	470
2.55%	3,551	97,896	-	1,317	-	-	-	1,566
2.6%	2,610	36,967	-	-	-	-	-	-
2.65%	2,345	17,729	-	509	-	-	-	718
2.7%	2,500	70,125	-	19	-	-	-	101
2.75%	276	13,053	-	534	-	-	-	456
2.8%	467	20,353	-	160	-	-	-	3,775
2.85%	577	19,645	-	-	-	-	-	-
2.9%	1,346	3,071	-	-	-	-	-	-
2.95%	61	13,464	-	-	-	-	-	-
3%	-	1,779	-	-	-	-	-	-
3.05%	296	4,253	-	-	-	-	-	-
3.1%	6	613	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	37	-	-	-	-	-	-

	$1,734,567	$6,898,859	$140,715	$760,867	$6,768	$29,136	$446,762	$640,134

	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3	NVGWL6	NVNMO1

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	211	45	708	-	347	-	1,585
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	128	-	-	-
1.05%	-	-	-	-	160	-	-	-
1.1%	-	-	-	-	1,482	-	148	-
1.15%	894	-	-	-	14,213	-	362	-
1.2%	-	-	-	-	-	-	-	-
1.25%	926	-	-	-	1,470	-	18	-
1.3%	-	37,367	168	180,945	536	21,468	17	322,457
1.35%	-	-	-	-	4,808	-	73	-
1.4%	31	12,718	583	98,865	1,014	9,132	-	187,959
1.45%	49	-	-	-	10,427	-	6	-
1.5%	53	-	-	-	4,993	-	178	-
1.55%	1,337	-	-	-	17,239	-	148	-
1.6%	-	-	-	-	1,853	-	133	-
1.65%	199	-	-	-	4,954	-	-	-
1.7%	151	-	-	-	3,921	-	-	-
1.75%	30	-	-	-	26,768	-	103	-
1.8%	963	-	-	-	3,623	-	47	-
1.85%	125	-	-	-	3,247	-	69	-
1.9%	-	-	-	-	2,333	-	-	-
1.95%	-	-	-	-	5,308	-	39	-
2%	-	-	-	-	4,902	-	64	-
2.05%	-	-	-	-	971	-	-	-
2.1%	538	-	-	-	3,035	-	176	-
2.15%	-	-	-	-	1,759	-	-	-
2.2%	-	-	-	-	1,778	-	4	-
2.25%	-	-	-	-	674	-	-	-
2.3%	-	-	-	-	2,529	-	626	-
2.35%	-	-	-	-	4,512	-	148	-
2.4%	-	-	-	-	489	-	-	-
2.45%	-	-	-	-	99	-	-	-
2.5%	-	-	-	-	2,422	-	14	-
2.55%	-	-	-	-	560	-	-	-
2.6%	-	-	-	-	363	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	379	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	3	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,296	$50,296	$796	$280,518	$132,952	$30,947	$2,373	$512,001

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$-	$2	$68	$2	$3
0.65%	-	-	773	-	3	51	-	1
0.75%	210	-	3,516	-	-	-	-	-
0.8%	-	1	-	29	6	508	-	-
0.85%	-	-	7,184	-	-	-	-	-
0.9%	-	-	-	-	-	21	-	-
0.95%	123	-	-	-	-	-	-	-
1.05%	207	-	-	-	-	-	-	-
1.1%	1,567	-	49,400	2,080	193,388	174,288	65,381	297,837
1.15%	5,538	-	421,589	11,640	275,586	621,244	272,125	671,149
1.2%	46	-	4,303	183	1,347	697	608	4,979
1.25%	1,503	-	24,761	5,297	28,851	55,585	21,817	61,377
1.3%	332	18,823	6,520	8,453	30,886	33,309	30,332	52,769
1.35%	3,358	-	91,981	909	59,270	183,663	51,125	122,171
1.4%	1,514	2,733	46,938	1,623	14,606	5,069	18,060	15,539
1.45%	1,912	-	61,866	1,083	44,253	65,708	110,891	104,624
1.5%	3,041	-	60,499	1,674	23,641	57,454	17,710	46,554
1.55%	10,653	-	381,858	23,762	322,221	474,039	241,926	592,990
1.6%	912	-	15,327	5,042	2,376	268	8,868	5,444
1.65%	15,524	-	121,511	1,489	91,267	72,633	82,010	153,558
1.7%	420	-	58,998	387	33,215	88,516	9,097	46,688
1.75%	17,069	-	1,122,482	17,894	579,070	1,168,073	427,550	1,150,938
1.8%	1,492	-	109,799	6,929	23,635	50,628	47,589	71,424
1.85%	1,394	-	38,578	186	70,638	118,280	21,464	40,413
1.9%	1,116	-	9,797	59	92,173	304,047	6,436	89,133
1.95%	7,591	-	146,065	5,485	53,439	149,560	68,676	144,786
2%	3,293	-	382,197	6,740	143,856	138,169	155,414	181,867
2.05%	591	-	44,505	631	55,847	41,589	5,287	20,064
2.1%	1,440	-	64,667	5,545	45,447	77,561	125,490	53,848
2.15%	2,894	-	293,693	114	105,865	113,190	3,832	59,244
2.2%	1,982	-	75,078	5,786	139,221	137,640	35,231	89,496
2.25%	315	-	131,551	-	188,496	34,598	24,062	3,965
2.3%	1,383	-	14,717	273	87,526	144,124	15,956	41,935
2.35%	1,628	-	931,713	1,810	654,038	141,519	40,215	60,273
2.4%	171	-	80,919	-	123,796	33,021	8,855	19,008
2.45%	407	-	45,172	86	74,689	31,110	4,715	8,369
2.5%	846	-	2,755	-	1,643,027	178,304	37,251	11,772
2.55%	553	-	71,464	686	49,497	42,127	10,190	17,044
2.6%	-	-	41,544	320	15,455	-	5,205	1,036
2.65%	915	-	1,858	-	1,580	-	1,066	1,822
2.7%	-	-	16,249	-	76,302	11,220	3,059	-
2.75%	24	-	4,802	-	8,175	-	-	3,205
2.8%	-	-	1,990	-	249	593	-	-
2.85%	-	-	663	-	15,495	6,039	902	1,551
2.9%	-	-	5,065	-	-	-	-	328
2.95%	-	-	699	-	4,032	3,212	668	3,864
3%	-	-	-	-	373	690	-	-
3.05%	-	-	520	-	2,802	-	777	-
3.1%	-	-	735	-	941	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	59	-	-	-	-	-
3.25%	-	-	362	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$91,964	$21,557	$4,996,722	$116,195	$5,376,582	$4,758,415	$1,979,842	$4,251,068

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF2

0.45%	$-	$8	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	503	-	-	720	-
0.75%	-	-	-	1,761	69	-	2,989	-
0.8%	49	7	66	-	141	20,251	-	-
0.85%	-	-	-	5,383	171	-	6,856	-
0.9%	-	1	-	-	-	-	-	-
0.95%	-	-	-	1,391	-	-	799	201
1.05%	-	-	-	1,357	17	-	1,547	-
1.1%	46,394	77,343	-	18,471	1,961	-	50,372	-
1.15%	405,313	193,778	-	130,232	9,360	-	451,097	1,992
1.2%	-	1,436	-	1,426	-	-	4,649	303
1.25%	19,006	24,232	-	10,096	743	-	27,695	1,300
1.3%	36,301	24,121	13,879	2,142	2,924	1,304,710	6,320	-
1.35%	82,361	35,415	-	36,473	1,341	-	103,864	-
1.4%	8,932	4,811	5,696	19,785	6,267	472,398	47,952	134
1.45%	58,537	28,170	-	20,247	3,036	-	64,512	403
1.5%	30,077	24,748	-	19,627	987	-	63,929	162
1.55%	355,634	227,282	-	107,555	14,953	-	421,046	881
1.6%	93	2,522	-	8,045	1,070	-	14,707	50
1.65%	106,665	46,206	-	40,654	9,355	-	128,141	199
1.7%	9,624	17,577	-	23,227	1,302	-	63,572	-
1.75%	679,743	308,061	-	324,814	14,298	-	1,182,230	38
1.8%	19,285	42,498	-	40,892	1,859	-	117,141	3,203
1.85%	31,062	19,553	-	16,490	4,166	-	42,868	57
1.9%	14,503	39,022	-	3,673	1,821	-	12,481	-
1.95%	56,789	29,466	-	40,226	5,646	-	154,487	14
2%	192,532	77,098	-	149,057	4,568	-	372,649	7
2.05%	11,898	3,862	-	16,486	274	-	47,455	-
2.1%	17,306	32,095	-	17,157	629	-	70,655	80
2.15%	34,919	26,117	-	84,258	3,398	-	312,762	6
2.2%	80,357	38,309	-	29,481	5,940	-	72,626	-
2.25%	714	25,578	-	66,102	1,037	-	118,348	-
2.3%	58,189	54,967	-	4,211	2,226	-	13,775	-
2.35%	27,741	33,212	-	411,109	3,452	-	888,521	-
2.4%	7,695	23,804	-	26,763	535	-	84,849	-
2.45%	8,036	1,958	-	21,484	31	-	42,416	-
2.5%	10,963	81,694	-	3,005	693	-	3,026	-
2.55%	735	5,142	-	29,069	48	-	70,749	-
2.6%	3,067	7,323	-	18,752	-	-	39,232	-
2.65%	-	1,964	-	618	-	-	1,851	-
2.7%	1,506	33,475	-	6,628	1,613	-	17,345	-
2.75%	-	1,105	-	2,574	-	-	5,419	-
2.8%	-	-	-	1,150	-	-	1,922	-
2.85%	-	4,742	-	269	-	-	725	-
2.9%	-	856	-	1,757	-	-	4,925	-
2.95%	-	19,909	-	150	-	-	738	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	157	-	-	515	-
3.1%	-	-	-	-	-	-	773	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	62	-
3.25%	-	-	-	188	-	-	316	-
3.3%	-	-	-	-	-	-	-	-

	$2,416,026	$1,619,467	$19,641	$1,764,895	$105,931	$1,797,359	$5,141,628	$9,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6	GVIX8	GVIDA

0.45%	$-	$2	$-	$-	$-	$-	$1	$-
0.65%	-	1,035	-	-	-	-	-	-
0.75%	-	5,988	-	-	-	-	-	-
0.8%	222	3,943	4,483	-	109	-	26	3,459
0.85%	-	13,317	-	-	-	-	175	778
0.9%	-	-	-	-	-	-	-	-
0.95%	-	17,685	-	228	-	781	701	917
1.05%	-	13,087	-	-	-	965	1,285	1,526
1.1%	-	71,245	-	48	-	661	670	8,374
1.15%	-	902,627	-	2,438	-	29,760	16,957	206,757
1.2%	-	6,420	-	-	-	50	230	3,114
1.25%	-	92,318	-	3,673	-	4,434	605	38,013
1.3%	21,637	1,373,801	317,512	-	39,583	64	12,010	133,479
1.35%	-	207,605	-	-	-	6,883	4,374	55,899
1.4%	5,582	702,360	103,970	392	14,673	1,819	9,764	64,135
1.45%	-	185,627	-	643	-	6,948	4,236	37,559
1.5%	-	147,122	-	744	-	5,900	3,118	74,062
1.55%	-	769,564	-	2,651	-	36,579	15,092	157,212
1.6%	-	38,114	-	-	-	2,849	736	23,870
1.65%	-	307,019	-	973	-	18,624	2,069	484,567
1.7%	-	113,115	-	851	-	5,120	1,485	64,796
1.75%	-	1,597,274	-	304	-	21,202	16,649	848,913
1.8%	-	283,223	-	3,624	-	20,477	11,570	68,853
1.85%	-	85,055	-	1,250	-	4,372	779	123,893
1.9%	-	24,826	-	191	-	2,108	519	208,862
1.95%	-	200,557	-	16	-	2,098	3,604	261,743
2%	-	549,244	-	-	-	7,062	9,114	444,778
2.05%	-	71,956	-	245	-	1,129	687	344,183
2.1%	-	118,301	-	166	-	9,806	1,175	195,131
2.15%	-	377,377	-	8	-	871	2,108	424,645
2.2%	-	157,803	-	118	-	3,019	1,176	58,116
2.25%	-	193,900	-	-	-	19	584	645,356
2.3%	-	25,658	-	-	-	1,006	1,072	168,734
2.35%	-	1,243,485	-	-	-	390	3,055	810,641
2.4%	-	118,904	-	36	-	1,278	124	60,492
2.45%	-	62,401	-	-	-	2,305	171	155,671
2.5%	-	18,618	-	-	-	35	674	50,609
2.55%	-	95,463	-	-	-	68	-	167,776
2.6%	-	58,471	-	-	-	123	144	114,592
2.65%	-	9,740	-	-	-	110	-	23,980
2.7%	-	24,851	-	-	-	19	-	58,806
2.75%	-	23,731	-	-	-	131	136	7,041
2.8%	-	6,096	-	-	-	-	-	30,936
2.85%	-	791	-	-	-	-	-	2,508
2.9%	-	7,018	-	-	-	-	-	16,990
2.95%	-	894	-	-	-	-	-	1,417
3%	-	-	-	-	-	-	-	7,016
3.05%	-	625	-	-	-	-	-	6,242
3.1%	-	711	-	-	-	-	-	5,304
3.15%	-	-	-	-	-	-	-	-
3.2%	-	57	-	-	-	-	-	-
3.25%	-	488	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,441	$10,329,512	$425,965	$18,599	$54,365	$199,065	$126,875	$6,671,745

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF

0.45%	$-	$23	$-	$1	$-	$10	$-	$1
0.65%	25	187	2,016	2,055	1,570	1,401	-	-
0.75%	80	1,118	979	4,669	1,130	3,460	-	-
0.8%	-	-	126	6,164	5,522	2,591	398	1,586
0.85%	37	-	-	6,250	1,687	2,611	-	69
0.9%	-	-	-	5	-	-	-	-
0.95%	-	-	2,042	8,713	7,011	3,399	-	943
1.05%	-	-	1,302	5,307	8,567	876	-	1,221
1.1%	24,831	29,000	61,249	325,425	153,389	102,709	-	3,154
1.15%	52,493	85,823	493,767	2,654,672	2,086,964	818,714	-	94,029
1.2%	-	-	12,784	21,636	42,110	5,324	-	1,231
1.25%	4,317	7,559	60,764	329,112	212,580	137,193	-	22,958
1.3%	3,720	3,474	114,721	452,516	341,302	128,815	28,754	340,187
1.35%	6,422	18,655	81,174	653,215	455,826	229,208	-	27,263
1.4%	246	399	139,302	482,048	336,049	164,900	5,540	112,868
1.45%	905	18,020	103,888	339,729	289,935	165,555	-	30,948
1.5%	2,542	9,306	58,794	345,380	229,445	109,560	-	15,456
1.55%	33,861	84,211	475,967	2,080,423	1,877,163	628,296	-	83,899
1.6%	1,103	2,583	16,522	167,006	79,849	47,616	-	8,025
1.65%	4,196	10,793	215,146	1,423,619	1,324,374	312,671	-	36,792
1.7%	120	917	24,687	292,403	203,697	56,440	-	11,476
1.75%	39,479	111,185	588,860	5,908,812	5,286,305	1,307,300	-	64,506
1.8%	961	4,133	283,935	632,639	444,320	308,437	-	31,971
1.85%	125	2,851	79,323	348,988	383,984	89,428	-	10,286
1.9%	4,977	355	69,337	395,883	359,478	143,145	-	6,198
1.95%	9,281	32,240	72,059	981,392	1,022,177	194,813	-	19,476
2%	8,816	13,376	318,018	3,620,843	1,029,120	686,864	-	33,280
2.05%	134	132	25,881	604,869	597,376	127,065	-	27,892
2.1%	8,904	10,321	67,209	395,853	482,413	70,760	-	8,018
2.15%	1,649	3,315	49,540	1,854,524	1,532,580	377,467	-	13,429
2.2%	1,573	982	97,005	680,498	258,535	117,312	-	9,074
2.25%	6,047	-	32,332	871,087	554,463	541,506	-	6,406
2.3%	3,211	410	28,148	218,494	276,076	55,985	-	8,034
2.35%	479	2,289	125,904	5,720,546	1,527,179	1,682,125	-	13,106
2.4%	622	-	20,072	442,812	255,665	205,577	-	2,700
2.45%	4	668	18,098	204,611	134,160	68,630	-	2,261
2.5%	12,616	-	40,886	520,949	164,662	338,333	-	5,256
2.55%	1,468	1,894	32,209	587,744	200,419	105,332	-	390
2.6%	991	-	13,112	202,341	98,440	29,248	-	196
2.65%	-	94	3,036	12,311	34,353	158	-	528
2.7%	24	-	3,819	198,014	70,374	68,647	-	407
2.75%	-	-	3,855	23,089	23,875	5,327	-	354
2.8%	-	-	1,756	17,765	20,743	10,980	-	4,054
2.85%	-	-	-	15,120	3,579	4,836	-	-
2.9%	-	-	634	46,072	36,893	7,944	-	-
2.95%	327	-	-	10,614	3,362	5,797	-	90
3%	-	-	-	2,095	27,950	10,230	-	-
3.05%	1,328	-	-	1,725	10,325	839	-	267
3.1%	-	-	-	9,765	4,910	-	-	-
3.15%	-	-	-	-	399	-	-	-
3.2%	-	-	-	-	-	1,880	-	-
3.25%	-	-	-	6,586	514	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$237,914	$456,313	$3,840,258	$34,136,389	$22,502,799	$9,487,314	$34,692	$1,060,285

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.45%	$4	$-	$1	$-	$-	$1	$-	$-
0.65%	224	-	589	-	-	52	-	223
0.75%	1,486	-	2,723	-	-	275	-	945
0.8%	19,795	765	-	-	191	-	83	-
0.85%	1,813	-	5,748	-	-	540	-	2,075
0.9%	-	-	-	-	-	-	-	-
0.95%	13,010	-	427	464	-	3,315	-	198
1.05%	9,624	-	654	9	-	2,012	-	443
1.1%	66,473	-	41,902	-	-	15,216	-	13,413
1.15%	811,896	-	376,030	2,432	-	130,168	-	118,289
1.2%	2,221	-	3,828	-	-	1,468	-	1,577
1.25%	118,606	-	23,660	632	-	11,921	-	8,545
1.3%	2,626,348	172,432	5,035	-	78,188	2,556	13,804	1,675
1.35%	205,179	-	82,341	-	-	29,133	-	26,334
1.4%	1,356,887	77,182	40,382	448	34,400	10,984	4,145	13,073
1.45%	295,630	-	58,577	438	-	20,440	-	17,393
1.5%	303,215	-	51,320	708	-	21,892	-	17,293
1.55%	898,466	-	354,273	4,295	-	119,095	-	116,929
1.6%	70,603	-	10,990	187	-	5,030	-	4,182
1.65%	294,838	-	106,624	484	-	34,250	-	35,794
1.7%	102,808	-	50,300	80	-	18,829	-	18,724
1.75%	708,763	-	971,746	93	-	226,517	-	305,898
1.8%	521,821	-	99,964	863	-	32,208	-	33,821
1.85%	141,076	-	35,737	632	-	13,951	-	11,508
1.9%	56,229	-	8,866	401	-	8,967	-	3,481
1.95%	130,641	-	128,651	170	-	31,650	-	41,530
2%	375,287	-	307,722	-	-	63,719	-	95,799
2.05%	101,325	-	38,031	1,527	-	15,714	-	13,304
2.1%	138,730	-	60,542	590	-	17,988	-	21,204
2.15%	177,580	-	252,469	95	-	38,943	-	82,255
2.2%	149,827	-	59,959	-	-	13,261	-	18,439
2.25%	98,177	-	92,656	-	-	19,154	-	28,030
2.3%	49,297	-	10,996	-	-	11,651	-	4,844
2.35%	276,722	-	686,373	-	-	118,363	-	205,416
2.4%	41,890	-	68,052	-	-	10,289	-	21,392
2.45%	87,212	-	34,865	-	-	6,330	-	10,223
2.5%	42,936	-	2,766	-	-	11,150	-	3,909
2.55%	21,436	-	53,692	-	-	7,915	-	16,507
2.6%	20,501	-	29,564	-	-	5,881	-	8,953
2.65%	3,657	-	1,735	-	-	949	-	508
2.7%	4,149	-	12,656	-	-	2,189	-	3,966
2.75%	8,682	-	4,730	-	-	1,164	-	1,364
2.8%	8,651	-	1,578	-	-	1,382	-	563
2.85%	1,625	-	508	-	-	62	-	157
2.9%	1,472	-	4,066	-	-	1,330	-	1,258
2.95%	185	-	625	-	-	69	-	194
3%	-	-	-	-	-	-	-	-
3.05%	304	-	443	-	-	54	-	136
3.1%	-	-	788	-	-	83	-	260
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	63	-	-	6	-	20
3.25%	115	-	248	-	-	41	-	72
3.3%	15	-	-	-	-	27	-	-

	$10,367,431	$250,379	$4,185,495	$14,548	$112,779	$1,088,184	$18,032	$1,332,116

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.45%	$1	$-	$-	$1	$-	$1	$-	$-
0.65%	-	-	305	335	-	-	-	-
0.75%	157	-	1,369	1,598	-	-	-	-
0.8%	42	1,839	-	1,104	151	-	2,227	-
0.85%	-	-	2,894	3,265	-	-	-	273
0.9%	1	-	-	-	-	-	-	-
0.95%	297	-	1,835	3	-	152	-	790
1.05%	251	-	1,620	-	-	-	-	147
1.1%	2,769	-	24,784	25,062	-	742	-	1,223
1.15%	25,679	-	231,569	210,961	-	25,010	-	43,373
1.2%	684	-	2,113	2,099	-	15	-	361
1.25%	7,069	-	20,722	12,948	-	5,084	-	17,592
1.3%	7,864	818,037	2,558	660,787	53,459	107	325,466	98
1.35%	5,929	-	56,525	50,715	-	3,666	-	15,507
1.4%	5,283	178,399	22,111	226,617	11,648	2,503	125,491	2,989
1.45%	6,780	-	37,758	31,572	-	9,370	-	18,487
1.5%	9,317	-	34,998	28,424	-	6,148	-	6,894
1.55%	36,939	-	215,202	204,549	-	26,946	-	56,975
1.6%	2,277	-	6,773	6,058	-	1,678	-	3,150
1.65%	13,041	-	78,035	61,265	-	6,478	-	16,098
1.7%	6,388	-	31,168	29,660	-	4,732	-	4,780
1.75%	59,623	-	529,815	570,936	-	18,357	-	23,776
1.8%	20,433	-	60,962	54,999	-	7,288	-	25,364
1.85%	7,957	-	25,099	20,604	-	2,730	-	8,645
1.9%	1,466	-	9,951	5,701	-	1,845	-	6,350
1.95%	8,384	-	73,951	77,940	-	4,741	-	7,375
2%	12,310	-	163,722	167,743	-	3,441	-	24,952
2.05%	6,972	-	22,400	22,448	-	1,763	-	2,454
2.1%	3,837	-	33,965	35,436	-	1,945	-	5,362
2.15%	6,462	-	134,433	150,848	-	2,005	-	3,273
2.2%	3,065	-	33,344	33,778	-	938	-	2,167
2.25%	3,370	-	57,946	52,840	-	1,854	-	1,728
2.3%	3,094	-	8,403	6,942	-	563	-	3,581
2.35%	3,964	-	369,498	370,545	-	4,527	-	5,461
2.4%	956	-	37,493	40,153	-	614	-	394
2.45%	1,149	-	22,144	19,501	-	45	-	2,510
2.5%	8,229	-	6,776	6,006	-	2,001	-	968
2.55%	176	-	27,259	29,607	-	-	-	406
2.6%	570	-	17,964	15,675	-	117	-	165
2.65%	778	-	879	760	-	160	-	-
2.7%	273	-	6,778	6,934	-	-	-	245
2.75%	22	-	2,698	2,482	-	-	-	-
2.8%	44	-	1,340	832	-	-	-	10,185
2.85%	-	-	223	280	-	-	-	-
2.9%	-	-	2,209	2,268	-	-	-	21
2.95%	91	-	324	362	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	234	263	-	-	-	-
3.1%	-	-	403	463	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	32	36	-	-	-	-
3.25%	-	-	140	130	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$283,993	$998,275	$2,422,724	$3,253,535	$65,258	$147,566	$453,184	$324,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC2	GGTC3	GGTC6

0.45%	$-	$-	$3	$2	$-	$-	$-	$-
0.65%	-	1	-	-	-	-	-	-
0.75%	-	4	-	-	-	-	-	-
0.8%	5,617	-	134	110	5	-	208	-
0.85%	-	15	9	522	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	3,633	4,253	472	-	-	-	192
1.05%	-	1,910	4,151	778	-	-	-	352
1.1%	-	4,658	6,811	13,245	-	12	-	527
1.15%	-	105,134	87,511	85,618	-	2,227	-	17,570
1.2%	-	602	424	292	-	-	-	78
1.25%	-	29,874	22,722	5,274	-	1,734	-	2,724
1.3%	690,827	1,867	128,073	43,634	1,644	-	37,645	3
1.35%	-	45,782	26,677	17,503	-	-	-	4,990
1.4%	321,106	6,164	66,019	19,240	283	195	12,786	1,316
1.45%	-	32,696	45,076	26,001	-	196	-	4,424
1.5%	-	22,691	16,540	15,657	-	316	-	2,488
1.55%	-	74,368	85,754	75,262	-	802	-	21,929
1.6%	-	5,871	12,259	6,044	-	47	-	1,020
1.65%	-	31,343	37,591	18,974	-	404	-	22,341
1.7%	-	22,532	10,656	8,958	-	178	-	8,278
1.75%	-	63,878	113,364	117,029	-	181	-	11,785
1.8%	-	26,706	36,292	14,507	-	548	-	7,926
1.85%	-	8,075	14,487	14,580	-	288	-	2,111
1.9%	-	10,516	9,828	13,231	-	796	-	674
1.95%	-	11,696	21,935	16,308	-	555	-	6,449
2%	-	14,445	20,091	31,751	-	7	-	7,859
2.05%	-	5,665	10,118	12,288	-	56	-	353
2.1%	-	5,828	9,646	13,951	-	76	-	4,426
2.15%	-	7,603	10,256	11,952	-	360	-	2,784
2.2%	-	3,201	9,541	17,795	-	-	-	2,956
2.25%	-	1,683	14,527	11,102	-	-	-	412
2.3%	-	4,498	5,245	8,722	-	-	-	1,040
2.35%	-	7,515	52,489	32,479	-	-	-	1,172
2.4%	-	1,239	4,238	8,730	-	-	-	891
2.45%	-	418	5,766	6,745	-	329	-	1,097
2.5%	-	950	37,755	48,103	-	-	-	68
2.55%	-	959	1,166	2,945	-	-	-	432
2.6%	-	312	4,837	5,876	-	-	-	-
2.65%	-	16	-	2,035	-	-	-	72
2.7%	-	185	699	2,281	-	-	-	81
2.75%	-	14	697	1,931	-	-	-	488
2.8%	-	198	513	297	-	-	-	70
2.85%	-	290	1,423	559	-	-	-	-
2.9%	-	428	-	672	-	-	-	-
2.95%	-	100	145	133	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	1	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	1	-	-	-	-	-	-
3.3%	-	-	-	36	-	-	-	-

	$1,017,550	$565,565	$939,721	$733,624	$1,932	$9,307	$50,639	$141,378

	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2

0.45%	$-	$-	$-	$-	$3	$1	$-	$-
0.65%	-	-	-	-	481	34	-	-
0.75%	-	-	-	-	1,882	474	-	79
0.8%	-	112	13	-	-	117	1,475	-
0.85%	-	-	-	-	4,399	849	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	134	-	-	-	-	281	-	2,131
1.05%	-	-	-	50	-	124	-	458
1.1%	363	-	-	383	28,062	17,037	-	1,501
1.15%	25,502	-	-	1,229	240,925	146,276	-	61,437
1.2%	589	-	-	-	2,275	1,581	-	159
1.25%	3,836	-	-	68	13,264	22,488	-	9,217
1.3%	-	24,135	601	105	14,029	46,836	201,369	333
1.35%	11,236	-	-	122	53,505	31,805	-	15,298
1.4%	1,133	8,365	690	77	26,013	24,462	91,275	3,329
1.45%	6,658	-	-	44	32,967	23,122	-	14,048
1.5%	8,964	-	-	113	31,342	52,963	-	10,884
1.55%	38,070	-	-	1,378	220,337	162,615	-	51,674
1.6%	3,205	-	-	39	5,946	10,980	-	2,377
1.65%	14,899	-	-	318	64,314	45,101	-	12,373
1.7%	3,581	-	-	20	31,882	36,977	-	4,353
1.75%	32,486	-	-	856	633,272	324,423	-	38,517
1.8%	17,600	-	-	41	58,606	52,487	-	21,421
1.85%	3,102	-	-	27	20,028	20,121	-	5,958
1.9%	4,063	-	-	59	5,270	10,077	-	1,915
1.95%	5,368	-	-	68	86,440	50,599	-	5,293
2%	6,448	-	-	114	189,373	89,200	-	6,979
2.05%	6,346	-	-	-	23,712	17,483	-	2,741
2.1%	3,053	-	-	-	40,226	33,230	-	6,883
2.15%	5,319	-	-	-	163,196	74,223	-	1,827
2.2%	4,449	-	-	131	36,971	24,814	-	4,659
2.25%	1,292	-	-	23	53,215	13,784	-	664
2.3%	450	-	-	-	8,936	13,340	-	2,119
2.35%	2,219	-	-	-	417,452	103,701	-	859
2.4%	1,863	-	-	-	43,525	17,250	-	1,249
2.45%	2,099	-	-	43	22,410	8,223	-	1,154
2.5%	2,707	-	-	-	1,197	13,135	-	75
2.55%	563	-	-	-	34,016	11,227	-	220
2.6%	321	-	-	-	17,523	3,916	-	-
2.65%	-	-	-	-	1,125	1,479	-	38
2.7%	242	-	-	-	7,785	2,194	-	36
2.75%	1	-	-	-	2,447	2,391	-	-
2.8%	177	-	-	-	986	1,220	-	150
2.85%	-	-	-	-	340	67	-	-
2.9%	28	-	-	-	2,581	888	-	-
2.95%	84	-	-	-	395	320	-	-
3%	-	-	-	-	-	113	-	-
3.05%	-	-	-	-	283	88	-	-
3.1%	-	-	-	-	517	281	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	41	22	-	-
3.25%	-	-	-	-	144	13	-	-
3.3%	-	-	-	-	-	-	-	-

	$218,450	$32,612	$1,304	$5,308	$2,643,638	$1,514,432	$294,119	$292,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2	AVCD2	ALVGIB	ALVSVB

0.45%	$-	$-	$2	$-	$-	$-	$-	$-
0.65%	678	-	189	-	-	-	-	-
0.75%	4,558	79	862	-	-	-	-	-
0.8%	241	41	16	5	104	111	-	36
0.85%	7,437	100	1,973	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	6,865	-	2,418	390	779	1,029	2,166	1,047
1.05%	1,071	-	434	85	1,421	142	1,697	1,703
1.1%	45,547	317	12,848	1,341	548	1,638	432	4,504
1.15%	374,157	11,508	94,519	24,687	11,552	24,378	12,079	21,068
1.2%	4,202	25	761	933	-	303	694	320
1.25%	34,060	759	7,783	8,448	2,984	7,947	13,155	5,907
1.3%	306,772	2,713	16,775	6,013	3,450	6,946	1,391	7,332
1.35%	74,423	1,077	20,897	5,288	1,179	6,846	64	3,980
1.4%	195,600	1,503	19,676	4,868	2,489	4,497	1,524	5,500
1.45%	79,974	735	15,304	7,321	2,844	8,543	11,607	6,418
1.5%	68,193	859	16,055	10,950	5,668	6,410	11,270	6,810
1.55%	375,464	5,715	96,983	32,984	14,126	28,195	19,560	32,542
1.6%	10,197	248	5,702	2,442	996	2,517	2,885	1,329
1.65%	139,733	704	28,759	14,777	3,977	10,673	8,930	13,539
1.7%	61,493	40	12,189	9,051	4,362	4,204	3,248	9,673
1.75%	805,165	2,551	238,263	22,838	13,976	36,933	8,202	26,460
1.8%	140,918	813	23,558	23,025	5,896	8,758	15,848	19,000
1.85%	48,133	60	8,950	7,478	4,857	4,605	1,369	4,255
1.9%	21,988	43	6,034	1,633	4,050	2,426	3,100	2,682
1.95%	104,076	720	36,282	5,341	3,012	11,963	2,341	8,033
2%	388,105	1,973	72,121	8,088	4,527	7,690	1,702	8,115
2.05%	50,648	141	9,616	8,364	5,052	7,452	2,338	1,766
2.1%	55,233	592	13,827	3,947	2,301	14,787	2,490	2,398
2.15%	189,465	2	55,658	7,391	4,317	14,474	1,655	5,903
2.2%	90,276	752	28,303	1,270	414	3,123	47	1,249
2.25%	155,299	-	23,129	4,804	3,153	2,422	754	1,417
2.3%	16,874	70	4,479	2,303	1,496	6,694	2,385	6,472
2.35%	916,232	-	162,942	4,265	5,069	10,448	20	5,546
2.4%	63,894	94	15,348	1,183	1,080	2,518	584	2,244
2.45%	45,921	36	12,913	940	808	3,655	-	525
2.5%	16,712	-	740	472	1,678	6,415	-	6,756
2.55%	61,204	-	12,254	140	287	2,323	83	420
2.6%	42,393	-	6,960	1,072	1,001	140	511	1,363
2.65%	2,209	-	749	88	-	3	-	3
2.7%	14,830	-	2,815	134	96	236	-	230
2.75%	10,583	-	1,166	3	-	2,198	-	488
2.8%	17,477	-	346	61	385	-	133	187
2.85%	1,075	-	111	-	13	486	-	3
2.9%	3,814	-	909	-	-	-	-	34
2.95%	453	-	138	115	651	337	-	-
3%	-	-	-	-	-	66	-	-
3.05%	629	-	100	-	-	-	-	-
3.1%	78	-	164	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	6	-	13	-	-	-	-	-
3.25%	388	-	62	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$5,054,743	$34,270	$1,092,095	$234,538	$120,598	$264,531	$134,264	$227,257

	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2

0.45%	$-	$-	$-	$-	$-	$3	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	2,146	-	-	-	-	579	-	-
0.8%	-	1,342	847	278	-	1,428	662	-
0.85%	22,545	-	-	-	-	6,041	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	86,288	-	-	-	4,190	11,047	-	46
1.05%	97,624	-	-	-	3,140	6,615	-	-
1.1%	-	-	-	-	-	15,687	-	190
1.15%	-	-	-	-	13,131	224,106	-	2,901
1.2%	-	-	-	-	7	2,435	-	119
1.25%	-	-	-	-	4,874	53,404	-	1,166
1.3%	-	366,270	472,190	150,418	-	236,796	122,141	-
1.35%	2,834	-	-	-	277	43,648	-	-
1.4%	-	167,925	95,413	52,614	2,703	134,233	81,363	493
1.45%	3,022	-	-	-	5,283	74,231	-	958
1.5%	-	-	-	-	2,966	45,053	-	1,494
1.55%	1,556	-	-	-	17,938	267,605	-	983
1.6%	-	-	-	-	1,040	36,786	-	410
1.65%	-	-	-	-	3,845	93,479	-	574
1.7%	-	-	-	-	664	19,298	-	704
1.75%	-	-	-	-	2,011	225,618	-	135
1.8%	-	-	-	-	8,053	98,255	-	1,133
1.85%	89	-	-	-	2,596	38,416	-	313
1.9%	-	-	-	-	1,236	11,516	-	137
1.95%	-	-	-	-	4,240	44,972	-	122
2%	-	-	-	-	373	89,364	-	-
2.05%	-	-	-	-	1,370	25,493	-	932
2.1%	-	-	-	-	6,209	81,395	-	174
2.15%	-	-	-	-	158	31,272	-	188
2.2%	-	-	-	-	417	103,787	-	-
2.25%	-	-	-	-	33	23,413	-	-
2.3%	-	-	-	-	144	30,021	-	-
2.35%	-	-	-	-	95	47,586	-	-
2.4%	-	-	-	-	171	7,496	-	-
2.45%	-	-	-	-	-	11,640	-	-
2.5%	-	-	-	-	-	34,093	-	-
2.55%	-	-	-	-	119	7,085	-	-
2.6%	-	-	-	-	551	8,834	-	-
2.65%	-	-	-	-	-	141	-	-
2.7%	-	-	-	-	-	239	-	-
2.75%	-	-	-	-	-	148	-	-
2.8%	-	-	-	-	23	493	-	-
2.85%	-	-	-	-	-	467	-	-
2.9%	-	-	-	-	-	825	-	-
2.95%	-	-	-	-	-	301	-	-
3%	-	-	-	-	-	80	-	-
3.05%	-	-	-	-	-	260	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$216,104	$535,537	$568,450	$203,310	$87,857	$2,195,736	$204,166	$13,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVI3	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	428	-	-	-	384
0.8%	345	-	959	-	57	-	2,213	-
0.85%	-	-	-	276	-	-	-	2,234
0.9%	-	-	-	-	-	-	-	-
0.95%	-	559	-	140	-	330	-	3,366
1.05%	-	896	-	488	-	631	-	4,227
1.1%	-	872	-	5,802	-	527	-	13,992
1.15%	-	13,729	-	55,196	-	6,201	-	157,730
1.2%	-	240	-	207	-	727	-	916
1.25%	-	3,251	-	7,031	-	2,696	-	36,344
1.3%	93,074	218	38,305	409	11,552	10	538,908	1,153
1.35%	-	2,681	-	15,884	-	1,588	-	60,632
1.4%	22,960	1,489	18,601	6,605	4,034	1,379	214,373	22,692
1.45%	-	4,097	-	17,507	-	2,257	-	45,580
1.5%	-	1,000	-	10,026	-	2,680	-	28,408
1.55%	-	15,667	-	74,273	-	7,427	-	123,625
1.6%	-	1,424	-	3,972	-	1,607	-	12,430
1.65%	-	2,840	-	15,753	-	5,137	-	61,927
1.7%	-	744	-	8,084	-	5,164	-	22,946
1.75%	-	7,781	-	80,930	-	6,108	-	137,297
1.8%	-	6,432	-	22,811	-	5,259	-	66,200
1.85%	-	3,957	-	10,958	-	1,671	-	26,812
1.9%	-	927	-	5,375	-	1,053	-	15,604
1.95%	-	1,623	-	20,057	-	2,797	-	21,298
2%	-	2,840	-	15,965	-	2,731	-	29,893
2.05%	-	1,274	-	3,474	-	3,505	-	26,089
2.1%	-	552	-	17,648	-	2,659	-	15,603
2.15%	-	1,236	-	17,161	-	6,470	-	33,861
2.2%	-	471	-	37,765	-	418	-	8,368
2.25%	-	1,307	-	3,876	-	3,535	-	15,861
2.3%	-	84	-	5,276	-	880	-	13,282
2.35%	-	2,236	-	16,258	-	1,512	-	36,659
2.4%	-	270	-	3,179	-	816	-	10,909
2.45%	-	348	-	2,690	-	138	-	6,065
2.5%	-	-	-	17,885	-	1,625	-	15,184
2.55%	-	-	-	1,327	-	308	-	1,059
2.6%	-	-	-	1,469	-	172	-	2,622
2.65%	-	78	-	672	-	49	-	403
2.7%	-	16	-	3,076	-	208	-	3,408
2.75%	-	92	-	-	-	-	-	137
2.8%	-	151	-	346	-	247	-	5,676
2.85%	-	-	-	476	-	-	-	1,146
2.9%	-	-	-	69	-	32	-	1,739
2.95%	-	-	-	128	-	-	-	143
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	32	-	-	-	37

	$116,379	$81,382	$57,865	$510,984	$15,643	$80,554	$755,494	$1,093,941

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.45%	$-	$-	$1	$-	$3	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	25	-	115	-	-	388
0.8%	284	-	339	7,156	-	1,908	777	-
0.85%	-	-	69	-	1,409	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	289	2,384	-	15,720	-	-	3,240
1.05%	-	510	2,544	-	11,540	-	-	1,940
1.1%	-	1,289	2,943	-	7,298	-	-	2,145
1.15%	-	12,295	63,893	-	221,241	-	-	34,928
1.2%	-	25	612	-	8,542	-	-	25
1.25%	-	1,227	13,516	-	40,321	-	-	9,857
1.3%	21,374	232	101,409	2,053,318	1,250	414,162	230,282	660
1.35%	-	2,990	13,005	-	45,283	-	-	6,321
1.4%	6,284	1,497	36,283	1,026,343	37,109	114,708	88,340	4,639
1.45%	-	1,995	25,279	-	64,142	-	-	14,000
1.5%	-	3,532	13,660	-	44,701	-	-	12,252
1.55%	-	16,632	60,436	-	154,068	-	-	47,345
1.6%	-	1,026	4,883	-	19,176	-	-	1,825
1.65%	-	5,819	14,522	-	68,847	-	-	17,243
1.7%	-	2,792	3,329	-	12,360	-	-	6,382
1.75%	-	16,011	54,190	-	115,095	-	-	36,739
1.8%	-	6,075	34,258	-	53,178	-	-	13,400
1.85%	-	2,474	6,529	-	25,760	-	-	11,073
1.9%	-	780	4,860	-	15,744	-	-	4,128
1.95%	-	4,948	12,550	-	20,599	-	-	13,529
2%	-	3,768	13,204	-	58,349	-	-	8,715
2.05%	-	1,386	2,706	-	37,197	-	-	3,581
2.1%	-	867	7,960	-	14,736	-	-	4,940
2.15%	-	8,331	5,484	-	21,600	-	-	8,787
2.2%	-	1,178	5,145	-	8,865	-	-	1,690
2.25%	-	1,979	1,053	-	11,902	-	-	5,577
2.3%	-	492	4,026	-	9,086	-	-	6,986
2.35%	-	10,001	8,580	-	15,069	-	-	6,128
2.4%	-	2,675	1,212	-	13,558	-	-	1,471
2.45%	-	3,710	369	-	1,754	-	-	998
2.5%	-	314	3,454	-	9,865	-	-	8,100
2.55%	-	783	67	-	849	-	-	156
2.6%	-	2,943	2,422	-	3,500	-	-	4,552
2.65%	-	35	266	-	854	-	-	8
2.7%	-	179	23	-	2,059	-	-	426
2.75%	-	278	101	-	397	-	-	908
2.8%	-	814	74	-	14	-	-	707
2.85%	-	-	-	-	541	-	-	19
2.9%	-	-	24	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	66
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$27,942	$122,171	$527,689	$3,086,817	$1,193,696	$530,778	$319,399	$305,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	460	-	-	15	836	-	-
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	325	-	148	48	-	-	2,840	1,838
1.05%	94	-	116	-	46	-	1,500	3,356
1.1%	-	-	856	-	192	-	2,446	20,572
1.15%	6,417	-	3,678	1,438	9,360	-	92,260	461,903
1.2%	-	-	261	574	278	-	8,120	4,988
1.25%	815	-	2,305	1,195	587	-	39,640	123,650
1.3%	-	126,490	-	-	30,212	111,838	1,055	6,598
1.35%	59	-	-	-	2,901	-	32,573	195,365
1.4%	216	54,926	452	23	18,879	52,550	7,874	53,686
1.45%	566	-	1,717	720	6,270	-	36,660	156,137
1.5%	317	-	1,948	1,284	1,131	-	33,274	126,906
1.55%	2,657	-	4,491	3,531	17,755	-	103,505	423,707
1.6%	144	-	973	1,155	2,680	-	8,686	52,722
1.65%	864	-	1,208	987	5,876	-	50,655	195,308
1.7%	729	-	916	506	4,101	-	17,761	59,927
1.75%	383	-	846	143	7,848	-	104,079	391,707
1.8%	1,130	-	1,383	456	11,792	-	88,182	195,253
1.85%	358	-	978	180	1,390	-	13,109	92,347
1.9%	-	-	674	188	119	-	6,618	23,534
1.95%	511	-	148	383	714	-	16,374	85,587
2%	73	-	42	-	11,564	-	22,984	100,184
2.05%	390	-	1,712	181	375	-	14,041	68,638
2.1%	75	-	33	91	2,422	-	11,622	71,048
2.15%	-	-	136	396	78	-	27,981	100,385
2.2%	-	-	99	-	1,030	-	6,921	32,161
2.25%	868	-	355	322	23	-	11,186	43,115
2.3%	-	-	12	-	1,724	-	6,790	26,949
2.35%	-	-	33	-	2,285	-	16,840	76,023
2.4%	194	-	-	39	-	-	5,170	17,449
2.45%	-	-	11	-	12	-	5,237	9,310
2.5%	-	-	-	-	-	-	718	9,047
2.55%	-	-	9	-	-	-	97	6,509
2.6%	-	-	-	-	-	-	8,370	6,282
2.65%	-	-	-	-	1	-	-	1,431
2.7%	-	-	-	-	-	-	1,851	5,874
2.75%	-	-	-	4	-	-	351	1,521
2.8%	-	-	-	-	10	-	1,241	1,472
2.85%	-	-	-	-	-	-	-	68
2.9%	-	-	-	-	-	-	-	132
2.95%	-	-	-	-	-	-	51	108
3%	-	-	-	-	-	-	-	146
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$17,185	$181,876	$25,540	$13,844	$141,670	$165,224	$808,662	$3,252,943

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.45%	$-	$-	$-	$-	$-	$-	$1	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	579	-	-
0.8%	5,643	-	1,620	983	7,428	1,536	-	30
0.85%	-	-	-	-	-	3,051	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,568	224	-
1.05%	-	-	-	-	-	1,739	706	-
1.1%	-	175	-	-	-	3,532	13,162	-
1.15%	-	20,689	-	-	-	101,324	245,377	-
1.2%	-	5,264	-	-	-	963	3,631	-
1.25%	-	7,397	-	-	-	10,730	55,635	-
1.3%	3,292,188	34	514,769	1,747,201	3,101,397	178,151	4,691	47,110
1.35%	-	6,318	-	-	-	33,833	61,794	-
1.4%	1,433,121	2,630	301,833	418,087	1,367,896	56,167	16,403	17,845
1.45%	-	4,546	-	-	-	31,498	68,007	-
1.5%	-	6,889	-	-	-	21,558	51,138	-
1.55%	-	25,270	-	-	-	143,928	206,946	-
1.6%	-	3,187	-	-	-	6,824	22,777	-
1.65%	-	16,029	-	-	-	37,629	92,738	-
1.7%	-	1,622	-	-	-	14,961	22,391	-
1.75%	-	10,263	-	-	-	89,778	195,385	-
1.8%	-	9,379	-	-	-	49,728	107,020	-
1.85%	-	5,643	-	-	-	10,767	46,668	-
1.9%	-	1,810	-	-	-	4,260	16,230	-
1.95%	-	5,181	-	-	-	16,109	34,725	-
2%	-	3,963	-	-	-	32,558	61,816	-
2.05%	-	7,736	-	-	-	1,935	38,037	-
2.1%	-	4,141	-	-	-	100,154	26,802	-
2.15%	-	5,540	-	-	-	9,314	46,400	-
2.2%	-	1,104	-	-	-	39,020	26,362	-
2.25%	-	2,840	-	-	-	440	18,978	-
2.3%	-	595	-	-	-	7,130	13,178	-
2.35%	-	3,381	-	-	-	1,109	42,245	-
2.4%	-	462	-	-	-	1,945	6,161	-
2.45%	-	488	-	-	-	3,129	7,610	-
2.5%	-	165	-	-	-	393	11,953	-
2.55%	-	304	-	-	-	1,362	6,178	-
2.6%	-	3,083	-	-	-	-	1,563	-
2.65%	-	191	-	-	-	765	115	-
2.7%	-	-	-	-	-	92	1,330	-
2.75%	-	-	-	-	-	535	350	-
2.8%	-	140	-	-	-	23	2,061	-
2.85%	-	-	-	-	-	-	5	-
2.9%	-	-	-	-	-	-	408	-
2.95%	-	-	-	-	-	-	423	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	38	-

	$4,730,952	$166,459	$818,222	$2,166,271	$4,476,721	$1,020,117	$1,577,662	$64,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2

0.45%	$3	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	142	-	603	-	428	6,088	-
0.85%	-	-	-	-	-	-	-	344
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	235
1.05%	-	-	-	-	-	-	-	1,372
1.1%	12,799	-	32,930	-	723	-	-	5,579
1.15%	60,600	-	152,977	-	13,218	-	-	86,923
1.2%	30	-	1,099	-	162	-	-	5,877
1.25%	1,369	-	10,377	-	1,272	-	-	20,236
1.3%	457	70,697	2,014	49,183	-	114,768	3,376,018	4,151
1.35%	10,756	-	23,779	-	15,121	-	-	15,285
1.4%	3,566	8,980	7,817	5,991	41	51,743	873,460	6,666
1.45%	37,055	-	54,490	-	4,217	-	-	26,384
1.5%	9,724	-	9,104	-	2,414	-	-	19,548
1.55%	73,856	-	185,369	-	31,431	-	-	79,676
1.6%	8,885	-	9,657	-	1,182	-	-	5,720
1.65%	18,323	-	31,440	-	6,492	-	-	37,164
1.7%	4,737	-	9,426	-	1,932	-	-	10,441
1.75%	130,914	-	374,394	-	70,394	-	-	79,690
1.8%	20,502	-	12,702	-	2,093	-	-	48,178
1.85%	13,732	-	5,107	-	1,161	-	-	13,218
1.9%	1,423	-	7,934	-	743	-	-	5,769
1.95%	18,209	-	66,667	-	12,130	-	-	18,030
2%	68,874	-	90,480	-	5,908	-	-	22,621
2.05%	1,776	-	7,943	-	8,952	-	-	23,300
2.1%	36,008	-	14,190	-	6,016	-	-	11,996
2.15%	134,472	-	103,715	-	36,351	-	-	19,374
2.2%	15,351	-	25,330	-	399	-	-	7,167
2.25%	11,231	-	2,947	-	9,708	-	-	6,025
2.3%	3,003	-	2,347	-	11,047	-	-	4,559
2.35%	173,344	-	65,113	-	24,318	-	-	9,036
2.4%	3,297	-	13,579	-	4,742	-	-	6,642
2.45%	9,960	-	2,214	-	3,042	-	-	5,436
2.5%	1,042	-	1,892	-	859	-	-	5,379
2.55%	9,950	-	5,474	-	7,192	-	-	3,821
2.6%	1,592	-	858	-	37	-	-	1,130
2.65%	-	-	-	-	-	-	-	576
2.7%	1,672	-	-	-	555	-	-	132
2.75%	-	-	23	-	-	-	-	215
2.8%	-	-	-	-	-	-	-	724
2.85%	-	-	78	-	-	-	-	489
2.9%	-	-	1,468	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	58
3%	-	-	-	-	-	-	-	121
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$898,512	$79,819	$1,334,934	$55,777	$283,852	$166,939	$4,255,566	$619,287

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.45%	$-	$-	$2	$-	$3	$-	$-	$-
0.65%	-	-	1,039	-	-	-	-	-
0.75%	-	-	5,112	-	274	-	-	-
0.8%	247	1,187	-	1,475	-	361	1,108	-
0.85%	-	-	10,104	-	3,383	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	1,484	-	1,100	-	-	-
1.05%	-	-	2,282	-	3,318	-	-	-
1.1%	-	-	72,963	-	22,110	-	-	919
1.15%	-	-	804,100	-	343,195	-	-	17,068
1.2%	-	-	5,827	-	2,891	-	-	-
1.25%	-	-	81,466	-	61,238	-	-	6,686
1.3%	185,039	220,478	10,050	176,904	7,079	699,368	351,453	1,135
1.35%	-	-	188,283	-	118,622	-	-	-
1.4%	98,121	104,162	77,390	50,397	26,609	176,820	76,691	1,902
1.45%	-	-	149,760	-	87,130	-	-	2,711
1.5%	-	-	125,787	-	81,061	-	-	3,907
1.55%	-	-	637,378	-	320,570	-	-	4,140
1.6%	-	-	30,161	-	33,364	-	-	537
1.65%	-	-	230,921	-	126,974	-	-	3,374
1.7%	-	-	96,535	-	50,329	-	-	3,193
1.75%	-	-	1,494,992	-	367,006	-	-	912
1.8%	-	-	215,819	-	146,275	-	-	4,378
1.85%	-	-	72,766	-	47,177	-	-	696
1.9%	-	-	34,716	-	31,412	-	-	362
1.95%	-	-	188,961	-	61,994	-	-	650
2%	-	-	528,542	-	95,908	-	-	270
2.05%	-	-	71,484	-	71,514	-	-	508
2.1%	-	-	110,890	-	50,367	-	-	327
2.15%	-	-	344,251	-	85,245	-	-	274
2.2%	-	-	110,669	-	28,785	-	-	-
2.25%	-	-	200,992	-	42,555	-	-	28
2.3%	-	-	32,818	-	29,391	-	-	147
2.35%	-	-	1,205,321	-	87,753	-	-	-
2.4%	-	-	107,275	-	23,426	-	-	-
2.45%	-	-	59,198	-	11,323	-	-	-
2.5%	-	-	33,615	-	26,354	-	-	-
2.55%	-	-	88,498	-	9,582	-	-	-
2.6%	-	-	56,804	-	7,086	-	-	-
2.65%	-	-	3,315	-	1,459	-	-	-
2.7%	-	-	22,060	-	2,652	-	-	-
2.75%	-	-	10,236	-	2,639	-	-	-
2.8%	-	-	2,847	-	8,097	-	-	-
2.85%	-	-	856	-	-	-	-	-
2.9%	-	-	8,460	-	1,253	-	-	-
2.95%	-	-	719	-	276	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	568	-	-	-	-	-
3.1%	-	-	566	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	45	-	-	-	-	-
3.25%	-	-	478	-	-	-	-	-
3.3%	-	-	-	-	38	-	-	-

	$283,407	$325,827	$7,538,405	$228,776	$2,528,817	$876,549	$429,252	$54,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	205	-	-	145
0.75%	26	-	-	-	950	-	-	823
0.8%	-	860	424	-	1,241	273	-	832
0.85%	46	-	-	-	2,121	-	-	2,408
0.9%	-	-	-	-	-	-	-	-
0.95%	439	-	255	1,666	3,052	232	296	1,870
1.05%	788	-	1,305	1,681	2,663	696	31	2,186
1.1%	7,347	-	15,457	5,769	20,444	3,005	832	32,603
1.15%	93,247	-	154,402	114,521	191,339	44,327	11,800	306,533
1.2%	959	-	2,146	4,581	9,715	219	548	3,443
1.25%	13,183	-	23,356	43,421	29,511	4,850	7,320	28,081
1.3%	1,821	60,942	142,197	2,455	63,802	49,623	150	35,396
1.35%	24,036	-	80,771	35,894	61,144	15,623	-	77,886
1.4%	6,346	16,028	90,461	11,542	39,567	20,161	2,683	35,988
1.45%	30,844	-	40,653	30,913	53,200	12,938	3,983	67,474
1.5%	25,840	-	46,924	43,942	41,009	14,612	5,500	71,902
1.55%	102,319	-	190,317	151,315	184,083	65,267	12,516	321,896
1.6%	5,639	-	20,529	14,267	11,734	5,596	6,990	19,796
1.65%	21,907	-	70,860	80,919	50,872	15,082	2,955	83,628
1.7%	26,692	-	21,411	15,566	24,720	10,919	2,371	47,471
1.75%	84,271	-	225,017	92,002	336,195	49,686	1,641	641,725
1.8%	54,040	-	84,245	66,289	70,902	27,214	7,475	93,397
1.85%	14,740	-	19,027	30,329	27,588	5,957	1,067	37,369
1.9%	10,854	-	2,647	13,547	8,117	2,408	1,650	17,464
1.95%	16,130	-	27,840	25,068	55,346	14,979	1,530	95,557
2%	37,068	-	58,241	42,006	105,855	11,812	761	173,724
2.05%	3,992	-	4,184	52,083	17,837	1,654	1,045	30,219
2.1%	11,648	-	19,310	33,267	30,701	23,884	1,612	48,196
2.15%	8,759	-	20,614	29,185	76,982	8,081	844	130,749
2.2%	6,549	-	5,934	27,127	26,461	2,153	-	39,120
2.25%	3,426	-	7,770	19,141	28,111	826	422	49,909
2.3%	7,125	-	5,791	18,177	10,580	4,270	-	23,950
2.35%	21,487	-	9,633	22,868	206,762	110	-	343,117
2.4%	1,985	-	2,326	3,529	18,621	1,070	-	36,727
2.45%	4,213	-	2,133	5,979	11,255	5,194	-	17,845
2.5%	8,943	-	811	6,859	9,504	399	-	33,629
2.55%	1,399	-	4,183	2,371	16,592	1,413	-	26,286
2.6%	2,198	-	1,045	4,536	9,883	-	-	20,574
2.65%	660	-	-	857	474	218	-	783
2.7%	1,062	-	121	1,487	4,303	19	-	7,608
2.75%	158	-	377	1,282	884	58	-	2,357
2.8%	10,422	-	176	604	543	492	-	1,698
2.85%	380	-	-	22	159	-	-	824
2.9%	-	-	-	131	1,084	-	-	1,800
2.95%	57	-	650	125	146	-	-	476
3%	-	-	-	63	-	-	-	-
3.05%	-	-	-	-	191	-	-	340
3.1%	-	-	-	-	176	-	-	317
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	14	-	-	25
3.25%	-	-	-	-	72	-	-	95
3.3%	-	-	-	-	-	-	-	27

	$673,045	$77,830	$1,403,543	$1,057,386	$1,866,710	$425,320	$76,022	$3,016,268

	FTVGI3	FTVFA2	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	273	-	1,113	407	21	-	1,655	53
0.85%	257	143	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	598	-	-	-	222	363	-	1
1.05%	1,429	81	-	-	102	936	-	-
1.1%	5,035	1,245	-	-	679	91	-	2,163
1.15%	142,100	6,090	-	-	7,483	7,696	-	8,755
1.2%	404	-	-	-	-	-	-	14
1.25%	20,711	966	-	-	1,310	3,667	-	1,691
1.3%	174,145	10,436	441,619	45,056	5,269	101	386,838	5,443
1.35%	49,781	5,337	-	-	2,284	-	-	5,540
1.4%	69,304	2,052	78,622	18,934	3,176	936	230,534	2,112
1.45%	67,681	925	-	-	2,377	4,801	-	2,437
1.5%	42,653	3,721	-	-	1,471	1,304	-	1,157
1.55%	112,676	22,967	-	-	11,886	6,653	-	11,976
1.6%	9,212	8,756	-	-	1,253	469	-	912
1.65%	71,222	1,833	-	-	2,214	3,434	-	3,730
1.7%	11,731	1,548	-	-	1,142	1,138	-	1,407
1.75%	99,113	19,816	-	-	14,852	1,526	-	11,704
1.8%	67,425	928	-	-	2,525	4,072	-	3,047
1.85%	13,473	1,711	-	-	1,262	851	-	1,265
1.9%	3,503	28	-	-	111	670	-	42
1.95%	12,526	671	-	-	2,723	422	-	3,900
2%	43,571	2,575	-	-	2,806	82	-	2,518
2.05%	4,380	13	-	-	326	677	-	1,335
2.1%	9,719	-	-	-	1,738	116	-	453
2.15%	14,442	246	-	-	1,261	176	-	4,483
2.2%	6,217	306	-	-	1,057	359	-	405
2.25%	3,428	-	-	-	190	41	-	877
2.3%	3,478	430	-	-	1,075	400	-	541
2.35%	1,205	163	-	-	1,666	-	-	3,186
2.4%	817	-	-	-	6	47	-	358
2.45%	1,925	-	-	-	13	141	-	281
2.5%	292	-	-	-	-	-	-	129
2.55%	1,196	216	-	-	68	-	-	100
2.6%	319	-	-	-	-	-	-	195
2.65%	1,192	1,155	-	-	-	-	-	-
2.7%	273	-	-	-	-	-	-	-
2.75%	1,129	-	-	-	-	-	-	-
2.8%	2,021	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	13
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,070,856	$94,358	$521,354	$64,397	$72,568	$41,169	$619,027	$82,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMFAS	AMSRS	OVMS	OVCAFS	OVGR	OVB	OVGS3	OVGS4

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	29
0.8%	54	64	978	-	1,232	1,056	953	-
0.85%	-	-	-	-	-	-	-	7
0.9%	-	-	-	-	-	-	-	-
0.95%	181	5,746	-	577	-	-	-	7,374
1.05%	175	3,597	-	407	-	-	-	4,662
1.1%	224	5,277	-	2,856	-	-	-	6,196
1.15%	4,000	51,373	-	86,009	-	-	-	177,723
1.2%	35	-	-	2,033	-	-	-	1,459
1.25%	2,231	6,384	-	25,775	-	-	-	36,795
1.3%	3,217	44,390	448,664	824	427,685	355,552	641,990	1,175
1.35%	1,427	12,089	-	15,615	-	-	-	76,969
1.4%	2,371	10,877	213,054	5,273	129,604	216,741	128,067	15,808
1.45%	3,128	10,651	-	30,715	-	-	-	54,095
1.5%	1,822	13,315	-	22,633	-	-	-	31,734
1.55%	7,720	32,792	-	79,380	-	-	-	123,214
1.6%	1,476	3,227	-	6,644	-	-	-	10,203
1.65%	4,404	19,243	-	38,750	-	-	-	64,120
1.7%	1,609	2,140	-	10,285	-	-	-	9,380
1.75%	7,597	66,715	-	58,124	-	-	-	79,692
1.8%	1,738	12,506	-	43,393	-	-	-	42,192
1.85%	1,003	6,945	-	11,119	-	-	-	12,755
1.9%	862	6,789	-	4,014	-	-	-	3,769
1.95%	2,697	4,274	-	12,416	-	-	-	15,051
2%	2,451	6,687	-	22,204	-	-	-	18,366
2.05%	1,889	7,225	-	15,096	-	-	-	4,492
2.1%	843	5,983	-	10,050	-	-	-	12,544
2.15%	1,368	4,733	-	18,486	-	-	-	5,819
2.2%	1,257	6,449	-	8,786	-	-	-	15,901
2.25%	236	1,886	-	8,681	-	-	-	1,866
2.3%	294	5,252	-	7,150	-	-	-	2,334
2.35%	1,512	5,043	-	12,779	-	-	-	1,907
2.4%	761	5,755	-	5,952	-	-	-	3,015
2.45%	22	193	-	1,547	-	-	-	129
2.5%	92	1,656	-	5,162	-	-	-	152
2.55%	41	385	-	1,563	-	-	-	-
2.6%	-	484	-	744	-	-	-	-
2.65%	-	218	-	32	-	-	-	3
2.7%	-	367	-	171	-	-	-	130
2.75%	-	235	-	-	-	-	-	-
2.8%	23	101	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	117	-	-	-	-
2.95%	-	41	-	83	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$58,760	$371,087	$662,696	$575,445	$558,521	$573,349	$771,010	$841,060

	OVGS	OVGSS	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	562
0.75%	-	-	-	-	-	-	-	2,468
0.8%	1,078	-	138	-	16	-	150	-
0.85%	-	-	-	-	-	-	-	5,627
0.9%	-	-	-	-	-	-	-	-
0.95%	-	6	-	155	-	504	-	970
1.05%	-	185	-	146	-	529	-	733
1.1%	-	1,528	-	757	-	217	-	43,745
1.15%	-	23,714	-	12,216	-	7,598	-	402,617
1.2%	-	949	-	-	-	238	-	4,256
1.25%	-	27,450	-	2,506	-	3,268	-	39,600
1.3%	1,036,145	2,425	3,440	-	442	-	135,179	5,506
1.35%	-	-	-	5,149	-	2,338	-	96,107
1.4%	575,111	2,561	653	558	171	1,663	32,343	43,340
1.45%	-	9,159	-	8,092	-	2,948	-	69,838
1.5%	-	6,710	-	2,143	-	1,345	-	72,485
1.55%	-	19,132	-	17,657	-	10,004	-	408,337
1.6%	-	750	-	560	-	419	-	15,093
1.65%	-	12,322	-	2,589	-	3,266	-	130,957
1.7%	-	1,960	-	1,100	-	858	-	65,353
1.75%	-	4,306	-	14,981	-	3,197	-	999,769
1.8%	-	17,318	-	13,863	-	7,262	-	138,562
1.85%	-	3,984	-	1,307	-	1,114	-	42,461
1.9%	-	2,266	-	1,372	-	592	-	13,912
1.95%	-	1,226	-	1,208	-	238	-	133,501
2%	-	860	-	5,664	-	1,665	-	308,007
2.05%	-	1,546	-	125	-	568	-	49,361
2.1%	-	2,334	-	1,048	-	1,283	-	69,203
2.15%	-	1,036	-	959	-	234	-	264,791
2.2%	-	-	-	1,514	-	910	-	62,825
2.25%	-	124	-	116	-	188	-	88,460
2.3%	-	210	-	275	-	24	-	14,425
2.35%	-	-	-	855	-	91	-	681,441
2.4%	-	-	-	196	-	-	-	68,759
2.45%	-	-	-	1,144	-	194	-	34,117
2.5%	-	-	-	-	-	-	-	11,956
2.55%	-	-	-	84	-	-	-	56,070
2.6%	-	-	-	-	-	-	-	32,278
2.65%	-	-	-	-	-	-	-	2,527
2.7%	-	-	-	19	-	34	-	14,144
2.75%	-	-	-	281	-	-	-	4,905
2.8%	-	-	-	2,786	-	-	-	1,801
2.85%	-	-	-	-	-	-	-	706
2.9%	-	-	-	-	-	-	-	3,772
2.95%	-	-	-	-	-	-	-	571
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	383
3.1%	-	-	-	-	-	-	-	626
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	50
3.25%	-	-	-	-	-	-	-	224
3.3%	-	-	-	-	-	-	-	-

	$1,612,334	$144,061	$4,231	$101,425	$629	$52,789	$167,672	$4,507,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVSC	OVSCS	OVAG	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	97	-	-	-	-	-	96
0.75%	-	494	-	-	-	-	-	593
0.8%	181	-	338	-	-	-	-	381
0.85%	-	1,169	-	-	-	-	-	1,075
0.9%	-	-	-	-	-	-	-	-
0.95%	-	1,238	-	-	-	20	-	4,604
1.05%	-	2,029	-	79	-	-	-	623
1.1%	-	17,275	-	398	-	-	-	15,741
1.15%	-	164,528	-	7,772	1,650	3,144	298	151,515
1.2%	-	1,221	-	-	-	-	-	938
1.25%	-	18,040	-	1,716	732	2,827	3,313	10,773
1.3%	36,365	1,878	82,585	-	-	-	-	48,652
1.35%	-	50,265	-	1,257	-	350	974	35,244
1.4%	8,473	15,016	13,290	241	887	239	-	33,925
1.45%	-	36,857	-	1,507	572	1,188	-	23,851
1.5%	-	27,651	-	1,683	1,104	934	14	26,880
1.55%	-	179,703	-	8,506	1,288	2,962	40	167,953
1.6%	-	9,770	-	623	26	850	462	7,745
1.65%	-	62,448	-	8,362	385	3,789	238	40,273
1.7%	-	21,473	-	518	51	278	-	22,182
1.75%	-	329,115	-	3,538	529	2,243	36	302,800
1.8%	-	68,471	-	2,053	1,147	2,288	344	42,939
1.85%	-	16,319	-	1,386	379	436	82	21,137
1.9%	-	7,954	-	492	-	223	-	5,586
1.95%	-	50,868	-	773	-	237	379	39,661
2%	-	109,641	-	2,174	-	1,564	-	107,260
2.05%	-	13,278	-	2,997	460	1,798	-	14,099
2.1%	-	33,879	-	1,495	64	244	682	30,742
2.15%	-	82,735	-	2,104	-	65	-	85,305
2.2%	-	20,362	-	285	-	99	-	24,831
2.25%	-	25,700	-	1,836	-	1,037	-	28,497
2.3%	-	6,298	-	340	-	686	-	8,378
2.35%	-	212,767	-	609	-	532	-	184,072
2.4%	-	20,476	-	249	298	221	-	24,639
2.45%	-	11,911	-	181	-	586	-	10,231
2.5%	-	5,077	-	460	-	396	-	4,817
2.55%	-	17,461	-	-	-	-	-	15,303
2.6%	-	9,027	-	265	-	330	-	8,449
2.65%	-	712	-	-	-	-	-	593
2.7%	-	3,962	-	-	-	178	-	3,984
2.75%	-	1,251	-	-	-	-	-	1,591
2.8%	-	8,046	-	76	-	62	-	740
2.85%	-	178	-	-	-	-	-	192
2.9%	-	1,172	-	-	-	-	-	1,249
2.95%	-	144	-	-	-	-	-	237
3%	-	-	-	-	-	-	-	-
3.05%	-	115	-	-	-	-	-	117
3.1%	-	192	-	-	-	-	-	205
3.15%	-	-	-	-	-	-	-	-
3.2%	-	15	-	-	-	-	-	16
3.25%	-	70	-	-	-	-	-	63
3.3%	-	27	-	-	-	-	-	-

	$45,019	$1,668,375	$96,213	$53,975	$9,572	$29,806	$6,862	$1,560,777

	TREI2	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	176	353	24	52	832	874	1,626	2,291
0.85%	40	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1,490	862	-	-	-	-	-	-
1.05%	2,050	1,044	-	-	-	-	-	-
1.1%	11,006	3,335	-	-	-	-	-	-
1.15%	120,883	56,910	-	-	-	-	-	-
1.2%	869	382	-	-	-	-	-	-
1.25%	11,856	3,697	-	-	-	-	-	-
1.3%	71,928	35,136	62,296	129,972	140,733	161,340	261,364	280,057
1.35%	42,565	12,821	-	-	-	-	-	-
1.4%	31,266	18,738	33,603	56,115	37,772	63,380	80,141	98,718
1.45%	39,136	18,558	-	-	-	-	-	-
1.5%	23,926	11,432	-	-	-	-	-	-
1.55%	143,171	29,155	-	-	-	-	-	-
1.6%	6,136	4,908	-	-	-	-	-	-
1.65%	34,958	11,871	-	-	-	-	-	-
1.7%	14,071	7,909	-	-	-	-	-	-
1.75%	201,851	66,182	-	-	-	-	-	-
1.8%	35,603	13,758	-	-	-	-	-	-
1.85%	18,736	8,161	-	-	-	-	-	-
1.9%	8,495	1,464	-	-	-	-	-	-
1.95%	20,322	5,316	-	-	-	-	-	-
2%	31,367	13,776	-	-	-	-	-	-
2.05%	7,011	9,686	-	-	-	-	-	-
2.1%	20,943	10,817	-	-	-	-	-	-
2.15%	32,294	10,635	-	-	-	-	-	-
2.2%	17,560	10,911	-	-	-	-	-	-
2.25%	15,416	11,497	-	-	-	-	-	-
2.3%	8,445	892	-	-	-	-	-	-
2.35%	32,095	21,945	-	-	-	-	-	-
2.4%	3,778	2,995	-	-	-	-	-	-
2.45%	2,929	1,584	-	-	-	-	-	-
2.5%	16,750	1,163	-	-	-	-	-	-
2.55%	1,818	641	-	-	-	-	-	-
2.6%	4,775	5,687	-	-	-	-	-	-
2.65%	536	53	-	-	-	-	-	-
2.7%	1,058	172	-	-	-	-	-	-
2.75%	64	1,421	-	-	-	-	-	-
2.8%	4,938	308	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	57	615	-	-	-	-	-	-
2.95%	207	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	38	-	-	-	-	-	-	-

	$1,042,613	$416,790	$95,923	$186,139	$179,337	$225,594	$343,131	$381,066

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRASP	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB

0.45%	$2	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	31	-	-	-	-	79	-	-
0.8%	28	145	-	-	1,451	7	-	-
0.85%	-	-	-	-	-	689	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	1	-	-	-	-	72	-	-
1.05%	135	-	-	-	-	-	-	-
1.1%	780	-	-	-	-	606	88	-
1.15%	12,585	-	-	70	-	4,813	-	286
1.2%	-	-	-	-	-	-	-	-
1.25%	2,608	-	-	-	-	150	-	754
1.3%	18,279	191,648	-	-	928,937	8,411	-	-
1.35%	5,336	-	-	-	-	647	-	-
1.4%	6,500	68,233	-	1,032	292,273	5,116	-	-
1.45%	12,162	-	-	-	-	2,596	-	-
1.5%	13,613	-	-	-	-	939	-	-
1.55%	14,035	-	-	-	-	3,799	-	-
1.6%	1,443	-	-	-	-	802	-	-
1.65%	5,226	-	-	-	-	1,233	-	-
1.7%	4,072	-	-	-	-	93	-	-
1.75%	16,861	-	71	-	-	6,750	-	-
1.8%	11,728	-	-	-	-	1,520	-	-
1.85%	254	-	-	-	-	356	-	-
1.9%	193	-	185	-	-	63	-	-
1.95%	2,875	-	-	-	-	1,404	-	-
2%	6,986	-	175	-	-	1,252	-	-
2.05%	494	-	-	-	-	911	-	-
2.1%	5,111	-	454	-	-	323	-	-
2.15%	1,596	-	-	-	-	131	-	-
2.2%	7,814	-	954	-	-	170	-	-
2.25%	807	-	-	-	-	16	-	-
2.3%	2,079	-	-	-	-	1,818	-	-
2.35%	226	-	-	-	-	862	-	-
2.4%	243	-	-	-	-	11	-	-
2.45%	226	-	-	-	-	115	-	-
2.5%	-	-	-	-	-	59	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	6	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	17	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$154,352	$260,026	$1,839	$1,102	$1,222,661	$45,813	$88	$1,040

	WIEP	WVCP	BF	VFLG2	VFLV2	MBVAG2	MBVCG2	SGRF

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	127	41	20	-	-	-	-	51
0.85%	-	-	-	-	-	-	-	-
0.9%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,067	1,084	96	157	-
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	680	950	-	-	-
1.3%	71,130	12,360	6,921	-	-	-	-	15,365
1.35%	-	-	-	11	166	253	35	-
1.4%	67,997	5,762	1,741	26	21	-	-	4,030
1.45%	-	-	-	126	120	-	-	-
1.5%	-	-	-	190	108	-	-	-
1.55%	-	-	-	4	3	-	531	-
1.6%	-	-	-	-	142	-	-	-
1.65%	-	-	-	225	162	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	56	660	142	15	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	7	119	-	-
1.9%	-	-	-	168	-	-	164	-
1.95%	-	-	-	20	104	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	60	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	17	-	-	-
2.25%	-	-	-	-	14	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	43	43	-	-	-
2.4%	-	-	-	-	36	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$139,254	$18,163	$8,682	$2,676	$3,637	$610	$902	$19,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SGRF2	JPMCVP	PISVP1

0.45%	$-	$-	$-
0.65%	-	-	-
0.75%	-	-	-
0.8%	-	8	-
0.85%	-	-	-
0.9%	-	-	-
0.95%	600	-	837
1.05%	350	-	809
1.1%	1,162	-	-
1.15%	12,455	-	-
1.2%	97	-	-
1.25%	2,761	-	-
1.3%	-	15,663	-
1.35%	4,330	-	-
1.4%	750	6,278	-
1.45%	2,254	-	-
1.5%	2,662	-	-
1.55%	11,090	-	-
1.6%	525	-	-
1.65%	6,655	-	-
1.7%	2,079	-	-
1.75%	16,923	-	-
1.8%	3,066	-	-
1.85%	2,081	-	-
1.9%	1,025	-	-
1.95%	2,697	-	-
2%	3,100	-	-
2.05%	1,023	-	-
2.1%	1,806	-	-
2.15%	2,464	-	-
2.2%	1,169	-	-
2.25%	1,924	-	-
2.3%	1,157	-	-
2.35%	2,017	-	-
2.4%	806	-	-
2.45%	647	-	-
2.5%	801	-	-
2.55%	149	-	-
2.6%	98	-	-
2.65%	54	-	-
2.7%	75	-	-
2.75%	143	-	-
2.8%	29	-	-
2.85%	-	-	-
2.9%	47	-	-
2.95%	-	-	-
3%	-	-	-
3.05%	-	-	-
3.1%	-	-	-
3.15%	-	-	-
3.2%	-	-	-
3.25%	-	-	-
3.3%	-	-	-

	$91,071	$21,949	$1,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $948,657,740 and $311,309,289, respectively, and total transfers from the Account to the fixed account were $269,451,440 and $314,743,184, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,137,915 and $15,745,223 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $67,645,662 and $36,092,569 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $2,275,248 and $3,684,202 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$21,471,659,903	0	$21,471,659,903
Net Accounts Payable of $379,603 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$27,179	$37,461
MidCap Growth Portfolio - Class S Shares (ALMCS)	50,700	73,298
Growth Fund - Class 1 (AFGF)	87,997	2,163,998
High-Income Bond Fund - Class 1 (AFHY)	1,783,362	1,743,327
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	130,512	284,092
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	27,241,774	112,237
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,695,637	12,797
U.S. Equity Flex I Portfolio (WSCP)	453,217	5,221,026
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	5,514,916	826,517
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,553,690	1,486,052
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	26,027,837	10,247,700
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	1,845,108	1,108,823
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	235,581
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)	401,916	6,125,155
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	32,189,143	45,117,539
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	370,478	1,074,967
Investors Growth Stock Series - Service Class (MIGSC)	318,590	2,663,853
Value Series - Service Class (MVFSC)	216,928,338	26,879,168
Core Plus Fixed Income Portfolio - Class I (MSVFI)	879,920	2,120,335
Core Plus Fixed Income Portfolio - Class II (MSVF2)	15,542,035	238,291,422
Emerging Markets Debt Portfolio - Class I (MSEM)	350,088	1,114,574
Emerging Markets Debt Portfolio - Class II (MSEMB)	101,811	394,528
U.S. Real Estate Portfolio - Class I (MSVRE)	4,505,597	131,712,391
U.S. Real Estate Portfolio - Class II (MSVREB)	3,567,626	104,829,383
Managed Allocation Fund - Moderate Growth II (VFMG2)	194,597	2,416,970
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,921,567	127,007
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	72,725	3,354
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	4,207,269	86,853
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	478,757,985	6,714,490
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

American Funds NVIT Bond Fund - Class II (GVABD2)	196,133,350	30,476,261
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	26,462,081	9,301,151
American Funds NVIT Growth Fund - Class II (GVAGR2)	39,538,398	33,772,715
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)	193,769,335	38,243,455
Federated NVIT High Income Bond Fund - Class I (HIBF)	883,943	2,692,236
Federated NVIT High Income Bond Fund - Class III (HIBF3)	42,996,095	23,191,710
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	14,921	152,013
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	22,289	716,543
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	3,803,338	12,488,282
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	13,385,575	24,601,198
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	13,389	100,568
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	462,841	3,961,535
Gartmore NVIT International Equity Fund - Class I (GIG)	717	11,986
Gartmore NVIT International Equity Fund - Class III (GIG3)	20,588,498	9,346,355
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	12,667,103	2,602,729
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	176,666	1,766,530
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	554,318	41,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	101,422,422	9,555,308
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	9,319,113	1,019,071
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	377,047	1,093,320
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	39,348,050	121,416,175
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	4,992,615	1,245,789
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	227,738,847	-
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	368,946,092	7,796,211
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	158,009,241	22,933,901
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	338,322,793	3,756,267
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	59,299,165	15,750,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	124,205,656	2,406,116
NVIT Core Bond Fund - Class I (NVCBD1)	3,329,612	778,312
NVIT Core Bond Fund - Class II (NVCBD2)	207,593,786	6,377,399
NVIT Core Plus Bond Fund - Class II (NVLCP2)	12,629,477	1,450,195
NVIT Fund - Class I (TRF)	2,204,042	42,051,699
NVIT Fund - Class II (TRF2)	43,692,924	190,496,946
NVIT Global Financial Services Fund - Class II (GVGF2)	5,557	202,077
NVIT Global Financial Services Fund - Class III (GVGFS)	828,041	2,320,165
NVIT Government Bond Fund - Class I (GBF)	102,389,387	193,830,516
NVIT Growth Fund - Class I (CAF)	637,153	5,757,065
NVIT Health Sciences Fund - Class II (GVGH2)	9,251	363,938
NVIT Health Sciences Fund - Class III (GVGHS)	1,248,999	2,873,781
NVIT Health Sciences Fund - Class VI (GVGH6)	4,974,580	11,188,503
NVIT International Index Fund - Class VIII (GVIX8)	5,105,940	3,126,233
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	26,194,057	79,515,968
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	57,159,279	284,170
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	110,377,865	238,560
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	93,631,922	22,349,423
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	193,429,827	47,100,922
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	106,428,362	125,896,451
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	90,066,915	31,178,663
NVIT Leaders Fund - Class III (GVUSL)	233,654	2,087,564
NVIT Mid Cap Index Fund - Class I (MCIF)	12,514,356	15,666,531
NVIT Money Market Fund - Class I (SAM)	167,202,107	356,514,536
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	44,049,770	4,178,716
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	30,908,969	47,913,327
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	17,307	476,427
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	646,866	7,072,563
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	9,074,945	215,291,346
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,330,392	289,092
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	140,163,991	8,368,642
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	34,287,100	3,479,865
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	188,960,239	14,145,299
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	69,321,024	27,669,545
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	194,449,153	111,923,272
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	560,944	1,511,482
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	1,572,324	2,992,319
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	821,383	15,120,188
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	7,217,945	6,528,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)	812,421	24,859,561
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,933,168	75,167,707
NVIT Multi-Sector Bond Fund - Class I (MSBF)	28,530,698	13,520,742
NVIT Short Term Bond Fund - Class II (NVSTB2)	67,812,111	8,178,249
NVIT Technology & Communications Fund - Class I (GGTC)	-	33,764
NVIT Technology & Communications Fund - Class II (GGTC2)	203	192,747
NVIT Technology & Communications Fund - Class III (GGTC3)	2,928,863	2,604,832
NVIT Technology & Communications Fund - Class VI (GGTC6)	8,936,837	5,008,331
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	2,313,910	6,771,213
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	220,293	2,076,356
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	607,318	28,615
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,540,129	10,284
Templeton NVIT International Value Fund - Class III (NVTIV3)	276,548,540	16,487,470
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	26,758,321	87,558,706
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	59,521,390	8,181,371
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	46,023,110	4,814,980
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	60,472,294	195,027,247
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,239,927	3,928,409
Low Duration Portfolio - Advisor Class (PMVLAD)	157,223,712	1,888,980
V.I. Basic Value Fund - Series II (AVBV2)	5,197,348	54,104,447
V.I. Capital Appreciation Fund - Series II (AVCA2)	380,583	2,265,545
V.I. Capital Development Fund - Series II (AVCD2)	3,302,544	4,921,525
VPS Growth and Income Portfolio - Class B (ALVGIB)	445,621	3,384,502
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	10,673,594	9,504,551
Money Market Portfolio(TM) (CHSMM)	5,624,708	14,273,632
VP Balanced Fund - Class I (ACVB)	2,631,236	11,264,360
VP Capital Appreciation Fund - Class I (ACVCA)	1,007,453	80,414,705
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

VP Income & Growth Fund - Class I (ACVIG)	1,143,862	4,765,828
VP Income & Growth Fund - Class II (ACVIG2)	416,775	1,830,936
VP Inflation Protection Fund - Class II (ACVIP2)	39,498,065	19,891,943
VP International Fund - Class I (ACVI)	643,190	30,970,641
VP International Fund - Class II (ACVI2)	62,553	2,005,635
VP International Fund - Class III (ACVI3)	608,136	20,449,702
VP International Fund - Class IV (ACVI4)	898,274	16,952,540
VP Mid Cap Value Fund - Class I (ACVMV1)	2,151,611	3,024,541
VP Mid Cap Value Fund - Class II (ACVMV2)	12,702,465	14,335,556
VP Ultra(R) Fund - Class I (ACVU1)	245,228	3,341,764
VP Ultra(R) Fund - Class II (ACVU2)	355,923	13,415,914
VP Value Fund - Class I (ACVV)	3,749,878	24,932,444
VP Value Fund - Class II (ACVV2)	8,954,439	24,312,545
VP Vista(SM) Fund - Class I (ACVVS1)	274,044	7,311,762
VP Vista(SM) Fund - Class II (ACVVS2)	1,655,731	24,586,821
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	12,495,367	13,772,890
Stock Index Fund, Inc. - Initial Shares (DSIF)	20,870,934	45,165,677
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,809,629	13,676,754
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	626,132	8,955,913
Appreciation Portfolio - Initial Shares (DCAP)	3,670,042	6,102,630
Appreciation Portfolio - Service Shares (DCAPS)	6,757,040	5,391,672
Developing Leaders Portfolio - Service Shares (DVDLS)	121,999	556,212
Growth and Income Portfolio - Initial Shares (DGI)	344,989	3,302,709
Capital Appreciation Fund II - Service Shares (FCA2S)	167,460	693,838
Clover Value Fund II - Service Shares (FALFS)	148,267	579,921
Market Opportunity Fund II - Service Shares (FVMOS)	7,218,026	8,921,426
Quality Bond Fund II - Primary Shares (FQB)	3,595,513	4,060,892
Quality Bond Fund II - Service Shares (FQBS)	8,586,233	10,086,643
Contrafund Portfolio - Service Class 2 (FC2)	3,998,865	59,507,123
Equity-Income Portfolio - Initial Class (FEIP)	7,999,171	115,171,212
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	1,361,459	5,105,611
High Income Portfolio - Initial Class (FHIP)	4,664,584	18,234,702
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,222,343	39,592,717
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	5,243,013	83,972,272
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	12,373,475	21,613,686
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	11,831,395	21,270,051
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,358,162	2,023,663
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	14,256,034	4,084,222
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,169,005	2,393,556
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	38,959,787	2,447,866
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,465,205	876,697
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	2,905,927	2,059,482
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	559,899	2,358,464
VIP Fund - Growth Portfolio - Initial Class (FGP)	1,675,580	88,215,017
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	5,261,242	9,777,131
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	15,493,131	12,506,381
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	13,487,016	4,874,720
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	152,350,158	68,799,555
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	6,541,878	5,659,276
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	20,785,787	26,726,833
VIP Fund - Overseas Portfolio - Initial Class (FOP)	1,602,548	12,662,009
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,287,932	9,623,212
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	78,358	1,257,031
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	12,317,310	7,952,532
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	2,434,077	5,955,144
Franklin Income Securities Fund - Class 2 (FTVIS2)	18,195,558	15,505,871
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	1,381,031	13,103,391
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	118,050,798	47,393,973
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	7,879,432	10,825,909
Templeton Foreign Securities Fund - Class 2 (TIF2)	407,879	1,148,757
Templeton Foreign Securities Fund - Class 3 (TIF3)	42,929,803	376,185,552
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	24,374,364	19,056,704
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,020,726	1,240,492
Growth Portfolio - I Class Shares (AMTG)	202,145	59,879,745
Guardian Portfolio - I Class Shares (AMGP)	307,608	10,559,413
International Portfolio - S Class Shares (AMINS)	436,309	14,042,261
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	263,838	7,061,957
Partners Portfolio- I Class Shares (AMTP)	3,339,514	139,570,174
Regency Portfolio - S Class Shares (AMRS)	2,667,673	18,284,431
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	824,133	2,002,344
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,024,747	7,523,119
Balanced Fund/VA - Non-Service Shares (OVMS)	159,990	20,234,662
Capital Appreciation Fund/VA - Service Class (OVCAFS)	1,924,048	9,611,152
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	621,683	9,484,419
Core Bond Fund/VA - Non-Service Shares (OVB)	717,333	17,359,032
Global Securities Fund/VA - Class 3 (OVGS3)	3,341,915	12,435,984
Global Securities Fund/VA - Class 4 (OVGS4)	4,208,286	10,936,308
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,454,361	19,497,852
Global Securities Fund/VA - Service Class (OVGSS)	413,802	1,869,520
High Income Fund/VA - Class 3 (OVHI3)	556,602	898,900
High Income Fund/VA - Class 4 (OVHI4)	5,887,708	11,315,967
High Income Fund/VA - Non-Service Shares (OVHI)	-	81,745
High Income Fund/VA - Service Class (OVHIS)	10,299	4,089,346
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	947,271	3,547,717
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

Main Street Fund(R)/VA - Service Class (OVGIS)	49,190,334	121,648,635
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,846,996	3,397,961
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	59,026,317	213,592,040
MidCap Fund/VA - Non-Service Shares (OVAG)	554,199	1,785,080
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	175,082	1,418,643
Putnam VT International Equity Fund - IB Shares (PVTIGB)	-	261,732
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,293,539	468,115
Diversified Stock Fund Class A Shares (VYDS)	174,762	522,706
Blue Chip Growth Portfolio - II (TRBCG2)	7,087,772	208,935,088
Equity Income Portfolio - II (TREI2)	11,960,702	18,854,876
Limited-Term Bond Portfolio - II (TRLT2)	10,051,375	57,094,698
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,171,126	2,676,066
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	559,281	3,173,507
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	6,127,510	10,040,987
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,249,759	4,777,982
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,174,845	8,587,653
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	229,392	2,835,898
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	35,579,059	1,959,180
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	1,172,852	33,912,474
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	332	6,698
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	139,562	201,179
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	4,666,621	263,150,710
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	9,375,523	308,994
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	630	2,230
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	237,061	984
International Equity Flex I Portfolio (obsolete) (WIEP)	75,445	17,929,507
International Equity Flex II Portfolio (obsolete) (WVCP)	36,565	1,820,098
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	204,225	3,473,678
Large Cap Growth Fund II (obsolete) (VFLG2)	7,593	954,331
Large Cap Value Fund II (obsolete) (VFLV2)	45,398	1,502,186
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)	83	306,327
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)	38,880	281,847
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	204,602	8,697,689
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)	718,498	30,649,318
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	144,852	9,312,085
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)	5,704	1,459,277

Total	$6,528,661,767	$6,087,611,304

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95%	to	1.05%	18,711	$11.82	to	11.74	$220,306	2.91%	27.28%	to	27.15%
2008	0.95%	to	1.45%	18,716	9.29	to	9.04	173,104	0.00%	-32.55%	to	-32.89%
2007	0.95%	to	1.45%	23,143	13.77	to	13.47	317,270	0.00%	13.39%	to	12.82%
2006	0.95%	to	1.45%	19,445	12.14	to	11.94	235,534	0.81%	3.47%	to	2.95%
2005	0.95%	to	1.45%	37,454	11.73	to	11.6	439,160	1.78%	7.13%	to	6.59%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2009	0.95%	to	1.45%	38,321	11.39	to	11.03	432,673	0.00%	49.88%	to	49.12%
2008	0.95%	to	1.45%	35,463	7.6	to	7.4	267,952	0.00%	-58.87%	to	-59.08%
2007	0.95%	to	1.80%	52,160	18.48	to	17.8	958,371	0.00%	30.02%	to	28.9%
2006	0.95%	to	1.80%	42,969	14.21	to	13.81	608,077	0.00%	8.84%	to	7.91%
2005	0.95%	to	1.80%	31,739	13.06	to	12.8	413,029	0.00%	8.5%	to	7.57%
Growth Fund - Class 1 (AFGF)
2009	1.30%			156,482	65.75			10,287,967	0.86%	37.93%
2008	1.30%			185,887	47.67			8,860,655	1.05%	-44.56%
2007	1.30%			204,499	85.98			17,582,665	0.98%	11.17%
2006	1.30%			243,531	77.34			18,835,011	0.92%	9.05%
2005	1.30%			304,890	70.93			21,624,645	0.86%	14.99%
High-Income Bond Fund - Class 1 (AFHY)
2009	1.30%			41,033	42.12			1,728,444	7.90%	37.64%
2008	1.30%			42,363	30.6			1,296,441	5.45%	-24.74%
2007	1.30%			35,586	40.66			1,446,977	10.75%	0.29%
2006	1.30%			35,506	40.54			1,439,550	4.68%	9.45%
2005	1.30%			51,290	37.04			1,899,949	5.71%	1.13%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2009	1.30%			42,499	31.88			1,354,789	2.60%	1.45%
2008	1.30%			48,345	31.42			1,519,125	3.08%	6.44%
2007	1.30%			49,215	29.52			1,452,853	7.14%	5.43%
2006	1.30%			62,699	28			1,755,517	3.68%	2.6%
2005	1.30%			88,729	27.29			2,421,277	3.90%	1.37%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.75%	to	2.65%	2,338,768	12.12	to	11.96	28,183,661	2.59%	21.17%	to	19.62%	*
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
2009	0.80%	to	1.40%	161,230	10.1	to	10.1	1,628,659	0.00%	1.04%	to	1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.80%	to	1.40%	2,532,513	13.36	to	13.66	34,947,501	1.16%	23.67%	to	22.92%
2008	0.80%	to	1.40%	2,973,366	10.8	to	11.11	33,357,355	0.08%	-35.12%	to	-35.52%
2007	0.80%	to	1.40%	3,619,869	16.65	to	17.24	62,919,860	0.00%	-1.63%	to	-2.23%
2006	0.80%	to	1.40%	4,550,318	16.92	to	17.63	80,816,137	0.00%	3.93%	to	3.3%
2005	0.80%	to	1.40%	5,728,799	16.28	to	17.07	98,399,267	0.00%	-3.46%	to	-4.04%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.80%	to	1.40%	515,602	12.14	to	11.73	6,074,214	0.00%	25.68%	to	24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.95%	to	2.45%	876,368	15.02	to	14.75	13,598,156	2.79%	24.39%	to	22.51%
2008	0.95%	to	2.55%	848,549	12.08	to	11.96	10,629,343	2.43%	-16.86%	to	-18.2%
2007	0.95%	to	2.55%	908,896	14.53	to	14.63	13,784,481	2.33%	9.23%	to	7.46%
2006	0.95%	to	2.55%	946,961	13.3	to	13.61	13,298,761	2.03%	9.37%	to	7.61%
2005	0.95%	to	2.55%	889,457	12.16	to	12.65	11,543,065	1.93%	6.64%	to	4.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.40%	to	2.95%	7,958,375	$8.39	to	15.52	$108,881,608	0.01%	45.43%	to	41.71%
2008	0.80%	to	2.85%	6,759,021	6.45	to	11.01	62,774,776	0.01%	-44.76%	to	-45.9%
2007	0.80%	to	2.85%	4,763,489	11.67	to	20.36	70,732,848	0.18%	35.54%	to	32.72%
2006	0.80%	to	2.80%	3,715,916	8.61	to	15.37	36,031,995	0.13%	8.25%	to	6.07%
2005	0.80%	to	2.80%	4,486,139	7.95	to	14.49	39,249,662	0.01%	11.66%	to	9.41%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.80%	to	1.40%	417,666	12.87	to	12.29	5,164,464	0.00%	55.84%	to	54.9%
2008	0.80%	to	1.40%	342,194	8.26	to	7.93	2,732,234	0.09%	-44.35%	to	-44.68%
2007	0.80%	to	1.40%	394,297	14.84	to	14.34	5,684,417	0.33%	20.78%	to	20.04%
2006	0.80%	to	1.40%	411,359	12.29	to	11.94	4,935,597	0.00%	7.08%	to	6.43%
2005	0.80%	to	1.40%	465,574	11.48	to	11.22	5,242,415	0.00%	10.44%	to	9.77%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.80%	to	1.40%	566,071	4.4	to	4.15	2,364,877	0.00%	55.64%	to	54.7%
2008	0.80%	to	1.40%	628,439	2.83	to	2.68	1,696,007	0.09%	-44.42%	to	-44.76%
2007	0.80%	to	1.40%	733,774	5.09	to	4.86	3,581,793	0.31%	20.72%	to	19.99%
2006	0.80%	to	1.40%	957,855	4.22	to	4.05	3,893,993	0.00%	6.97%	to	6.32%
2005	0.80%	to	1.40%	1,331,430	3.94	to	3.81	5,087,677	0.00%	10.66%	to	9.99%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.80%	to	2.60%	333,684	6.32	to	10.35	3,604,801	0.69%	-36.75%	to	-37.9%
2007	0.80%	to	2.60%	321,741	10	to	16.66	5,521,409	0.50%	-0.03%	to	3.36%	*
2006	0.95%	to	2.50%	237,661	15.64	to	16.18	3,888,158	0.15%	9.72%	to	8.01%
2005	0.95%	to	2.50%	177,552	14.26	to	14.98	2,697,907	1.32%	9.86%	to	8.15%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.65%	to	3.25%	8,647,430	8.63	to	20.24	194,404,524	0.41%	77.91%	to	73.25%
2008	0.65%	to	3.25%	8,802,005	4.85	to	11.68	113,283,262	2.77%	-52.52%	to	-53.77%
2007	0.80%	to	3.25%	7,719,861	29.56	to	25.27	212,963,970	0.45%	27.04%	to	23.89%
2006	0.80%	to	3.25%	6,010,855	23.27	to	20.4	131,707,793	1.95%	45.53%	to	41.94%
2005	0.80%	to	2.20%	1,666,749	15.99	to	14.63	25,822,972	1.10%	30.96%	to	29.12%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.80%	to	2.15%	602,788	14.15	to	31.6	9,534,039	0.41%	77.64%	to	75.22%
2008	0.80%	to	2.15%	711,183	7.97	to	18.03	6,402,172	2.65%	-52.61%	to	-53.26%
2007	0.80%	to	2.15%	879,729	16.81	to	38.58	16,732,189	0.44%	26.99%	to	25.25%
2006	0.80%	to	2.15%	1,090,672	13.24	to	30.8	16,201,270	1.82%	45.46%	to	43.49%
2005	0.80%	to	2.45%	1,379,274	9.1	to	21.28	14,034,749	0.98%	30.89%	to	28.72%
Investors Growth Stock Series - Service Class (MIGSC)
2009	0.95%	to	2.80%	996,255	11.67	to	11.37	13,426,951	0.45%	37.77%	to	35.2%
2008	0.95%	to	2.80%	1,184,843	8.47	to	8.41	11,622,597	0.30%	-37.58%	to	-38.75%
2007	0.95%	to	3.15%	1,427,758	13.57	to	13.5	22,610,416	0.09%	9.96%	to	7.51%
2006	0.95%	to	3.15%	1,642,788	12.34	to	12.55	23,833,223	0.00%	6.29%	to	3.93%
2005	0.95%	to	3.15%	1,866,912	11.61	to	12.08	25,659,631	0.14%	3.24%	to	0.95%
Value Series - Service Class (MVFSC)
2009	0.65%	to	3.25%	22,272,897	8.33	to	12.93	339,364,913	1.18%	21.66%	to	18.47%
2008	0.80%	to	3.05%	5,622,918	7.91	to	11.04	71,657,666	1.02%	-33.28%	to	-34.8%
2007	0.80%	to	3.15%	4,556,477	11.85	to	16.86	87,844,770	0.73%	6.73%	to	4.19%
2006	0.80%	to	3.15%	3,466,377	11.1	to	16.18	63,110,866	0.70%	11.02%	to	16.72%	*
2005	1.10%	to	3.15%	1,732,243	15.74	to	13.86	26,565,220	0.77%	5.3%	to	3.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.80%	to	1.40%	199,374	$10.59	to	10.35	$2,069,531	9.61%	8.77%	to	8.11%
2008	0.80%	to	1.40%	312,617	9.73	to	9.58	2,999,638	4.42%	-10.92%	to	-11.46%
2007	1.30%	to	1.40%	328,510	10.83	to	10.82	3,557,887	4.01%	4.08%	to	3.97%
2006	0.80%	to	1.40%	136,094	10.44	to	10.4	1,416,424	1.17%	4.45%	to	4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	0.95%	to	3.05%	2,319,135	11.15	to	9.59	24,504,304	12.99%	8.34%	to	6.05%
2008	0.65%	to	3.25%	22,132,369	8.92	to	8.94	214,874,888	4.27%	-11.04%	to	-13.37%
2007	0.95%	to	3.25%	25,887,057	11.6	to	10.32	286,272,488	3.60%	4.21%	to	1.78%
2006	0.95%	to	3.25%	10,572,601	11.13	to	10.14	113,144,737	3.36%	2.58%	to	0.2%
2005	0.95%	to	2.90%	1,959,026	10.85	to	10.22	20,680,370	2.78%	2.95%	to	0.93%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.80%	to	1.40%	206,910	22.88	to	21.22	4,430,726	8.01%	29.17%	to	28.39%
2008	0.80%	to	1.40%	256,891	17.71	to	16.52	4,280,827	7.11%	-15.66%	to	-16.17%
2007	0.80%	to	1.40%	351,451	21	to	19.71	6,980,725	7.33%	5.68%	to	5.03%
2006	0.80%	to	1.40%	498,158	19.88	to	18.77	9,413,461	8.31%	9.92%	to	9.26%
2005	0.80%	to	1.40%	725,492	18.08	to	17.18	12,534,982	7.55%	11.36%	to	10.68%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2009	1.10%	to	2.15%	72,537	19.03	to	17.66	1,345,283	7.91%	28.68%	to	27.32%
2008	1.10%	to	2.15%	91,031	14.79	to	13.87	1,317,461	7.10%	-15.92%	to	-16.81%
2007	1.10%	to	2.15%	113,859	17.59	to	16.68	1,965,340	7.38%	5.22%	to	4.1%
2006	1.10%	to	2.15%	145,536	16.72	to	16.02	2,396,495	8.35%	9.59%	to	8.43%
2005	1.10%	to	2.45%	171,015	15.26	to	14.64	2,577,975	7.16%	10.91%	to	9.4%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80%	to	1.40%	2,056,027	30.32	to	28.44	59,067,311	3.36%	-38.39%	to	-38.77%
2007	0.80%	to	1.40%	2,592,043	49.21	to	46.45	121,497,196	1.18%	-17.74%	to	-18.24%
2006	0.80%	to	1.40%	3,810,701	59.82	to	56.82	218,265,572	1.07%	36.94%	to	36.12%
2005	0.80%	to	1.40%	4,368,496	43.68	to	41.74	183,618,271	1.20%	16.12%	to	15.42%
U.S. Real Estate Portfolio - Class II (MSVREB)
2009	1.35%			27	17.96			485	5.06%	26.76%
2008	0.95%	to	2.80%	3,061,013	11.91	to	12.96	42,791,166	2.76%	-38.64%	to	-39.8%
2007	0.95%	to	2.70%	3,568,905	19.41	to	21.64	81,882,876	1.04%	-18.06%	to	-19.52%
2006	0.95%	to	2.80%	4,145,461	23.69	to	26.78	116,700,717	0.94%	36.36%	to	33.83%
2005	0.95%	to	2.70%	3,310,194	17.37	to	20.07	68,799,980	1.14%	15.65%	to	13.61%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2009	1.15%	to	2.35%	407,960	11.11	to	10.37	4,554,149	0.01%	24.18%	to	22.67%
2008	1.15%	to	2.60%	567,913	8.95	to	8.36	5,101,299	1.30%	-29.89%	to	-30.92%
2007	1.15%	to	2.60%	651,956	12.76	to	12.1	8,384,121	2.05%	5.65%	to	4.1%
2006	1.15%	to	2.60%	703,592	12.08	to	11.62	8,580,243	2.61%	9.15%	to	7.56%
2005	1.15%	to	2.60%	659,109	11.07	to	10.81	7,392,704	1.78%	2.8%	to	1.3%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.80.%	to	2.40%	155,699	11.36	to	11.24	1,760,194	6.49%	13.58%	to	12.35%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.80%	to	1.40%	5,595	12.5	to	12.45	69,699	1.43%	24.97%	to	24.47%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2009	1.10%	to	2.75%	349,190	12.46	to	12.32	4,337,527	1.09%	24.59%	to	23.2%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.65%	to	3.35%	138,502,206	8.64	to	8.56	1,265,434,415	0.08%	22.61%	to	19.18%
2008	0.80%	to	3.10%	81,161,084	7.7	to	7.23	609,557,811	3.17%	-30.34%	to	-31.96%
2007	0.80%	to	2.95%	42,263,897	11.06	to	10.66	460,727,179	2.72%	5.29%	to	2.99%
2006	0.80%	to	2.70%	12,975,664	10.5	to	10.37	135,528,888	3.29%	5.01%	to	3.67%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.75%	to	3.35%	50,794,802	$9.98	to	9.68	$521,115,164	0.36%	11.31%	to	8.39%
2008	0.80%	to	3.10%	33,032,987	9.57	to	8.99	306,925,600	7.38%	-10.59%	to	-12.67%
2007	0.80%	to	2.95%	12,421,457	10.71	to	10.32	130,936,805	8.10%	2.15%	to	-0.07%
2006	1.05%	to	2.70%	1,749,769	10.47	to	10.35	18,258,647	0.44%	4.65%	to	3.49%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.75%	to	3.30%	8,693,755	8.75	to	9.53	88,480,893	0.00%	40.54%	to	36.93%
2008	0.75%	to	3.05%	6,969,825	6.22	to	7	50,870,236	2.90%	-39.1%	to	-40.51%
2007	0.80%	to	3.05%	5,365,947	12.23	to	11.78	64,844,710	2.79%	13.44%	to	10.86%
2006	0.80%	to	2.50%	2,159,481	10.78	to	10.66	23,167,616	0.10%	7.85%	to	6.62%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.75%	to	3.30%	16,804,221	7.75	to	7.94	142,381,453	0.00%	37.74%	to	34.2%
2008	0.65%	to	3.25%	15,955,035	5.63	to	5.92	98,887,216	2.18%	-44.58%	to	-46.03%
2007	0.80%	to	3.25%	11,269,769	11.44	to	10.98	127,268,601	0.71%	11%	to	8.24%
2006	0.80%	to	3.10%	4,677,116	10.31	to	10.15	47,960,489	1.16%	3.09%	to	1.5%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.75%	to	3.35%	64,562,256	8.08	to	7.29	491,918,665	0.00%	29.71%	to	26.15%
2008	0.80%	to	3.10%	38,038,535	6.05	to	5.81	225,395,652	3.41%	-38.56%	to	-39.99%
2007	0.80%	to	2.95%	8,176,408	9.84	to	9.7	79,871,976	2.28%	-1.61%	to	-3.04%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.35%	689,492	13.67	to	13.88	10,134,551	9.64%	44.61%	to	42.57%
2008	0.95%	to	2.35%	833,712	9.45	to	9.73	8,523,732	8.79%	-28.67%	to	-29.68%
2007	0.95%	to	2.35%	1,099,805	13.25	to	13.84	15,862,330	7.26%	2.15%	to	0.7%
2006	0.95%	to	2.35%	1,370,433	12.98	to	13.75	19,466,090	6.92%	9.56%	to	8.01%
2005	0.95%	to	2.35%	1,835,081	11.84	to	12.73	23,862,058	7.21%	1.41%	to	-0.02%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.75%	to	2.80%	6,014,764	10.4	to	11.07	70,825,989	9.70%	44.98%	to	41.99%
2008	0.80%	to	2.75%	3,688,239	7.78	to	7.81	30,220,484	8.86%	-28.67%	to	-30.08%
2007	0.80%	to	2.80%	3,534,655	10.9	to	11.15	40,885,129	8.09%	2.34%	to	0.26%
2006	0.80%	to	2.45%	2,697,783	10.65	to	11.19	30,684,739	7.38%	6.54%	to	7.9%	*
2005	0.95%	to	2.35%	1,650,804	10.47	to	10.38	17,226,530	8.47%	4.74%	to	3.76%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.80%	to	1.40%	25,866	23.62	to	22.34	580,996	1.17%	62.01%	to	61.03%
2008	0.80%	to	1.40%	33,579	14.58	to	13.87	468,183	1.15%	-58.1%	to	-58.36%
2007	0.80%	to	1.40%	40,673	34.8	to	33.31	1,361,399	0.67%	44.41%	to	43.53%
2006	0.80%	to	1.40%	52,896	24.1	to	23.21	1,232,735	0.66%	35.63%	to	34.81%
2005	0.80%	to	1.40%	71,734	17.77	to	17.21	1,239,682	0.59%	31.58%	to	30.79%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2009	1.10%	to	2.45%	66,147	33.93	to	30.87	2,165,809	1.16%	61.29%	to	59.09%
2008	1.10%	to	2.45%	88,202	21.04	to	19.41	1,800,059	0.82%	-58.39%	to	-58.96%
2007	1.10%	to	2.45%	134,775	50.56	to	47.29	6,651,015	0.42%	43.59%	to	41.62%
2006	1.10%	to	2.45%	171,105	35.22	to	33.39	5,894,605	0.52%	34.82%	to	32.99%
2005	1.10%	to	2.45%	229,328	26.12	to	25.11	5,880,895	0.39%	30.88%	to	29.1%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.80%	to	1.40%	1,637,414	25.84	to	24.66	40,653,617	1.30%	62.18%	to	61.2%
2008	0.80%	to	1.40%	1,827,343	15.93	to	15.3	28,122,168	1.09%	-58.17%	to	-58.42%
2007	0.80%	to	1.40%	2,599,261	38.08	to	36.8	96,119,470	0.68%	44.38%	to	43.5%
2006	0.80%	to	1.40%	2,337,802	26.38	to	25.64	60,183,472	0.78%	35.55%	to	34.74%
2005	0.80%	to	1.40%	2,370,880	19.46	to	19.03	45,251,879	0.50%	31.6%	to	30.8%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	0.75%	to	2.80%	2,858,691	$6.91	to	18.26	$54,764,422	1.12%	61.87%	to	58.52%
2008	0.75%	to	2.80%	2,681,445	4.27	to	11.52	32,388,303	0.99%	-58.18%	to	-59.05%
2007	0.95%	to	2.80%	3,749,821	13.46	to	28.12	109,631,081	0.59%	34.62%	to	41.36%	*
2006	1.10%	to	2.80%	2,839,512	20.83	to	19.89	58,358,811	0.62%	35.06%	to	32.74%
2005	1.10%	to	2.75%	1,795,459	15.42	to	15	27,469,297	0.51%	31.03%	to	28.86%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15%	to	2.10%	18,909	19.01	to	17.79	350,603	3.61%	6.47%	to	5.45%
2008	1.15%	to	2.10%	23,118	17.85	to	16.87	404,326	2.63%	-33.94%	to	-34.57%
2007	0.95%	to	2.10%	35,923	25.25	to	25.78	952,362	2.10%	18.91%	to	17.53%
2006	0.95%	to	2.10%	46,958	21.23	to	21.94	1,053,325	2.21%	36.03%	to	34.45%
2005	0.95%	to	2.10%	54,377	15.61	to	16.32	902,655	1.71%	5.18%	to	3.96%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80%	to	1.40%	217,412	16.85	to	16.08	3,517,625	3.67%	7.11%	to	6.47%
2008	0.80%	to	1.40%	340,376	15.73	to	15.1	5,166,421	2.86%	-33.44%	to	-33.84%
2007	0.80%	to	1.40%	549,810	23.63	to	22.83	12,602,303	2.41%	19.42%	to	18.7%
2006	0.80%	to	1.40%	703,436	19.78	to	19.23	13,573,005	2.45%	36.49%	to	35.67%
2005	0.80%	to	1.40%	442,364	14.49	to	14.18	6,284,975	2.27%	5.63%	to	4.99%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.80%	to	1.40%	6,007	11.09	to	10.49	63,507	1.18%	28.68%	to	27.91%
2008	0.80%	to	1.40%	7,437	8.62	to	8.2	61,400	1.38%	-46.49%	to	-46.81%
2007	0.80%	to	1.40%	7,935	16.11	to	15.42	123,047	0.38%	26.12%	to	25.36%
2006	0.80%	to	1.40%	10,735	12.77	to	12.3	133,086	1.00%	31.9%	to	31.11%
2005	0.80%	to	1.40%	15,486	9.68	to	9.38	146,183	0.96%	29.17%	to	28.39%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.80%	to	1.40%	2,072,015	17.56	to	16.76	34,894,818	0.69%	28.63%	to	27.86%
2008	0.80%	to	1.40%	1,123,906	13.65	to	13.11	14,805,125	1.25%	-46.47%	to	-46.8%
2007	0.80%	to	1.40%	1,528,618	25.5	to	24.63	37,816,487	0.44%	26.13%	to	25.36%
2006	0.80%	to	1.40%	1,396,070	20.21	to	19.65	27,532,803	1.27%	31.89%	to	31.1%
2005	0.80%	to	1.40%	847,716	15.33	to	14.99	12,738,956	0.74%	29.14%	to	28.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.40%	to	2.75%	2,369,404	7.35	to	6.81	16,443,478	0.61%	28.93%	to	25.89%
2008	1.10%	to	2.60%	510,631	5.47	to	5.41	2,781,264	1.52%	-45.33%	to	-45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.80%	to	1.40%	186,700	13.99	to	13.51	2,534,945	1.02%	24%	to	23.25%
2008	0.80%	to	1.40%	249,753	11.28	to	10.96	2,748,870	0.67%	-44.77%	to	-45.11%
2007	0.80%	to	1.40%	376,901	20.42	to	19.97	7,550,213	0.49%	18.98%	to	18.25%
2006	0.80%	to	1.40%	384,266	17.17	to	16.89	6,502,021	0.82%	24.81%	to	24.06%
2005	0.80%	to	1.40%	219,580	13.75	to	13.62	2,992,804	0.44%	18.39%	to	17.67%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2009	1.10%	to	2.50%	41,212	13.32	to	13.19	546,984	0.90%	33.18%	to	31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.80%	to	1.40%	13,158,118	7.82	to	7.74	101,993,343	0.18%	51.74%	to	50.82%
2008	1.30%	to	1.40%	12,714	5.14	to	5.13	65,309	0.00%	-48.63%	to	-48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2009	0.75%	to	2.75%	1,491,186	7.79	to	7.53	11,436,241	0.00%	51.82%	to	48.76%
2008	1.10%	to	2.75%	165,613	5.12	to	5.06	843,322	0.00%	-48.84%	to	-49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.80%	to	1.40%	202,450	8.02	to	7.94	1,609,379	0.49%	30.48%	to	29.69%
2008	0.80%	to	1.40%	255,949	6.15	to	6.12	1,567,453	0.43%	-38.55%	to	-38.8%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.65%	to	3.25%	35,752,844	8.02	to	7.67	281,271,459	0.41%	30.42%	to	27%
2008	0.65%	to	3.25%	41,560,970	6.15	to	6.04	253,618,648	0.39%	-38.5%	to	-39.59%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.80%	to	2.60%	1,320,362	$8.18	to	7.93	$10,654,779	0.99%	28.16%	to	25.84%
2008	0.80%	to	2.60%	688,094	6.38	to	6.3	4,366,517	1.64%	-36.21%	to	-36.99%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.80%	to	3.10%	45,054,749	9.45	to	9.08	418,125,250	2.30%	18.86%	to	16.11%
2008	1.10%	to	3.10%	17,964,614	7.93	to	7.82	141,470,743	1.93%	-20.7%	to	-21.77%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.80%	to	3.00%	61,562,208	8.89	to	8.57	540,299,784	1.96%	23.17%	to	20.44%
2008	0.80%	to	2.95%	15,353,953	7.22	to	7.12	110,154,375	1.75%	-27.78%	to	-28.83%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	1.10%	to	3.05%	19,312,567	10.15	to	9.82	194,470,746	3.10%	11.78%	to	9.57%
2008	1.10%	to	2.95%	5,226,256	9.08	to	8.97	47,264,496	2.21%	-9.18%	to	-10.32%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.80%	to	2.95%	54,968,785	9.17	to	8.84	498,076,084	2.23%	20.97%	to	18.35%
2008	0.80%	to	2.95%	13,903,119	7.58	to	7.47	104,822,308	1.77%	-24.19%	to	-25.29%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.80%	to	2.70%	21,578,200	8.61	to	8.34	183,374,699	1.47%	25.57%	to	23.16%
2008	1.10%	to	2.70%	14,026,096	6.84	to	6.77	95,660,793	1.72%	-31.56%	to	-32.31%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.80%	to	2.95%	18,399,363	9.72	to	9.37	176,473,619	2.81%	16.74%	to	14.21%
2008	1.10%	to	2.95%	4,777,489	8.31	to	8.21	39,524,433	1.94%	-16.89%	to	-17.93%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.80%	to	1.40%	279,023	10.67	to	10.57	2,952,194	3.81%	7.91%	to	7.26%
2008	1.30%	to	1.40%	42,991	9.86	to	9.85	423,815	3.07%	-1.41%	to	-1.48%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	0.40%	to	3.25%	19,490,331	10.87	to	10.2	203,646,838	3.50%	8.16%	to	5.06%
2008	1.05%	to	2.70%	279,918	9.85	to	9.74	2,747,847	3.51%	-1.46%	to	-2.56%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.80%	to	2.70%	1,213,629	11.41	to	11.05	13,649,167	5.17%	15.5%	to	13.29%
2008	0.80%	to	2.70%	224,113	9.88	to	9.75	2,199,217	2.74%	-1.24%	to	-2.5%	*
NVIT Fund - Class I (TRF)
2009	0.80%	to	1.40%	3,250,148	18.16	to	20.33	147,253,756	1.33%	25.09%	to	24.33%
2008	0.80%	to	1.40%	3,836,090	14.51	to	16.35	139,622,623	1.38%	-42.02%	to	-42.37%
2007	0.80%	to	1.40%	4,753,992	25.03	to	28.38	292,472,857	1.05%	7.31%	to	6.66%
2006	0.80%	to	1.40%	5,881,078	23.33	to	26.61	329,928,198	1.04%	12.72%	to	12.04%
2005	0.80%	to	1.40%	7,471,589	20.7	to	23.75	359,061,978	0.87%	6.58%	to	5.94%
NVIT Fund - Class II (TRF2)
2009	0.65%	to	3.25%	23,090,202	7.45	to	10.26	283,628,433	1.14%	24.74%	to	21.48%
2008	0.65%	to	3.25%	28,046,162	5.97	to	8.44	280,666,419	1.23%	-41.99%	to	-43.51%
2007	0.95%	to	3.25%	23,169,599	10.1	to	14.95	404,959,033	0.93%	1.03%	to	4.37%	*
2006	1.10%	to	3.25%	11,257,455	16.96	to	14.32	185,406,908	0.96%	12.16%	to	9.73%
2005	1.10%	to	2.95%	1,503,114	15.12	to	13.16	22,317,067	0.68%	5.87%	to	3.89%
NVIT Global Financial Services Fund - Class II (GVGF2)
2009	0.95%	to	2.15%	47,904	12.37	to	13.9	694,038	0.89%	30.29%	to	28.71%
2008	0.95%	to	2.15%	55,720	9.49	to	10.8	623,060	1.65%	-46.85%	to	-47.5%
2007	0.95%	to	2.15%	65,660	17.86	to	20.57	1,389,160	2.84%	-2.35%	to	-3.54%
2006	0.95%	to	2.30%	85,448	18.29	to	21.2	1,862,421	1.63%	18.95%	to	17.33%
2005	0.95%	to	2.30%	91,491	15.38	to	18.07	1,683,814	1.68%	9.74%	to	8.25%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.80%	to	1.40%	176,927	13.1	to	12.5	2,227,534	1.11%	30.88%	to	30.08%
2008	0.80%	to	1.40%	212,769	10.01	to	9.61	2,057,788	2.14%	-46.64%	to	-46.97%
2007	0.80%	to	1.40%	168,520	18.76	to	18.13	3,068,547	3.09%	-1.92%	to	-2.51%
2006	0.80%	to	1.40%	230,182	19.13	to	18.59	4,294,613	2.27%	19.38%	to	18.66%
2005	0.80%	to	1.40%	235,707	16.02	to	15.67	3,701,998	1.28%	10.28%	to	9.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Government Bond Fund - Class I (GBF)
2009	0.65%	to	3.25%	43,318,770	$11	to	10.54	$603,120,896	3.35%	2.02%	to	-0.65%
2008	0.65%	to	3.25%	51,150,296	10.78	to	10.61	710,154,637	4.30%	7.02%	to	4.22%
2007	0.80%	to	3.25%	42,800,012	18.15	to	10.18	579,531,623	4.58%	6.3%	to	3.66%
2006	0.80%	to	3.25%	24,042,781	17.07	to	9.82	364,128,878	4.10%	2.52%	to	-0.01%
2005	0.80%	to	2.95%	14,001,716	16.65	to	9.9	277,933,074	3.61%	2.44%	to	0.23%
NVIT Growth Fund - Class I (CAF)
2009	0.80%	to	1.40%	2,234,563	13.21	to	14.44	35,566,596	0.55%	32.4%	to	31.6%
2008	0.80%	to	1.40%	2,568,010	9.98	to	10.98	31,041,966	0.27%	-39.2%	to	-39.57%
2007	0.80%	to	1.40%	3,094,521	16.41	to	18.16	61,757,970	0.17%	18.58%	to	17.86%
2006	0.80%	to	1.40%	3,637,231	13.84	to	15.41	61,410,149	0.05%	5.32%	to	4.69%
2005	0.80%	to	1.40%	4,490,233	13.14	to	14.72	72,042,518	0.08%	5.65%	to	5.01%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95%	to	2.40%	84,308	12.16	to	14.17	1,265,201	0.14%	17.71%	to	15.99%
2008	0.95%	to	2.40%	104,433	10.33	to	12.22	1,341,247	0.10%	-26.11%	to	-27.19%
2007	0.95%	to	2.40%	124,698	13.98	to	16.78	2,178,340	0.01%	11.85%	to	10.2%
2006	0.95%	to	2.40%	146,024	12.5	to	15.23	2,295,803	0.00%	1.46%	to	-0.02%
2005	0.95%	to	2.40%	164,699	12.32	to	15.23	2,566,533	0.00%	7.16%	to	5.6%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80%	to	1.40%	342,864	13	to	12.41	4,280,780	0.29%	18.16%	to	17.45%
2008	0.80%	to	1.40%	425,425	11.01	to	10.57	4,518,907	0.27%	-25.83%	to	-26.28%
2007	0.80%	to	1.40%	476,539	14.84	to	14.34	6,861,700	0.07%	12.32%	to	11.63%
2006	0.80%	to	1.40%	539,659	13.21	to	12.84	6,954,737	0.00%	1.88%	to	1.27%
2005	0.80%	to	1.40%	681,589	12.97	to	12.68	8,666,245	0.00%	7.56%	to	6.91%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95%	to	2.75%	1,400,047	10.46	to	9.43	14,121,966	0.15%	17.83%	to	15.69%
2008	0.95%	to	2.60%	1,764,395	8.88	to	8.21	15,216,848	0.03%	-26.15%	to	-27.38%
2007	0.95%	to	2.60%	1,289,936	12.03	to	11.31	15,179,536	0.06%	11.9%	to	10.02%
2006	0.95%	to	2.50%	1,150,570	10.75	to	10.31	12,177,962	0.00%	1.45%	to	-0.14%
2005	0.95%	to	2.75%	981,490	10.59	to	10.28	10,290,290	0.00%	7.21%	to	5.27%
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.80%	to	2.75%	1,437,538	8.52	to	7.92	11,902,303	2.84%	27.58%	to	25.07%
2008	0.80%	to	2.75%	996,023	6.68	to	6.33	6,515,309	1.84%	-43.55%	to	-44.66%
2007	0.80%	to	2.60%	994,418	11.83	to	11.48	11,613,924	1.36%	8.51%	to	6.53%
2006	0.80%	to	2.50%	344,723	10.9	to	10.78	3,735,515	1.44%	9.05%	to	7.8%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.80%	to	3.10%	25,390,427	12.62	to	12.71	372,961,401	1.08%	26.19%	to	23.26%
2008	0.80%	to	3.10%	28,976,150	10	to	10.31	340,600,981	2.05%	-37.35%	to	-38.81%
2007	0.80%	to	3.10%	31,376,425	15.96	to	16.85	595,372,007	1.99%	5.11%	to	2.66%
2006	0.80%	to	3.15%	31,476,825	15.19	to	16.39	574,617,190	2.05%	15.94%	to	13.2%
2005	0.80%	to	3.15%	28,651,809	13.1	to	14.48	456,283,327	2.09%	7.07%	to	4.54%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.75%	to	3.05%	5,086,185	11.58	to	11.4	58,589,875	1.75%	15.82%	to	14.02%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.65%	to	2.65%	9,516,319	12.15	to	11.99	114,993,475	1.84%	21.52%	to	19.88%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.65%	to	2.85%	23,544,842	10.22	to	10.85	283,709,134	1.88%	8.38%	to	5.98%
2008	0.65%	to	2.90%	17,322,335	9.43	to	10.21	194,173,796	3.48%	-6.63%	to	-8.75%
2007	0.80%	to	2.90%	12,824,884	12.51	to	11.19	155,324,013	3.57%	4.53%	to	2.31%
2006	0.80%	to	2.90%	11,627,252	11.96	to	10.94	135,903,498	3.06%	5.32%	to	3.09%
2005	0.80%	to	2.90%	10,630,963	11.36	to	10.61	119,046,011	2.93%	2.48%	to	0.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.65%	to	3.25%	159,101,261	$9.17	to	11.66	$2,150,669,858	1.54%	18.36%	to	15.26%
2008	0.65%	to	3.25%	149,844,350	7.75	to	10.12	1,725,868,410	2.83%	-23.7%	to	-25.69%
2007	0.75%	to	3.25%	145,018,915	10.15	to	13.62	2,213,097,547	2.80%	1.55%	to	2.21%	*
2006	0.80%	to	3.25%	119,084,540	13.55	to	13.32	1,748,946,215	2.59%	10.46%	to	7.74%
2005	0.80%	to	3.25%	68,034,438	12.27	to	12.36	912,007,522	2.38%	4.5%	to	1.93%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.65%	to	3.15%	99,614,695	8.58	to	12.41	1,442,819,680	1.32%	23.58%	to	20.47%
2008	0.65%	to	3.25%	102,697,193	6.95	to	10.24	1,214,743,220	2.48%	-31.84%	to	-33.62%
2007	0.80%	to	3.25%	100,235,949	15.31	to	15.43	1,754,174,386	2.38%	5.3%	to	2.68%
2006	0.80%	to	3.25%	84,334,918	14.54	to	15.03	1,411,443,294	2.32%	13.63%	to	10.83%
2005	0.80%	to	3.25%	54,186,761	12.79	to	13.56	803,417,643	2.25%	6.22%	to	3.6%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.65%	to	3.20%	46,770,342	9.73	to	11.21	598,037,127	1.73%	13.82%	to	10.9%
2008	0.65%	to	3.20%	42,212,488	8.55	to	10.11	478,690,281	3.20%	-15.6%	to	-17.76%
2007	0.80%	to	3.00%	37,093,457	13.43	to	12.41	505,146,597	3.22%	5.01%	to	2.67%
2006	0.80%	to	3.00%	26,410,052	12.79	to	12.09	346,803,038	2.80%	7.56%	to	5.18%
2005	0.80%	to	3.00%	21,337,805	11.89	to	11.49	262,262,110	2.75%	3.65%	to	1.36%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.80%	to	1.40%	257,511	11.35	to	10.83	2,809,711	0.84%	32.82%	to	32.02%
2008	0.80%	to	1.40%	344,880	8.54	to	8.2	2,847,343	0.77%	-50.34%	to	-50.64%
2007	0.80%	to	1.40%	397,523	17.2	to	16.62	6,641,009	1.16%	10.66%	to	9.99%
2006	0.80%	to	1.40%	416,108	15.55	to	15.11	6,311,879	0.74%	15.2%	to	14.5%
2005	0.80%	to	1.40%	335,241	13.49	to	13.2	4,438,380	1.75%	9.42%	to	8.76%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.80%	to	3.05%	5,707,255	14.59	to	14.3	88,938,969	0.99%	35.66%	to	32.58%
2008	0.80%	to	3.05%	5,965,468	10.76	to	10.79	67,891,140	1.25%	-36.97%	to	-38.41%
2007	0.80%	to	3.05%	6,776,727	17.07	to	17.51	121,741,631	1.44%	6.69%	to	4.26%
2006	0.80%	to	2.95%	7,922,124	16	to	16.86	132,450,412	1.14%	9.01%	to	6.66%
2005	0.80%	to	3.00%	9,202,373	14.67	to	15.79	140,639,610	1.01%	11.2%	to	8.75%
NVIT Money Market Fund - Class I (SAM)
2009	0.40%	to	3.30%	47,298,089	10.13	to	9.23	611,884,145	0.05%	-0.36%	to	-3.26%
2008	0.65%	to	3.25%	58,886,454	10.2	to	9.57	801,127,428	1.98%	1.39%	to	-1.26%
2007	0.80%	to	3.25%	46,091,872	14.17	to	9.69	640,751,455	4.69%	3.95%	to	1.37%
2006	0.80%	to	3.25%	30,582,760	13.64	to	9.56	454,065,260	4.85%	3.7%	to	1.14%
2005	0.80%	to	2.90%	25,994,392	13.15	to	9.55	403,550,772	2.81%	1.85%	to	-0.3%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.80%	to	1.40%	5,811,834	8.27	to	8.18	47,623,886	0.86%	35.37%	to	34.55%
2008	0.80%	to	1.40%	236,983	6.11	to	6.08	1,442,366	0.11%	-38.93%	to	-39.17%	*
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	0.65%	to	3.25%	33,492,360	8.25	to	7.89	271,002,647	1.03%	35.22%	to	31.68%
2008	0.65%	to	3.25%	33,672,563	6.1	to	5.99	203,779,302	0.00%	-39.02%	to	-40.09%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	0.95%	to	2.15%	70,793	12.94	to	14.06	1,032,142	1.79%	28.28%	to	26.72%
2008	0.95%	to	2.20%	93,231	10.09	to	11.08	1,064,102	1.54%	-46.99%	to	-47.74%
2007	0.95%	to	2.30%	114,548	19.03	to	21.03	2,483,741	1.68%	1.73%	to	0.33%
2006	0.95%	to	2.30%	138,583	18.71	to	20.96	2,966,966	1.79%	21.24%	to	19.6%
2005	0.95%	to	2.30%	159,058	15.43	to	17.53	2,822,637	1.12%	10.73%	to	9.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.80%	to	1.40%	567,848	$15.64	to	15.02	$8,573,083	2.08%	28.8%	to	28.02%
2008	0.80%	to	1.40%	801,982	12.15	to	11.74	9,450,119	1.71%	-46.76%	to	-47.09%
2007	0.80%	to	1.40%	1,163,407	22.81	to	22.18	25,890,831	2.19%	2.1%	to	1.48%
2006	0.80%	to	1.40%	1,414,407	22.34	to	21.85	30,988,347	2.04%	21.77%	to	21.03%
2005	0.80%	to	1.40%	1,317,124	18.35	to	18.06	23,825,534	1.54%	11.16%	to	10.49%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	0.40%	to	3.30%	4,221,490	7.13	to	9.34	43,539,817	1.99%	28.97%	to	25.22%
2008	0.65%	to	3.25%	14,917,379	5.44	to	7.48	119,779,486	1.55%	-46.8%	to	-48.2%
2007	0.95%	to	3.25%	17,958,586	15.73	to	14.43	274,210,858	2.13%	1.72%	to	-0.66%
2006	0.95%	to	3.25%	8,623,100	15.46	to	14.53	130,577,252	1.68%	21.25%	to	18.44%
2005	0.95%	to	2.90%	2,983,147	12.75	to	12.34	37,643,603	1.41%	10.74%	to	8.57%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.80%	to	1.40%	435,720	8.15	to	8.07	3,519,745	0.80%	28.74%	to	27.96%
2008	0.80%	to	1.40%	4,988	6.33	to	6.3	31,488	0.49%	-36.7%	to	-36.95%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	0.65%	to	3.25%	20,688,233	8.14	to	7.79	165,234,419	0.48%	28.51%	to	25.15%
2008	1.10%	to	2.60%	100,379	6.31	to	6.25	631,180	0.35%	-36.86%	to	-37.51%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.40%	to	2.95%	4,932,338	8.54	to	7.69	38,825,340	1.10%	26.9%	to	23.65%
2008	0.80%	to	2.75%	538,618	6.31	to	6.23	3,379,434	0.97%	-36.85%	to	-37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.80%	to	1.40%	25,406,505	7.88	to	7.8	198,383,368	0.00%	26.1%	to	25.34%
2008	0.80%	to	1.40%	82,831	6.25	to	6.22	515,576	0.00%	-37.54%	to	-37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	0.65%	to	3.25%	21,823,573	7.86	to	7.52	168,407,542	0.00%	25.88%	to	22.59%
2008	0.65%	to	3.25%	13,384,980	6.24	to	6.13	82,917,533	0.00%	-37.57%	to	-38.67%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.65%	to	3.25%	38,969,703	8.72	to	8.34	334,877,361	1.06%	29.62%	to	26.23%
2008	0.65%	to	3.25%	25,339,928	6.73	to	6.61	169,207,097	1.07%	-32.72%	to	-33.9%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.80%	to	1.40%	1,069,631	5.69	to	5.37	5,784,908	0.00%	26.44%	to	25.68%
2008	0.80%	to	1.40%	1,159,659	4.5	to	4.27	4,987,989	0.00%	-46.85%	to	-47.17%
2007	0.80%	to	1.40%	1,333,156	8.47	to	8.08	10,842,638	0.00%	8.87%	to	8.21%
2006	0.80%	to	1.40%	1,582,686	7.78	to	7.47	11,881,738	0.00%	2.38%	to	1.77%
2005	0.80%	to	1.40%	2,005,492	7.6	to	7.34	14,778,743	0.00%	7.23%	to	6.58%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	0.95%	to	2.65%	983,361	7.04	to	10.84	11,455,239	0.00%	25.98%	to	23.82%
2008	0.95%	to	2.65%	968,639	5.59	to	8.75	9,006,487	0.00%	-47.04%	to	-47.96%
2007	0.95%	to	2.80%	1,534,096	10.55	to	15.18	26,997,038	0.00%	5.55%	to	6.42%	*
2006	1.10%	to	2.50%	874,697	16.77	to	15.87	14,347,686	0.00%	1.86%	to	0.42%
2005	1.10%	to	2.50%	833,849	16.47	to	15.81	13,450,257	0.00%	6.55%	to	5.05%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.80%	to	1.40%	2,126,736	18.45	to	17.19	36,900,577	0.58%	25.21%	to	24.45%
2008	0.80%	to	1.40%	2,629,323	14.74	to	13.81	36,629,666	1.08%	-32.7%	to	-33.1%
2007	0.80%	to	1.40%	3,462,637	21.9	to	20.65	72,051,759	1.12%	-7.64%	to	-8.21%
2006	0.80%	to	1.40%	4,662,412	23.71	to	22.5	105,594,388	0.43%	16.36%	to	15.66%
2005	0.80%	to	1.40%	5,997,704	20.38	to	19.45	117,326,190	0.06%	2.25%	to	1.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	0.85%	to	2.90%	1,573,837	$8.43	to	13.66	$26,272,189	0.48%	24.79%	to	22.21%
2008	0.85%	to	2.90%	1,254,598	6.75	to	11.18	17,069,075	0.90%	-32.88%	to	-34.27%
2007	0.95%	to	2.70%	1,429,150	14.6	to	19.38	29,121,568	0.90%	-8.12%	to	-9.75%
2006	0.95%	to	2.70%	1,931,451	15.89	to	21.48	43,101,602	0.22%	15.99%	to	13.94%
2005	0.95%	to	2.50%	1,711,970	13.7	to	18.96	33,130,471	0.00%	1.81%	to	0.22%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.80%	to	1.40%	2,862,552	32.25	to	29.62	85,697,283	0.27%	33.62%	to	32.82%
2008	0.80%	to	1.40%	3,418,854	24.14	to	22.3	76,995,047	0.79%	-38.68%	to	-39.06%
2007	0.80%	to	1.40%	4,226,617	39.37	to	36.59	156,048,695	0.09%	1.31%	to	0.69%
2006	0.80%	to	1.40%	5,162,695	38.86	to	36.34	189,121,006	0.10%	11.14%	to	10.47%
2005	0.80%	to	1.40%	6,249,268	34.96	to	32.89	206,998,058	0.00%	11.42%	to	10.75%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	0.85%	to	2.95%	2,565,425	8.26	to	13.92	42,920,845	0.15%	33.29%	to	30.46%
2008	0.65%	to	3.25%	4,915,642	6.21	to	10.48	61,690,354	0.61%	-38.76%	to	-40.36%
2007	0.95%	to	3.25%	4,806,056	16.16	to	17.57	99,556,181	0.00%	0.92%	to	-1.44%
2006	0.95%	to	3.25%	4,583,575	16.02	to	17.83	94,540,917	0.06%	10.69%	to	8.13%
2005	0.95%	to	2.90%	3,282,029	14.47	to	16.65	61,689,901	0.00%	10.95%	to	8.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.80%	to	2.95%	5,998,819	14.93	to	10.7	75,080,727	10.13%	23.38%	to	20.71%
2008	0.80%	to	2.95%	4,888,835	12.1	to	8.86	50,278,472	7.18%	-17.95%	to	-19.73%
2007	0.80%	to	2.95%	5,127,598	14.75	to	11.04	65,624,015	3.96%	3.78%	to	1.52%
2006	0.80%	to	2.70%	4,491,128	14.21	to	11.36	56,418,087	4.15%	4%	to	2.02%
2005	0.80%	to	2.35%	4,431,813	13.67	to	11.25	54,176,221	4.11%	1.36%	to	-0.21%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.80%	to	3.3%	7,363,311	10.51	to	10.07	76,304,875	2.29%	6.25%	to	3.58%
2008	0.80%	to	2.90%	1,618,282	9.89	to	9.75	15,898,860	2.47%	-1.1%	to	-2.5%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.8%	to	1.40%	59,032	3.09	to	2.92	173,754	0.00%	51.25%	to	50.33%
2008	0.80%	to	1.40%	69,320	2.04	to	1.94	135,605	0.00%	-48.98%	to	-49.29%
2007	0.80%	to	1.40%	89,808	4	to	3.83	346,234	0.00%	19.13%	to	18.4%
2006	0.80%	to	1.40%	134,349	3.36	to	3.23	437,058	0.00%	10.28%	to	9.62%
2005	0.80%	to	1.40%	206,846	3.05	to	2.95	613,233	0.00%	-1.31%	to	-1.91%
NVIT Technology & Communications Fund - Class II (GGTC2)
2009	1.15%	to	2.45%	49,650	15.3	to	13.97	742,990	0.00%	50.52%	to	48.54%
2008	1.15%	to	2.45%	59,489	10.17	to	9.41	593,313	0.00%	-49.38%	to	-50.05%
2007	0.95%	to	2.45%	77,916	13.74	to	18.83	1,535,827	0.00%	18.85%	to	17.04%
2006	0.95%	to	2.45%	86,480	11.56	to	16.09	1,441,736	0.00%	9.63%	to	7.97%
2005	0.95%	to	2.45%	103,102	10.55	to	14.9	1,576,432	0.00%	-1.72%	to	-3.2%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.80%	to	1.40%	503,843	11.39	to	10.87	5,508,883	0.00%	51.23%	to	50.31%
2008	0.80%	to	1.40%	328,516	7.53	to	7.23	2,390,551	0.00%	-49%	to	-49.31%
2007	0.80%	to	1.40%	430,126	14.77	to	14.27	6,165,718	0.00%	19.22%	to	18.49%
2006	0.80%	to	1.40%	503,432	12.38	to	12.04	6,083,287	0.00%	10.2%	to	9.53%
2005	0.80%	to	1.40%	399,751	11.24	to	10.99	4,406,502	0.00%	-1.31%	to	-1.9%
NVIT Technology & Communications Fund - Class VI (GGTC6)
2009	0.95%	to	2.80%	1,441,431	10.73	to	9.64	14,877,466	0.00%	51.04%	to	48.22%
2008	0.95%	to	2.80%	677,283	7.1	to	6.5	4,669,470	0.00%	-49.29%	to	-50.25%
2007	0.95%	to	2.80%	1,169,229	14.01	to	13.07	15,963,363	0.00%	18.76%	to	16.53%
2006	0.95%	to	2.45%	606,445	11.79	to	11.33	7,020,073	0.00%	10.14%	to	8.48%
2005	0.95%	to	2.50%	335,200	10.71	to	10.43	3,556,148	0.00%	-1.72%	to	-3.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)
2009	0.95%	to	2.95%	964,339	$8.1	to	12.26	$14,596,668	0.00%	24.49%	to	21.97%
2008	0.95%	to	2.95%	1,047,552	6.51	to	10.06	12,820,073	0.00%	-42.03%	to	-43.2%
2007	0.95%	to	2.95%	1,094,930	11.22	to	17.7	23,231,890	0.00%	12.24%	to	18.5%	*
2006	1.10%	to	2.95%	1,117,672	18.07	to	14.94	19,776,812	0.17%	-1.6%	to	-3.43%
2005	1.10%	to	2.95%	1,053,974	18.36	to	15.47	19,056,867	0.00%	10.47%	to	8.41%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.80%	to	1.40%	188,997	13.43	to	12.82	2,437,489	0.00%	24.78%	to	24.03%
2008	0.80%	to	1.40%	270,231	10.76	to	10.33	2,805,775	0.00%	-41.73%	to	-42.08%
2007	0.80%	to	1.40%	329,074	18.46	to	17.84	5,894,162	0.00%	21.45%	to	20.71%
2006	0.80%	to	1.40%	454,175	15.2	to	14.78	6,733,083	0.25%	-1.08%	to	-1.68%
2005	0.80%	to	1.40%	651,383	15.37	to	15.03	9,813,069	0.00%	11.1%	to	10.43%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.8%	to	1.40%	46,211	12.99	to	12.94	598,142	0.34%	29.9%	to	29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.05%	to	2.45%	126,715	12.95	to	12.82	1,636,114	0.01%	29.46%	to	28.24%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.65%	to	3.25%	24,685,147	12.98	to	12.75	317,975,246	0.42%	29.78%	to	27.5%	*
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2009	0.65%	to	3.25%	6,274,173	7.92	to	11.2	85,166,606	1.05%	27.43%	to	24.1%
2008	0.65%	to	3.25%	8,010,536	6.21	to	9.03	85,951,615	1.57%	-37.63%	to	-39.26%
2007	0.80%	to	3.25%	18,188,564	12.93	to	14.86	315,762,751	1.56%	-3.39%	to	-5.79%
2006	0.80%	to	3.25%	11,215,121	13.38	to	15.77	203,267,045	1.51%	14.64%	to	11.81%
2005	0.80%	to	3.00%	3,772,570	11.67	to	14.2	60,363,959	1.31%	3.12%	to	0.84%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.8%	to	1.40%	8,476,274	7.29	to	7.22	61,240,260	2.17%	29.79%	to	29%
2008	0.80%	to	1.40%	146,484	5.62	to	5.59	819,751	4.56%	-43.84%	to	-44.06%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2009	0.75%	to	2.70%	7,149,290	7.26	to	7.02	51,256,307	1.92%	29.54%	to	26.99%
2008	0.95%	to	2.80%	319,169	5.6	to	5.53	1,779,763	3.53%	-44.02%	to	-44.73%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.40%	to	3.25%	24,900,539	9.7	to	8.87	262,364,479	7.00%	12.87%	to	9.64%
2008	0.65%	to	3.25%	38,156,662	8.59	to	8.09	355,647,246	4.55%	-13.99%	to	-16.24%
2007	0.80%	to	3.25%	38,220,042	15.25	to	9.66	424,912,124	3.23%	3.93%	to	1.35%
2006	0.80%	to	3.25%	19,400,879	14.68	to	9.53	224,892,310	3.51%	3.37%	to	0.82%
2005	0.80%	to	2.75%	8,471,408	14.2	to	9.59	116,762,312	2.78%	0.63%	to	-1.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.75%	to	2.45%	649,344	10.91	to	10.79	7,051,409	0.97%	9.11%	to	7.86%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.65%	to	3.25%	14,013,653	11	to	10.81	153,020,206	1.62%	9.98%	to	8.05%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80%	to	2.95%	2,569,381	5.12	to	7.08	21,201,989	0.47%	-52.29%	to	-53.33%
2007	0.80%	to	2.95%	2,902,901	10.74	to	15.16	50,651,888	0.35%	0.55%	to	-1.64%
2006	0.95%	to	2.95%	3,021,464	14.14	to	15.42	52,769,013	0.12%	11.87%	to	9.62%
2005	0.95%	to	2.95%	3,126,816	12.64	to	14.06	49,174,442	0.00%	4.43%	to	2.33%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.8%	to	2.95%	687,506	7.49	to	9.6	7,749,730	0.27%	19.75%	to	17.16%
2008	0.80%	to	2.95%	804,764	6.25	to	8.2	7,651,910	0.00%	-43.09%	to	-44.32%
2007	0.80%	to	2.95%	1,044,738	10.99	to	14.72	17,629,535	0.00%	10.83%	to	8.42%
2006	0.80%	to	2.95%	936,992	9.91	to	13.58	14,402,186	0.00%	-0.88%	to	2.94%	*
2005	0.95%	to	2.95%	783,186	12.18	to	13.19	11,580,313	0.00%	7.55%	to	5.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.80%	to	3.00%	1,278,768	$8.19	to	12.88	$19,440,268	0.00%	40.85%	to	37.73%
2008	0.80%	to	3.00%	1,176,724	5.82	to	9.35	12,813,434	0.00%	-47.55%	to	-48.72%
2007	0.80%	to	3.00%	1,288,902	11.09	to	18.24	27,002,291	0.00%	9.66%	to	7.21%
2006	0.80%	to	3.00%	1,088,041	10.12	to	17.01	20,992,339	0.00%	1.15%	to	12.78%	*
2005	0.95%	to	3.00%	938,234	13.62	to	15.09	15,894,114	0.00%	8.23%	to	6%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	0.95%	to	2.80%	733,419	10.63	to	10.47	9,115,377	3.52%	19.21%	to	16.98%
2008	0.95%	to	2.80%	891,778	8.92	to	8.95	9,367,499	1.77%	-41.26%	to	-42.36%
2007	0.95%	to	2.90%	1,095,470	15.18	to	15.45	19,731,218	1.22%	3.86%	to	1.8%
2006	0.95%	to	2.90%	1,318,088	14.62	to	15.18	23,041,761	1.14%	15.88%	to	13.6%
2005	0.95%	to	2.90%	1,458,592	12.61	to	13.36	22,196,589	1.24%	3.6%	to	1.57%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.40%	to	2.90%	1,172,611	9.31	to	15.26	21,042,602	0.78%	42.09%	to	38.52%
2008	0.80%	to	2.80%	934,857	6.22	to	11.08	11,843,636	0.28%	-37.79%	to	-37.55%	*
2007	0.95%	to	2.40%	394,975	16.31	to	19.59	7,812,720	0.80%	0.56%	to	-0.92%
2006	0.95%	to	2.40%	436,802	16.22	to	19.77	8,743,128	0.23%	13.12%	to	11.47%
2005	0.95%	to	2.40%	472,597	14.34	to	17.73	8,416,951	0.55%	5.62%	to	4.08%
Money Market Portfolio(TM) (CHSMM)
2009	0.75%	to	1.55%	1,588,787	10.11	to	10.54	17,129,897	0.11%	-0.65%	to	-1.45%
2008	0.75%	to	1.85%	2,367,841	10.18	to	10.52	25,748,263	2.08%	1.35%	to	0.23%
2007	0.95%	to	1.85%	2,030,093	10.92	to	10.5	22,118,985	4.51%	3.74%	to	2.79%
2006	0.95%	to	1.85%	1,650,023	10.53	to	10.21	17,343,382	4.15%	3.61%	to	2.67%
2005	0.95%	to	1.90%	1,114,003	10.16	to	9.94	11,301,111	3.00%	1.77%	to	0.8%
VP Balanced Fund - Class I (ACVB)
2009	0.80%	to	1.40%	1,885,279	18.7	to	20.03	40,271,753	5.37%	14.56%	to	13.87%
2008	0.80%	to	1.40%	2,314,333	16.32	to	17.59	43,388,355	2.68%	-20.97%	to	-21.45%
2007	0.80%	to	1.40%	2,885,081	20.65	to	22.39	68,694,053	2.18%	4.09%	to	3.46%
2006	0.80%	to	1.40%	3,544,356	19.84	to	21.64	81,354,666	1.99%	8.74%	to	8.09%
2005	0.80%	to	1.40%	4,467,709	18.24	to	20.02	94,404,446	1.89%	4.1%	to	3.47%
VP Capital Appreciation Fund - Class I (ACVCA)
2008	0.80%	to	1.40%	2,882,462	11.93	to	14.27	70,456,060	0.00%	-46.62%	to	-46.94%
2007	0.80%	to	1.40%	3,530,839	22.34	to	26.89	159,958,937	0.00%	44.63%	to	43.75%
2006	0.80%	to	1.40%	3,982,752	15.45	to	18.71	124,686,439	0.00%	16.28%	to	15.58%
2005	0.80%	to	1.40%	4,837,975	13.28	to	16.19	129,211,185	0.00%	21.09%	to	20.36%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.80%	to	1.40%	1,564,365	10.71	to	9.98	15,758,920	4.85%	17.15%	to	16.44%
2008	0.80%	to	1.40%	1,902,498	9.15	to	8.57	16,446,480	2.09%	-35.11%	to	-35.5%
2007	0.80%	to	1.40%	2,391,422	14.09	to	13.29	32,022,315	1.98%	-0.87%	to	-1.47%
2006	0.80%	to	1.40%	2,937,946	14.22	to	13.49	39,889,470	1.85%	16.15%	to	15.45%
2005	0.80%	to	1.40%	3,657,933	12.24	to	11.69	42,972,046	2.07%	3.8%	to	3.17%
VP Income & Growth Fund - Class II (ACVIG2)
2009	0.95%	to	2.85%	503,648	11.16	to	9.01	6,339,742	4.46%	16.66%	to	14.25%
2008	0.95%	to	2.85%	602,251	9.57	to	7.88	6,525,719	1.80%	-35.35%	to	-36.67%
2007	0.95%	to	2.85%	727,674	14.8	to	12.45	12,216,196	1.71%	-1.38%	to	-3.23%
2006	0.95%	to	2.85%	861,606	15.01	to	12.86	14,784,058	1.57%	15.71%	to	13.54%
2005	0.95%	to	2.85%	974,803	12.97	to	11.33	14,596,589	1.77%	3.53%	to	1.59%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.40%	to	3.30%	12,382,367	10.76	to	10.83	151,758,191	1.80%	9.77%	to	6.58%
2008	0.75%	to	3.05%	10,709,237	10.07	to	10.32	120,944,215	4.72%	-2.33%	to	-4.59%
2007	0.80%	to	3.05%	6,820,642	11.89	to	10.81	79,613,998	4.31%	8.61%	to	6.14%
2006	0.80%	to	3.00%	6,878,406	10.94	to	10.21	74,548,587	3.41%	0.78%	to	-1.45%
2005	0.80%	to	3.00%	7,317,685	10.86	to	10.36	79,291,554	4.66%	0.75%	to	-1.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP International Fund - Class I (ACVI)
2008	0.80%	to	1.40%	1,852,745	$15.27	to	14.16	$26,470,256	0.84%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	2,292,787	27.9	to	26.02	60,157,680	0.72%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,905,577	23.82	to	22.36	65,448,602	1.67%	24.03%	to	23.28%
2005	0.80%	to	1.40%	3,664,642	19.21	to	18.13	66,905,080	1.18%	12.35%	to	11.67%
VP International Fund - Class II (ACVI2)
2008	0.95%	to	2.15%	128,519	11.38	to	12.17	1,624,402	0.67%	-45.42%	to	-46.09%
2007	0.95%	to	2.15%	152,551	20.85	to	22.58	3,551,239	0.56%	16.79%	to	15.37%
2006	0.95%	to	2.15%	167,745	17.86	to	19.57	3,361,447	1.45%	23.56%	to	22.07%
2005	0.95%	to	2.15%	187,627	14.45	to	16.03	3,059,229	1.01%	12.03%	to	10.68%
VP International Fund - Class III (ACVI3)
2008	0.80%	to	1.40%	1,568,771	10.15	to	9.75	15,380,530	0.83%	-45.27%	to	-45.6%
2007	0.80%	to	1.40%	1,893,113	18.55	to	17.92	34,085,680	0.70%	17.11%	to	16.4%
2006	0.80%	to	1.40%	2,121,586	15.84	to	15.4	32,787,298	1.62%	24.03%	to	23.28%
2005	0.80%	to	1.40%	2,307,236	12.77	to	12.49	28,896,626	1.13%	12.2%	to	11.52%
VP International Fund - Class IV (ACVI4)
2008	0.95%	to	2.80%	943,918	9.95	to	9.11	9,133,453	0.68%	-45.47%	to	-46.5%
2007	0.95%	to	2.80%	1,081,252	18.24	to	17.03	19,305,697	0.42%	16.77%	to	14.58%
2006	0.95%	to	2.65%	741,894	15.62	to	14.92	11,421,722	1.45%	23.68%	to	21.57%
2005	0.95%	to	2.65%	771,337	12.63	to	12.27	9,654,221	0.89%	11.9%	to	9.99%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.80%	to	1.40%	535,378	10.4	to	10.17	5,462,541	3.84%	28.91%	to	28.13%
2008	0.80%	to	1.40%	566,200	8.07	to	7.94	4,504,507	0.09%	-24.95%	to	-25.41%
2007	0.80%	to	1.40%	544,568	10.75	to	10.64	5,803,553	0.95%	-3.09%	to	-3.68%
2006	0.80%	to	1.40%	299,448	11.09	to	11.05	3,310,661	1.20%	10.94%	to	10.5%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	0.75%	to	3.30%	3,038,070	9.67	to	11.11	36,485,640	3.39%	28.83%	to	25.52%
2008	0.75%	to	2.90%	2,949,866	7.51	to	8.99	27,697,339	0.09%	-25.08%	to	-26.7%
2007	1.10%	to	2.90%	2,191,006	12.88	to	12.26	27,830,212	0.66%	-3.5%	to	-5.27%
2006	1.10%	to	2.90%	1,253,439	13.35	to	12.95	16,593,330	0.67%	18.91%	to	16.75%
2005	1.15%	to	2.90%	483,218	11.22	to	11.09	5,404,126	1.28%	12.21%	to	10.89%	*
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80%	to	1.40%	259,464	7.37	to	7.08	1,847,004	0.00%	-41.95%	to	-42.3%
2007	0.80%	to	1.40%	371,822	12.7	to	12.27	4,581,136	0.00%	20.04%	to	19.31%
2006	0.80%	to	1.40%	423,522	10.58	to	10.28	4,369,846	0.00%	-4.05%	to	-4.63%
2005	0.80%	to	1.40%	704,273	11.02	to	10.78	7,610,398	0.00%	1.35%	to	0.74%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95%	to	2.90%	868,516	7.82	to	7.74	7,868,731	0.00%	-42.2%	to	-43.34%
2007	0.95%	to	2.90%	1,079,627	13.53	to	13.65	17,056,680	0.00%	19.69%	to	17.32%
2006	0.95%	to	2.90%	1,132,582	11.31	to	11.64	15,069,024	0.00%	-4.3%	to	-6.18%
2005	0.95%	to	2.90%	1,111,532	11.82	to	12.4	15,585,166	0.00%	1.01%	to	-0.97%
VP Value Fund - Class I (ACVV)
2009	0.80%	to	1.40%	3,000,711	21.33	to	19.71	59,752,569	5.88%	18.9%	to	18.19%
2008	0.80%	to	1.40%	3,763,741	17.94	to	16.68	63,351,622	2.53%	-27.36%	to	-27.8%
2007	0.80%	to	1.40%	4,831,480	24.7	to	23.1	112,542,386	1.78%	-5.9%	to	-6.47%
2006	0.80%	to	1.40%	6,165,160	26.25	to	24.7	153,403,265	1.35%	17.71%	to	17%
2005	0.80%	to	1.40%	7,260,905	22.3	to	21.11	154,247,554	0.93%	4.2%	to	3.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP Value Fund - Class II (ACVV2)
2009	0.75%	to	3.30%	5,307,560	$8.68	to	11.81	$76,316,151	5.43%	18.82%	to	15.77%
2008	0.75%	to	2.95%	5,916,904	7.31	to	10.41	72,299,440	2.22%	-27.35%	to	-28.97%
2007	0.95%	to	2.95%	5,881,576	14.49	to	14.65	99,951,941	1.51%	-6.21%	to	-8.12%
2006	0.95%	to	2.95%	5,699,037	15.45	to	15.95	104,054,486	1.05%	17.34%	to	14.98%
2005	0.95%	to	2.95%	4,664,738	13.16	to	13.87	73,014,202	0.59%	3.86%	to	1.77%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80%	to	1.40%	560,487	6.77	to	6.66	3,740,623	0.00%	-49.04%	to	-49.34%
2007	0.80%	to	1.40%	951,361	13.28	to	13.14	12,519,496	0.00%	38.65%	to	37.81%
2006	1.30%	to	1.40%	15,762			9.54	150,403	0.00%	-4.56%	to	-4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95%	to	2.80%	1,499,857	6.31	to	8.04	12,523,097	0.00%	-49.2%	to	-50.15%
2007	0.95%	to	2.80%	2,291,468	12.42	to	16.13	37,937,432	0.00%	24.25%	to	35.61%	*
2006	1.10%	to	2.90%	242,388	12.25	to	11.88	2,936,912	0.00%	7.68%	to	5.73%
2005	1.10%	to	2.90%	106,490	11.37	to	11.23	1,205,764	0.00%	13.72%	to	12.35%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.40%	to	2.90%	2,741,931	9.06	to	14.26	41,696,031	2.51%	24.53%	to	21.4%
2008	0.80%	to	2.80%	2,849,922	10.29	to	11.82	34,819,726	0.81%	-31.47%	to	-32.85%
2007	0.80%	to	2.70%	2,789,752	15.01	to	19.17	49,316,620	0.40%	-1.45%	to	-3.35%
2006	0.80%	to	2.50%	3,003,653	15.23	to	20	53,124,303	0.42%	13.5%	to	11.56%
2005	0.80%	to	2.50%	3,454,461	13.42	to	17.92	52,798,571	0.00%	6.38%	to	4.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.80%	to	1.40%	10,005,487	21.14	to	24.87	251,973,988	2.07%	25.32%	to	24.57%
2008	0.80%	to	1.40%	11,829,308	16.87	to	19.97	239,007,065	2.04%	-37.64%	to	-38.02%
2007	0.80%	to	1.40%	14,260,866	27.05	to	32.22	464,467,374	1.71%	4.41%	to	3.77%
2006	0.80%	to	1.40%	17,471,027	25.91	to	31.05	547,761,774	1.59%	14.58%	to	13.89%
2005	0.80%	to	1.40%	21,479,216	22.61	to	27.26	590,648,682	1.54%	3.86%	to	3.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2009	0.75%	to	2.85%	7,000,385	7.98	to	11.11	92,376,592	1.85%	25.1%	to	22.45%
2008	0.95%	to	2.85%	6,903,789	9.2	to	9.08	73,597,957	1.77%	-37.92%	to	-39.11%
2007	0.95%	to	2.90%	7,232,672	14.82	to	14.87	124,891,794	1.53%	3.99%	to	1.93%
2006	0.95%	to	2.90%	7,034,417	14.25	to	14.59	117,546,992	1.41%	14.11%	to	11.87%
2005	0.95%	to	3.00%	6,341,787	12.49	to	13	93,210,382	1.41%	3.44%	to	1.31%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.80%	to	1.40%	2,105,786	16.95	to	20.29	45,091,981	0.98%	32.69%	to	31.88%
2008	0.80%	to	1.40%	2,380,596	12.77	to	15.38	38,616,074	0.77%	-34.95%	to	-35.34%
2007	0.80%	to	1.40%	2,887,153	19.64	to	23.79	72,290,938	0.55%	6.92%	to	6.27%
2006	0.80%	to	1.40%	3,504,269	18.37	to	22.39	82,432,140	0.11%	8.33%	to	7.68%
2005	0.80%	to	1.40%	4,359,987	16.95	to	20.79	95,023,542	0.00%	2.79%	to	2.17%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.80%	to	1.40%	1,906,125	14.46	to	13.41	25,808,007	2.70%	21.58%	to	20.84%
2008	0.80%	to	1.40%	2,251,894	11.9	to	11.1	25,206,414	2.03%	-30.12%	to	-30.54%
2007	0.80%	to	1.40%	2,667,862	17.02	to	15.98	42,947,989	1.61%	6.27%	to	5.62%
2006	0.80%	to	1.40%	3,227,567	16.02	to	15.12	49,149,665	1.58%	15.55%	to	14.85%
2005	0.80%	to	1.40%	4,029,605	13.86	to	13.17	53,378,443	0.02%	3.55%	to	2.92%
Appreciation Portfolio - Service Shares (DCAPS)
2009	0.75%	to	3.00%	1,768,979	8.63	to	11.21	23,417,821	2.14%	21.31%	to	18.56%
2008	0.75%	to	3.00%	1,678,407	7.12	to	9.45	18,482,018	1.65%	-30.25%	to	-31.83%
2007	0.95%	to	3.00%	1,388,567	14.34	to	13.87	22,154,594	1.41%	5.83%	to	3.63%
2006	0.95%	to	3.00%	1,641,093	13.55	to	13.38	24,926,948	1.35%	15.11%	to	12.73%
2005	0.95%	to	3.00%	1,814,647	11.77	to	11.87	24,136,811	0.00%	3.13%	to	1%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Developing Leaders Portfolio - Service Shares (DVDLS)
2009	0.95%	to	2.40%	130,684	$8.54	to	9.95	$1,382,149	1.28%	24.57%	to	22.74%
2008	0.95%	to	2.40%	145,489	6.85	to	8.11	1,231,064	0.56%	-38.36%	to	-39.27%
2007	0.95%	to	2.40%	189,656	11.12	to	13.35	2,613,330	0.53%	-12.13%	to	-13.42%
2006	0.95%	to	2.40%	278,075	12.65	to	15.42	4,374,516	0.17%	2.54%	to	1.04%
2005	0.95%	to	2.40%	339,465	12.34	to	15.26	5,241,910	0.00%	4.56%	to	3.03%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.80%	to	1.40%	1,288,723	12.39	to	11.44	14,891,654	1.32%	27.76%	to	26.98%
2008	0.80%	to	1.40%	1,549,201	9.69	to	9.01	14,086,099	0.63%	-40.89%	to	-41.25%
2007	0.80%	to	1.40%	1,896,207	16.4	to	15.34	29,317,204	0.75%	7.57%	to	6.92%
2006	0.80%	to	1.40%	2,372,008	15.25	to	14.35	34,268,064	0.76%	13.6%	to	12.91%
2005	0.80%	to	1.40%	2,832,165	13.42	to	12.71	36,194,164	1.29%	2.53%	to	1.91%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	0.95%	to	2.25%	134,046	11.39	to	9.41	1,702,974	0.76%	12.19%	to	10.58%
2008	0.95%	to	2.55%	173,986	10.15	to	10.97	1,971,709	0.02%	-30.34%	to	-31.46%
2007	0.95%	to	3.15%	192,944	14.57	to	14.35	3,164,519	0.55%	8.59%	to	6.17%
2006	0.95%	to	3.15%	212,094	13.42	to	13.52	3,225,966	0.53%	14.69%	to	12.15%
2005	1.05%	to	3.15%	236,710	11.67	to	12.06	3,170,136	0.84%	0.63%	to	-1.5%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95%	to	2.40%	86,156	9.69	to	10.39	924,331	2.19%	13.42%	to	11.76%
2008	0.95%	to	2.75%	95,239	8.54			900,294	1.53%	-34.59%	to	-35.78%
2007	0.95%	to	2.75%	123,768	13.06	to	13.3	1,796,271	1.29%	-10.72%	to	-12.36%
2006	0.95%	to	2.75%	147,270	14.63	to	15.17	2,411,405	1.22%	15.38%	to	13.29%
2005	0.95%	to	2.75%	177,529	12.68	to	13.39	2,536,537	1.27%	3.78%	to	1.9%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.80%	to	2.65%	746,449	9.98	to	9.32	7,250,437	1.52%	0.47%	to	-1.4%
2008	0.80%	to	2.80%	918,459	9.94	to	9.41	8,951,034	1.07%	-1.66%	to	-3.64%
2007	0.80%	to	2.35%	295,662	10.1	to	9.84	2,944,941	1.37%	-2.28%	to	-3.81%
2006	1.15%	to	2.30%	326,855	10.32	to	10.24	3,358,443	0.00%	3.16%	to	2.37%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.80%	to	1.40%	988,389	13.65	to	13.03	12,949,621	6.58%	19.47%	to	18.75%
2008	0.80%	to	1.40%	1,061,286	11.42	to	10.97	11,701,500	5.61%	-8.03%	to	-8.59%
2007	0.80%	to	1.40%	1,330,368	12.42	to	12	16,034,879	4.53%	4.54%	to	3.9%
2006	0.80%	to	1.40%	1,361,037	11.88	to	11.55	15,768,662	4.34%	3.32%	to	2.7%
2005	0.80%	to	1.40%	1,866,157	11.5	to	11.25	21,031,569	3.80%	0.49%	to	-0.12%
Quality Bond Fund II - Service Shares (FQBS)
2009	0.95%	to	2.95%	4,565,974	12.27	to	10.54	53,792,192	6.26%	19.01%	to	16.61%
2008	0.95%	to	2.95%	4,844,381	10.31	to	9.04	48,257,499	4.88%	-8.43%	to	-10.28%
2007	0.95%	to	2.95%	5,168,222	11.26	to	10.07	56,663,144	4.31%	4.14%	to	2.02%
2006	0.95%	to	2.95%	4,875,943	10.81	to	9.88	51,727,060	3.80%	2.94%	to	0.86%
2005	0.95%	to	2.95%	4,648,453	10.51	to	9.79	48,245,065	3.29%	0.03%	to	-1.98%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95%	to	3.10%	14,053,840	8.45	to	13.83	231,399,877	1.15%	34.18%	to	31.27%
2008	0.95%	to	3.10%	16,338,369	6.29	to	10.54	201,905,123	0.73%	-43.24%	to	-44.47%
2007	0.95%	to	3.10%	18,440,700	11.09	to	18.97	404,049,775	0.79%	10.88%	to	13.65%	*
2006	1.10%	to	3.10%	16,826,492	19.42	to	16.7	319,679,085	1.04%	10.21%	to	7.99%
2005	1.10%	to	3.10%	13,262,039	17.62	to	15.46	229,643,763	0.09%	15.37%	to	13.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.80%	to	1.40%	11,095,521	$19.99	to	24.53	$392,467,682	2.23%	29.17%	to	28.39%
2008	0.80%	to	1.40%	13,248,157	15.48	to	19.11	363,508,408	2.28%	-43.11%	to	-43.46%
2007	0.80%	to	1.40%	16,421,321	27.21	to	33.8	788,830,764	1.74%	0.71%	to	0.1%
2006	0.80%	to	1.40%	19,837,866	27.02	to	33.76	941,295,561	3.26%	19.23%	to	18.52%
2005	0.80%	to	1.40%	24,111,620	22.66	to	28.49	951,276,572	1.68%	5.02%	to	4.39%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.10%	to	3.10%	778,358	17.06	to	13.21	12,618,401	0.37%	55.42%	to	52.28%
2008	1.10%	to	3.10%	844,676	10.98	to	8.68	8,862,131	0.49%	-51.82%	to	-52.8%
2007	1.10%	to	3.10%	1,045,050	22.79	to	18.38	22,900,224	0.63%	4.28%	to	2.15%
2006	1.10%	to	3.10%	1,184,531	21.85	to	18	25,032,411	0.35%	14.74%	to	12.42%
2005	1.10%	to	3.10%	1,244,308	19.04	to	16.01	23,050,709	0.00%	1.3%	to	-0.74%
High Income Portfolio - Initial Class (FHIP)
2009	0.80%	to	1.40%	2,706,774	15.77	to	16.7	64,906,933	7.64%	42.81%	to	41.94%
2008	0.80%	to	1.40%	3,333,874	11.05	to	11.77	56,114,072	7.80%	-25.59%	to	-26.04%
2007	0.80%	to	1.40%	4,420,785	14.84	to	15.91	100,020,943	6.64%	1.96%	to	1.34%
2006	0.80%	to	1.40%	7,076,863	14.56	to	15.7	153,544,649	7.13%	10.35%	to	9.68%
2005	0.80%	to	1.40%	8,818,397	13.19	to	14.31	171,137,153	14.50%	1.88%	to	1.27%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.80%	to	1.40%	5,946,996	20.66	to	19.89	175,392,894	2.33%	28.08%	to	27.31%
2008	0.80%	to	1.40%	6,966,315	16.13	to	15.62	160,712,631	2.43%	-29.29%	to	-29.72%
2007	0.80%	to	1.40%	8,375,163	22.81	to	22.23	272,815,879	6.05%	14.58%	to	13.88%
2006	0.80%	to	1.40%	10,118,900	19.91	to	19.52	286,791,929	2.82%	6.46%	to	5.82%
2005	0.80%	to	1.40%	12,409,816	18.7	to	18.45	329,413,384	2.78%	3.21%	to	2.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80%	to	1.40%	12,707,542	29.3	to	29.18	374,619,416	1.36%	34.62%	to	33.81%
2008	0.80%	to	1.40%	15,111,468	21.76	to	21.8	332,663,039	0.91%	-42.97%	to	-43.32%
2007	0.80%	to	1.40%	18,212,023	38.16	to	38.47	706,656,295	0.90%	16.65%	to	15.94%
2006	0.80%	to	1.40%	21,578,263	32.72	to	33.18	721,451,899	1.27%	10.83%	to	10.16%
2005	0.80%	to	1.40%	24,802,463	29.52	to	30.12	752,002,828	0.29%	16%	to	15.31%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.75%	to	2.75%	5,512,532	7.45	to	13.56	78,214,047	0.23%	46.47%	to	43.51%
2008	0.75%	to	2.80%	5,594,487	5.08	to	9.43	54,788,140	0.00%	-54.75%	to	-55.69%
2007	0.80%	to	2.80%	5,413,172	13.59	to	21.28	118,510,583	0.13%	44.47%	to	41.54%
2006	0.80%	to	2.80%	2,923,524	9.41	to	15.03	44,870,467	0.90%	-5.92%	to	13.36%	*
2005	1.10%	to	2.75%	1,080,443	13.42	to	13.27	14,439,718	0.70%	34.16%	to	32.67%	*
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	0.95%	to	3.3%	8,973,964	6.91	to	10.76	117,787,793	2.15%	28.65%	to	25.6%
2008	0.95%	to	2.95%	9,142,932	5.37	to	8.75	93,902,730	2.22%	-43.36%	to	-44.5%
2007	0.95%	to	2.95%	9,650,205	9.48	to	15.76	176,168,699	1.71%	-5.21%	to	-1.73%	*
2006	1.10%	to	2.95%	9,285,688	18.74	to	16.04	170,040,794	2.92%	18.61%	to	16.4%
2005	1.10%	to	2.95%	8,101,371	15.8	to	13.78	125,643,989	1.28%	4.41%	to	2.47%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.80%	to	1.40%	508,093	10.41	to	10.18	5,184,551	3.74%	23.16%	to	22.41%
2008	0.80%	to	1.40%	534,668	8.45	to	8.31	4,453,816	2.86%	-25.68%	to	-26.13%
2007	0.80%	to	1.40%	450,333	11.37	to	11.25	5,074,439	3.44%	7.77%	to	7.12%
2006	1.30%	to	1.40%	162,866	10.51			1,711,515	3.28%	5.13%	to	5.05%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.10%	to	2.70%	5,580,362	$11.3	to	10.47	$61,055,820	4.30%	22.59%	to	20.61%
2008	1.10%	to	2.70%	4,645,289	9.22	to	8.68	41,630,317	2.85%	-25.99%	to	-27.19%
2007	1.10%	to	2.70%	3,748,220	12.45	to	11.92	45,656,435	2.62%	7.22%	to	5.48%
2006	1.10%	to	2.70%	2,744,382	11.62	to	11.3	31,383,195	2.38%	8.38%	to	6.63%
2005	1.15%	to	2.70%	851,649	10.71	to	10.6	9,071,545	0.85%	7.14%	to	6.02%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.80%	to	1.40%	762,019	9.85	to	9.63	7,363,537	3.51%	27.75%	to	26.97%
2008	0.80%	to	1.40%	715,854	7.71	to	7.58	5,443,001	2.80%	-33.25%	to	-33.65%
2007	0.80%	to	1.40%	521,510	11.55	to	11.43	5,970,926	3.23%	9.28%	to	8.62%
2006	1.30%	to	1.40%	138,522	10.53			1,458,810	2.86%	5.33%	to	5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.10%	to	2.85%	10,446,737	11.19	to	10.3	114,146,511	3.98%	27.13%	to	24.88%
2008	1.10%	to	2.90%	6,972,856	8.8	to	8.23	60,026,433	2.68%	-33.54%	to	-34.75%
2007	1.10%	to	2.90%	5,452,403	13.25	to	12.61	70,902,100	2.44%	8.75%	to	6.76%
2006	1.10%	to	2.90%	3,209,353	12.18	to	11.81	38,598,876	1.89%	10.48%	to	8.47%
2005	1.15%	to	2.90%	1,450,199	11.02	to	10.89	15,908,277	1.01%	10.21%	to	8.91%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.80%	to	1.40%	589,970	9.35	to	9.15	5,416,444	2.40%	30.35%	to	29.56%
2008	0.80%	to	1.40%	481,061	7.17	to	7.06	3,404,900	2.59%	-38.57%	to	-38.94%
2007	0.80%	to	1.40%	307,780	11.68	to	11.56	3,564,229	3.24%	10.31%	to	9.64%
2006	0.80%	to	1.40%	85,450	10.59	to	10.55	901,603	2.10%	5.88%	to	5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.10%	to	2.70%	1,783,182	10.93	to	10.13	18,869,954	2.17%	29.74%	to	27.64%
2008	1.10%	to	2.70%	1,631,753	8.43	to	7.94	13,382,199	2.19%	-38.85%	to	-39.84%
2007	1.10%	to	2.70%	1,398,391	13.78	to	13.2	18,889,628	2.17%	9.85%	to	8.07%
2006	1.10%	to	2.90%	1,094,121	12.55	to	12.17	13,545,883	1.72%	11.69%	to	9.66%
2005	1.15%	to	2.90%	626,404	11.23	to	11.1	6,999,070	0.99%	12.29%	to	10.97%	*
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80%	to	1.40%	1,657,626	9.27	to	8.59	14,371,980	0.47%	44.68%	to	43.81%
2008	0.80%	to	1.40%	1,893,306	6.4	to	5.97	11,404,425	0.37%	-55.38%	to	-55.65%
2007	0.80%	to	1.40%	2,355,583	14.35	to	13.47	31,965,894	0.00%	22.19%	to	21.45%
2006	0.80%	to	1.40%	2,712,499	11.75	to	11.09	30,268,618	0.72%	4.61%	to	3.98%
2005	0.80%	to	1.40%	3,577,040	11.23	to	10.67	38,352,113	0.93%	8.02%	to	7.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.80%	to	1.40%	8,786,028	16.02	to	20.53	353,773,768	0.43%	27.26%	to	26.49%
2008	0.80%	to	1.40%	10,315,116	12.59	to	16.23	326,253,847	0.76%	-47.59%	to	-47.91%
2007	0.80%	to	1.40%	12,473,199	24.02	to	31.16	745,751,636	0.84%	25.94%	to	25.18%
2006	0.80%	to	1.40%	15,379,782	19.07	to	24.89	723,221,795	0.41%	6%	to	5.36%
2005	0.80%	to	1.40%	19,493,494	17.99	to	23.63	851,535,193	0.51%	4.95%	to	4.32%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	0.85%	to	3.00%	3,652,787	6.85	to	10.16	44,823,650	0.21%	26.88%	to	24.13%
2008	0.85%	to	3.00%	3,750,535	5.4	to	8.19	36,441,386	0.53%	-47.76%	to	-48.89%
2007	0.95%	to	3.00%	4,763,730	11.9	to	16.02	89,331,698	0.32%	19.02%	to	22.84%	*
2006	1.10%	to	3.00%	3,396,781	15.59	to	13.04	51,229,656	0.16%	5.4%	to	3.38%
2005	1.10%	to	3.00%	3,421,593	14.79	to	12.61	49,127,180	0.25%	4.35%	to	2.35%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.80%	to	1.40%	2,439,833	10.46	to	10.29	25,152,368	8.56%	42.67%	to	41.8%
2008	0.80%	to	1.40%	1,960,090	7.33	to	7.26	14,240,462	8.85%	-25.48%	to	-25.94%
2007	0.80%	to	1.40%	1,244,598	9.84	to	9.8	12,199,909	16.76%	-1.62%	to	-2.02%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.80%	to	1.40%	2,383,390	$12.53	to	12.04	$28,829,928	8.21%	14.75%	to	14.05%
2008	0.80%	to	1.40%	1,760,865	10.92	to	10.55	18,661,455	4.21%	-4.12%	to	-4.7%
2007	0.80%	to	1.40%	1,827,483	11.39	to	11.07	20,308,029	3.93%	3.37%	to	2.74%
2006	0.80%	to	1.40%	1,663,367	11.02	to	10.78	17,973,250	3.75%	3.47%	to	2.84%
2005	0.80%	to	1.40%	1,541,808	10.65	to	10.48	16,185,460	3.17%	1.27%	to	0.65%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2009	0.65%	to	3.25%	43,332,353	11.06	to	10.5	513,869,040	8.32%	14.72%	to	11.72%
2008	0.65%	to	3.25%	38,795,425	9.64	to	9.4	405,358,697	3.91%	-4.09%	to	-6.6%
2007	0.95%	to	3.25%	39,988,032	10.15	to	10.06	440,398,413	2.72%	1.47%	to	0.68%	*
2006	1.10%	to	3.25%	17,350,200	11.06	to	10	187,123,591	2.12%	2.99%	to	0.76%
2005	1.10%	to	2.90%	6,089,737	10.74	to	10.02	64,530,741	2.84%	0.78%	to	-1.05%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.80%	to	1.40%	2,397,217	9.44	to	9.23	22,207,442	0.64%	38.89%	to	38.06%
2008	0.80%	to	1.40%	2,030,889	6.8	to	6.69	13,616,500	0.35%	-39.99%	to	-40.36%
2007	0.80%	to	1.40%	1,880,661	11.33	to	11.22	21,120,448	0.77%	14.56%	to	13.86%
2006	0.80%	to	1.40%	1,041,179	9.89	to	9.85	10,260,773	0.00%	-1.1%	to	-1.5%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	0.75%	to	3.30%	9,082,067	8.59	to	18.1	187,933,011	0.47%	38.7%	to	35.14%
2008	0.75%	to	3.10%	8,779,121	6.19	to	13.55	132,721,800	0.24%	-40.06%	to	-41.48%
2007	0.95%	to	3.10%	8,968,155	10.66	to	23.16	228,696,376	0.50%	6.62%	to	11.74%	*
2006	1.10%	to	3.10%	8,219,016	23.02	to	20.73	184,744,089	0.17%	11.17%	to	8.93%
2005	1.10%	to	3.10%	7,193,078	20.7	to	19.03	146,085,937	0.00%	16.72%	to	14.37%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.80%	to	1.40%	3,184,055	18.48	to	18.45	73,086,949	2.10%	25.52%	to	24.76%
2008	0.80%	to	1.40%	3,203,770	14.72	to	14.79	68,743,113	2.41%	-44.26%	to	-44.59%
2007	0.80%	to	1.40%	3,885,215	26.41	to	26.69	150,451,052	3.32%	16.37%	to	15.66%
2006	0.80%	to	1.40%	5,556,872	22.7	to	23.07	158,028,879	0.90%	17.14%	to	16.43%
2005	0.80%	to	1.40%	6,764,235	19.38	to	19.82	164,441,055	0.66%	18.1%	to	17.38%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	0.80%	to	1.40%	2,611,534	14.02	to	13.38	35,178,482	2.07%	25.59%	to	24.83%
2008	0.80%	to	1.40%	3,742,007	11.16	to	10.72	34,538,550	2.39%	-44.26%	to	-44.6%
2007	0.80%	to	1.40%	4,559,645	20.03	to	19.35	75,531,894	3.35%	16.41%	to	15.7%
2006	0.80%	to	1.40%	4,321,249	17.2	to	16.72	72,538,615	0.89%	17.08%	to	16.37%
2005	0.80%	to	1.40%	4,309,892	14.69	to	14.37	62,111,628	0.64%	18.16%	to	17.45%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2009	1.10%	to	2.30%	224,881	18.23	to	16.77	3,903,354	1.77%	24.83%	to	23.32%
2008	1.10%	to	2.30%	286,835	14.61	to	13.6	4,029,619	2.20%	-44.58%	to	-45.25%
2007	1.10%	to	2.30%	341,789	26.35	to	24.83	8,701,501	2.94%	15.76%	to	14.35%
2006	1.10%	to	2.30%	395,811	22.77	to	21.72	8,723,911	0.71%	16.48%	to	15.07%
2005	1.10%	to	2.30%	445,790	19.55	to	18.87	8,474,142	0.53%	17.48%	to	16.06%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.75%	to	2.95%	4,511,884	7.19	to	10.88	53,010,704	2.15%	25.25%	to	22.48%
2008	0.95%	to	2.85%	3,739,265	5.9	to	8.93	35,540,446	2.29%	-44.48%	to	-45.55%
2007	0.95%	to	2.80%	4,158,503	10.63	to	16.43	71,506,434	3.02%	6.3%	to	13.77%	*
2006	1.10%	to	2.65%	3,262,947	15.12	to	14.5	48,966,115	0.68%	16.52%	to	14.7%
2005	1.10%	to	2.75%	2,671,311	12.98	to	12.62	34,592,870	0.39%	17.44%	to	15.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.80%	to	1.40%	592,992	$12.28	to	11.72	$6,997,937	0.52%	56.14%	to	55.19%
2008	0.80%	to	1.40%	634,932	7.87	to	7.55	4,824,772	0.60%	-51.57%	to	-51.86%
2007	0.80%	to	1.40%	841,048	16.24	to	15.69	13,262,544	0.93%	4.75%	to	4.11%
2006	0.80%	to	1.40%	959,780	15.5	to	15.07	14,522,707	0.54%	15.27%	to	14.58%
2005	0.80%	to	1.40%	1,313,761	13.45	to	13.15	17,327,837	0.00%	1.74%	to	1.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.80%	to	2.95%	10,706,434	10.78	to	9.95	112,298,334	7.94%	34.51%	to	31.6%
2008	0.80%	to	2.95%	10,666,736	8.01	to	7.56	83,813,696	5.45%	-30.22%	to	-31.73%
2007	0.80%	to	2.95%	10,613,089	11.48	to	11.07	120,358,043	3.75%	2.92%	to	0.68%
2006	0.80%	to	2.80%	4,753,427	11.16	to	11.01	52,751,296	0.46%	11.57%	to	10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	0.95%	to	3.00%	5,182,224	11.6	to	11.22	68,954,337	1.46%	16.23%	to	13.82%
2008	0.95%	to	3.00%	6,005,955	9.98	to	9.86	69,210,732	1.80%	-27.79%	to	-29.29%
2007	0.95%	to	3.00%	7,191,142	13.82	to	13.94	115,583,625	2.42%	-3.62%	to	-5.62%
2006	0.95%	to	3.00%	8,485,936	14.33	to	14.78	142,480,300	1.10%	16.01%	to	13.62%
2005	0.95%	to	3.00%	8,398,809	12.36	to	13	122,425,253	0.91%	2.45%	to	0.33%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.65%	to	3.25%	10,676,595	8.85	to	14.23	182,350,127	0.77%	28.32%	to	24.96%
2008	0.75%	to	3.05%	3,847,456	6.89	to	11.52	51,984,101	1.08%	-33.52%	to	-35.06%
2007	0.80%	to	3.05%	3,336,527	9.87	to	17.74	68,664,008	0.72%	-3.16%	to	-5.37%
2006	0.80%	to	2.80%	3,184,805	10.19	to	18.93	68,147,428	0.58%	1.91%	to	13.71%	*
2005	0.95%	to	2.65%	2,432,175	15.07	to	18.19	45,353,134	0.81%	7.74%	to	5.89%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.80%	to	2.80%	2,307,480	10.99	to	15.11	36,881,360	4.14%	71.25%	to	67.8%
2008	0.80%	to	2.80%	2,181,313	6.42	to	9.01	20,523,237	2.72%	-53.05%	to	-54%
2007	0.80%	to	2.80%	2,877,413	13.67	to	19.58	57,939,683	1.81%	27.66%	to	25.08%
2006	0.80%	to	2.80%	1,703,817	10.71	to	15.66	27,220,949	1.21%	7.06%	to	24.59%	*
2005	1.10%	to	2.75%	588,613	12.71	to	12.57	7,454,753	0.17%	27.11%	to	25.7%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.95%	to	2.25%	300,587	16.08	to	17.84	5,623,798	3.46%	35.74%	to	33.96%
2008	0.95%	to	2.25%	358,613	11.85	to	13.32	4,967,042	2.39%	-40.95%	to	-41.72%
2007	0.95%	to	2.25%	462,809	20.06	to	22.86	10,928,425	1.98%	14.35%	to	12.85%
2006	0.95%	to	2.25%	531,179	17.54	to	20.25	11,028,499	1.19%	20.29%	to	18.72%
2005	0.95%	to	2.25%	634,836	14.58	to	17.06	11,022,531	1.12%	9.13%	to	7.7%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.80%	to	3.30%	6,859,765	10.04	to	12.14	91,812,073	5.47%	36.1%	to	32.67%
2008	0.65%	to	3.25%	25,106,259	6.17	to	9.17	247,362,383	2.54%	-40.78%	to	-42.33%
2007	0.80%	to	3.25%	16,511,364	12.48	to	15.91	278,332,427	1.98%	14.52%	to	11.67%
2006	0.80%	to	3.25%	8,716,921	10.89	to	14.24	129,480,230	1.07%	8.94%	to	17.53%	*
2005	0.95%	to	2.90%	3,144,611	12.6	to	12.19	39,198,071	1.15%	9.09%	to	6.95%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.80%	to	2.75%	5,360,877	14.32	to	13.7	77,988,157	14.04%	17.74%	to	15.42%
2008	0.80%	to	2.80%	5,797,396	12.17	to	11.85	72,143,518	3.87%	5.36%	to	3.23%
2007	0.80%	to	2.80%	4,159,217	11.55	to	11.48	49,473,961	2.64%	10.14%	to	7.91%
2006	1.10%	to	2.65%	1,905,578	10.95	to	10.66	20,725,398	2.53%	11.61%	to	9.86%
2005	1.15%	to	2.65%	501,187	9.81	to	9.71	4,902,407	0.88%	-1.94%	to	-2.93%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.80%	to	2.65%	1,391,741	8.55	to	8.29	11,759,706	4.02%	29.21%	to	26.8%
2008	0.80%	to	2.65%	456,888	6.62	to	6.54	3,010,257	3.50%	-33.79%	to	-34.62%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return***			Inception Date*
Growth Portfolio - I Class Shares (AMTG)
2009	1.30%			12	$42.58			$511	0.00%	28.66%
2008	0.80%	to	1.40%	2,411,370	12.76	to	14.52	67,084,772	0.00%	-44.13%	to	-44.47%
2007	0.80%	to	1.40%	2,896,657	22.83	to	26.15	143,154,846	0.00%	21.71%	to	20.97%
2006	0.80%	to	1.40%	3,507,840	18.76	to	21.62	141,328,488	0.00%	13.16%	to	12.48%
2005	0.80%	to	1.40%	4,407,773	16.58	to	19.22	155,259,354	0.00%	12.59%	to	11.91%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80%	to	1.40%	928,163	9.15	to	8.57	8,023,491	0.53%	-37.75%	to	-38.13%
2007	0.80%	to	1.40%	1,105,261	14.69	to	13.86	15,420,332	0.26%	6.52%	to	5.88%
2006	0.80%	to	1.40%	1,399,614	13.79	to	13.09	18,425,578	0.61%	12.47%	to	11.79%
2005	0.80%	to	1.40%	1,777,747	12.26	to	11.71	20,912,861	0.14%	7.53%	to	6.88%
International Portfolio - S Class Shares (AMINS)
2008	0.80%	to	3.25%	1,025,292	5.65	to	7.1	7,732,508	0.00%	-46.87%	to	-48.18%
2007	0.80%	to	3.25%	20,563,376	10.64	to	13.71	293,656,493	2.14%	2.38%	to	-0.16%
2006	0.80%	to	3.25%	10,936,799	10.39	to	13.73	153,950,501	0.34%	3.93%	to	19.45%	*
2005	1.10%	to	2.90%	816,611	11.66	to	11.52	9,478,809	0.19%	16.64%	to	15.23%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95%	to	2.45%	400,219	10.54	to	11.44	4,818,061	0.00%	-44.05%	to	-44.9%
2007	0.95%	to	2.80%	507,184	18.83	to	20.39	10,958,939	0.00%	21.03%	to	18.76%
2006	0.95%	to	2.80%	502,810	15.56	to	17.17	9,020,221	0.00%	13.39%	to	11.27%
2005	0.95%	to	2.80%	497,419	13.72	to	15.43	7,966,901	0.00%	12.35%	to	10.26%
Partners Portfolio- I Class Shares (AMTP)
2008	0.80%	to	1.40%	4,031,046	14.91	to	17.56	71,403,179	0.49%	-52.77%	to	-53.06%
2007	0.80%	to	1.40%	4,821,251	31.57	to	37.41	181,803,724	0.61%	8.46%	to	7.8%
2006	0.80%	to	1.40%	5,867,088	29.1	to	34.71	205,069,108	0.68%	11.35%	to	10.67%
2005	0.80%	to	1.40%	7,134,701	26.14	to	31.36	225,087,003	0.95%	17.1%	to	16.4%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80%	to	2.95%	1,216,019	5.6	to	6.46	8,275,433	0.93%	-46.38%	to	-47.55%
2007	0.80%	to	2.95%	1,309,013	10.44	to	12.31	16,737,536	0.38%	2.22%	to	0%
2006	0.80%	to	2.55%	1,440,361	10.21	to	12.39	18,134,505	0.33%	2.14%	to	8.11%	*
2005	1.10%	to	2.70%	345,932	11.58	to	11.45	3,990,761	0.00%	15.77%	to	14.53%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.80%	to	2.80%	371,443	7.12	to	9.44	4,086,114	0.00%	21.77%	to	19.32%
2008	0.80%	to	2.80%	406,370	5.85	to	7.91	3,706,928	0.00%	-39.96%	to	-41.17%
2007	0.80%	to	2.80%	392,938	9.74	to	13.45	6,032,559	0.00%	-0.29%	to	-2.32%
2006	0.80%	to	2.50%	399,331	9.77	to	15.09	6,218,632	0.00%	-2.34%	to	2.63%	*
2005	0.95%	to	2.50%	361,496	12.43	to	14.71	5,431,443	0.00%	1.92%	to	0.33%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.80%	to	2.95%	2,058,008	11.32	to	11.95	27,018,092	2.16%	30.38%	to	27.55%
2008	0.80%	to	3.05%	2,392,040	8.68	to	9.31	24,246,445	0.27%	-39.93%	to	-41.29%
2007	0.80%	to	3.25%	29,683,131	14.45	to	15.71	500,470,234	0.10%	6.75%	to	4.1%
2006	0.80%	to	3.25%	14,567,602	13.54	to	15.09	232,049,667	0.09%	12.8%	to	10.02%
2005	0.80%	to	3.00%	2,318,131	12	to	13.81	33,095,968	0.00%	6%	to	3.66%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.80%	to	1.40%	2,404,729	16.46	to	17.26	50,938,065	0.00%	20.92%	to	20.19%
2008	0.80%	to	1.40%	2,972,160	13.61	to	14.36	52,339,138	2.98%	-43.92%	to	-44.26%
2007	0.80%	to	1.40%	3,793,326	24.27	to	25.77	119,039,885	2.68%	2.95%	to	2.33%
2006	0.80%	to	1.40%	4,523,880	23.58	to	25.18	137,769,586	2.17%	10.26%	to	9.59%
2005	0.80%	to	1.40%	5,647,775	21.38	to	22.98	155,150,510	1.80%	3.06%	to	2.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95%	to	2.95%	3,035,663	$11.08	to	10.93	$40,147,457	0.01%	42.78%	to	39.9%
2008	0.95%	to	2.95%	3,576,621	7.76	to	7.81	33,310,024	0.00%	-46.18%	to	-47.27%
2007	0.95%	to	2.95%	3,981,882	14.42	to	14.82	69,363,812	0.01%	12.77%	to	10.48%
2006	0.95%	to	2.95%	4,129,863	12.79	to	13.41	64,078,686	0.19%	6.66%	to	4.51%
2005	0.95%	to	2.90%	4,173,108	11.99	to	12.85	61,055,416	0.66%	3.87%	to	1.83%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80%	to	1.40%	3,323,768	15.19	to	14.08	47,274,803	0.33%	43.36%	to	42.5%
2008	0.80%	to	1.40%	3,977,449	10.59	to	9.88	39,665,920	0.15%	-45.95%	to	-46.28%
2007	0.80%	to	1.40%	4,805,480	19.6	to	18.39	89,129,237	0.24%	13.23%	to	12.54%
2006	0.80%	to	1.40%	6,037,158	17.31	to	16.34	99,391,010	0.39%	7.09%	to	6.44%
2005	0.80%	to	1.40%	7,865,933	16.16	to	15.36	121,515,526	0.95%	4.26%	to	3.63%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.80%	to	1.40%	2,839,959	11.72	to	11.75	42,563,966	0.00%	8.74%	to	8.08%
2008	0.80%	to	1.40%	3,473,316	10.78	to	10.87	48,106,805	4.82%	-39.54%	to	-39.9%
2007	0.80%	to	1.40%	4,466,808	17.82	to	18.09	102,125,225	5.26%	3.55%	to	2.92%
2006	0.80%	to	1.40%	5,265,751	17.21	to	17.57	115,936,276	5.40%	4.44%	to	3.81%
2005	0.80%	to	1.40%	6,433,177	16.48	to	16.93	135,323,164	5.43%	1.77%	to	1.15%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.80%	to	1.40%	3,525,444	19.39	to	18.62	66,015,905	2.26%	38.58%	to	37.74%
2008	0.80%	to	1.40%	4,134,462	13.99	to	13.52	56,156,335	1.57%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	4,898,499	23.58	to	22.92	112,720,550	1.39%	5.48%	to	4.84%
2006	0.80%	to	1.40%	5,524,646	22.35	to	21.86	121,147,673	0.98%	16.75%	to	16.05%
2005	0.80%	to	1.40%	5,308,749	19.15	to	18.84	100,226,186	0.96%	13.43%	to	12.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.75%	to	2.70%	5,304,073	8.31	to	11.77	67,081,618	1.89%	38.33%	to	35.62%
2008	0.95%	to	2.70%	5,863,169	9.43	to	8.68	53,981,607	1.24%	-40.91%	to	-41.96%
2007	0.95%	to	2.70%	6,661,852	15.96	to	14.96	104,330,390	1.12%	5.05%	to	3.18%
2006	0.95%	to	2.70%	6,304,392	15.2	to	14.5	94,470,011	0.85%	16.29%	to	14.24%
2005	0.95%	to	2.50%	5,674,152	13.07	to	12.73	73,470,008	0.64%	12.97%	to	11.2%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.80%	to	1.40%	3,835,051	34.48	to	32.9	134,559,408	2.32%	38.65%	to	37.82%
2008	0.80%	to	1.40%	4,605,983	24.87	to	23.88	117,211,377	1.61%	-40.67%	to	-41.03%
2007	0.80%	to	1.40%	5,756,123	41.92	to	40.49	248,042,653	1.41%	5.46%	to	4.82%
2006	0.80%	to	1.40%	7,165,665	39.75	to	38.62	294,029,956	1.05%	16.75%	to	16.05%
2005	0.80%	to	1.40%	8,956,758	34.04	to	33.28	315,862,240	1.04%	13.4%	to	12.71%
Global Securities Fund/VA - Service Class (OVGSS)
2009	0.95%	to	2.30%	584,534	15.66	to	18.35	11,225,732	2.01%	38.03%	to	36.15%
2008	0.95%	to	2.30%	675,950	11.35	to	13.48	9,467,392	1.32%	-40.9%	to	-41.71%
2007	0.95%	to	2.30%	862,593	19.2	to	23.12	20,585,407	1.22%	5.07%	to	3.63%
2006	0.95%	to	2.30%	967,988	18.27	to	22.31	22,124,575	0.88%	16.25%	to	14.67%
2005	0.95%	to	2.30%	1,118,144	15.72	to	19.46	22,094,897	0.85%	12.98%	to	11.44%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.80%	to	1.40%	153,077	2.53	to	2.49	382,251	0.00%	25.74%	to	24.98%
2008	0.80%	to	1.40%	126,679	2.01	to	1.99	252,740	4.88%	-79.06%	to	-79.19%
2007	0.80%	to	1.40%	48,923	9.61	to	9.57	468,403	0.00%	-3.91%	to	-4.3%	*
High Income Fund/VA - Class 4 (OVHI4)
2009	0.95%	to	2.80%	2,841,679	2.54	to	2.42	7,101,139	0.00%	25.22%	to	22.88%
2008	0.95%	to	2.80%	2,070,239	2.03	to	1.97	4,158,939	5.83%	-78.83%	to	-79.23%
2007	0.95%	to	2.75%	991,751	9.59	to	9.47	9,472,520	0.00%	-4.12%	to	-5.29%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.80%	to	1.40%	16,502	$2.75	to	2.69	$44,537	0.00%	24.31%	to	23.56%
2008	0.80%	to	1.40%	23,524	2.21	to	2.18	51,336	8.75%	-78.84%	to	-78.97%
2007	0.80%	to	1.40%	49,246	10.46	to	10.35	510,531	7.99%	-0.91%	to	-1.51%
2006	1.30%	to	1.40%	87,967	10.52	to	10.51	924,954	0.00%	5.16%	to	5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2009	0.95%	to	2.70%	1,019,129	3.29	to	3.31	3,646,990	0.00%	24.75%	to	22.55%
2008	0.95%	to	2.70%	1,274,342	2.64	to	2.7	3,677,309	7.68%	-78.78%	to	-79.15%
2007	0.95%	to	2.70%	1,877,575	12.44	to	12.94	25,692,805	8.06%	-1.42%	to	-3.17%
2006	0.95%	to	2.75%	3,180,409	12.62	to	12.22	44,449,263	7.17%	8.19%	to	6.23%
2005	0.95%	to	2.45%	3,038,153	11.66	to	12.67	39,502,363	5.82%	1.04%	to	-0.49%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.80%	to	1.40%	1,710,096	8.52	to	8.03	13,848,126	1.95%	27.26%	to	26.49%
2008	0.80%	to	1.40%	2,022,607	6.69	to	6.35	12,938,096	1.56%	-38.96%	to	-39.33%
2007	0.80%	to	1.40%	2,487,109	10.97	to	10.47	26,194,088	1.03%	3.58%	to	2.95%
2006	0.80%	to	1.40%	2,841,846	10.59	to	10.17	29,040,677	1.13%	14.11%	to	13.42%
2005	0.80%	to	1.40%	3,231,392	9.28	to	8.96	29,087,134	1.38%	5.13%	to	4.5%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	0.65%	to	3.25%	24,250,057	7.96	to	10.62	307,298,432	1.47%	27.16%	to	23.83%
2008	0.65%	to	3.25%	27,005,578	6.26	to	8.57	272,771,613	1.22%	-39.02%	to	-40.62%
2007	0.95%	to	3.25%	24,014,369	14.72	to	14.44	402,804,694	0.63%	3.16%	to	0.75%
2006	0.95%	to	3.25%	14,409,505	14.27	to	14.33	236,003,634	0.48%	13.67%	to	11.04%
2005	0.95%	to	2.95%	3,831,295	12.56	to	13.01	55,729,762	0.95%	4.74%	to	2.63%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.80%	to	1.40%	552,543	8.26	to	8.08	4,477,598	0.88%	36.1%	to	35.27%
2008	0.80%	to	1.40%	440,857	6.07	to	5.97	2,638,595	0.51%	-38.33%	to	-38.7%
2007	0.80%	to	1.40%	418,752	9.84	to	9.74	4,084,325	0.29%	-2%	to	-2.6%
2006	0.80%	to	1.40%	227,665	10.04	to	10	2,277,965	0.00%	0.41%	to	0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	0.95%	to	3.30%	2,081,552	13.34	to	13.88	35,691,628	1.16%	35.58%	to	32.36%
2008	0.65%	to	3.25%	8,337,343	6.27	to	10.52	105,311,346	0.29%	-38.41%	to	-40.02%
2007	0.95%	to	3.25%	6,050,092	16.03	to	17.54	125,648,459	0.13%	-2.33%	to	-4.61%
2006	0.95%	to	3.25%	3,305,000	16.41	to	18.39	70,852,158	0.01%	13.57%	to	10.94%
2005	0.95%	to	2.90%	1,105,896	14.45	to	16.74	21,104,247	0.00%	8.68%	to	6.54%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.80%	to	1.40%	1,983,089	4.49	to	4.23	8,468,612	0.00%	31.55%	to	30.75%
2008	0.80%	to	1.40%	2,176,324	3.41	to	3.24	7,101,334	0.00%	-49.48%	to	-49.78%
2007	0.80%	to	1.40%	2,576,050	6.75	to	6.45	16,720,309	0.00%	5.48%	to	4.84%
2006	0.80%	to	1.40%	3,147,364	6.4	to	6.15	19,465,941	0.00%	2.13%	to	1.52%
2005	0.80%	to	1.40%	4,765,383	6.27	to	6.06	28,985,432	0.00%	11.43%	to	10.76%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.05%	to	2.60%	329,454	10.67	to	10.56	3,719,305	2.72%	28.45%	to	26.44%
2008	1.05%	to	2.80%	387,088	8.31	to	8.26	3,423,016	2.18%	-39.34%	to	-40.42%
2007	1.05%	to	2.80%	468,881	13.69	to	13.86	6,876,101	1.36%	-7.03%	to	-8.68%
2006	1.05%	to	2.80%	551,603	14.73	to	15.18	8,748,454	1.52%	14.7%	to	12.67%
2005	0.95%	to	2.80%	644,011	12.87	to	13.47	8,937,063	1.64%	4.23%	to	2.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	1.15%	to	2.40%	46,786	$14.93	to	13.72	$681,273	0.00%	23.2%	to	21.64%
2008	1.15%	to	2.40%	61,180	12.12	to	11.28	724,632	2.19%	-44.6%	to	-45.3%
2007	1.15%	to	2.40%	71,037	21.88	to	20.62	1,525,012	2.96%	7.11%	to	5.75%
2006	1.15%	to	2.40%	87,538	20.43	to	19.5	1,761,143	0.61%	26.25%	to	24.66%
2005	1.15%	to	2.65%	92,906	16.18	to	15.53	1,485,977	1.49%	10.91%	to	9.23%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.95%	to	2.80%	213,154	12.92	to	12.5	2,875,568	0.65%	62.34%	to	59.31%
2008	1.15%	to	2.80%	142,184	8.63	to	7.85	1,187,340	0.00%	-37.76%	to	-38.8%
2007	1.15%	to	2.80%	168,443	13.87	to	12.82	2,271,117	0.00%	4.3%	to	2.55%
2006	0.95%	to	2.80%	213,216	12.21	to	12.5	2,766,251	0.10%	4.44%	to	2.49%
2005	0.95%	to	2.80%	276,236	11.69	to	12.2	3,456,648	0.71%	4.69%	to	2.74%
Diversified Stock Fund Class A Shares (VYDS)
2009	1.15%	to	2.10%	43,065	12.53	to	11.78	531,815	0.81%	25.6%	to	24.39%
2008	1.15%	to	2.10%	57,375	9.98	to	9.47	564,917	0.75%	-38.58%	to	-39.17%
2007	1.15%	to	2.10%	66,078	16.25	to	15.57	1,063,078	0.66%	8.68%	to	7.63%
2006	1.15%	to	2.10%	65,321	14.95	to	14.47	969,737	0.30%	12.38%	to	11.3%
2005	1.15%	to	2.10%	64,852	13.3	to	13	859,735	0.07%	7.5%	to	6.47%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80%	to	2.95%	3,605,643	9.45	to	9.84	37,628,164	0.00%	40.66%	to	37.61%
2008	0.65%	to	3.25%	19,673,406	5.86	to	7.07	147,156,139	0.12%	-43.02%	to	-44.52%
2007	0.80%	to	3.25%	10,055,319	11.81	to	12.74	133,588,581	0.14%	11.58%	to	8.81%
2006	0.80%	to	2.90%	1,860,568	10.59	to	11.78	22,408,234	0.29%	5.86%	to	6.17%	*
2005	1.10%	to	2.90%	596,546	11.23	to	11.1	6,676,122	0.19%	12.32%	to	10.96%	*
Equity Income Portfolio - II (TREI2)
2009	0.80%	to	3.30%	7,776,288	8.86	to	8.87	74,780,990	1.74%	24.25%	to	21.12%
2008	0.80%	to	2.95%	7,723,076	7.13	to	7.43	60,261,084	2.21%	-36.78%	to	-38.15%
2007	0.80%	to	2.95%	6,128,523	11.28	to	12.01	76,349,143	1.66%	2.2%	to	-0.03%
2006	0.80%	to	2.95%	4,412,317	11.04	to	12.01	54,220,730	1.32%	10.35%	to	15.16%	*
2005	1.10%	to	2.80%	1,288,795	10.56	to	10.44	13,568,484	1.31%	5.59%	to	4.39%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%			1	11.34			11	3.05%	5.96%
2008	0.80%	to	2.90%	4,360,949	10.79	to	10.08	46,053,950	3.75%	0.5%	to	-1.63%
2007	0.80%	to	2.90%	2,984,605	10.74	to	10.25	31,585,239	3.11%	4.38%	to	2.16%
2006	1.10%	to	2.80%	897,335	10.34	to	10.05	9,206,800	3.73%	2.88%	to	1.12%
2005	1.10%	to	2.70%	297,273	10.05	to	9.95	2,977,178	2.51%	0.54%	to	-0.54%	*
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2009	0.80%	to	1.40%	509,578	13.43	to	12.98	6,638,304	3.92%	5.13%	to	4.5%
2008	0.80%	to	1.40%	642,414	12.77	to	12.42	8,003,418	8.12%	2.87%	to	2.25%
2007	0.80%	to	1.40%	731,903	12.42	to	12.15	8,910,518	5.57%	8.94%	to	8.27%
2006	0.80%	to	1.40%	690,934	11.4	to	11.22	7,763,189	7.87%	5.55%	to	4.91%
2005	0.80%	to	1.40%	653,908	10.8	to	10.69	6,998,382	6.56%	-3.89%	to	-4.47%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2009	0.80%	to	1.40%	581,103	18.61	to	19.39	13,329,078	3.83%	5.13%	to	4.5%
2008	0.80%	to	1.40%	703,225	17.7	to	18.55	15,375,868	9.07%	2.78%	to	2.16%
2007	0.80%	to	1.40%	889,847	17.22	to	18.16	19,097,162	6.47%	8.83%	to	8.17%
2006	0.80%	to	1.40%	1,107,173	15.82	to	16.79	21,961,040	8.79%	5.63%	to	4.99%
2005	0.80%	to	1.40%	1,440,459	14.98	to	15.99	26,984,368	7.64%	-3.81%	to	-4.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.80%	to	1.40%	886,135	$23.16	to	22.37	$19,920,111	0.14%	111.69%	to	110.41%
2008	0.80%	to	1.40%	763,916	10.94	to	10.63	8,156,428	0.00%	-65.03%	to	-65.25%
2007	0.80%	to	1.40%	1,152,258	31.28	to	30.6	35,362,793	0.40%	36.46%	to	35.63%
2006	0.80%	to	1.40%	1,106,434	22.92	to	22.56	25,013,200	0.53%	38.42%	to	37.59%
2005	0.80%	to	1.40%	877,819	16.56	to	16.4	14,412,087	0.59%	30.81%	to	30.02%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.80%	to	1.40%	1,081,816	21.67	to	20.02	21,882,865	0.17%	111.47%	to	110.2%
2008	0.80%	to	1.40%	1,264,058	10.25	to	9.53	12,153,665	0.00%	-65.06%	to	-65.27%
2007	0.80%	to	1.40%	1,599,935	29.33	to	27.43	44,248,455	0.46%	36.51%	to	35.68%
2006	0.80%	to	1.40%	2,079,717	21.49	to	20.22	42,350,828	0.63%	38.38%	to	37.55%
2005	0.80%	to	1.40%	2,663,102	15.53	to	14.7	39,392,769	0.84%	30.94%	to	30.15%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.80%	to	1.40%	1,143,054	28.03	to	27.09	31,107,182	0.26%	56.36%	to	55.41%
2008	0.80%	to	1.40%	1,219,284	17.93	to	17.43	21,333,920	0.35%	-46.53%	to	-46.85%
2007	0.80%	to	1.40%	1,400,348	33.53	to	32.79	46,055,901	0.11%	44.16%	to	43.28%
2006	0.80%	to	1.40%	1,470,219	23.26	to	22.89	33,718,368	0.07%	23.54%	to	22.8%
2005	0.80%	to	1.40%	1,551,985	18.83	to	18.64	28,960,958	0.19%	50.41%	to	49.5%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.80%	to	1.40%	761,288	38.92	to	37.02	32,875,757	0.27%	56.27%	to	55.33%
2008	0.80%	to	1.40%	892,365	24.91	to	23.83	24,758,601	0.31%	-46.56%	to	-46.88%
2007	0.80%	to	1.40%	1,118,247	46.61	to	44.87	58,352,118	0.12%	44.19%	to	43.31%
2006	0.80%	to	1.40%	1,340,984	32.32	to	31.31	48,678,714	0.07%	23.5%	to	22.75%
2005	0.80%	to	1.40%	1,699,058	26.17	to	25.51	49,998,755	0.35%	50.46%	to	49.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.75%	to	2.80%	2,978,019	11.91	to	11.74	35,256,090	0.04%	19.06%	to	17.41%	*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2008	0.80%	to	1.40%	1,508,012	15.55	to	18.44	32,197,505	0.00%	-44.8%	to	-45.14%
2007	0.80%	to	1.40%	1,793,964	28.18	to	33.62	69,679,934	0.00%	21.34%	to	20.6%
2006	0.80%	to	1.40%	2,138,630	23.22	to	27.88	68,607,503	0.00%	13.73%	to	13.04%
2005	0.80%	to	1.40%	2,486,339	20.42	to	24.66	70,294,123	0.00%	7.41%	to	6.76%
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)
2009	1.60%	to	2.20%	11,201	9.46	to	9.17	103,735	0.38%	41.08%	to	40.22%
2008	1.75%	to	2.20%	11,776	6.66	to	6.54	77,336	0.27%	-40.06%	to	-40.34%
2007	1.75%	to	2.20%	12,402	11.12	to	10.96	136,370	0.00%	5.72%	to	5.23%
2006	1.40%	to	2.20%	13,143	10.6	to	10.41	137,213	0.00%	0.92%	to	0.1%
2005	1.40%	to	2.20%	13,234	10.5	to	10.4	137,863	0.18%	4.22%	to	3.38%
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)
2009	1.15%	to	1.60%	14,747	10.83	to	10.58	156,783	0.24%	-1.04%	to	-1.49%
2008	1.15%	to	1.40%	20,154	10.95	to	10.84	218,444	1.76%	1.1%	to	0.84%
2007	1.15%	to	1.40%	1,632	10.83	to	10.74	17,585	4.60%	3.47%	to	3.2%
2006	1.15%	to	1.40%	1,635	10.47	to	10.41	17,055	26.87%	3.22%	to	2.96%
2005	1.40%			1,058	10.11			10,698	34.36%	1.11%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2008	0.80%	to	1.40%	4,815,928	20.38	to	23.63	144,228,895	1.88%	-40.58%	to	-40.94%
2007	0.80%	to	1.40%	5,757,665	34.29	to	40.01	291,024,130	0.62%	5.78%	to	5.13%
2006	0.80%	to	1.40%	7,005,669	32.42	to	38.06	334,888,686	0.00%	11.32%	to	10.65%
2005	0.80%	to	1.40%	8,710,393	29.12	to	34.39	373,720,329	0.00%	7.02%	to	6.38%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.75%	to	2.50%	775,011	13.14	to	12.45	10,059,269	0.00%	31.36%	to	48.83%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2009	1.10%			1,175	$8.2			$9,641	1.27%	58.42%
2008	1.10%	to	1.25%	1,260	5.18	to	5.17	6,526	0.00%	-45.16%	to	-45.24%
2007	1.25%			39	9.43			368	0.00%	-5.65%			*
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2009	1.15%	to	1.25%	21,348	12.22	to	12.15	259,604	3.69%	10.71%	to	10.59%
2008	1.15%			2,116	11.04			23,352	4.80%	1.21%
2007	1.15%			2,116	10.9			23,072	4.56%	4.96%
2006	1.15%			2,116	10.39			21,981	4.32%	2.63%
2005	1.15%			2,116	10.12			21,419	0.49%	0.73%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	1.55%	to	2.35%	56,260	10.89	to	10.68	604,067	1.26%	-4.24%	to	-5.02%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	1.55%	to	2.30%	4,666	11.89	to	11.69	55,110	0.00%	1.46%	to	0.69%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80%	to	1.40%	1,761,884	10.95	to	10.4	18,463,105	1.68%	-41.51%	to	-41.86%
2007	0.80%	to	1.40%	2,123,568	18.72	to	17.89	38,252,943	1.05%	15.66%	to	14.96%
2006	0.80%	to	1.40%	2,629,775	16.18	to	15.57	41,181,190	0.99%	17.71%	to	17%
2005	0.80%	to	1.40%	3,268,498	13.75	to	13.3	43,719,660	0.84%	16.5%	to	15.8%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80%	to	1.40%	184,626	8.13	to	7.56	1,407,276	1.73%	-47.18%	to	-47.5%
2007	0.80%	to	1.40%	219,613	15.39	to	14.39	3,186,083	0.00%	-4.73%	to	-5.31%
2006	0.80%	to	1.40%	285,608	16.15	to	15.2	4,372,655	0.00%	12.3%	to	11.62%
2005	0.80%	to	1.40%	377,164	14.38	to	13.62	5,168,448	0.00%	15.22%	to	14.52%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80%	to	1.40%	243,504	9.34	to	9.08	2,218,666	2.75%	-26.14%	to	-26.59%
2007	0.80%	to	1.40%	265,247	12.64	to	12.36	3,289,279	2.30%	3.78%	to	3.15%
2006	0.80%	to	1.40%	285,299	12.18	to	11.99	3,426,244	2.46%	11.35%	to	10.68%
2005	0.80%	to	1.40%	230,571	10.94	to	10.83	2,499,509	2.31%	1.72%	to	1.11%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15%	to	2.35%	85,778	7.46	to	7.05	641,766	0.42%	-39.76%	to	-40.49%
2007	1.15%	to	2.35%	90,603	12.39	to	11.85	1,130,341	0.38%	7.89%	to	6.58%
2006	1.15%	to	2.35%	91,381	11.48	to	11.12	1,057,960	0.54%	9.08%	to	7.76%
2005	1.15%	to	2.35%	87,319	10.53	to	10.32	928,731	0.45%	0.85%	to	-0.37%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15%	to	2.40%	105,574	8.62	to	8.13	912,662	1.27%	-40.1%	to	-40.86%
2007	1.15%	to	2.35%	111,241	14.39	to	13.77	1,613,063	1.08%	0.39%	to	-0.83%
2006	1.15%	to	2.35%	100,046	14.34	to	13.89	1,450,895	1.01%	16.26%	to	14.85%
2005	1.15%	to	2.35%	82,930	12.33	to	12.09	1,038,567	0.97%	9.02%	to	7.7%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15%	to	1.85%	22,130	7.61	to	7.42	166,461	0.45%	-41.31%	to	-41.73%
2007	1.15%	to	1.85%	33,329	12.97	to	12.73	429,215	1.38%	6.46%	to	5.7%
2006	1.15%	to	1.85%	27,147	12.19	to	12.04	329,302	3.32%	13.51%	to	12.71%
2005	1.35%	to	1.75%	11,254	10.72	to	10.69	120,559	1.08%	7.21%	to	6.92%	*
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15%	to	1.75%	22,506	8.94	to	8.74	198,924	2.65%	-20.62%	to	-21.1%
2007	1.15%	to	1.75%	8,194	11.26	to	11.08	92,000	2.66%	3.94%	to	3.3%
2006	1.15%	to	1.75%	8,142	10.83	to	10.72	88,038	3.85%	5.73%	to	5.09%
2005	1.25%	to	1.75%	3,652	10.24	to	10.2	37,354	3.18%	2.39%	to	2.04%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80%	to	1.40%	1,380,783	$3.82	to	3.63	$5,042,610	0.00%	-46.54%	to	-46.87%
2007	0.80%	to	1.40%	2,013,233	7.15	to	6.82	13,821,540	0.00%	8.14%	to	7.48%
2006	0.80%	to	1.40%	2,500,190	6.61	to	6.35	15,951,881	0.00%	9.03%	to	8.37%
2005	0.80%	to	1.40%	2,707,801	6.06	to	5.86	15,930,090	0.00%	8.87%	to	8.21%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95%	to	3.20%	2,006,297	8.26	to	8.54	18,751,282	0.00%	-46.79%	to	-48.01%
2007	0.95%	to	3.25%	16,359,805	15.52	to	16.39	287,785,579	0.00%	7.69%	to	5.18%
2006	0.95%	to	3.25%	7,591,461	14.41	to	15.58	124,920,647	0.00%	8.61%	to	6.09%
2005	0.95%	to	2.90%	1,755,225	13.27	to	14.83	26,824,934	0.00%	8.56%	to	6.43%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80%	to	1.40%	654,300	9.66	to	9.39	6,164,916	1.13%	-33.74%	to	-34.14%
2007	0.80%	to	1.40%	934,069	14.58	to	14.26	13,355,230	0.93%	1.63%	to	1.01%
2006	0.80%	to	1.40%	1,328,877	14.35	to	14.12	18,795,204	0.59%	15.91%	to	15.21%
2005	0.80%	to	1.40%	2,326,240	12.38	to	12.25	28,535,450	0.22%	8.34%	to	7.69%
Small Cap Value II VCT Portfolio - Class I (obsolete) (SFRSCV)
2005	0.95%	to	1.05%	80,124	15.46	to	15.43	1,237,644	0.48%	13.86%	to	13.74%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95%	to	1.05%	105,733	6.12	to	6.1	646,042	0.60%	-38.59%	to	-38.65%
2007	0.95%	to	1.05%	117,897	9.96	to	9.95	1,173,591	0.73%	-7.85%	to	-7.94%
2006	0.95%	to	1.05%	124,148	10.81	to	10.8	1,341,708	0.26%	8.1%	to	8.04%	*

2009	Reserves for annuity contracts in payout phase:							8,394,197
2009	Contract owners equity:							$21,471,280,300
2008	Reserves for annuity contracts in payout phase:							7,453,205
2008	Contract owners equity:							$16,006,481,073
2007	Reserves for annuity contracts in payout phase:							12,121,909
2007	Contract owners equity:							$22,175,260,947
2006	Reserves for annuity contracts in payout phase:							11,157,956
2006	Contract owners equity:							$17,880,717,436
2005	Reserves for annuity contracts in payout phase:							9,694,221
2005	Contract owners equity:							$13,950,161,968
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm
PART C. OTHER INFORMATION

Item 24.	(a) Financial Statements and Exhibits

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2009.

Statements of Operations for the year ended December 31, 2009.

Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2009 and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Income (Loss) for the
years ended December 31, 2009, 2008 and
2007.

Consolidated Balance Sheets as of December
31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31, 2009, 2008 and 2007.

Consolidated Statements of Cash Flows for
the years ended December 31, 2009, 2008
and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.	(b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.

(2)	Not Applicable.

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 (333-164886) on May 13, 2010 and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 (333-164886) on May 13, 2010 and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor –

(1)	Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (6) and hereby incorporated by reference.

(2)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(3)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(4)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”.

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”.

(3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(4)
Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm".

(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”.

(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”.

(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(8)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document “nwfpa99h12b.htm”.

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”.

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”.

(11)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(12)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”.

(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".

(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(15)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document “vaneckfpa.htm”.

(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm".

(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm".

The following Fund Participation Agreement is attached hereto:

(18)	Fund Participation Agreement with Huntington Asset Advisors, Inc. dated August 13, 2010, as document “Huntingtonfpa.htm”.

(9)	Opinion of Counsel – Filed with initial Registration Statement on February 12, 2010 (File No. 333-164886) as Exhibit (9) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto .

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Power of Attorney -Attached hereto.

Item 25.	Directors and Officers of the Depositor
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen
The business address of the Directors and Officers of the Depositor is:
    One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
LEARNING CIRCLE EDUCATION SERVICES OH
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C –8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - Dotted Line
September 30, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

September 30, 2010

Page 2

(Nationwide Corp. subsidiaries)

Item 27.	Number of Contract Owners

Not applicable.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:
President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26 th   day of October , 2010.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ KEITH W. HINZE
Keith W. Hinze

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26 th   day of October , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ KEITH W. HINZE
Keith W. Hinze
Attorney-in-Fact